UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02652

Name of Registrant:	Vanguard Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024—December 31, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Extended Market Index Fund Investor Shares - VEXMX

Vanguard Extended Market Index Fund ETF Shares - VXF

Vanguard Extended Market Index Fund Admiral™ Shares - VEXAX

Vanguard Extended Market Index Fund Institutional Shares - VIEIX

Vanguard Extended Market Index Fund Institutional Plus Shares - VEMPX

Vanguard Extended Market Index Fund Institutional Select Shares - VSEMX

Vanguard Mid-Cap Index Fund Investor Shares - VIMSX

Vanguard Mid-Cap Index Fund ETF Shares - VO

Vanguard Mid-Cap Index Fund Admiral™ Shares - VIMAX

Vanguard Mid-Cap Index Fund Institutional Shares - VMCIX

Vanguard Mid-Cap Index Fund Institutional Plus Shares - VMCPX

Vanguard Mid-Cap Growth Index Fund Investor Shares - VMGIX

Vanguard Mid-Cap Growth Index Fund ETF Shares - VOT

Vanguard Mid-Cap Growth Index Fund Admiral™ Shares - VMGMX

Vanguard Mid-Cap Value Index Fund Investor Shares - VMVIX

Vanguard Mid-Cap Value Index Fund ETF Shares - VOE

Vanguard Mid-Cap Value Index Fund Admiral™ Shares - VMVAX

Vanguard Small-Cap Index Fund Investor Shares - NAESX

Vanguard Small-Cap Index Fund ETF Shares - VB

Vanguard Small-Cap Index Fund Admiral™ Shares - VSMAX

Vanguard Small-Cap Index Fund Institutional Shares - VSCIX

Vanguard Small-Cap Index Fund Institutional Plus Shares - VSCPX

Vanguard Small-Cap Growth Index Fund Investor Shares - VISGX

Vanguard Small-Cap Growth Index Fund ETF Shares - VBK

Vanguard Small-Cap Growth Index Fund Admiral™ Shares - VSGAX

Vanguard Small-Cap Growth Index Fund Institutional Shares - VSGIX

Vanguard Small-Cap Value Index Fund Investor Shares - VISVX

Vanguard Small-Cap Value Index Fund ETF Shares - VBR

Vanguard Small-Cap Value Index Fund Admiral™ Shares - VSIAX

Vanguard Small-Cap Value Index Fund Institutional Shares - VSIIX

Vanguard Total Stock Market Index Fund Investor Shares - VTSMX

Vanguard Total Stock Market Index Fund ETF Shares - VTI

Vanguard Total Stock Market Index Fund Admiral™ Shares - VTSAX

Vanguard Total Stock Market Index Fund Institutional Shares - VITSX

Vanguard Total Stock Market Index Fund Institutional Plus Shares - VSMPX

Vanguard Total Stock Market Index Fund Institutional Select Shares - VSTSX

Vanguard Extended Market Index Fund
Investor Shares (VEXMX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$21	0.19%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Each of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Financials, information technology, and industrials contributed most to the benchmark’s return.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	16.76%	9.75%	9.31%
S&P Completion Index	16.88%	9.77%	9.33%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$111,156
Number of Portfolio Holdings	3,485
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$1,799
Portfolio Composition % of Net Assets (as of December 31, 2024)
Communication Services	4.3%
Consumer Discretionary	12.0%
Consumer Staples	3.0%
Energy	4.1%
Financials	18.0%
Health Care	11.4%
Industrials	17.4%
Information Technology	17.9%
Materials	4.7%
Real Estate	5.4%
Utilities	1.7%
Other Assets and Liabilities—Net	0.1%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR98

Vanguard Extended Market Index Fund
ETF Shares (VXF) NYSE Arca
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.06%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Each of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Financials, information technology, and industrials contributed most to the benchmark’s return.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	16.90%	9.89%	9.45%
ETF Shares Market Price	16.89%	9.90%	9.46%
S&P Completion Index	16.88%	9.77%	9.33%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$111,156
Number of Portfolio Holdings	3,485
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$1,799
Portfolio Composition % of Net Assets (as of December 31, 2024)
Communication Services	4.3%
Consumer Discretionary	12.0%
Consumer Staples	3.0%
Energy	4.1%
Financials	18.0%
Health Care	11.4%
Industrials	17.4%
Information Technology	17.9%
Materials	4.7%
Real Estate	5.4%
Utilities	1.7%
Other Assets and Liabilities—Net	0.1%
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR965

Vanguard Extended Market Index Fund
Admiral™ Shares (VEXAX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.06%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Each of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Financials, information technology, and industrials contributed most to the benchmark’s return.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	16.91%	9.89%	9.45%
S&P Completion Index	16.88%	9.77%	9.33%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$111,156
Number of Portfolio Holdings	3,485
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$1,799
Portfolio Composition % of Net Assets (as of December 31, 2024)
Communication Services	4.3%
Consumer Discretionary	12.0%
Consumer Staples	3.0%
Energy	4.1%
Financials	18.0%
Health Care	11.4%
Industrials	17.4%
Information Technology	17.9%
Materials	4.7%
Real Estate	5.4%
Utilities	1.7%
Other Assets and Liabilities—Net	0.1%
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Admiral Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR598

Vanguard Extended Market Index Fund
Institutional Shares (VIEIX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.05%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Each of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Financials, information technology, and industrials contributed most to the benchmark’s return.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	16.91%	9.90%	9.47%
S&P Completion Index	16.88%	9.77%	9.33%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$111,156
Number of Portfolio Holdings	3,485
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$1,799
Portfolio Composition % of Net Assets (as of December 31, 2024)
Communication Services	4.3%
Consumer Discretionary	12.0%
Consumer Staples	3.0%
Energy	4.1%
Financials	18.0%
Health Care	11.4%
Industrials	17.4%
Information Technology	17.9%
Materials	4.7%
Real Estate	5.4%
Utilities	1.7%
Other Assets and Liabilities—Net	0.1%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR856

Vanguard Extended Market Index Fund
Institutional Plus Shares (VEMPX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$4	0.04%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Each of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Financials, information technology, and industrials contributed most to the benchmark’s return.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $100,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares	16.94%	9.91%	9.48%
S&P Completion Index	16.88%	9.77%	9.33%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$111,156
Number of Portfolio Holdings	3,485
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$1,799
Portfolio Composition % of Net Assets (as of December 31, 2024)
Communication Services	4.3%
Consumer Discretionary	12.0%
Consumer Staples	3.0%
Energy	4.1%
Financials	18.0%
Health Care	11.4%
Industrials	17.4%
Information Technology	17.9%
Materials	4.7%
Real Estate	5.4%
Utilities	1.7%
Other Assets and Liabilities—Net	0.1%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1860

Vanguard Extended Market Index Fund
Institutional Select Shares (VSEMX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Shares	$2	0.02%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Each of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Financials, information technology, and industrials contributed most to the benchmark’s return.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: June 27, 2016, Through December 31, 2024
Initial Investment of $3,000,000,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (6/27/2016)
Institutional Select Shares	16.96%	9.94%	12.09%
S&P Completion Index	16.88%	9.77%	11.91%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	14.95%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$111,156
Number of Portfolio Holdings	3,485
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$1,799
Portfolio Composition % of Net Assets (as of December 31, 2024)
Communication Services	4.3%
Consumer Discretionary	12.0%
Consumer Staples	3.0%
Energy	4.1%
Financials	18.0%
Health Care	11.4%
Industrials	17.4%
Information Technology	17.9%
Materials	4.7%
Real Estate	5.4%
Utilities	1.7%
Other Assets and Liabilities—Net	0.1%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1898

Vanguard Mid-Cap Index Fund
Investor Shares (VIMSX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Mid-Cap Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$18	0.17%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark, the CRSP US Mid Cap Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Nine of the benchmark’s 11 industry sectors posted positive returns. Industrials and financials contributed most to the benchmark’s total return. Other notable contributors included technology, utility, and consumer discretionary companies. Health care and basic materials stocks detracted.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	15.09%	9.72%	9.42%
CRSP US Mid Cap Index	15.25%	9.86%	9.57%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$176,987
Number of Portfolio Holdings	327
Portfolio Turnover Rate	16%
Total Investment Advisory Fees (in thousands)	$2,958
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	2.6%
Consumer Discretionary	13.1%
Consumer Staples	5.9%
Energy	5.5%
Financials	13.5%
Health Care	8.6%
Industrials	19.9%
Real Estate	7.6%
Technology	13.9%
Telecommunications	0.9%
Utilities	8.2%
Other Assets and Liabilities—Net	0.3%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR859

Vanguard Mid-Cap Index Fund
ETF Shares (VO) NYSE Arca
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Mid-Cap Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.04%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark, the CRSP US Mid Cap Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Nine of the benchmark’s 11 industry sectors posted positive returns. Industrials and financials contributed most to the benchmark’s total return. Other notable contributors included technology, utility, and consumer discretionary companies. Health care and basic materials stocks detracted.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	15.23%	9.85%	9.56%
ETF Shares Market Price	15.28%	9.87%	9.56%
CRSP US Mid Cap Index	15.25%	9.86%	9.57%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$176,987
Number of Portfolio Holdings	327
Portfolio Turnover Rate	16%
Total Investment Advisory Fees (in thousands)	$2,958
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	2.6%
Consumer Discretionary	13.1%
Consumer Staples	5.9%
Energy	5.5%
Financials	13.5%
Health Care	8.6%
Industrials	19.9%
Real Estate	7.6%
Technology	13.9%
Telecommunications	0.9%
Utilities	8.2%
Other Assets and Liabilities—Net	0.3%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR939

Vanguard Mid-Cap Index Fund
Admiral™ Shares (VIMAX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Mid-Cap Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.05%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark, the CRSP US Mid Cap Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Nine of the benchmark’s 11 industry sectors posted positive returns. Industrials and financials contributed most to the benchmark’s total return. Other notable contributors included technology, utility, and consumer discretionary companies. Health care and basic materials stocks detracted.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	15.22%	9.85%	9.55%
CRSP US Mid Cap Index	15.25%	9.86%	9.57%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$176,987
Number of Portfolio Holdings	327
Portfolio Turnover Rate	16%
Total Investment Advisory Fees (in thousands)	$2,958
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	2.6%
Consumer Discretionary	13.1%
Consumer Staples	5.9%
Energy	5.5%
Financials	13.5%
Health Care	8.6%
Industrials	19.9%
Real Estate	7.6%
Technology	13.9%
Telecommunications	0.9%
Utilities	8.2%
Other Assets and Liabilities—Net	0.3%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR5859

Vanguard Mid-Cap Index Fund
Institutional Shares (VMCIX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Mid-Cap Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.04%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark, the CRSP US Mid Cap Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Nine of the benchmark’s 11 industry sectors posted positive returns. Industrials and financials contributed most to the benchmark’s total return. Other notable contributors included technology, utility, and consumer discretionary companies. Health care and basic materials stocks detracted.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	15.23%	9.86%	9.56%
CRSP US Mid Cap Index	15.25%	9.86%	9.57%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$176,987
Number of Portfolio Holdings	327
Portfolio Turnover Rate	16%
Total Investment Advisory Fees (in thousands)	$2,958
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	2.6%
Consumer Discretionary	13.1%
Consumer Staples	5.9%
Energy	5.5%
Financials	13.5%
Health Care	8.6%
Industrials	19.9%
Real Estate	7.6%
Technology	13.9%
Telecommunications	0.9%
Utilities	8.2%
Other Assets and Liabilities—Net	0.3%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR864

Vanguard Mid-Cap Index Fund
Institutional Plus Shares (VMCPX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Mid-Cap Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$3	0.03%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark, the CRSP US Mid Cap Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Nine of the benchmark’s 11 industry sectors posted positive returns. Industrials and financials contributed most to the benchmark’s total return. Other notable contributors included technology, utility, and consumer discretionary companies. Health care and basic materials stocks detracted.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $100,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares	15.25%	9.87%	9.57%
CRSP US Mid Cap Index	15.25%	9.86%	9.57%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$176,987
Number of Portfolio Holdings	327
Portfolio Turnover Rate	16%
Total Investment Advisory Fees (in thousands)	$2,958
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	2.6%
Consumer Discretionary	13.1%
Consumer Staples	5.9%
Energy	5.5%
Financials	13.5%
Health Care	8.6%
Industrials	19.9%
Real Estate	7.6%
Technology	13.9%
Telecommunications	0.9%
Utilities	8.2%
Other Assets and Liabilities—Net	0.3%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1859

Vanguard Mid-Cap Growth Index Fund
Investor Shares (VMGIX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Mid-Cap Growth Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$21	0.19%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark, the CRSP US Mid Cap Growth Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Seven of the benchmark’s 11 industry sectors posted positive returns. Industrials, information technology, and consumer discretionary contributed most to the benchmark’s total return. Health care, consumer staples, energy, and basic materials stocks detracted.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	16.27%	10.44%	10.26%
CRSP US Mid Cap Growth Index	16.48%	10.62%	10.45%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$27,704
Number of Portfolio Holdings	143
Portfolio Turnover Rate	21%
Total Investment Advisory Fees (in thousands)	$456
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	1.1%
Consumer Discretionary	15.8%
Consumer Staples	1.2%
Energy	5.4%
Financials	8.5%
Health Care	11.7%
Industrials	21.3%
Real Estate	6.8%
Technology	21.7%
Telecommunications	2.1%
Utilities	4.3%
Other Assets and Liabilities—Net	0.1%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR832

Vanguard Mid-Cap Growth Index Fund
ETF Shares (VOT) NYSE Arca
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Mid-Cap Growth Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8	0.07%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark, the CRSP US Mid Cap Growth Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Seven of the benchmark’s 11 industry sectors posted positive returns. Industrials, information technology, and consumer discretionary contributed most to the benchmark’s total return. Health care, consumer staples, energy, and basic materials stocks detracted.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	16.41%	10.57%	10.40%
ETF Shares Market Price	16.30%	10.56%	10.39%
CRSP US Mid Cap Growth Index	16.48%	10.62%	10.45%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$27,704
Number of Portfolio Holdings	143
Portfolio Turnover Rate	21%
Total Investment Advisory Fees (in thousands)	$456
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	1.1%
Consumer Discretionary	15.8%
Consumer Staples	1.2%
Energy	5.4%
Financials	8.5%
Health Care	11.7%
Industrials	21.3%
Real Estate	6.8%
Technology	21.7%
Telecommunications	2.1%
Utilities	4.3%
Other Assets and Liabilities—Net	0.1%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR932

Vanguard Mid-Cap Growth Index Fund
Admiral™ Shares (VMGMX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Mid-Cap Growth Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$8	0.07%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark, the CRSP US Mid Cap Growth Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Seven of the benchmark’s 11 industry sectors posted positive returns. Industrials, information technology, and consumer discretionary contributed most to the benchmark’s total return. Health care, consumer staples, energy, and basic materials stocks detracted.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	16.41%	10.57%	10.40%
CRSP US Mid Cap Growth Index	16.48%	10.62%	10.45%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$27,704
Number of Portfolio Holdings	143
Portfolio Turnover Rate	21%
Total Investment Advisory Fees (in thousands)	$456
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	1.1%
Consumer Discretionary	15.8%
Consumer Staples	1.2%
Energy	5.4%
Financials	8.5%
Health Care	11.7%
Industrials	21.3%
Real Estate	6.8%
Technology	21.7%
Telecommunications	2.1%
Utilities	4.3%
Other Assets and Liabilities—Net	0.1%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR5832

Vanguard Mid-Cap Value Index Fund
Investor Shares (VMVIX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Mid-Cap Value Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.19%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark, the CRSP US Mid Cap Value Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Nine of the benchmark’s 11 industry sectors posted positive returns. Financials, the second-largest sector in the index, was by far the greatest contributor to results. Other notable contributors included industrials and utilities. Health care and basic materials stocks detracted.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	13.89%	8.63%	8.37%
CRSP US Mid Cap Value Index	14.05%	8.79%	8.53%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$30,104
Number of Portfolio Holdings	195
Portfolio Turnover Rate	19%
Total Investment Advisory Fees (in thousands)	$532
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	3.9%
Consumer Discretionary	10.8%
Consumer Staples	9.9%
Energy	5.6%
Financials	17.7%
Health Care	6.0%
Industrials	18.8%
Real Estate	8.4%
Technology	7.4%
Utilities	11.3%
Other Assets and Liabilities—Net	0.2%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR835

Vanguard Mid-Cap Value Index Fund
ETF Shares (VOE) NYSE Arca
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Mid-Cap Value Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.07%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark, the CRSP US Mid Cap Value Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Nine of the benchmark’s 11 industry sectors posted positive returns. Financials, the second-largest sector in the index, was by far the greatest contributor to results. Other notable contributors included industrials and utilities. Health care and basic materials stocks detracted.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	14.03%	8.76%	8.49%
ETF Shares Market Price	14.00%	8.76%	8.49%
CRSP US Mid Cap Value Index	14.05%	8.79%	8.53%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$30,104
Number of Portfolio Holdings	195
Portfolio Turnover Rate	19%
Total Investment Advisory Fees (in thousands)	$532
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	3.9%
Consumer Discretionary	10.8%
Consumer Staples	9.9%
Energy	5.6%
Financials	17.7%
Health Care	6.0%
Industrials	18.8%
Real Estate	8.4%
Technology	7.4%
Utilities	11.3%
Other Assets and Liabilities—Net	0.2%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR935

Vanguard Mid-Cap Value Index Fund
Admiral™ Shares (VMVAX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Mid-Cap Value Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.07%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark, the CRSP US Mid Cap Value Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Nine of the benchmark’s 11 industry sectors posted positive returns. Financials, the second-largest sector in the index, was by far the greatest contributor to results. Other notable contributors included industrials and utilities. Health care and basic materials stocks detracted.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	14.03%	8.76%	8.50%
CRSP US Mid Cap Value Index	14.05%	8.79%	8.53%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$30,104
Number of Portfolio Holdings	195
Portfolio Turnover Rate	19%
Total Investment Advisory Fees (in thousands)	$532
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	3.9%
Consumer Discretionary	10.8%
Consumer Staples	9.9%
Energy	5.6%
Financials	17.7%
Health Care	6.0%
Industrials	18.8%
Real Estate	8.4%
Technology	7.4%
Utilities	11.3%
Other Assets and Liabilities—Net	0.2%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR5835

Vanguard Small-Cap Index Fund
Investor Shares (NAESX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Small-Cap Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$18	0.17%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Small Cap Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.
  Ten of the benchmark’s 11 industry sectors produced positive returns. Industrial, financial, and technology stocks contributed the most to the benchmark’s return. Basic materials, the only sector that posted a negative return, was the lone detractor.
  For the decade ended December 31, 2024, the Fund performed in line with its benchmark, which returned about 9%, annualized.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	14.10%	9.17%	8.96%
CRSP US Small Cap Index	14.22%	9.26%	9.06%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$155,233
Number of Portfolio Holdings	1,377
Portfolio Turnover Rate	13%
Total Investment Advisory Fees (in thousands)	$2,566
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	3.5%
Consumer Discretionary	16.0%
Consumer Staples	3.6%
Energy	4.5%
Financials	14.6%
Health Care	10.5%
Industrials	21.7%
Real Estate	7.1%
Technology	13.4%
Telecommunications	1.6%
Utilities	3.3%
Other Assets and Liabilities—Net	0.2%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR48

Vanguard Small-Cap Index Fund
ETF Shares (VB) NYSE Arca
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Small-Cap Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.05%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Small Cap Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.
  Ten of the benchmark’s 11 industry sectors produced positive returns. Industrial, financial, and technology stocks contributed the most to the benchmark’s return. Basic materials, the only sector that posted a negative return, was the lone detractor.
  For the decade ended December 31, 2024, the Fund performed in line with its benchmark, which returned about 9%, annualized.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	14.23%	9.30%	9.09%
ETF Shares Market Price	14.13%	9.29%	9.09%
CRSP US Small Cap Index	14.22%	9.26%	9.06%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$155,233
Number of Portfolio Holdings	1,377
Portfolio Turnover Rate	13%
Total Investment Advisory Fees (in thousands)	$2,566
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	3.5%
Consumer Discretionary	16.0%
Consumer Staples	3.6%
Energy	4.5%
Financials	14.6%
Health Care	10.5%
Industrials	21.7%
Real Estate	7.1%
Technology	13.4%
Telecommunications	1.6%
Utilities	3.3%
Other Assets and Liabilities—Net	0.2%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR969

Vanguard Small-Cap Index Fund
Admiral™ Shares (VSMAX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Small-Cap Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.05%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Small Cap Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.
  Ten of the benchmark’s 11 industry sectors produced positive returns. Industrial, financial, and technology stocks contributed the most to the benchmark’s return. Basic materials, the only sector that posted a negative return, was the lone detractor.
  For the decade ended December 31, 2024, the Fund performed in line with its benchmark, which returned about 9%, annualized.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	14.23%	9.30%	9.09%
CRSP US Small Cap Index	14.22%	9.26%	9.06%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$155,233
Number of Portfolio Holdings	1,377
Portfolio Turnover Rate	13%
Total Investment Advisory Fees (in thousands)	$2,566
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	3.5%
Consumer Discretionary	16.0%
Consumer Staples	3.6%
Energy	4.5%
Financials	14.6%
Health Care	10.5%
Industrials	21.7%
Real Estate	7.1%
Technology	13.4%
Telecommunications	1.6%
Utilities	3.3%
Other Assets and Liabilities—Net	0.2%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR548

Vanguard Small-Cap Index Fund
Institutional Shares (VSCIX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Small-Cap Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.04%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Small Cap Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.
  Ten of the benchmark’s 11 industry sectors produced positive returns. Industrial, financial, and technology stocks contributed the most to the benchmark’s return. Basic materials, the only sector that posted a negative return, was the lone detractor.
  For the decade ended December 31, 2024, the Fund performed in line with its benchmark, which returned about 9%, annualized.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	14.23%	9.31%	9.10%
CRSP US Small Cap Index	14.22%	9.26%	9.06%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$155,233
Number of Portfolio Holdings	1,377
Portfolio Turnover Rate	13%
Total Investment Advisory Fees (in thousands)	$2,566
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	3.5%
Consumer Discretionary	16.0%
Consumer Staples	3.6%
Energy	4.5%
Financials	14.6%
Health Care	10.5%
Industrials	21.7%
Real Estate	7.1%
Technology	13.4%
Telecommunications	1.6%
Utilities	3.3%
Other Assets and Liabilities—Net	0.2%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR857

Vanguard Small-Cap Index Fund
Institutional Plus Shares (VSCPX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Small-Cap Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$3	0.03%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Small Cap Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.
  Ten of the benchmark’s 11 industry sectors produced positive returns. Industrial, financial, and technology stocks contributed the most to the benchmark’s return. Basic materials, the only sector that posted a negative return, was the lone detractor.
  For the decade ended December 31, 2024, the Fund performed in line with its benchmark, which returned about 9%, annualized.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $100,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares	14.25%	9.32%	9.11%
CRSP US Small Cap Index	14.22%	9.26%	9.06%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$155,233
Number of Portfolio Holdings	1,377
Portfolio Turnover Rate	13%
Total Investment Advisory Fees (in thousands)	$2,566
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	3.5%
Consumer Discretionary	16.0%
Consumer Staples	3.6%
Energy	4.5%
Financials	14.6%
Health Care	10.5%
Industrials	21.7%
Real Estate	7.1%
Technology	13.4%
Telecommunications	1.6%
Utilities	3.3%
Other Assets and Liabilities—Net	0.2%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1861

Vanguard Small-Cap Growth Index Fund
Investor Shares (VISGX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Small-Cap Growth Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$21	0.19%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Small Cap Growth Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.
  Ten of the benchmark’s 11 industry sectors produced positive returns. Technology, industrial, and consumer discretionary stocks contributed the most to the benchmark’s return. Real estate, the only sector that posted a negative return, was the lone detractor.
  For the decade ended December 31, 2024, the Fund performed in line with its benchmark, which returned about 9%, annualized.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	16.35%	7.56%	8.96%
CRSP US Small Cap Growth Index	16.48%	7.66%	9.05%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$38,107
Number of Portfolio Holdings	596
Portfolio Turnover Rate	21%
Total Investment Advisory Fees (in thousands)	$628
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	1.7%
Consumer Discretionary	16.1%
Consumer Staples	3.3%
Energy	5.3%
Financials	5.8%
Health Care	16.2%
Industrials	20.3%
Real Estate	5.2%
Technology	22.7%
Telecommunications	2.1%
Utilities	1.2%
Other Assets and Liabilities—Net	0.1%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR861

Vanguard Small-Cap Growth Index Fund
ETF Shares (VBK) NYSE Arca
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Small-Cap Growth Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8	0.07%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Small Cap Growth Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.
  Ten of the benchmark’s 11 industry sectors produced positive returns. Technology, industrial, and consumer discretionary stocks contributed the most to the benchmark’s return. Real estate, the only sector that posted a negative return, was the lone detractor.
  For the decade ended December 31, 2024, the Fund performed in line with its benchmark, which returned about 9%, annualized.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	16.49%	7.69%	9.09%
ETF Shares Market Price	16.49%	7.70%	9.09%
CRSP US Small Cap Growth Index	16.48%	7.66%	9.05%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$38,107
Number of Portfolio Holdings	596
Portfolio Turnover Rate	21%
Total Investment Advisory Fees (in thousands)	$628
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	1.7%
Consumer Discretionary	16.1%
Consumer Staples	3.3%
Energy	5.3%
Financials	5.8%
Health Care	16.2%
Industrials	20.3%
Real Estate	5.2%
Technology	22.7%
Telecommunications	2.1%
Utilities	1.2%
Other Assets and Liabilities—Net	0.1%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR938

Vanguard Small-Cap Growth Index Fund
Admiral™ Shares (VSGAX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Small-Cap Growth Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$8	0.07%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Small Cap Growth Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.
  Ten of the benchmark’s 11 industry sectors produced positive returns. Technology, industrial, and consumer discretionary stocks contributed the most to the benchmark’s return. Real estate, the only sector that posted a negative return, was the lone detractor.
  For the decade ended December 31, 2024, the Fund performed in line with its benchmark, which returned about 9%, annualized.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	16.49%	7.69%	9.09%
CRSP US Small Cap Growth Index	16.48%	7.66%	9.05%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$38,107
Number of Portfolio Holdings	596
Portfolio Turnover Rate	21%
Total Investment Advisory Fees (in thousands)	$628
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	1.7%
Consumer Discretionary	16.1%
Consumer Staples	3.3%
Energy	5.3%
Financials	5.8%
Health Care	16.2%
Industrials	20.3%
Real Estate	5.2%
Technology	22.7%
Telecommunications	2.1%
Utilities	1.2%
Other Assets and Liabilities—Net	0.1%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR5861

Vanguard Small-Cap Growth Index Fund
Institutional Shares (VSGIX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Small-Cap Growth Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.06%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Small Cap Growth Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.
  Ten of the benchmark’s 11 industry sectors produced positive returns. Technology, industrial, and consumer discretionary stocks contributed the most to the benchmark’s return. Real estate, the only sector that posted a negative return, was the lone detractor.
  For the decade ended December 31, 2024, the Fund performed in line with its benchmark, which returned about 9%, annualized.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	16.50%	7.70%	9.10%
CRSP US Small Cap Growth Index	16.48%	7.66%	9.05%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$38,107
Number of Portfolio Holdings	596
Portfolio Turnover Rate	21%
Total Investment Advisory Fees (in thousands)	$628
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	1.7%
Consumer Discretionary	16.1%
Consumer Staples	3.3%
Energy	5.3%
Financials	5.8%
Health Care	16.2%
Industrials	20.3%
Real Estate	5.2%
Technology	22.7%
Telecommunications	2.1%
Utilities	1.2%
Other Assets and Liabilities—Net	0.1%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR866

Vanguard Small-Cap Value Index Fund
Investor Shares (VISVX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Small-Cap Value Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.19%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Small Cap Value Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.
  Ten of the benchmark’s 11 industry sectors produced positive returns. Financial and industrial stocks contributed the most to the benchmark’s return. Consumer discretionary and real estate also performed well. Basic materials, the only sector that posted a negative return, was the lone detractor.
  For the decade ended December 31, 2024, the Fund performed in line with its benchmark, which returned nearly 9%, annualized.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	12.25%	9.77%	8.54%
CRSP US Small Cap Value Index	12.42%	9.89%	8.67%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$58,332
Number of Portfolio Holdings	845
Portfolio Turnover Rate	16%
Total Investment Advisory Fees (in thousands)	$997
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	4.9%
Consumer Discretionary	15.8%
Consumer Staples	3.9%
Energy	3.8%
Financials	21.3%
Health Care	6.1%
Industrials	22.8%
Real Estate	8.6%
Technology	6.2%
Telecommunications	1.2%
Utilities	5.0%
Other Assets and Liabilities—Net	0.4%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR860

Vanguard Small-Cap Value Index Fund
ETF Shares (VBR) NYSE Arca
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Small-Cap Value Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.07%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Small Cap Value Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.
  Ten of the benchmark’s 11 industry sectors produced positive returns. Financial and industrial stocks contributed the most to the benchmark’s return. Consumer discretionary and real estate also performed well. Basic materials, the only sector that posted a negative return, was the lone detractor.
  For the decade ended December 31, 2024, the Fund performed in line with its benchmark, which returned nearly 9%, annualized.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	12.39%	9.89%	8.67%
ETF Shares Market Price	12.30%	9.89%	8.67%
CRSP US Small Cap Value Index	12.42%	9.89%	8.67%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$58,332
Number of Portfolio Holdings	845
Portfolio Turnover Rate	16%
Total Investment Advisory Fees (in thousands)	$997
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	4.9%
Consumer Discretionary	15.8%
Consumer Staples	3.9%
Energy	3.8%
Financials	21.3%
Health Care	6.1%
Industrials	22.8%
Real Estate	8.6%
Technology	6.2%
Telecommunications	1.2%
Utilities	5.0%
Other Assets and Liabilities—Net	0.4%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR937

Vanguard Small-Cap Value Index Fund
Admiral™ Shares (VSIAX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Small-Cap Value Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.07%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Small Cap Value Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.
  Ten of the benchmark’s 11 industry sectors produced positive returns. Financial and industrial stocks contributed the most to the benchmark’s return. Consumer discretionary and real estate also performed well. Basic materials, the only sector that posted a negative return, was the lone detractor.
  For the decade ended December 31, 2024, the Fund performed in line with its benchmark, which returned nearly 9%, annualized.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	12.39%	9.90%	8.67%
CRSP US Small Cap Value Index	12.42%	9.89%	8.67%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$58,332
Number of Portfolio Holdings	845
Portfolio Turnover Rate	16%
Total Investment Advisory Fees (in thousands)	$997
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	4.9%
Consumer Discretionary	15.8%
Consumer Staples	3.9%
Energy	3.8%
Financials	21.3%
Health Care	6.1%
Industrials	22.8%
Real Estate	8.6%
Technology	6.2%
Telecommunications	1.2%
Utilities	5.0%
Other Assets and Liabilities—Net	0.4%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR5860

Vanguard Small-Cap Value Index Fund
Institutional Shares (VSIIX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Small-Cap Value Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.06%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Small Cap Value Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.
  Ten of the benchmark’s 11 industry sectors produced positive returns. Financial and industrial stocks contributed the most to the benchmark’s return. Consumer discretionary and real estate also performed well. Basic materials, the only sector that posted a negative return, was the lone detractor.
  For the decade ended December 31, 2024, the Fund performed in line with its benchmark, which returned nearly 9%, annualized.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	12.41%	9.91%	8.68%
CRSP US Small Cap Value Index	12.42%	9.89%	8.67%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$58,332
Number of Portfolio Holdings	845
Portfolio Turnover Rate	16%
Total Investment Advisory Fees (in thousands)	$997
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	4.9%
Consumer Discretionary	15.8%
Consumer Staples	3.9%
Energy	3.8%
Financials	21.3%
Health Care	6.1%
Industrials	22.8%
Real Estate	8.6%
Technology	6.2%
Telecommunications	1.2%
Utilities	5.0%
Other Assets and Liabilities—Net	0.4%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR865

Vanguard Total Stock Market Index Fund
Investor Shares (VTSMX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Total Stock Market Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$16	0.14%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Total Market Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Ten of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Technology, the index’s largest sector by weight, posted extremely strong returns and was by far the greatest contributor to results. Consumer discretionary and financials were also among the top contributors.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	23.61%	13.69%	12.38%
CRSP US Total Market Index	23.77%	13.81%	12.50%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$1,777,963
Number of Portfolio Holdings	3,624
Portfolio Turnover Rate	2%
Total Investment Advisory Fees (in thousands)	$33,526
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	1.4%
Consumer Discretionary	15.1%
Consumer Staples	3.9%
Energy	3.4%
Financials	11.3%
Health Care	10.0%
Industrials	12.5%
Real Estate	2.6%
Technology	35.0%
Telecommunications	1.9%
Utilities	2.6%
Other Assets and Liabilities—Net	0.3%
How has the Fund changed?
The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR85

Vanguard Total Stock Market Index Fund
ETF Shares (VTI) NYSE Arca
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Total Stock Market Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.03%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Total Market Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Ten of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Technology, the index’s largest sector by weight, posted extremely strong returns and was by far the greatest contributor to results. Consumer discretionary and financials were also among the top contributors.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	23.75%	13.80%	12.50%
ETF Shares Market Price	23.71%	13.81%	12.50%
CRSP US Total Market Index	23.77%	13.81%	12.50%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$1,777,963
Number of Portfolio Holdings	3,624
Portfolio Turnover Rate	2%
Total Investment Advisory Fees (in thousands)	$33,526
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	1.4%
Consumer Discretionary	15.1%
Consumer Staples	3.9%
Energy	3.4%
Financials	11.3%
Health Care	10.0%
Industrials	12.5%
Real Estate	2.6%
Technology	35.0%
Telecommunications	1.9%
Utilities	2.6%
Other Assets and Liabilities—Net	0.3%
How has the Fund changed?
The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR970

Vanguard Total Stock Market Index Fund
Admiral™ Shares (VTSAX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Total Stock Market Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.04%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Total Market Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Ten of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Technology, the index’s largest sector by weight, posted extremely strong returns and was by far the greatest contributor to results. Consumer discretionary and financials were also among the top contributors.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	23.74%	13.80%	12.49%
CRSP US Total Market Index	23.77%	13.81%	12.50%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$1,777,963
Number of Portfolio Holdings	3,624
Portfolio Turnover Rate	2%
Total Investment Advisory Fees (in thousands)	$33,526
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	1.4%
Consumer Discretionary	15.1%
Consumer Staples	3.9%
Energy	3.4%
Financials	11.3%
Health Care	10.0%
Industrials	12.5%
Real Estate	2.6%
Technology	35.0%
Telecommunications	1.9%
Utilities	2.6%
Other Assets and Liabilities—Net	0.3%
How has the Fund changed?
The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR585

Vanguard Total Stock Market Index Fund
Institutional Shares (VITSX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Total Stock Market Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.03%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Total Market Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Ten of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Technology, the index’s largest sector by weight, posted extremely strong returns and was by far the greatest contributor to results. Consumer discretionary and financials were also among the top contributors.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	23.75%	13.81%	12.50%
CRSP US Total Market Index	23.77%	13.81%	12.50%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$1,777,963
Number of Portfolio Holdings	3,624
Portfolio Turnover Rate	2%
Total Investment Advisory Fees (in thousands)	$33,526
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	1.4%
Consumer Discretionary	15.1%
Consumer Staples	3.9%
Energy	3.4%
Financials	11.3%
Health Care	10.0%
Industrials	12.5%
Real Estate	2.6%
Technology	35.0%
Telecommunications	1.9%
Utilities	2.6%
Other Assets and Liabilities—Net	0.3%
How has the Fund changed?
The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR855

Vanguard Total Stock Market Index Fund
Institutional Plus Shares (VSMPX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Total Stock Market Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$2	0.02%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Total Market Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Ten of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Technology, the index’s largest sector by weight, posted extremely strong returns and was by far the greatest contributor to results. Consumer discretionary and financials were also among the top contributors.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: April 28, 2015, Through December 31, 2024
Initial Investment of $100,000,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (4/28/2015)
Institutional Plus Shares	23.76%	13.82%	12.52%
CRSP US Total Market Index	23.77%	13.81%	12.51%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$1,777,963
Number of Portfolio Holdings	3,624
Portfolio Turnover Rate	2%
Total Investment Advisory Fees (in thousands)	$33,526
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	1.4%
Consumer Discretionary	15.1%
Consumer Staples	3.9%
Energy	3.4%
Financials	11.3%
Health Care	10.0%
Industrials	12.5%
Real Estate	2.6%
Technology	35.0%
Telecommunications	1.9%
Utilities	2.6%
Other Assets and Liabilities—Net	0.3%
How has the Fund changed?
The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1871

Vanguard Total Stock Market Index Fund
Institutional Select Shares (VSTSX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Total Stock Market Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Shares	$1	0.01%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Total Market Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Ten of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Technology, the index’s largest sector by weight, posted extremely strong returns and was by far the greatest contributor to results. Consumer discretionary and financials were also among the top contributors.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: June 27, 2016, Through December 31, 2024
Initial Investment of $5,000,000,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (6/27/2016)
Institutional Select Shares	23.78%	13.83%	15.00%
CRSP US Total Market Index	23.77%	13.81%	14.98%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	14.95%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$1,777,963
Number of Portfolio Holdings	3,624
Portfolio Turnover Rate	2%
Total Investment Advisory Fees (in thousands)	$33,526
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	1.4%
Consumer Discretionary	15.1%
Consumer Staples	3.9%
Energy	3.4%
Financials	11.3%
Health Care	10.0%
Industrials	12.5%
Real Estate	2.6%
Technology	35.0%
Telecommunications	1.9%
Utilities	2.6%
Other Assets and Liabilities—Net	0.3%
How has the Fund changed?
The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1785

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Mark Loughridge, Sarah Bloom Raskin, Peter F. Volanakis, and Tara Bunch.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended December 31, 2024	Fiscal Year Ended December 31, 2023
(a) Audit Fees.	$679,000	$668,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$679,000	$668,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.
(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended December 31, 2024	Fiscal Year Ended December 31, 2023
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,802,420	$3,295,934
Tax Fees.	$2,062,604	$1,678,928
All Other Fees.	$293,000	$25,000
Total.	$6,158,024	$4,999,862

(h)	For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Mark Loughridge, Sarah Bloom Raskin, Peter F. Volanakis, and Tara Bunch.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended December 31, 2024
Vanguard U.S. Stock Index Funds
Small-Capitalization Portfolios
Vanguard Small-Cap Index Fund
Vanguard Small-Cap Growth Index Fund
Vanguard Small-Cap Value Index Fund

Contents
Small-Cap Index Fund	1
Small-Cap Growth Index Fund	36
Small-Cap Value Index Fund	58
Report of Independent Registered Public Accounting Firm	85
Tax information	86

Small-Cap Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (3.5%)
	Reliance Inc.	1,378,158	371,083
	Eastman Chemical Co.	2,951,706	269,550
	Albemarle Corp.	2,991,957	257,548
	Alcoa Corp.	6,579,001	248,555
*	RBC Bearings Inc.	799,801	239,252
	Mueller Industries Inc.	2,896,253	229,847
	Royal Gold Inc.	1,674,488	220,781
	Steel Dynamics Inc.	1,841,527	210,063
	Carpenter Technology Corp.	1,205,849	204,645
	Mosaic Co.	8,088,798	198,823
	United States Steel Corp.	5,160,525	175,406
	UFP Industries Inc.	1,469,058	165,489
	FMC Corp.	3,178,907	154,527
	Commercial Metals Co.	2,903,611	144,019
	Element Solutions Inc.	5,549,983	141,136
	Balchem Corp.	827,792	134,926
*	Arcadium Lithium plc	26,021,356	133,490
	Hexcel Corp.	2,062,860	129,341
	Cabot Corp.	1,385,161	126,479
*	Cleveland-Cliffs Inc.	12,577,760	118,231
	Timken Co.	1,606,971	114,689
	Olin Corp.	2,969,166	100,358
	NewMarket Corp.	183,239	96,814
	Celanese Corp. Class A	1,390,712	96,251
	Avient Corp.	2,326,572	95,064
	Ashland Inc.	1,199,582	85,722
	Sensient Technologies Corp.	1,078,691	76,868
	Hecla Mining Co.	15,410,515	75,666
	Huntsman Corp.	4,184,989	75,455
	Scotts Miracle-Gro Co.	1,096,353	72,732
	Innospec Inc.	635,140	69,903
	Chemours Co.	3,804,747	64,300
	Minerals Technologies Inc.	812,011	61,883
	Westlake Corp.	491,621	56,364
*	Coeur Mining Inc.	9,150,114	52,339
	Materion Corp.	528,398	52,248
	Quaker Chemical Corp.	339,710	47,818
*,1	MP Materials Corp.	2,909,325	45,385
*	Ingevity Corp.	925,660	37,721
	Stepan Co.	544,161	35,207
	Worthington Steel Inc.	969,652	30,854
	Tronox Holdings plc	3,016,244	30,374
	Kaiser Aluminum Corp.	389,192	27,349
*	Century Aluminum Co.	1,299,526	23,677
*	Ecovyst Inc.	2,670,207	20,400
	Koppers Holdings Inc.	490,285	15,885
*	Magnera Corp.	450,300	8,182
	Mativ Holdings Inc.	657,767	7,170
			5,449,869
Consumer Discretionary (16.0%)
*	Deckers Outdoor Corp.	3,868,683	785,691
	Williams-Sonoma Inc.	3,134,781	580,499
*	Liberty Media Corp.-Liberty Formula One Class C	5,372,365	497,803
*	DraftKings Inc. Class A	11,796,517	438,830
	RB Global Inc.	4,696,069	423,632
	Tapestry Inc.	5,934,176	387,680
	Toll Brothers Inc.	2,571,330	323,859
*	CarMax Inc.	3,945,185	322,558
*	GameStop Corp. Class A	10,232,900	320,699
1

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Dick's Sporting Goods Inc.	1,400,783	320,555
	Texas Roadhouse Inc. Class A	1,698,881	306,529
*	BJ's Wholesale Club Holdings Inc.	3,363,741	300,550
*	Duolingo Inc. Class A	916,813	297,258
*	American Airlines Group Inc.	16,733,796	291,670
*	Norwegian Cruise Line Holdings Ltd.	11,197,169	288,103
	Service Corp. International	3,507,281	279,951
	Interpublic Group of Cos. Inc.	9,486,011	265,798
*	Floor & Decor Holdings Inc. Class A	2,594,122	258,634
*,1	Rivian Automotive Inc. Class A	19,346,054	257,303
	Aramark	6,721,352	250,774
*	TKO Group Holdings Inc. Class A	1,756,489	249,615
*	Cava Group Inc.	2,187,994	246,806
	Murphy USA Inc.	489,838	245,776
	LKQ Corp.	6,619,962	243,284
	Lithia Motors Inc. Class A	678,298	242,444
	Tempur Sealy International Inc.	4,200,964	238,153
*	Skechers USA Inc. Class A	3,351,033	225,323
	Churchill Downs Inc.	1,684,411	224,936
	Ralph Lauren Corp. Class A	972,914	224,724
	Bath & Body Works Inc.	5,515,325	213,829
	VF Corp.	9,913,935	212,753
*	Planet Fitness Inc. Class A	2,143,645	211,942
	Wingstop Inc.	743,901	211,417
*	Alaska Air Group Inc.	3,232,579	209,310
	New York Times Co. Class A	3,947,424	205,463
	Wyndham Hotels & Resorts Inc.	1,980,928	199,658
*	Abercrombie & Fitch Co. Class A	1,300,691	194,414
*	Light & Wonder Inc.	2,248,759	194,248
	Wynn Resorts Ltd.	2,237,290	192,765
	Hasbro Inc.	3,374,754	188,683
	H&R Block Inc.	3,489,912	184,407
*	MGM Resorts International	5,305,464	183,834
*	Aptiv plc	2,990,210	180,848
*	elf Beauty Inc.	1,434,493	180,101
	Vail Resorts Inc.	953,983	178,824
	BorgWarner Inc.	5,569,400	177,051
*	Caesars Entertainment Inc.	5,140,357	171,791
*	Ollie's Bargain Outlet Holdings Inc.	1,562,227	171,423
	Gentex Corp.	5,791,543	166,391
*	Bright Horizons Family Solutions Inc.	1,481,607	164,236
	Whirlpool Corp.	1,404,108	160,742
	Hyatt Hotels Corp. Class A	1,023,133	160,611
	U-Haul Holding Co. (XNYS)	2,474,132	158,468
	Pool Corp.	460,329	156,945
*	Crocs Inc.	1,409,989	154,436
*	Taylor Morrison Home Corp. Class A	2,503,377	153,232
*	Mattel Inc.	8,579,090	152,107
*	SiteOne Landscape Supply Inc.	1,149,094	151,416
	PVH Corp.	1,421,297	150,302
*	RH	376,557	148,209
	Gap Inc.	6,242,189	147,503
*	Dutch Bros Inc. Class A	2,753,723	144,240
*	Etsy Inc.	2,721,380	143,934
*	Brinker International Inc.	1,074,810	142,187
[1]	Paramount Global Class B	13,564,912	141,889
	Meritage Homes Corp.	921,344	141,721
*	Five Below Inc.	1,330,687	139,669
*	AutoNation Inc.	807,702	137,180
	Group 1 Automotive Inc.	322,182	135,793
	Lear Corp.	1,383,848	131,050
*	Chewy Inc. Class A	3,865,380	129,452
*	Shake Shack Inc. Class A	968,353	125,692
[1]	Endeavor Group Holdings Inc. Class A	3,923,351	122,762
*	Champion Homes Inc.	1,388,650	122,340
*	Grand Canyon Education Inc.	742,209	121,574
*	Asbury Automotive Group Inc.	498,800	121,223
	Kontoor Brands Inc.	1,404,146	119,928
	Nexstar Media Group Inc. Class A	750,489	118,555
*	Valvoline Inc.	3,268,999	118,272
2

Small-Cap Index Fund
		Shares	Market Value• ($000)
[1]	Sirius XM Holdings Inc.	5,182,997	118,172
*	Boot Barn Holdings Inc.	777,322	118,013
	Thor Industries Inc.	1,217,078	116,487
	Boyd Gaming Corp.	1,575,618	114,295
	Macy's Inc.	6,710,046	113,601
*	Lyft Inc. Class A	8,794,164	113,445
	Six Flags Entertainment Corp.	2,298,231	110,752
*	Stride Inc.	1,054,571	109,602
*	Wayfair Inc. Class A	2,410,128	106,817
*	Madison Square Garden Sports Corp.	470,850	106,261
*	Frontdoor Inc.	1,930,877	105,561
	Newell Brands Inc.	10,592,983	105,506
	KB Home	1,587,434	104,326
	Academy Sports & Outdoors Inc.	1,790,428	103,003
*	SkyWest Inc.	975,599	97,687
[1]	Choice Hotels International Inc.	656,954	93,274
*,1	Lucid Group Inc. Class A	30,677,046	92,645
*	Urban Outfitters Inc.	1,644,703	90,261
	Rush Enterprises Inc. Class A	1,637,059	89,695
	Harley-Davidson Inc.	2,918,206	87,926
*	Cinemark Holdings Inc.	2,803,983	86,867
	Signet Jewelers Ltd.	1,065,645	86,008
*	Dorman Products Inc.	660,569	85,577
	Travel + Leisure Co.	1,654,864	83,488
*	YETI Holdings Inc.	2,160,083	83,185
*	Victoria's Secret & Co.	1,999,643	82,825
*	Liberty Media Corp.-Liberty Live Class C	1,214,259	82,643
*	Adtalem Global Education Inc.	906,971	82,398
*	Tri Pointe Homes Inc.	2,264,134	82,098
*	ACV Auctions Inc. Class A	3,627,423	78,352
	Penske Automotive Group Inc.	510,073	77,756
	Polaris Inc.	1,349,158	77,739
*	Penn Entertainment Inc.	3,886,734	77,035
*	Peloton Interactive Inc. Class A	8,789,245	76,466
*	Sweetgreen Inc. Class A	2,370,072	75,985
	TEGNA Inc.	4,103,012	75,044
	Steven Madden Ltd.	1,746,362	74,255
	American Eagle Outfitters Inc.	4,401,908	73,380
	Advance Auto Parts Inc.	1,521,144	71,935
	Wendy's Co.	4,412,190	71,919
	Marriott Vacations Worldwide Corp.	800,116	71,850
*	Hanesbrands Inc.	8,527,448	69,413
*	Hilton Grand Vacations Inc.	1,755,646	68,382
	Graham Holdings Co. Class B	77,225	67,334
	Columbia Sportswear Co.	801,018	67,229
	Nordstrom Inc.	2,718,463	65,651
	LCI Industries	615,988	63,687
*	Visteon Corp.	703,289	62,396
*	Coty Inc. Class A	8,860,698	61,670
*	Capri Holdings Ltd.	2,852,023	60,064
	Red Rock Resorts Inc. Class A	1,290,779	59,686
*	JetBlue Airways Corp.	7,509,049	59,021
	Interparfums Inc.	448,579	58,993
*	Goodyear Tire & Rubber Co.	6,530,577	58,775
	HNI Corp.	1,156,396	58,248
	PriceSmart Inc.	625,117	57,617
*	Laureate Education Inc.	3,069,727	56,145
	Strategic Education Inc.	594,374	55,526
	Cheesecake Factory Inc.	1,169,739	55,492
*	OPENLANE Inc.	2,720,724	53,979
*	Foot Locker Inc.	2,415,423	52,560
	Acushnet Holdings Corp.	696,736	49,524
	Phinia Inc.	1,017,468	49,011
*	Liberty Media Corp.-Liberty Formula One Class A	579,759	48,723
	Carter's Inc.	871,824	47,244
*	Sonos Inc.	3,100,744	46,635
	La-Z-Boy Inc.	1,056,300	46,023
*	LGI Homes Inc.	508,993	45,504
	John Wiley & Sons Inc. Class A	1,038,242	45,382
*,1	QuantumScape Corp. Class A	8,743,628	45,379
3

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Central Garden & Pet Co. Class A	1,333,000	44,056
*	Cavco Industries Inc.	98,072	43,763
*	M/I Homes Inc.	329,107	43,755
	Wolverine World Wide Inc.	1,936,955	43,000
	PROG Holdings Inc.	1,005,009	42,472
*	Knowles Corp.	2,130,567	42,462
	Levi Strauss & Co. Class A	2,400,073	41,521
*	Life Time Group Holdings Inc.	1,844,886	40,809
*	TripAdvisor Inc.	2,738,468	40,447
[1]	Dillard's Inc. Class A	93,164	40,223
*	Under Armour Inc. Class A	4,810,804	39,833
	MillerKnoll Inc.	1,761,244	39,787
	Buckle Inc.	775,749	39,416
*	United Parks & Resorts Inc.	700,360	39,353
	Dana Inc.	3,322,908	38,413
*	AMC Entertainment Holdings Inc. Class A	9,566,456	38,075
[1]	Kohl's Corp.	2,690,989	37,782
	Allegiant Travel Co.	397,037	37,369
	Upbound Group Inc.	1,253,596	36,567
*	Helen of Troy Ltd.	581,920	34,816
*	Liberty Media Corp.-Liberty Live Class A	521,430	34,706
	Papa John's International Inc.	831,201	34,137
*	Sabre Corp.	9,334,576	34,071
*	Revolve Group Inc. Class A	975,007	32,653
*	Avis Budget Group Inc.	402,705	32,462
*	Fox Factory Holding Corp.	1,061,490	32,131
*	Madison Square Garden Entertainment Corp. Class A	900,532	32,059
*	Gentherm Inc.	788,904	31,497
	Leggett & Platt Inc.	3,248,825	31,189
*	G-III Apparel Group Ltd.	949,872	30,985
	Worthington Enterprises Inc.	767,929	30,802
	Camping World Holdings Inc. Class A	1,454,569	30,662
	Oxford Industries Inc.	379,697	29,913
[1]	Cracker Barrel Old Country Store Inc.	565,445	29,889
*	Sphere Entertainment Co.	699,801	28,216
*	Rush Street Interactive Inc.	2,030,607	27,860
*	Topgolf Callaway Brands Corp.	3,510,743	27,594
*	Cars.com Inc.	1,565,988	27,139
*	Sally Beauty Holdings Inc.	2,594,441	27,112
*	Integral Ad Science Holding Corp.	2,485,331	25,947
	Steelcase Inc. Class A	2,153,244	25,451
*	Lions Gate Entertainment Corp. Class B	3,287,419	24,820
*	Coursera Inc.	2,823,620	24,001
*	Under Armour Inc. Class C	3,188,555	23,787
	Bloomin' Brands Inc.	1,944,668	23,744
*	Driven Brands Holdings Inc.	1,462,662	23,607
*	Dave & Buster's Entertainment Inc.	800,666	23,371
*	Global Business Travel Group I	2,396,993	22,244
	Krispy Kreme Inc.	2,164,486	21,493
	Sonic Automotive Inc. Class A	338,569	21,448
*	National Vision Holdings Inc.	2,005,272	20,895
	Matthews International Corp. Class A	740,315	20,492
*	Figs Inc. Class A	3,290,597	20,369
*	Udemy Inc.	2,415,188	19,877
*	BJ's Restaurants Inc.	551,979	19,394
[1]	Jack in the Box Inc.	455,580	18,970
	Monro Inc.	724,503	17,968
*	Mister Car Wash Inc.	2,461,828	17,947
	Interface Inc. Class A	705,190	17,171
*	American Axle & Manufacturing Holdings Inc.	2,844,496	16,583
*	ODP Corp.	728,616	16,569
*,1	Frontier Group Holdings Inc.	2,295,635	16,322
*	Dream Finders Homes Inc. Class A	697,710	16,236
*,1	U-Haul Holding Co.	222,355	15,363
	Sinclair Inc.	923,076	14,898
*	Lions Gate Entertainment Corp. Class A	1,603,047	13,690
*,1	Portillo's Inc. Class A	1,435,825	13,497
*	Revelyst Inc.	669,450	12,874
	Arhaus Inc. Class A	1,292,180	12,147
	Guess? Inc.	851,028	11,965
4

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Scholastic Corp.	521,498	11,124
*,1	KinderCare Learning Cos. Inc.	582,506	10,369
*,1	Hertz Global Holdings Inc.	2,721,067	9,959
	Caleres Inc.	425,784	9,861
*	Sun Country Airlines Holdings Inc.	673,990	9,827
*	Central Garden & Pet Co.	251,239	9,748
*	Clear Channel Outdoor Holdings Inc.	6,851,068	9,386
*	Corsair Gaming Inc.	1,199,691	7,930
	Sturm Ruger & Co. Inc.	213,850	7,564
	Rush Enterprises Inc. Class B	132,156	7,195
*	Petco Health & Wellness Co. Inc. Class A	1,807,281	6,886
	Cricut Inc. Class A	1,155,638	6,587
*	Savers Value Village Inc.	610,670	6,259
[1]	Paramount Global Class A	203,008	4,527
[1]	Lucky Strike Entertainment Corp.	450,287	4,507
*	Angi Inc. Class A	1,752,037	2,908
*	Luminar Technologies Inc. Class A	1	—
			24,880,457
Consumer Staples (3.6%)
*	US Foods Holding Corp.	5,931,998	400,173
	Casey's General Stores Inc.	945,174	374,506
*	Performance Food Group Co.	3,967,551	335,456
*	Sprouts Farmers Market Inc.	2,546,291	323,557
	J M Smucker Co.	2,574,397	283,493
	Bunge Global SA	3,555,771	276,497
	Molson Coors Beverage Co. Class B	4,436,145	254,280
*	BellRing Brands Inc.	3,279,397	247,070
	Lamb Weston Holdings Inc.	3,631,433	242,689
	Ingredion Inc.	1,659,215	228,242
*	Freshpet Inc.	1,236,004	183,064
	Albertsons Cos. Inc. Class A	8,851,107	173,836
	Conagra Brands Inc.	6,071,981	168,497
	Walgreens Boots Alliance Inc.	17,606,897	164,272
	Coca-Cola Consolidated Inc.	128,379	161,756
*	Darling Ingredients Inc.	4,049,236	136,419
*	Post Holdings Inc.	1,190,780	136,297
	Primo Brands Corp.	4,002,608	123,160
*	Celsius Holdings Inc.	4,189,522	110,352
	Cal-Maine Foods Inc.	1,013,808	104,341
	Campbell's Co.	2,461,065	103,069
	Flowers Foods Inc.	4,826,333	99,712
*	Simply Good Foods Co.	2,296,894	89,533
	Lancaster Colony Corp.	491,353	85,073
	WD-40 Co.	345,132	83,757
*	Boston Beer Co. Inc. Class A	215,814	64,740
	Energizer Holdings Inc.	1,831,441	63,899
	Spectrum Brands Holdings Inc.	678,618	57,336
	J & J Snack Foods Corp.	297,615	46,169
	Edgewell Personal Care Co.	1,240,621	41,685
*	TreeHouse Foods Inc.	1,173,426	41,222
*	Pilgrim's Pride Corp.	905,725	41,111
*	United Natural Foods Inc.	1,449,281	39,580
	Reynolds Consumer Products Inc.	1,337,882	36,109
*	Grocery Outlet Holding Corp.	2,226,210	34,751
	Andersons Inc.	824,151	33,395
	Universal Corp.	597,292	32,755
	Fresh Del Monte Produce Inc.	976,525	32,430
	Weis Markets Inc.	410,940	27,829
	Utz Brands Inc.	1,681,388	26,330
	National Beverage Corp.	595,865	25,426
*	Herbalife Ltd.	2,438,345	16,312
	Tootsie Roll Industries Inc.	471,375	15,240
	Seaboard Corp.	6,167	14,984
*	Hain Celestial Group Inc.	2,296,714	14,125
*	USANA Health Sciences Inc.	291,143	10,449
[1]	B&G Foods Inc.	958,286	6,603
*	Olaplex Holdings Inc.	2,532,139	4,381
*,1	BRC Inc. Class A	394,335	1,250
			5,617,212
5

Small-Cap Index Fund
		Shares	Market Value• ($000)
Energy (4.5%)
	Expand Energy Corp.	5,589,059	556,391
	EQT Corp.	7,597,369	350,315
	TechnipFMC plc	10,832,811	313,502
	Ovintiv Inc.	6,629,192	268,482
*	Antero Resources Corp.	7,527,612	263,843
	Texas Pacific Land Corp.	234,034	258,832
	DT Midstream Inc.	2,566,282	255,165
	Permian Resources Corp. Class A	16,110,657	231,671
	APA Corp.	9,420,647	217,523
	Range Resources Corp.	5,837,832	210,045
	Chord Energy Corp.	1,556,674	182,006
	Matador Resources Co.	2,859,609	160,882
	NOV Inc.	9,908,092	144,658
	HF Sinclair Corp.	4,072,619	142,745
	Weatherford International plc	1,850,121	132,524
*	CNX Resources Corp.	3,611,310	132,427
	ChampionX Corp.	4,851,031	131,900
	Antero Midstream Corp.	8,579,698	129,468
	Viper Energy Inc. Class A	2,622,261	128,674
*	NEXTracker Inc. Class A	3,474,907	126,938
	SM Energy Co.	2,913,683	112,934
	Civitas Resources Inc.	2,457,758	112,737
*	Enphase Energy Inc.	1,632,891	112,147
	California Resources Corp.	2,101,671	109,056
	Magnolia Oil & Gas Corp. Class A	4,621,393	108,048
	Murphy Oil Corp.	3,528,225	106,764
	Archrock Inc.	4,237,571	105,473
	Noble Corp. plc	3,267,219	102,591
	Cactus Inc. Class A	1,697,381	99,059
[1]	Northern Oil & Gas Inc.	2,414,963	89,740
	Patterson-UTI Energy Inc.	9,434,370	77,928
*	Transocean Ltd.	20,072,060	75,270
	Liberty Energy Inc. Class A	3,745,243	74,493
	Helmerich & Payne Inc.	2,263,315	72,471
	Warrior Met Coal Inc.	1,332,118	72,254
*	Valaris Ltd.	1,539,430	68,104
*	Oceaneering International Inc.	2,573,510	67,117
*	Tidewater Inc.	1,199,174	65,607
	Crescent Energy Co. Class A	4,447,526	64,978
	Arch Resources Inc.	438,068	61,864
	Peabody Energy Corp.	2,939,381	61,551
	PBF Energy Inc. Class A	2,198,814	58,379
	Kinetik Holdings Inc. Class A	989,036	56,088
*	Alpha Metallurgical Resources Inc.	265,166	53,065
*,1	Plug Power Inc.	23,203,213	49,423
[1]	New Fortress Energy Inc. Class A	2,881,365	43,566
	World Kinect Corp.	1,404,936	38,650
	Sitio Royalties Corp. Class A	1,916,853	36,765
*	DNOW Inc.	2,695,809	35,072
[1]	Atlas Energy Solutions Inc. Class A	1,543,666	34,239
*,1	Comstock Resources Inc.	1,860,622	33,901
*	Expro Group Holdings NV	2,543,240	31,714
	CONSOL Energy Inc.	280,707	29,946
	Delek US Holdings Inc.	1,528,799	28,283
*	MRC Global Inc.	2,062,723	26,362
*,1	Fluence Energy Inc.	1,642,446	26,082
*	Shoals Technologies Group Inc. Class A	4,339,866	23,999
*	Array Technologies Inc.	3,675,791	22,202
*	ProPetro Holding Corp.	2,227,899	20,786
	Core Laboratories Inc.	1,195,484	20,694
*	Ameresco Inc. Class A	833,225	19,564
*	Helix Energy Solutions Group Inc.	1,839,822	17,147
[1]	CVR Energy Inc.	896,006	16,791
	RPC Inc.	2,463,143	14,631
	Vitesse Energy Inc.	526,500	13,163
*	Innovex International Inc.	941,664	13,155
*,1	EVgo Inc. Class A	3,194,826	12,939
[1]	HighPeak Energy Inc.	483,589	7,109
*,1	ChargePoint Holdings Inc.	5,225,581	5,591
6

Small-Cap Index Fund
		Shares	Market Value• ($000)
*,1	Sunnova Energy International Inc.	1,512,567	5,188
*,1	ProFrac Holding Corp. Class A	407,818	3,165
*	OPAL Fuels Inc. Class A	214	1
			6,955,837
Financials (14.6%)
	First Citizens BancShares Inc. Class A	264,517	558,930
*	SoFi Technologies Inc.	26,250,160	404,253
	Equitable Holdings Inc.	7,979,306	376,384
	Reinsurance Group of America Inc.	1,677,239	358,309
*	Robinhood Markets Inc. Class A	9,243,401	344,409
	East West Bancorp Inc.	3,530,327	338,064
	RenaissanceRe Holdings Ltd.	1,322,637	329,085
	Unum Group	4,417,150	322,585
	Carlyle Group Inc.	5,920,433	298,923
	Jefferies Financial Group Inc.	3,663,155	287,191
	Assurant Inc.	1,306,061	278,478
	First Horizon Corp.	13,500,202	271,894
	Erie Indemnity Co. Class A	646,909	266,675
	American Financial Group Inc.	1,923,587	263,397
	Stifel Financial Corp.	2,476,103	262,665
	Kinsale Capital Group Inc.	563,385	262,047
	Annaly Capital Management Inc.	14,273,241	261,200
	Evercore Inc. Class A	920,977	255,286
	Ally Financial Inc.	6,983,659	251,482
	SEI Investments Co.	2,954,386	243,678
	Webster Financial Corp.	4,364,982	241,034
	Morningstar Inc.	709,837	239,045
	Houlihan Lokey Inc. Class A	1,361,891	236,506
	Primerica Inc.	849,808	230,655
	Globe Life Inc.	2,030,980	226,495
	Western Alliance Bancorp	2,662,773	222,448
	Pinnacle Financial Partners Inc.	1,868,697	213,760
	Wintrust Financial Corp.	1,693,235	211,163
	Old Republic International Corp.	5,811,155	210,306
[1]	AGNC Investment Corp.	22,551,405	207,698
	Comerica Inc.	3,349,084	207,141
	MarketAxess Holdings Inc.	912,110	206,173
	Zions Bancorp NA	3,761,498	204,061
	Cullen/Frost Bankers Inc.	1,469,803	197,321
	Commerce Bancshares Inc.	3,085,685	192,269
	Invesco Ltd.	10,872,813	190,057
	SouthState Corp.	1,909,058	189,913
	RLI Corp.	1,108,485	182,712
	Old National Bancorp	8,122,283	176,294
	Synovus Financial Corp.	3,427,271	175,579
	Prosperity Bancshares Inc.	2,304,541	173,647
	Popular Inc.	1,815,813	170,795
	Axis Capital Holdings Ltd.	1,917,246	169,906
	Voya Financial Inc.	2,450,235	168,650
	Blue Owl Capital Inc. Class A	7,242,397	168,458
	Ryan Specialty Holdings Inc. Class A	2,549,897	163,601
	Franklin Resources Inc.	7,998,096	162,281
	Cadence Bank	4,652,084	160,264
	OneMain Holdings Inc.	3,051,333	159,066
	Jackson Financial Inc. Class A	1,786,969	155,609
	First American Financial Corp.	2,491,870	155,592
	Starwood Property Trust Inc.	8,156,480	154,565
	MGIC Investment Corp.	6,451,954	152,976
	SLM Corp.	5,407,100	149,128
*	Mr Cooper Group Inc.	1,547,881	148,612
	Glacier Bancorp Inc.	2,887,719	145,021
	Selective Insurance Group Inc.	1,548,111	144,779
	Columbia Banking System Inc.	5,335,785	144,120
	Rithm Capital Corp.	13,234,907	143,334
	Hamilton Lane Inc. Class A	957,071	141,694
	Lazard Inc. Class A	2,728,160	140,446
	Essent Group Ltd.	2,569,455	139,881
	Janus Henderson Group plc	3,239,077	137,758
	Lincoln National Corp.	4,337,853	137,553
7

Small-Cap Index Fund
		Shares	Market Value• ($000)
	FNB Corp.	9,156,850	135,338
	Affiliated Managers Group Inc.	731,175	135,209
	Moelis & Co. Class A	1,797,529	132,801
	TPG Inc. Class A	2,109,347	132,551
*,1	MARA Holdings Inc.	7,785,284	130,559
	United Bankshares Inc.	3,443,335	129,297
	Piper Sandler Cos.	430,145	129,022
	Home BancShares Inc.	4,556,153	128,939
	Hanover Insurance Group Inc.	825,813	127,720
*	Clearwater Analytics Holdings Inc. Class A	4,517,797	124,330
	Bank OZK	2,744,213	122,200
*	Upstart Holdings Inc.	1,974,669	121,580
	White Mountains Insurance Group Ltd.	62,103	120,794
	Radian Group Inc.	3,792,555	120,300
	Hancock Whitney Corp.	2,191,560	119,922
	UMB Financial Corp.	1,056,275	119,211
	First Financial Bankshares Inc.	3,093,364	111,516
	Assured Guaranty Ltd.	1,231,407	110,839
	Valley National Bancorp	11,947,956	108,249
	ServisFirst Bancshares Inc.	1,250,247	105,946
	Ameris Bancorp	1,670,871	104,546
	Kemper Corp.	1,549,349	102,939
	FirstCash Holdings Inc.	968,667	100,354
	United Community Banks Inc.	3,037,604	98,145
*	Axos Financial Inc.	1,381,191	96,476
	Associated Banc-Corp	3,949,473	94,392
*	Enstar Group Ltd.	290,888	93,681
	CNO Financial Group Inc.	2,496,898	92,910
*	Texas Capital Bancshares Inc.	1,176,938	92,037
	StepStone Group Inc. Class A	1,573,129	91,053
	PJT Partners Inc. Class A	573,366	90,483
	International Bancshares Corp.	1,425,571	90,039
	Fulton Financial Corp.	4,635,302	89,369
	Atlantic Union Bankshares Corp.	2,286,220	86,602
	Eastern Bankshares Inc.	4,919,737	84,865
	First Hawaiian Inc.	3,256,474	84,506
	Community Financial System Inc.	1,338,439	82,555
	Cathay General Bancorp	1,722,392	82,003
	Federated Hermes Inc. Class B	1,978,952	81,355
	BGC Group Inc. Class A	8,957,475	81,155
	WSFS Financial Corp.	1,499,827	79,686
	Walker & Dunlop Inc.	816,902	79,411
	Flagstar Financial Inc.	8,456,155	78,896
*,1	Riot Platforms Inc.	7,615,910	77,758
	First Bancorp	4,172,893	77,574
	Bread Financial Holdings Inc.	1,265,997	77,302
	Artisan Partners Asset Management Inc. Class A	1,784,335	76,816
*	Genworth Financial Inc. Class A	10,874,347	76,012
	Virtu Financial Inc. Class A	2,079,049	74,181
	First Interstate BancSystem Inc. Class A	2,262,473	73,463
	PennyMac Financial Services Inc.	717,854	73,322
[1]	Blackstone Mortgage Trust Inc. Class A	4,185,005	72,861
	BankUnited Inc.	1,903,519	72,657
*	Brighthouse Financial Inc.	1,511,528	72,614
	CVB Financial Corp.	3,379,062	72,346
	Bank of Hawaii Corp.	1,012,166	72,107
	Simmons First National Corp. Class A	3,197,474	70,920
	WaFd Inc.	2,071,614	66,789
*	Baldwin Insurance Group Inc. Class A	1,720,676	66,693
	Independent Bank Corp.	1,027,973	65,986
	Cohen & Steers Inc.	708,073	65,383
*	Oscar Health Inc. Class A	4,852,993	65,224
	Park National Corp.	370,318	63,484
	First Financial Bancorp	2,309,943	62,091
	Pacific Premier Bancorp Inc.	2,455,922	61,202
	BOK Financial Corp.	571,426	60,828
*	Goosehead Insurance Inc. Class A	559,044	59,941
	Provident Financial Services Inc.	3,156,698	59,567
	Banner Corp.	877,502	58,591
*	Credit Acceptance Corp.	123,387	57,925
8

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Towne Bank	1,669,318	56,857
	First Merchants Corp.	1,419,328	56,617
[1]	Arbor Realty Trust Inc.	4,062,770	56,269
	Renasant Corp.	1,537,689	54,972
	NBT Bancorp Inc.	1,141,244	54,506
	Independent Bank Group Inc.	896,785	54,408
	BancFirst Corp.	463,987	54,370
	WesBanco Inc.	1,617,531	52,634
*	Lemonade Inc.	1,363,736	50,022
	Trustmark Corp.	1,401,580	49,574
	OFG Bancorp	1,168,740	49,461
	Mercury General Corp.	704,979	46,867
*	LendingClub Corp.	2,719,266	44,025
	Northwest Bancshares Inc.	3,243,917	42,787
	City Holding Co.	355,638	42,136
	National Bank Holdings Corp. Class A	967,994	41,682
	First Commonwealth Financial Corp.	2,462,127	41,659
	Horace Mann Educators Corp.	1,037,830	40,714
	Victory Capital Holdings Inc. Class A	620,921	40,646
*	SiriusPoint Ltd.	2,472,978	40,532
*,1	Trupanion Inc.	808,702	38,979
	Compass Diversified Holdings	1,637,415	37,792
	Virtus Investment Partners Inc.	169,811	37,457
	S&T Bancorp Inc.	974,192	37,234
	Hope Bancorp Inc.	2,920,643	35,895
	WisdomTree Inc.	3,348,573	35,160
	Nelnet Inc. Class A	326,208	34,842
	Westamerica Bancorp	645,505	33,863
*	Palomar Holdings Inc.	320,099	33,799
	Hilltop Holdings Inc.	1,157,866	33,150
	Ladder Capital Corp. Class A	2,930,662	32,794
	Employers Holdings Inc.	629,269	32,237
	Two Harbors Investment Corp.	2,639,378	31,224
	Berkshire Hills Bancorp Inc.	1,094,241	31,109
	Apollo Commercial Real Estate Finance Inc.	3,518,442	30,470
	Safety Insurance Group Inc.	358,919	29,575
	Cannae Holdings Inc.	1,437,882	28,556
	Heartland Financial USA Inc.	464,134	28,454
	PennyMac Mortgage Investment Trust	2,211,675	27,845
	Chimera Investment Corp.	1,956,516	27,391
*	Encore Capital Group Inc.	573,093	27,377
[1]	ARMOUR Residential REIT Inc.	1,419,816	26,778
	MFA Financial Inc.	2,599,419	26,488
	Franklin BSP Realty Trust Inc.	2,083,731	26,130
*	Triumph Financial Inc.	282,903	25,710
	Navient Corp.	1,913,708	25,433
	Brookline Bancorp Inc.	2,155,293	25,432
	Enact Holdings Inc.	782,068	25,323
	Safehold Inc.	1,364,372	25,214
	Redwood Trust Inc.	3,367,971	21,993
*	ProAssurance Corp.	1,302,700	20,726
[1]	UWM Holdings Corp. Class A	3,417,296	20,060
	F&G Annuities & Life Inc.	481,651	19,960
*	PRA Group Inc.	953,797	19,925
	Tompkins Financial Corp.	293,194	19,887
	BrightSpire Capital Inc. Class A	3,302,195	18,624
	TFS Financial Corp.	1,429,261	17,952
	Live Oak Bancshares Inc.	431,557	17,068
	Capitol Federal Financial Inc.	2,873,651	16,983
*	Open Lending Corp.	2,583,357	15,423
	KKR Real Estate Finance Trust Inc.	1,505,628	15,207
	P10 Inc. Class A	1,187,201	14,971
	Claros Mortgage Trust Inc.	3,016,450	13,634
	GCM Grosvenor Inc. Class A	1,085,710	13,322
*	Columbia Financial Inc.	666,372	10,535
	Eagle Bancorp Inc.	365,313	9,509
*	World Acceptance Corp.	73,207	8,231
*	Hagerty Inc. Class A	802,172	7,741
	TPG RE Finance Trust Inc.	824,252	7,006
*	loanDepot Inc. Class A	1,873,227	3,821
9

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Associated Capital Group Inc. Class A	29,197	1,000
			22,636,746
Health Care (10.5%)
*	Natera Inc.	3,193,656	505,556
*	United Therapeutics Corp.	1,136,864	401,131
*	Neurocrine Biosciences Inc.	2,578,229	351,928
*	Insmed Inc.	4,555,594	314,518
*	Tenet Healthcare Corp.	2,421,650	305,685
	Bio-Techne Corp.	4,046,158	291,445
*	Sarepta Therapeutics Inc.	2,310,789	280,969
	Universal Health Services Inc. Class B	1,420,427	254,853
*	Exact Sciences Corp.	4,477,482	251,590
*	Vaxcyte Inc.	3,015,123	246,818
*	Charles River Laboratories International Inc.	1,302,182	240,383
*	Globus Medical Inc. Class A	2,896,261	239,550
	Encompass Health Corp.	2,565,553	236,929
*	Insulet Corp.	893,137	233,171
*	Solventum Corp.	3,519,286	232,484
*	Exelixis Inc.	6,908,609	230,057
*	Penumbra Inc.	928,454	220,489
*	Henry Schein Inc.	3,175,039	219,713
*	Intra-Cellular Therapies Inc.	2,564,700	214,204
*	HealthEquity Inc.	2,223,691	213,363
	Teleflex Inc.	1,182,684	210,494
*	Medpace Holdings Inc.	633,198	210,367
*	Masimo Corp.	1,227,072	202,835
	Chemed Corp.	381,541	202,140
*	Glaukos Corp.	1,333,874	200,001
*	Repligen Corp.	1,355,395	195,096
	Ensign Group Inc.	1,459,032	193,847
*	REVOLUTION Medicines Inc.	4,411,382	192,954
*	Jazz Pharmaceuticals plc	1,462,529	180,110
*	Avantor Inc.	8,225,924	173,320
	Revvity Inc.	1,548,315	172,807
*	Bio-Rad Laboratories Inc. Class A	496,134	162,985
*	BioMarin Pharmaceutical Inc.	2,424,636	159,371
	Bruker Corp.	2,702,311	158,409
*	Lantheus Holdings Inc.	1,770,496	158,389
*	DaVita Inc.	1,044,052	156,138
*	Halozyme Therapeutics Inc.	3,239,836	154,897
*	Elanco Animal Health Inc.	12,588,693	152,449
*	Doximity Inc. Class A	2,773,481	148,076
*	Roivant Sciences Ltd.	12,048,559	142,534
*	Inspire Medical Systems Inc.	763,114	141,466
*	Cytokinetics Inc.	3,005,216	141,365
*	Blueprint Medicines Corp.	1,617,703	141,096
*	Merit Medical Systems Inc.	1,409,825	136,358
*	Incyte Corp.	1,962,440	135,546
*	Ionis Pharmaceuticals Inc.	3,819,647	133,535
*	Madrigal Pharmaceuticals Inc.	416,579	128,544
*	Alkermes plc	4,120,337	118,501
*	RadNet Inc.	1,696,594	118,490
*	Crinetics Pharmaceuticals Inc.	2,242,579	114,663
*	Corcept Therapeutics Inc.	2,267,870	114,278
*	Integer Holdings Corp.	854,124	113,189
*	Viking Therapeutics Inc.	2,695,824	108,480
*	TG Therapeutics Inc.	3,567,597	107,385
*	PROCEPT BioRobotics Corp.	1,315,865	105,953
*	Bridgebio Pharma Inc.	3,849,900	105,641
*	Hims & Hers Health Inc.	4,280,157	103,494
*	Krystal Biotech Inc.	659,167	103,265
*	Option Care Health Inc.	4,333,651	100,541
*	Haemonetics Corp.	1,278,960	99,861
*	Prestige Consumer Healthcare Inc.	1,258,087	98,244
	Organon & Co.	6,558,215	97,849
	DENTSPLY SIRONA Inc.	5,061,912	96,075
*	Ultragenyx Pharmaceutical Inc.	2,233,994	93,984
*	ICU Medical Inc.	592,318	91,910
*	Nuvalent Inc. Class A	1,169,573	91,554
10

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Guardant Health Inc.	2,989,011	91,314
	Perrigo Co. plc	3,474,097	89,319
*	Acadia Healthcare Co. Inc.	2,247,045	89,095
*	PTC Therapeutics Inc.	1,963,994	88,655
*	Apellis Pharmaceuticals Inc.	2,691,834	85,896
*	Envista Holdings Corp.	4,382,383	84,536
*	Axsome Therapeutics Inc.	987,308	83,536
*	Novocure Ltd.	2,755,367	82,110
*	CorVel Corp.	719,551	80,057
*	Veracyte Inc.	1,973,547	78,152
*	Biohaven Ltd.	2,060,085	76,944
*	Amedisys Inc.	833,952	75,715
*	iRhythm Technologies Inc.	797,010	71,866
*	Amicus Therapeutics Inc.	7,609,084	71,678
*	QuidelOrtho Corp.	1,541,421	68,670
*	Neogen Corp.	5,517,739	66,985
*	Twist Bioscience Corp.	1,435,978	66,730
*	SpringWorks Therapeutics Inc.	1,799,492	65,016
*	Inari Medical Inc.	1,267,179	64,689
*	Enovis Corp.	1,422,829	62,434
*,1	Recursion Pharmaceuticals Inc. Class A	9,232,776	62,414
	Patterson Cos. Inc.	2,020,127	62,341
*	Tandem Diabetes Care Inc.	1,672,446	60,242
*	Denali Therapeutics Inc.	2,931,924	59,753
*	ACADIA Pharmaceuticals Inc.	3,177,868	58,314
*	Arrowhead Pharmaceuticals Inc.	3,010,327	56,594
	Concentra Group Holdings Parent Inc.	2,756,348	54,521
*	Sotera Health Co.	3,966,850	54,267
*	NeoGenomics Inc.	3,268,758	53,869
	CONMED Corp.	786,596	53,835
*	Warby Parker Inc. Class A	2,200,467	53,273
*	Omnicell Inc.	1,179,436	52,508
[1]	Premier Inc. Class A	2,447,397	51,885
*	Iovance Biotherapeutics Inc.	6,985,215	51,691
*	Privia Health Group Inc.	2,597,597	50,783
*	TransMedics Group Inc.	811,887	50,621
*,1	Summit Therapeutics Inc.	2,816,823	50,266
*	Kymera Therapeutics Inc.	1,236,991	49,764
	Select Medical Holdings Corp.	2,627,892	49,536
*	Azenta Inc.	986,811	49,341
*	Ligand Pharmaceuticals Inc.	457,103	48,979
*	Supernus Pharmaceuticals Inc.	1,335,837	48,304
*	Waystar Holding Corp.	1,311,615	48,136
*	Agios Pharmaceuticals Inc.	1,452,270	47,722
*	Beam Therapeutics Inc.	1,897,833	47,066
*	CG oncology Inc.	1,559,644	44,731
*	Fortrea Holdings Inc.	2,284,212	42,601
*	Arcellx Inc.	550,377	42,208
*	Avidity Biosciences Inc.	1,443,154	41,967
*	Immunovant Inc.	1,682,053	41,664
*	Surgery Partners Inc.	1,942,179	41,116
*	Xencor Inc.	1,783,561	40,986
*	Teladoc Health Inc.	4,384,269	39,853
*	Integra LifeSciences Holdings Corp.	1,670,195	37,880
*	Harmony Biosciences Holdings Inc.	1,089,161	37,478
*	10X Genomics Inc. Class A	2,588,493	37,171
*	AtriCure Inc.	1,179,429	36,043
	National HealthCare Corp.	334,221	35,949
*	Astrana Health Inc.	1,074,400	33,876
*	Progyny Inc.	1,951,602	33,665
*	Certara Inc.	3,074,383	32,742
*	Evolent Health Inc. Class A	2,819,877	31,724
*,1	Novavax Inc.	3,875,192	31,157
*	STAAR Surgical Co.	1,254,817	30,480
	Embecta Corp.	1,469,360	30,342
*	Myriad Genetics Inc.	2,202,304	30,194
*	Arvinas Inc.	1,574,843	30,190
*	Intellia Therapeutics Inc.	2,464,072	28,731
*	Pediatrix Medical Group Inc.	2,186,919	28,692
*	Amneal Pharmaceuticals Inc.	3,550,539	28,120
11

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Alignment Healthcare Inc.	2,440,788	27,459
*	Dyne Therapeutics Inc.	1,036,637	24,423
*	Owens & Minor Inc.	1,865,390	24,381
*	Brookdale Senior Living Inc.	4,819,338	24,241
*	Innoviva Inc.	1,354,818	23,506
*	AdaptHealth Corp. Class A	2,398,555	22,834
*	BrightSpring Health Services Inc.	1,330,235	22,654
*	Healthcare Services Group Inc.	1,866,243	21,676
*	Pacira BioSciences Inc.	1,116,962	21,044
*	Vir Biotechnology Inc.	2,805,740	20,594
*	BioCryst Pharmaceuticals Inc.	2,637,326	19,833
	HealthStream Inc.	619,487	19,700
*	Kiniksa Pharmaceuticals International plc Class A	953,230	18,855
*	Avanos Medical Inc.	1,170,125	18,628
*	LifeStance Health Group Inc.	2,436,059	17,954
*	Phreesia Inc.	698,841	17,583
*	Cytek Biosciences Inc.	2,624,273	17,032
*	Maravai LifeSciences Holdings Inc. Class A	3,070,366	16,733
*	Relay Therapeutics Inc.	4,049,434	16,684
*	agilon health Inc.	7,869,087	14,951
*	CareDx Inc.	648,310	13,880
*	Rocket Pharmaceuticals Inc.	1,063,115	13,363
*	PACS Group Inc.	994,066	13,032
*	Day One Biopharmaceuticals Inc.	960,242	12,166
*,1	ImmunityBio Inc.	4,648,525	11,900
*	Adaptive Biotechnologies Corp.	1,785,153	10,702
*,1	OPKO Health Inc.	6,951,793	10,219
*	GoodRx Holdings Inc. Class A	2,124,106	9,877
*	Arcus Biosciences Inc.	640,924	9,543
*	Ironwood Pharmaceuticals Inc. Class A	1,733,308	7,679
*	AnaptysBio Inc.	268,230	3,551
*	Sana Biotechnology Inc.	1,707,299	2,783
*	Innovage Holding Corp.	259,029	1,018
*,1	Tempus AI Inc. Class A	26,471	894
*,1	Ardent Health Partners Inc.	31,369	536
*	Prime Medicine Inc.	642	2
*,2	OmniAb Inc. 12.5 Earnout	156,690	—
*,2	OmniAb Inc. 15 Earnout	156,690	—
			16,244,214
Industrials (21.7%)
	Smurfit WestRock plc	13,245,832	713,420
	EMCOR Group Inc.	1,171,441	531,717
	Lennox International Inc.	816,455	497,466
	Carlisle Cos. Inc.	1,154,306	425,754
	Pentair plc	4,207,630	423,456
	Watsco Inc.	886,951	420,317
*	Builders FirstSource Inc.	2,930,703	418,885
	Booz Allen Hamilton Holding Corp. Class A	3,253,731	418,755
	IDEX Corp.	1,928,313	403,577
	RPM International Inc.	3,277,366	403,313
	Comfort Systems USA Inc.	906,361	384,351
	FTAI Aviation Ltd.	2,611,451	376,153
	Owens Corning	2,184,562	372,075
*	XPO Inc.	2,815,966	369,314
	Graco Inc.	4,299,746	362,426
	AECOM	3,373,209	360,326
*	Affirm Holdings Inc. Class A	5,885,648	358,436
	Curtiss-Wright Corp.	966,340	342,925
	Jack Henry & Associates Inc.	1,857,895	325,689
*	Saia Inc.	677,229	308,634
	ITT Inc.	2,075,405	296,534
	CH Robinson Worldwide Inc.	2,859,567	295,450
	Allegion plc	2,213,674	289,283
	Hubbell Inc. Class B	683,347	286,247
	nVent Electric plc	4,197,147	286,078
	Nordson Corp.	1,310,527	274,215
	Tetra Tech Inc.	6,817,987	271,629
	Lincoln Electric Holdings Inc.	1,436,904	269,376
	AptarGroup Inc.	1,694,504	266,207
12

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Regal Rexnord Corp.	1,686,511	261,628
	BWX Technologies Inc.	2,328,574	259,380
	Crown Holdings Inc.	3,046,439	251,910
	Woodward Inc.	1,505,750	250,587
*	Core & Main Inc. Class A	4,905,925	249,761
*	Rocket Lab USA Inc.	9,547,605	243,177
	Allison Transmission Holdings Inc.	2,205,856	238,365
*	Generac Holdings Inc.	1,515,126	234,920
	Applied Industrial Technologies Inc.	979,144	234,476
*	TopBuild Corp.	751,299	233,909
	Acuity Brands Inc.	785,907	229,587
	Advanced Drainage Systems Inc.	1,974,468	228,248
*	API Group Corp.	6,297,568	226,524
	WESCO International Inc.	1,247,892	225,819
	Fortune Brands Innovations Inc.	3,163,448	216,158
*	Fluor Corp.	4,367,622	215,411
*	Paylocity Holding Corp.	1,064,675	212,371
*	BILL Holdings Inc.	2,503,824	212,099
	Eagle Materials Inc.	854,197	210,782
	Toro Co.	2,613,079	209,308
*	Chart Industries Inc.	1,090,177	208,049
	Graphic Packaging Holding Co.	7,643,085	207,586
	A O Smith Corp.	3,033,174	206,893
*	MasTec Inc.	1,513,379	206,031
	Donaldson Co. Inc.	3,049,354	205,374
*	ATI Inc.	3,632,024	199,907
	Knight-Swift Transportation Holdings Inc. Class A	3,710,528	196,806
	AAON Inc.	1,655,819	194,857
	Genpact Ltd.	4,491,021	192,889
	Flowserve Corp.	3,345,550	192,436
*	Axalta Coating Systems Ltd.	5,552,959	190,022
*	Trex Co. Inc.	2,728,487	188,347
	Huntington Ingalls Industries Inc.	996,435	188,296
	Crane Co.	1,238,706	187,974
*	Middleby Corp.	1,369,846	185,546
*	Shift4 Payments Inc. Class A	1,748,500	181,459
	Berry Global Group Inc.	2,786,897	180,229
	MKS Instruments Inc.	1,713,755	178,899
	Simpson Manufacturing Co. Inc.	1,073,738	178,058
*	WEX Inc.	1,013,094	177,616
	Robert Half Inc.	2,497,831	175,997
	Esab Corp.	1,462,380	175,398
*	FTI Consulting Inc.	915,280	174,937
*	AZEK Co. Inc. Class A	3,684,870	174,921
*	ExlService Holdings Inc.	3,891,959	172,725
	Louisiana-Pacific Corp.	1,609,720	166,686
*	SPX Technologies Inc.	1,121,486	163,199
*	Mohawk Industries Inc.	1,366,287	162,766
	Ryder System Inc.	1,023,104	160,484
*	Beacon Roofing Supply Inc.	1,576,058	160,096
	Badger Meter Inc.	748,937	158,864
*	Summit Materials Inc. Class A	3,130,339	158,395
	MSA Safety Inc.	950,964	157,641
	Oshkosh Corp.	1,656,881	157,520
	Stanley Black & Decker Inc.	1,961,331	157,475
	Armstrong World Industries Inc.	1,109,966	156,871
	Cognex Corp.	4,367,660	156,624
	Valmont Industries Inc.	510,211	156,466
*	Kirby Corp.	1,461,707	154,649
	Landstar System Inc.	899,711	154,624
*	Aurora Innovation Inc. Class A	24,091,861	151,779
	CSW Industrials Inc.	428,235	151,081
	AGCO Corp.	1,615,707	151,036
*	WillScot Holdings Corp.	4,469,725	149,512
	Littelfuse Inc.	631,875	148,901
*	Modine Manufacturing Co.	1,270,144	147,248
*	Knife River Corp.	1,441,676	146,532
	Moog Inc. Class A	733,003	144,284
	Federal Signal Corp.	1,556,082	143,766
	Watts Water Technologies Inc. Class A	697,227	141,746
13

Small-Cap Index Fund
		Shares	Market Value• ($000)
	GATX Corp.	904,074	140,095
	Vontier Corp.	3,824,857	139,493
*	ACI Worldwide Inc.	2,670,975	138,650
	Herc Holdings Inc.	723,362	136,954
*	GXO Logistics Inc.	3,042,648	132,355
	Zurn Elkay Water Solutions Corp.	3,457,461	128,963
	Sealed Air Corp.	3,709,507	125,493
*	Itron Inc.	1,148,207	124,672
	Air Lease Corp. Class A	2,552,809	123,071
*	Dycom Industries Inc.	705,792	122,850
	Sonoco Products Co.	2,502,139	122,229
	Arcosa Inc.	1,242,112	120,162
*	Gates Industrial Corp. plc	5,837,909	120,086
	Boise Cascade Co.	978,059	116,252
	Belden Inc.	1,027,184	115,671
	Exponent Inc.	1,292,690	115,179
	Maximus Inc.	1,535,395	114,617
	Matson Inc.	845,695	114,033
	Silgan Holdings Inc.	2,175,451	113,232
*	AeroVironment Inc.	718,276	110,535
*,1	Bloom Energy Corp. Class A	4,947,599	109,886
*	Euronet Worldwide Inc.	1,062,794	109,298
	Brunswick Corp.	1,680,261	108,679
	Installed Building Products Inc.	609,165	106,756
	Sensata Technologies Holding plc	3,808,785	104,361
	Kadant Inc.	298,998	103,151
	John Bean Technologies Corp.	810,844	103,058
*	Kratos Defense & Security Solutions Inc.	3,846,886	101,481
*	Spirit AeroSystems Holdings Inc. Class A	2,977,115	101,460
*	CBIZ Inc.	1,214,107	99,350
	Primoris Services Corp.	1,299,408	99,275
	Brink's Co.	1,055,779	97,945
	Granite Construction Inc.	1,113,119	97,632
*	RXO Inc.	4,094,056	97,602
*	Verra Mobility Corp. Class A	3,986,855	96,402
	Franklin Electric Co. Inc.	988,883	96,367
*,1	Joby Aviation Inc.	11,689,658	95,037
	HB Fuller Co.	1,391,051	93,868
	EnerSys	1,014,016	93,725
	Enpro Inc.	534,590	92,190
	Western Union Co.	8,601,887	91,180
*	Mirion Technologies Inc. Class A	5,168,093	90,183
	Mueller Water Products Inc. Class A	3,978,928	89,526
	Korn Ferry	1,324,423	89,332
*	ASGN Inc.	1,069,238	89,110
	ESCO Technologies Inc.	655,768	87,355
*	Remitly Global Inc.	3,782,683	85,375
	MSC Industrial Direct Co. Inc. Class A	1,139,074	85,077
*	GMS Inc.	1,000,580	84,879
*	Amentum Holdings Inc.	4,025,052	84,647
	Atmus Filtration Technologies Inc.	2,116,004	82,905
	ADT Inc.	11,935,740	82,476
	Griffon Corp.	1,156,892	82,452
*	Resideo Technologies Inc.	3,555,542	81,955
	ABM Industries Inc.	1,598,914	81,832
*	Everus Construction Group Inc.	1,233,108	81,077
	Brady Corp. Class A	1,069,738	79,000
	UL Solutions Inc. Class A	1,578,414	78,731
	Otter Tail Corp.	1,065,141	78,650
*	Hayward Holdings Inc.	4,936,340	75,477
	Terex Corp.	1,616,046	74,694
	Atkore Inc.	888,815	74,172
	Trinity Industries Inc.	2,092,266	73,439
	Crane NXT Co.	1,237,619	72,054
	Alight Inc. Class A	10,170,193	70,378
	Insperity Inc.	904,298	70,092
	McGrath RentCorp	625,251	69,916
	ManpowerGroup Inc.	1,195,209	68,987
	TriNet Group Inc.	757,437	68,753
*	OSI Systems Inc.	404,281	67,689
14

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Hub Group Inc. Class A	1,470,552	65,528
	UniFirst Corp.	382,283	65,405
*	Leonardo DRS Inc.	2,019,804	65,260
*	Payoneer Global Inc.	6,360,069	63,855
	Albany International Corp. Class A	797,075	63,742
*	NCR Atleos Corp.	1,845,907	62,613
*	Sterling Infrastructure Inc.	371,197	62,528
*	Loar Holdings Inc.	833,820	61,628
*	Flywire Corp.	2,964,559	61,129
	AZZ Inc.	722,783	59,210
*	CoreCivic Inc.	2,667,632	57,994
	Standex International Corp.	307,659	57,529
	Enerpac Tool Group Corp. Class A	1,379,989	56,704
*	Huron Consulting Group Inc.	451,770	56,137
	EVERTEC Inc.	1,619,887	55,935
	ArcBest Corp.	595,882	55,608
	Barnes Group Inc.	1,168,250	55,211
	Hillenbrand Inc.	1,788,644	55,054
*	Mercury Systems Inc.	1,290,758	54,212
	Werner Enterprises Inc.	1,495,235	53,709
*	AAR Corp.	867,269	53,146
*	Upwork Inc.	3,233,744	52,872
*	Construction Partners Inc. Class A	567,618	50,211
*	Hillman Solutions Corp.	5,006,158	48,760
	Kennametal Inc.	1,979,367	47,544
	Greenbrier Cos. Inc.	758,612	46,268
*	AvidXchange Holdings Inc.	4,453,109	46,045
*,1	Enovix Corp.	4,077,901	44,327
	Vestis Corp.	2,847,472	43,395
*	Marqeta Inc. Class A	11,271,424	42,719
*	O-I Glass Inc.	3,938,174	42,690
*,1	Standardaero Inc.	1,703,382	42,176
	REV Group Inc.	1,257,963	40,091
	Apogee Enterprises Inc.	558,798	39,904
	Tennant Co.	480,596	39,183
	Greif Inc. Class A	638,598	39,031
	H&E Equipment Services Inc.	792,619	38,807
*,1	PureCycle Technologies Inc.	3,755,118	38,490
	Helios Technologies Inc.	846,527	37,789
*	First Advantage Corp.	1,978,003	37,048
*	Air Transport Services Group Inc.	1,590,862	34,967
	Lindsay Corp.	276,457	32,708
	Pitney Bowes Inc.	4,395,656	31,825
*	Legalzoom.com Inc.	3,960,131	29,741
	Quanex Building Products Corp.	1,203,281	29,168
*	Vicor Corp.	595,302	28,765
*	Cimpress plc	384,327	27,564
	Schneider National Inc. Class B	938,613	27,483
	Kforce Inc.	461,545	26,170
	Deluxe Corp.	1,127,382	25,468
*	Janus International Group Inc.	3,412,870	25,085
*	Thermon Group Holdings Inc.	857,758	24,678
*	Proto Labs Inc.	624,188	24,399
	TriMas Corp.	981,452	24,134
*	BrightView Holdings Inc.	1,451,463	23,209
*	AMN Healthcare Services Inc.	969,561	23,192
*	IES Holdings Inc.	114,331	22,976
*	Gibraltar Industries Inc.	386,314	22,754
	International Seaways Inc.	594,968	21,383
	Gorman-Rupp Co.	534,273	20,260
	Astec Industries Inc.	580,641	19,510
*	Triumph Group Inc.	984,839	18,377
	Wabash National Corp.	1,048,455	17,960
*	JELD-WEN Holding Inc.	2,047,081	16,766
*	Paymentus Holdings Inc. Class A	499,531	16,320
	Pactiv Evergreen Inc.	913,091	15,952
*	American Woodmark Corp.	182,114	14,484
*,1	Symbotic Inc. Class A	594,421	14,094
	Hyster-Yale Inc.	250,477	12,757
	Heartland Express Inc.	1,099,224	12,333
15

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	ZipRecruiter Inc. Class A	1,529,003	11,070
*	Planet Labs PBC	2,600,625	10,507
*	Forward Air Corp.	313,367	10,106
*,1	Centuri Holdings Inc.	450,790	8,705
*	TaskUS Inc. Class A	444,848	7,536
	Kronos Worldwide Inc.	585,830	5,712
	Kelly Services Inc. Class A	390,943	5,450
	Greif Inc. Class B	41,969	2,848
			33,655,336
Real Estate (7.1%)
	Kimco Realty Corp.	17,166,454	402,210
	Regency Centers Corp.	4,622,005	341,705
	Gaming & Leisure Properties Inc.	6,637,957	319,684
	Camden Property Trust	2,716,638	315,239
	Host Hotels & Resorts Inc.	17,801,032	311,874
*	Jones Lang LaSalle Inc.	1,208,399	305,894
	American Homes 4 Rent Class A	7,984,235	298,770
	Equity LifeStyle Properties Inc.	4,378,460	291,605
	Lamar Advertising Co. Class A	2,239,358	272,619
	BXP Inc.	3,623,692	269,458
	Omega Healthcare Investors Inc.	6,873,924	260,178
	CubeSmart	5,759,020	246,774
	Federal Realty Investment Trust	2,163,587	242,214
*	Zillow Group Inc. Class C	3,182,445	235,660
	Brixmor Property Group Inc.	7,692,055	214,147
	Rexford Industrial Realty Inc.	5,341,176	206,490
	EastGroup Properties Inc.	1,260,664	202,324
	NNN REIT Inc.	4,775,200	195,067
	Vornado Realty Trust	4,612,190	193,896
	Agree Realty Corp.	2,636,091	185,713
	UDR Inc.	4,201,263	182,377
	Healthpeak Properties Inc.	8,905,834	180,521
	First Industrial Realty Trust Inc.	3,370,311	168,954
	STAG Industrial Inc.	4,640,070	156,927
	Americold Realty Trust Inc.	7,238,627	154,907
	Healthcare Realty Trust Inc. Class A	9,024,888	152,972
	WP Carey Inc.	2,784,221	151,684
	Ryman Hospitality Properties Inc.	1,449,114	151,201
	Terreno Realty Corp.	2,539,713	150,199
	Kite Realty Group Trust	5,593,721	141,185
	Essential Properties Realty Trust Inc.	4,464,853	139,661
	CareTrust REIT Inc.	4,717,333	127,604
	Cousins Properties Inc.	4,116,203	126,120
	Macerich Co.	6,252,456	124,549
[1]	SL Green Realty Corp.	1,799,988	122,255
*	Zillow Group Inc. Class A	1,724,586	122,187
	Kilroy Realty Corp.	3,006,119	121,597
	Phillips Edison & Co. Inc.	3,121,932	116,948
[1]	Independence Realty Trust Inc.	5,732,109	113,725
	Sabra Health Care REIT Inc.	6,024,632	104,347
	Rayonier Inc.	3,794,222	99,029
	Tanger Inc.	2,818,755	96,204
*	GEO Group Inc.	3,382,676	94,647
	COPT Defense Properties	2,869,706	88,817
	EPR Properties	1,928,470	85,393
	Apple Hospitality REIT Inc.	5,498,741	84,406
	Highwoods Properties Inc.	2,699,885	82,562
[1]	HA Sustainable Infrastructure Capital Inc.	3,025,000	81,161
	Douglas Emmett Inc.	4,263,808	79,136
	PotlatchDeltic Corp.	2,005,704	78,724
*	Cushman & Wakefield plc	5,845,983	76,465
	National Health Investors Inc.	1,098,851	76,150
	Broadstone Net Lease Inc.	4,801,189	76,147
*	Compass Inc. Class A	12,996,457	76,029
	Acadia Realty Trust	3,046,725	73,609
	Park Hotels & Resorts Inc.	4,993,434	70,258
	Urban Edge Properties	3,179,863	68,367
	National Storage Affiliates Trust	1,747,424	66,245
	Outfront Media Inc.	3,664,441	65,007
16

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Sunstone Hotel Investors Inc.	5,116,076	60,574
*	Howard Hughes Holdings Inc.	766,586	58,966
	LXP Industrial Trust	7,124,809	57,853
	Curbline Properties Corp.	2,402,803	55,793
	InvenTrust Properties Corp.	1,836,773	55,342
	Retail Opportunity Investments Corp.	3,112,237	54,028
[1]	Medical Properties Trust Inc.	12,997,662	51,341
	DigitalBridge Group Inc.	4,431,498	49,987
	Innovative Industrial Properties Inc.	721,702	48,094
	St. Joe Co.	1,041,863	46,811
	DiamondRock Hospitality Co.	5,022,071	45,349
	Newmark Group Inc. Class A	3,244,939	41,568
	Pebblebrook Hotel Trust	3,048,140	41,302
	LTC Properties Inc.	1,152,445	39,817
	Xenia Hotels & Resorts Inc.	2,592,791	38,529
	Getty Realty Corp.	1,260,744	37,986
	RLJ Lodging Trust	3,708,766	37,866
	Global Net Lease Inc.	4,993,025	36,449
	Empire State Realty Trust Inc. Class A	3,377,226	34,853
	Elme Communities	2,241,069	34,221
	Veris Residential Inc.	2,010,771	33,439
	JBG SMITH Properties	2,151,247	33,065
	Alexander & Baldwin Inc.	1,849,469	32,810
	Uniti Group Inc.	5,905,597	32,481
*	Apartment Investment & Management Co. Class A	3,417,687	31,067
	American Assets Trust Inc.	1,163,075	30,542
	Piedmont Office Realty Trust Inc. Class A	3,157,784	28,894
	Centerspace	421,937	27,911
	Kennedy-Wilson Holdings Inc.	2,626,598	26,240
*	Opendoor Technologies Inc.	15,482,582	24,772
*	Redfin Corp.	3,000,056	23,610
	Brandywine Realty Trust	4,177,414	23,394
	Paramount Group Inc.	4,708,293	23,259
	Marcus & Millichap Inc.	594,284	22,737
[1]	eXp World Holdings Inc.	1,956,327	22,517
	SITE Centers Corp.	1,201,279	18,368
	Saul Centers Inc.	307,650	11,937
*	Forestar Group Inc.	452,403	11,726
	Alexander's Inc.	52,017	10,407
	Summit Hotel Properties Inc.	1,311,369	8,983
	Bridge Investment Group Holdings Inc. Class A	957,004	8,039
	RMR Group Inc. Class A	384,636	7,939
	Hudson Pacific Properties Inc.	1,799,970	5,454
	Service Properties Trust	2,017,697	5,125
	Equity Commonwealth	1,298,041	2,298
*,2	Spirit MTA REIT	529,410	48
			11,073,588
Technology (13.4%)
*	PTC Inc.	2,906,132	534,351
*	Pure Storage Inc. Class A	7,927,365	486,978
*	DocuSign Inc. Class A	5,168,719	464,875
*	Reddit Inc. Class A	2,590,116	423,329
*	Manhattan Associates Inc.	1,555,260	420,293
*	Toast Inc. Class A	11,393,621	415,298
*	Astera Labs Inc.	3,027,277	400,963
*	Nutanix Inc. Class A	6,479,442	396,412
	Jabil Inc.	2,729,891	392,831
*	Dynatrace Inc.	7,220,819	392,452
	Entegris Inc.	3,845,146	380,900
*	Twilio Inc. Class A	3,515,403	379,945
*	F5 Inc.	1,492,617	375,348
*	Coherent Corp.	3,938,511	373,095
*	Guidewire Software Inc.	2,126,768	358,531
*	EPAM Systems Inc.	1,372,170	320,841
*	Dayforce Inc.	3,815,043	277,125
	Paycom Software Inc.	1,276,510	261,646
	Leidos Holdings Inc.	1,698,934	244,748
*	Credo Technology Group Holding Ltd.	3,594,486	241,585
*	CACI International Inc. Class A	570,613	230,562
17

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Samsara Inc. Class A	5,134,793	224,339
*	Elastic NV	2,243,119	222,248
*	Procore Technologies Inc.	2,839,147	212,737
*	Onto Innovation Inc.	1,257,763	209,631
*	Match Group Inc.	6,394,031	209,149
*	Kyndryl Holdings Inc.	5,914,688	204,648
*	MACOM Technology Solutions Holdings Inc.	1,567,028	203,573
*	Fabrinet	923,579	203,077
*	Lattice Semiconductor Corp.	3,513,412	199,035
	KBR Inc.	3,392,987	196,556
	TD SYNNEX Corp.	1,625,066	190,588
*	Smartsheet Inc. Class A	3,369,908	188,816
*,1	IonQ Inc.	4,408,318	184,135
	Skyworks Solutions Inc.	2,034,532	180,422
*	Gitlab Inc. Class A	3,128,154	176,271
*	SPS Commerce Inc.	956,670	176,018
*	Qorvo Inc.	2,407,066	168,326
*	Commvault Systems Inc.	1,113,472	168,034
*	Dropbox Inc. Class A	5,591,383	167,965
	Universal Display Corp.	1,148,165	167,862
*	Altair Engineering Inc. Class A	1,522,165	166,083
*	Maplebear Inc.	3,924,601	162,557
*	Unity Software Inc.	7,180,771	161,352
*	Aspen Technology Inc.	644,262	160,827
*	SentinelOne Inc. Class A	7,040,127	156,291
*	Confluent Inc. Class A	5,586,178	156,190
*	Arrow Electronics Inc.	1,339,200	151,490
*	Q2 Holdings Inc.	1,461,232	147,073
*	Rambus Inc.	2,713,944	143,459
	Science Applications International Corp.	1,261,046	140,960
*	CCC Intelligent Solutions Holdings Inc.	11,946,184	140,129
*	Novanta Inc.	914,721	139,742
*	Workiva Inc. Class A	1,246,951	136,541
*	UiPath Inc. Class A	10,714,716	136,184
*	Cirrus Logic Inc.	1,353,187	134,750
*	Semtech Corp.	2,159,698	133,577
*	Qualys Inc.	931,722	130,646
*	Appfolio Inc. Class A	528,942	130,501
*	HashiCorp Inc. Class A	3,796,408	129,875
*	Insight Enterprises Inc.	808,819	123,021
*	Varonis Systems Inc. Class B	2,720,865	120,888
*	Tenable Holdings Inc.	3,059,104	120,468
	Dolby Laboratories Inc. Class A	1,521,886	118,859
	Avnet Inc.	2,213,932	115,833
*	Rubrik Inc. Class A	1,759,229	114,983
*	Parsons Corp.	1,216,838	112,253
	Pegasystems Inc.	1,201,054	111,938
	Advanced Energy Industries Inc.	959,357	110,930
*	Box Inc. Class A	3,464,923	109,492
*	Plexus Corp.	689,916	107,958
	Dun & Bradstreet Holdings Inc.	8,432,334	105,067
*	Silicon Laboratories Inc.	826,284	102,641
*	SiTime Corp.	475,906	102,096
*	Sanmina Corp.	1,304,630	98,721
*,1	C3.ai Inc. Class A	2,831,222	97,479
*	Blackbaud Inc.	1,291,527	95,470
*	Impinj Inc.	648,298	94,172
*	DXC Technology Co.	4,609,692	92,102
*	Freshworks Inc. Class A	5,636,080	91,135
	Power Integrations Inc.	1,448,010	89,342
*	Intapp Inc.	1,379,304	88,400
*	BlackLine Inc.	1,432,060	87,012
*	FormFactor Inc.	1,972,259	86,779
*,1	Trump Media & Technology Group Corp.	2,484,325	84,715
*	nCino Inc.	2,501,079	83,986
*	Zeta Global Holdings Corp. Class A	4,600,886	82,770
*,1	SoundHound AI Inc. Class A	4,073,225	80,813
	Amkor Technology Inc.	3,139,935	80,665
*	Vertex Inc. Class A	1,511,911	80,660
*	IAC Inc.	1,844,363	79,566
18

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	ZoomInfo Technologies Inc. Class A	7,432,540	78,116
*	Synaptics Inc.	1,020,075	77,852
*	Five9 Inc.	1,915,169	77,832
*	Cargurus Inc. Class A	2,127,552	77,741
*	Teradata Corp.	2,436,944	75,911
*	Braze Inc. Class A	1,784,022	74,715
*	Klaviyo Inc. Class A	1,805,942	74,477
*	Alarm.com Holdings Inc.	1,195,743	72,701
*	Ambarella Inc.	998,502	72,631
	Progress Software Corp.	1,092,520	71,178
*	Diodes Inc.	1,120,836	69,122
*	Informatica Inc. Class A	2,661,250	69,006
*	RingCentral Inc. Class A	1,947,595	68,185
*	JFrog Ltd.	2,272,757	66,842
*	Allegro MicroSystems Inc.	3,045,484	66,574
*	DoubleVerify Holdings Inc.	3,446,256	66,203
*	Rapid7 Inc.	1,609,530	64,751
	Clear Secure Inc. Class A	2,394,066	63,778
*	Yelp Inc. Class A	1,592,040	61,612
*	TTM Technologies Inc.	2,466,827	61,054
	Concentrix Corp.	1,403,012	60,708
*	Ziff Davis Inc.	1,088,379	59,143
*	AvePoint Inc.	3,581,172	59,125
*	Axcelis Technologies Inc.	827,753	57,835
*	Magnite Inc.	3,403,594	54,185
	Vishay Intertechnology Inc.	3,151,110	53,380
*	Alkami Technology Inc.	1,407,655	51,633
*	NCR Voyix Corp.	3,717,081	51,444
*	Xometry Inc. Class A	1,134,381	48,393
*	Rogers Corp.	475,163	48,281
*	DigitalOcean Holdings Inc.	1,409,982	48,038
*	LiveRamp Holdings Inc.	1,578,854	47,950
*	Core Scientific Inc.	3,197,473	44,925
*	Asana Inc. Class A	2,180,010	44,189
*	IPG Photonics Corp.	605,761	44,051
*	Verint Systems Inc.	1,578,970	43,343
*	PagerDuty Inc.	2,181,063	39,826
	Benchmark Electronics Inc.	870,855	39,537
*	Veeco Instruments Inc.	1,445,771	38,747
*	MaxLinear Inc. Class A	1,933,427	38,243
*	Paycor HCM Inc.	2,058,708	38,230
*	Sprout Social Inc. Class A	1,231,336	37,814
*	NetScout Systems Inc.	1,734,935	37,579
	Adeia Inc.	2,643,262	36,953
*	Zuora Inc. Class A	3,694,063	36,645
	CSG Systems International Inc.	703,766	35,969
*	Appian Corp. Class A	1,032,906	34,065
	QXO Inc.	2,084,379	33,142
*	Fastly Inc. Class A	3,215,418	30,354
*	Onestream Inc. Class A	1,043,211	29,752
*	Schrodinger Inc.	1,540,951	29,725
*,1	Ibotta Inc. Class A	454,816	29,599
*,1	Rumble Inc.	2,264,614	29,463
*	Jamf Holding Corp.	1,962,465	27,573
*	ScanSource Inc.	545,855	25,901
	Xerox Holdings Corp.	2,846,138	23,993
*	Vimeo Inc.	3,585,348	22,946
*	PROS Holdings Inc.	1,024,010	22,487
*,1	Wolfspeed Inc.	3,252,242	21,660
*	Olo Inc. Class A	2,701,629	20,749
*	Sprinklr Inc. Class A	2,441,886	20,634
*	Amplitude Inc. Class A	1,926,890	20,329
*,1	ServiceTitan Inc. Class A	193,456	19,901
	Shutterstock Inc.	621,335	18,858
	SolarWinds Corp.	1,302,966	18,567
*	E2open Parent Holdings Inc.	6,295,402	16,746
*	Yext Inc.	2,605,896	16,574
*	Matterport Inc.	3,491,833	16,551
*	Meridianlink Inc.	769,174	15,883
*	Bumble Inc. Class A	1,928,575	15,699
19

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	N-able Inc.	1,669,255	15,591
*	Couchbase Inc.	982,940	15,324
*	SEMrush Holdings Inc. Class A	1,259,300	14,960
*	PubMatic Inc. Class A	1,005,251	14,767
*	NerdWallet Inc. Class A	957,015	12,728
*	Nextdoor Holdings Inc.	4,662,981	11,051
*	MediaAlpha Inc. Class A	841,591	9,502
*,1	Getty Images Holdings Inc.	3,139,744	6,782
*	Enfusion Inc. Class A	480,693	4,951
*	Definitive Healthcare Corp. Class A	1,176,678	4,836
*	SecureWorks Corp. Class A	132,192	1,118
*,1	Ingram Micro Holding Corp.	28,365	550
			20,733,737
Telecommunications (1.6%)
	Juniper Networks Inc.	8,431,009	315,741
*	Ciena Corp.	3,677,830	311,917
*	Roku Inc. Class A	3,256,773	242,109
*	Liberty Broadband Corp. Class C	2,965,630	221,711
*	Frontier Communications Parent Inc.	6,341,180	220,039
*	Lumentum Holdings Inc.	1,661,966	139,522
[1]	InterDigital Inc.	645,372	125,021
*	Lumen Technologies Inc.	23,260,199	123,512
	Cogent Communications Holdings Inc.	1,123,577	86,594
*,1	AST SpaceMobile Inc. Class A	3,824,551	80,698
	Telephone & Data Systems Inc.	2,294,411	78,262
	Iridium Communications Inc.	2,609,275	75,721
*	EchoStar Corp. Class A	3,040,978	69,638
*	Viavi Solutions Inc.	5,648,406	57,049
*	Calix Inc.	1,519,791	52,995
[1]	Cable One Inc.	114,461	41,449
*	Globalstar Inc.	19,275,987	39,901
*,1	Infinera Corp.	5,427,098	35,656
*	Liberty Broadband Corp. Class A	417,944	31,078
*	Extreme Networks Inc.	1,598,304	26,756
*	United States Cellular Corp.	404,904	25,396
*	Viasat Inc.	2,940,780	25,026
	Shenandoah Telecommunications Co.	1,320,851	16,656
*,1	Altice USA Inc. Class A	5,642,360	13,598
*	Gogo Inc.	720,702	5,830
*,2	GCI Liberty Inc.	12,245	—
			2,461,875
Utilities (3.3%)
	Atmos Energy Corp.	3,957,226	551,123
	NRG Energy Inc.	5,158,431	465,394
*	Clean Harbors Inc.	1,235,291	284,290
*	Talen Energy Corp.	1,295,025	260,909
	Essential Utilities Inc.	6,992,401	253,964
	Pinnacle West Capital Corp.	2,895,380	245,441
	AES Corp.	18,106,291	233,028
	NiSource Inc.	5,943,155	218,470
	OGE Energy Corp.	5,117,131	211,082
	Evergy Inc.	2,779,023	171,049
*	Casella Waste Systems Inc. Class A	1,587,071	167,928
	UGI Corp.	5,467,298	154,342
	IDACORP Inc.	1,356,512	148,240
	National Fuel Gas Co.	2,312,801	140,341
	New Jersey Resources Corp.	2,540,555	118,517
	Portland General Electric Co.	2,685,501	117,142
	TXNM Energy Inc.	2,296,954	112,941
	Southwest Gas Holdings Inc.	1,550,538	109,639
	Black Hills Corp.	1,822,577	106,657
	ONE Gas Inc.	1,442,719	99,908
	Ormat Technologies Inc.	1,463,032	99,076
	ALLETE Inc.	1,472,290	95,404
	Spire Inc.	1,397,200	94,772
	MDU Resources Group Inc.	4,932,528	88,884
	MGE Energy Inc.	922,037	86,635
	Northwestern Energy Group Inc.	1,561,336	83,469
	American States Water Co.	962,440	74,801
20

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Avista Corp.	2,016,432	73,862
	California Water Service Group	1,514,419	68,649
	Clearway Energy Inc. Class C	2,111,502	54,899
*	Sunrun Inc.	5,427,164	50,201
*	Hawaiian Electric Industries Inc.	4,391,683	42,731
	Northwest Natural Holding Co.	1,021,851	40,424
*,1	NuScale Power Corp.	2,059,473	36,926
	Clearway Energy Inc. Class A	878,945	21,490
	Excelerate Energy Inc. Class A	401,609	12,149
*,1	Net Power Inc.	762,917	8,079
			5,202,856
Total Common Stocks (Cost $109,237,397)			154,911,727
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[3,4]	Vanguard Market Liquidity Fund, 4.466% (Cost $1,605,772)	16,071,801	1,607,180
Total Investments (100.8%) (Cost $110,843,169)			156,518,907
Other Assets and Liabilities—Net (-0.8%)			(1,285,849)
Net Assets (100%)			155,233,058
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,229,779,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,343,451,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2025	908	102,141	(4,924)
E-mini S&P Mid-Cap 400 Index	March 2025	827	260,232	(10,413)
				(15,337)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Arbor Realty Trust Inc.	1/31/25	GSI	7,205	(4.354)	—	(292)
Paycom Software Inc.	8/29/25	BANA	9,410	(5.181)	—	(192)
					—	(484)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
See accompanying Notes, which are an integral part of the Financial Statements.
21

Small-Cap Index Fund
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $109,237,397)	154,911,727
Affiliated Issuers (Cost $1,605,772)	1,607,180
Total Investments in Securities	156,518,907
Investment in Vanguard	4,403
Cash	77,234
Cash Collateral Pledged—Futures Contracts	21,989
Receivables for Investment Securities Sold	3,357
Receivables for Accrued Income	162,192
Receivables for Capital Shares Issued	52,167
Variation Margin Receivable—Futures Contracts	636
Total Assets	156,840,885
Liabilities
Payables for Investment Securities Purchased	78,431
Collateral for Securities on Loan	1,343,451
Payables for Capital Shares Redeemed	182,186
Payables to Vanguard	3,275
Unrealized Depreciation—Over-the-Counter Swap Contracts	484
Total Liabilities	1,607,827
Net Assets	155,233,058
1 Includes $1,229,779,000 of securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.
22

Small-Cap Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2024, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	128,051,352
Total Distributable Earnings (Loss)	27,181,706
Net Assets	155,233,058

Investor Shares—Net Assets
Applicable to 2,909,968 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	335,075
Net Asset Value Per Share—Investor Shares	$115.15

ETF Shares—Net Assets
Applicable to 263,279,263 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	63,271,119
Net Asset Value Per Share—ETF Shares	$240.32

Admiral™ Shares—Net Assets
Applicable to 493,203,583 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	56,795,620
Net Asset Value Per Share—Admiral Shares	$115.16

Institutional Shares—Net Assets
Applicable to 195,527,877 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	22,515,502
Net Asset Value Per Share—Institutional Shares	$115.15

Institutional Plus Shares—Net Assets
Applicable to 37,054,165 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,315,742
Net Asset Value Per Share—Institutional Plus Shares	$332.37
See accompanying Notes, which are an integral part of the Financial Statements.
23

Small-Cap Index Fund
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Dividends[1]	2,055,730
Interest[2]	12,862
Securities Lending—Net	65,525
Total Income	2,134,117
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,566
Management and Administrative—Investor Shares	565
Management and Administrative—ETF Shares	21,908
Management and Administrative—Admiral Shares	22,509
Management and Administrative—Institutional Shares	7,262
Management and Administrative—Institutional Plus Shares	2,647
Marketing and Distribution—Investor Shares	14
Marketing and Distribution—ETF Shares	2,277
Marketing and Distribution—Admiral Shares	2,314
Marketing and Distribution—Institutional Shares	609
Marketing and Distribution—Institutional Plus Shares	290
Custodian Fees	557
Auditing Fees	39
Shareholders’ Reports and Proxy Fees—Investor Shares	2
Shareholders’ Reports and Proxy Fees—ETF Shares	2,962
Shareholders’ Reports and Proxy Fees—Admiral Shares	1,189
Shareholders’ Reports and Proxy Fees—Institutional Shares	413
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	146
Trustees’ Fees and Expenses	83
Other Expenses	20
Total Expenses	68,372
Net Investment Income	2,065,745
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	4,600,626
Futures Contracts	36,533
Swap Contracts	1,629
Realized Net Gain (Loss)	4,638,788
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	12,327,271
Futures Contracts	(22,181)
Swap Contracts	(3,508)
Change in Unrealized Appreciation (Depreciation)	12,301,582
Net Increase (Decrease) in Net Assets Resulting from Operations	19,006,115
1	Dividends are net of foreign withholding taxes of $1,563,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $11,766,000, $130,000, and $245,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $9,580,238,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
24

Small-Cap Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,065,745	1,991,312
Realized Net Gain (Loss)	4,638,788	(538,956)
Change in Unrealized Appreciation (Depreciation)	12,301,582	19,076,831
Net Increase (Decrease) in Net Assets Resulting from Operations	19,006,115	20,529,187
Distributions
Investor Shares	(4,264)	(6,045)
ETF Shares	(794,319)	(763,273)
Admiral Shares	(746,201)	(806,183)
Institutional Shares	(302,184)	(320,582)
Institutional Plus Shares	(155,347)	(166,742)
Total Distributions	(2,002,315)	(2,062,825)
Capital Share Transactions
Investor Shares	(80,890)	(106,228)
ETF Shares	6,228,828	3,096,563
Admiral Shares	(1,536,897)	(333,800)
Institutional Shares	(637,853)	240,484
Institutional Plus Shares	472,580	(50,188)
Net Increase (Decrease) from Capital Share Transactions	4,445,768	2,846,831
Total Increase (Decrease)	21,449,568	21,313,193
Net Assets
Beginning of Period	133,783,490	112,470,297
End of Period	155,233,058	133,783,490
See accompanying Notes, which are an integral part of the Financial Statements.
25

Small-Cap Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$102.18	$87.93	$108.35	$93.20	$79.35
Investment Operations
Net Investment Income[1]	1.404	1.412	1.256	1.230	.928
Net Realized and Unrealized Gain (Loss) on Investments	12.933	14.314	(20.439)	15.130	13.897
Total from Investment Operations	14.337	15.726	(19.183)	16.360	14.825
Distributions
Dividends from Net Investment Income	(1.367)	(1.476)	(1.237)	(1.210)	(.975)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.367)	(1.476)	(1.237)	(1.210)	(.975)
Net Asset Value, End of Period	$115.15	$102.18	$87.93	$108.35	$93.20
Total Return[2]	14.10%	18.05%	-17.71%	17.59%	18.96%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$335	$375	$424	$619	$709
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%[3]	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.29%	1.52%	1.34%	1.17%	1.26%
Portfolio Turnover Rate[4]	13%	12%	14%	17%	22%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
26

Small-Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$213.26	$183.52	$226.15	$194.54	$165.64
Investment Operations
Net Investment Income[1]	3.248	3.218	2.891	2.769	2.262
Net Realized and Unrealized Gain (Loss) on Investments	26.944	29.839	(42.700)	31.637	28.863
Total from Investment Operations	30.192	33.057	(39.809)	34.406	31.125
Distributions
Dividends from Net Investment Income	(3.132)	(3.317)	(2.821)	(2.796)	(2.225)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.132)	(3.317)	(2.821)	(2.796)	(2.225)
Net Asset Value, End of Period	$240.32	$213.26	$183.52	$226.15	$194.54
Total Return	14.23%	18.21%	-17.60%	17.72%	19.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$63,271	$50,492	$40,593	$50,187	$37,492
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%[2]	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.43%	1.66%	1.49%	1.25%	1.47%
Portfolio Turnover Rate[3]	13%	12%	14%	17%	22%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
27

Small-Cap Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$102.19	$87.94	$108.37	$93.22	$79.37
Investment Operations
Net Investment Income[1]	1.546	1.534	1.383	1.358	1.029
Net Realized and Unrealized Gain (Loss) on Investments	12.924	14.305	(20.461)	15.131	13.887
Total from Investment Operations	14.470	15.839	(19.078)	16.489	14.916
Distributions
Dividends from Net Investment Income	(1.500)	(1.589)	(1.352)	(1.339)	(1.066)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.500)	(1.589)	(1.352)	(1.339)	(1.066)
Net Asset Value, End of Period	$115.16	$102.19	$87.94	$108.37	$93.22
Total Return[2]	14.23%	18.20%	-17.61%	17.73%	19.11%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$56,796	$51,854	$44,944	$55,266	$47,313
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%[3]	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.42%	1.65%	1.48%	1.29%	1.40%
Portfolio Turnover Rate[4]	13%	12%	14%	17%	22%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
28

Small-Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$102.19	$87.93	$108.36	$93.22	$79.37
Investment Operations
Net Investment Income[1]	1.558	1.544	1.392	1.367	1.034
Net Realized and Unrealized Gain (Loss) on Investments	12.913	14.314	(20.461)	15.123	13.889
Total from Investment Operations	14.471	15.858	(19.069)	16.490	14.923
Distributions
Dividends from Net Investment Income	(1.511)	(1.598)	(1.361)	(1.350)	(1.073)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.511)	(1.598)	(1.361)	(1.350)	(1.073)
Net Asset Value, End of Period	$115.15	$102.19	$87.93	$108.36	$93.22
Total Return	14.23%	18.22%	-17.60%	17.73%	19.12%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,516	$20,490	$17,363	$21,841	$18,957
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%[2]	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.43%	1.66%	1.49%	1.29%	1.41%
Portfolio Turnover Rate[3]	13%	12%	14%	17%	22%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
29

Small-Cap Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$294.95	$253.81	$312.78	$269.07	$229.09
Investment Operations
Net Investment Income[1]	4.536	4.479	3.998	4.029	2.988
Net Realized and Unrealized Gain (Loss) on Investments	37.277	41.301	(59.013)	43.607	40.111
Total from Investment Operations	41.813	45.780	(55.015)	47.636	43.099
Distributions
Dividends from Net Investment Income	(4.393)	(4.640)	(3.955)	(3.926)	(3.119)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.393)	(4.640)	(3.955)	(3.926)	(3.119)
Net Asset Value, End of Period	$332.37	$294.95	$253.81	$312.78	$269.07
Total Return	14.25%	18.22%	-17.60%	17.75%	19.13%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,316	$10,573	$9,146	$12,638	$10,172
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%[2]	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	1.44%	1.67%	1.48%	1.32%	1.41%
Portfolio Turnover Rate[3]	13%	12%	14%	17%	22%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
30

Small-Cap Index Fund
Notes to Financial Statements
Vanguard Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
In March 2023, the board of trustees approved a plan of reorganization whereby the fund will reorganize from Vanguard Index Funds (such fund the "Predecessor Fund”) to a newly created shell series under Vanguard Bond Index Funds. The purpose of the reorganization is to improve administrative efficiencies for all funds within the Vanguard complex by spreading the filing and reporting requirements across different legal entities. After the reorganization the surviving fund will be identical in its management to the Predecessor Fund and its investment objective, strategies, and policies will remain unchanged. The reorganization is anticipated to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
31

Small-Cap Index Fund
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2024, the fund had contributed to Vanguard capital in the amount of $4,403,000, representing less than 0.01% of the fund’s net assets and 1.76% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
32

Small-Cap Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	154,911,679	—	48	154,911,727
Temporary Cash Investments	1,607,180	—	—	1,607,180
Total	156,518,859	—	48	156,518,907

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(15,337)	—	—	(15,337)
Swap Contracts	—	(484)	—	(484)
Total	(15,337)	(484)	—	(15,821)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, passive foreign investment companies, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	9,549,318
Total Distributable Earnings (Loss)	(9,549,318)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	19,230
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	45,483,465
Capital Loss Carryforwards	(18,360,512)
Qualified Late-Year Losses	—
Other Temporary Differences	39,523
Total	27,181,706
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	2,002,315	2,062,825
Long-Term Capital Gains	—	—
Total	2,002,315	2,062,825
*	Includes short-term capital gains, if any.
33

Small-Cap Index Fund
As of December 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	111,035,442
Gross Unrealized Appreciation	57,304,859
Gross Unrealized Depreciation	(11,821,394)
Net Unrealized Appreciation (Depreciation)	45,483,465
E.  During the year ended December 31, 2024, the fund purchased $18,735,850,000 of investment securities and sold $18,707,053,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $17,580,029,000 and $12,932,242,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2024, such purchases were $7,436,303,000 and sales were $1,360,956,000, resulting in net realized loss of $259,060,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	34,064	311	26,467	282
Issued in Lieu of Cash Distributions	4,264	39	6,045	65
Redeemed	(119,218)	(1,114)	(138,740)	(1,494)
Net Increase (Decrease)—Investor Shares	(80,890)	(764)	(106,228)	(1,147)
ETF Shares
Issued	18,953,830	81,722	9,726,067	49,586
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(12,725,002)	(55,200)	(6,629,504)	(34,025)
Net Increase (Decrease)—ETF Shares	6,228,828	26,522	3,096,563	15,561
Admiral Shares
Issued	6,156,377	56,563	5,408,237	58,050
Issued in Lieu of Cash Distributions	664,139	6,024	717,481	7,692
Redeemed	(8,357,413)	(76,804)	(6,459,518)	(69,419)
Net Increase (Decrease)—Admiral Shares	(1,536,897)	(14,217)	(333,800)	(3,677)
Institutional Shares
Issued	3,406,480	31,434	2,724,886	29,484
Issued in Lieu of Cash Distributions	285,862	2,594	302,453	3,242
Redeemed	(4,330,195)	(39,011)	(2,786,855)	(29,669)
Net Increase (Decrease)—Institutional Shares	(637,853)	(4,983)	240,484	3,057
Institutional Plus Shares
Issued	1,760,070	5,384	658,220	2,444
Issued in Lieu of Cash Distributions	155,185	487	166,571	619
Redeemed	(1,442,675)	(4,664)	(874,979)	(3,252)
Net Increase (Decrease)—Institutional Plus Shares	472,580	1,207	(50,188)	(189)
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger
34

Small-Cap Index Fund
impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
35

Small-Cap Growth Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (1.7%)
*	RBC Bearings Inc.	453,076	135,533
	Royal Gold Inc.	948,198	125,020
	Carpenter Technology Corp.	683,781	116,045
	Balchem Corp.	469,817	76,578
	Hexcel Corp.	1,170,020	73,360
	NewMarket Corp.	104,034	54,966
*	Arcadium Lithium plc	7,356,978	37,741
*,1	MP Materials Corp.	1,654,820	25,815
*	Century Aluminum Co.	734,392	13,381
			658,439
Consumer Discretionary (16.1%)
*	Deckers Outdoor Corp.	2,192,518	445,278
*	Liberty Media Corp.-Liberty Formula One Class C	3,046,560	282,294
*	DraftKings Inc. Class A	6,684,284	248,655
	RB Global Inc.	2,661,249	240,071
	Texas Roadhouse Inc. Class A	962,517	173,667
*	Duolingo Inc. Class A	519,438	168,417
*	Norwegian Cruise Line Holdings Ltd.	6,344,038	163,232
*	Floor & Decor Holdings Inc. Class A	1,469,674	146,527
*,1	Rivian Automotive Inc. Class A	10,960,356	145,773
*	TKO Group Holdings Inc. Class A	994,997	141,399
*	Cava Group Inc.	1,241,106	139,997
	Tempur Sealy International Inc.	2,379,663	134,903
*	Skechers USA Inc. Class A	1,898,436	127,651
	Churchill Downs Inc.	954,160	127,419
*	Planet Fitness Inc. Class A	1,214,036	120,032
	Wingstop Inc.	421,955	119,920
	Wyndham Hotels & Resorts Inc.	1,121,995	113,086
*	Light & Wonder Inc.	1,275,665	110,192
	Wynn Resorts Ltd.	1,269,028	109,339
*	elf Beauty Inc.	813,627	102,151
	Vail Resorts Inc.	540,242	101,268
*	Ollie's Bargain Outlet Holdings Inc.	886,253	97,249
	Gentex Corp.	3,281,321	94,272
*	Bright Horizons Family Solutions Inc.	840,621	93,183
	Hyatt Hotels Corp. Class A	580,343	91,102
	Pool Corp.	261,142	89,034
*	Crocs Inc.	799,885	87,611
*	SiteOne Landscape Supply Inc.	652,057	85,922
*	RH	213,584	84,065
*	Dutch Bros Inc. Class A	1,561,900	81,812
*	Etsy Inc.	1,544,001	81,662
*	Five Below Inc.	754,925	79,237
*	Chewy Inc. Class A	2,192,366	73,422
*	Shake Shack Inc. Class A	549,317	71,301
*	Champion Homes Inc.	787,826	69,407
*	Grand Canyon Education Inc.	421,142	68,983
*	Boot Barn Holdings Inc.	440,888	66,936
	Six Flags Entertainment Corp.	1,304,047	62,842
*	Wayfair Inc. Class A	1,367,346	60,601
*	Madison Square Garden Sports Corp.	266,439	60,130
*	Frontdoor Inc.	1,095,449	59,888
[1]	Choice Hotels International Inc.	372,859	52,939
*,1	Lucid Group Inc. Class A	17,410,370	52,579
*	Cinemark Holdings Inc.	1,590,488	49,273
*	Caesars Entertainment Inc.	1,458,673	48,749
*	Dorman Products Inc.	374,995	48,581
*	YETI Holdings Inc.	1,225,869	47,208
*	ACV Auctions Inc. Class A	2,059,432	44,484
36

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	Peloton Interactive Inc. Class A	4,986,665	43,384
*	Sweetgreen Inc. Class A	1,345,120	43,125
*	Hilton Grand Vacations Inc.	997,129	38,838
	Interparfums Inc.	255,006	33,536
*	Stride Inc.	297,995	30,971
*	Liberty Media Corp.-Liberty Formula One Class A	327,644	27,535
*	Sonos Inc.	1,752,904	26,364
*,1	QuantumScape Corp. Class A	4,941,326	25,646
*	Cavco Industries Inc.	55,414	24,727
*	Life Time Group Holdings Inc.	1,042,563	23,062
*	TripAdvisor Inc.	1,547,840	22,862
*	United Parks & Resorts Inc.	395,779	22,239
*	AMC Entertainment Holdings Inc. Class A	5,406,294	21,517
	Allegiant Travel Co.	224,388	21,119
	Steven Madden Ltd.	493,466	20,982
*	Sabre Corp.	5,275,261	19,255
	Columbia Sportswear Co.	226,331	18,996
*	Revolve Group Inc. Class A	550,998	18,453
*	Fox Factory Holding Corp.	599,874	18,158
*	Madison Square Garden Entertainment Corp. Class A	508,923	18,118
*	Gentherm Inc.	445,828	17,800
	Red Rock Resorts Inc. Class A	364,714	16,864
*	JetBlue Airways Corp.	2,121,178	16,672
*	Rush Street Interactive Inc.	1,147,585	15,745
*	Integral Ad Science Holding Corp.	1,404,623	14,664
*	Coursera Inc.	1,595,742	13,564
*	Driven Brands Holdings Inc.	826,639	13,342
*	Dave & Buster's Entertainment Inc.	452,475	13,208
*	LGI Homes Inc.	143,885	12,863
*	Global Business Travel Group I	1,354,484	12,570
*	Figs Inc. Class A	1,859,662	11,511
*	Udemy Inc.	1,364,915	11,233
*	Mister Car Wash Inc.	1,391,261	10,142
*	Frontier Group Holdings Inc.	1,297,336	9,224
*	Dream Finders Homes Inc. Class A	394,295	9,175
	Camping World Holdings Inc. Class A	411,006	8,664
*	Portillo's Inc. Class A	808,865	7,603
	Arhaus Inc. Class A	730,256	6,864
*	KinderCare Learning Cos. Inc.	329,101	5,858
*	Sun Country Airlines Holdings Inc.	380,935	5,554
*	BJ's Restaurants Inc.	155,998	5,481
*	Corsair Gaming Inc.	678,033	4,482
[1]	Lucky Strike Entertainment Corp.	254,493	2,547
*	Angi Inc. Class A	487,861	810
			6,129,070
Consumer Staples (3.3%)
	Casey's General Stores Inc.	535,619	212,228
*	BellRing Brands Inc.	1,857,134	139,916
	Lamb Weston Holdings Inc.	2,056,721	137,451
*	Freshpet Inc.	700,958	103,819
	Coca-Cola Consolidated Inc.	72,814	91,745
*	Darling Ingredients Inc.	2,297,213	77,393
	Primo Brands Corp.	2,270,982	69,878
*	Celsius Holdings Inc.	2,376,525	62,598
	Cal-Maine Foods Inc.	574,935	59,172
*	Simply Good Foods Co.	1,303,637	50,816
	Lancaster Colony Corp.	278,813	48,274
	WD-40 Co.	195,820	47,522
*	Post Holdings Inc.	336,488	38,514
*	Boston Beer Co. Inc. Class A	122,613	36,781
	J & J Snack Foods Corp.	168,164	26,087
	Utz Brands Inc.	950,250	14,881
	National Beverage Corp.	336,767	14,370
	Tootsie Roll Industries Inc.	266,410	8,613
			1,240,058
Energy (5.3%)
	EQT Corp.	4,303,960	198,456
	TechnipFMC plc	6,134,794	177,541
	Texas Pacific Land Corp.	132,708	146,770
37

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
	Matador Resources Co.	1,622,205	91,265
	NOV Inc.	5,607,620	81,871
	Weatherford International plc	1,049,663	75,187
	ChampionX Corp.	2,752,675	74,845
*	Antero Resources Corp.	2,134,809	74,825
	Viper Energy Inc. Class A	1,487,265	72,980
*	NEXTracker Inc. Class A	1,971,188	72,008
	Permian Resources Corp. Class A	4,567,062	65,674
	Civitas Resources Inc.	1,394,469	63,964
*	Enphase Energy Inc.	927,100	63,673
	Magnolia Oil & Gas Corp. Class A	2,622,029	61,303
	Noble Corp. plc	1,854,308	58,225
	Cactus Inc. Class A	963,086	56,206
	Northern Oil & Gas Inc.	1,369,961	50,908
*	Transocean Ltd.	11,397,265	42,740
	Liberty Energy Inc. Class A	2,127,200	42,310
*,1	Valaris Ltd.	874,630	38,694
*	Oceaneering International Inc.	1,462,309	38,137
*	Tidewater Inc.	678,158	37,102
	SM Energy Co.	822,678	31,887
	Kinetik Holdings Inc. Class A	558,950	31,698
*	Alpha Metallurgical Resources Inc.	150,777	30,173
*,1	Plug Power Inc.	13,195,177	28,106
[1]	New Fortress Energy Inc. Class A	1,628,273	24,619
	Sitio Royalties Corp. Class A	1,083,349	20,779
	Helmerich & Payne Inc.	639,532	20,478
[1]	Atlas Energy Solutions Inc. Class A	872,390	19,350
*,1	Comstock Resources Inc.	1,051,487	19,158
*	Expro Group Holdings NV	1,437,259	17,923
	CONSOL Energy Inc.	158,627	16,922
*,1	Fluence Energy Inc.	928,205	14,740
*	Ameresco Inc. Class A	470,905	11,057
*	Helix Energy Solutions Group Inc.	1,039,761	9,691
	RPC Inc.	1,392,218	8,270
*	Innovex International Inc.	532,193	7,435
*,1	EVgo Inc. Class A	1,805,275	7,311
*	Shoals Technologies Group Inc. Class A	1,226,984	6,785
	Core Laboratories Inc.	337,829	5,848
[1]	HighPeak Energy Inc.	271,825	3,996
*,1	ChargePoint Holdings Inc.	2,952,556	3,159
*,1	Sunnova Energy International Inc.	854,583	2,931
*,1	ProFrac Holding Corp. Class A	115,269	894
			2,027,894
Financials (5.8%)
*	SoFi Technologies Inc.	14,872,387	229,035
*	Robinhood Markets Inc. Class A	5,231,865	194,939
	Erie Indemnity Co. Class A	366,462	151,067
	Kinsale Capital Group Inc.	319,126	148,435
	Morningstar Inc.	402,091	135,408
	Houlihan Lokey Inc. Class A	771,319	133,947
	MarketAxess Holdings Inc.	516,604	116,773
	Blue Owl Capital Inc. Class A	4,103,705	95,452
	Ryan Specialty Holdings Inc. Class A	1,446,071	92,780
	Hamilton Lane Inc. Class A	542,884	80,374
	Moelis & Co. Class A	1,019,788	75,342
*,1	MARA Holdings Inc.	4,416,220	74,060
*	Clearwater Analytics Holdings Inc. Class A	2,561,952	70,505
*	Upstart Holdings Inc.	1,120,110	68,965
	Pinnacle Financial Partners Inc.	530,672	60,704
	PJT Partners Inc. Class A	325,271	51,331
*,1	Riot Platforms Inc.	4,320,300	44,110
*	Baldwin Insurance Group Inc. Class A	977,240	37,878
	Cohen & Steers Inc.	402,231	37,142
*	Oscar Health Inc. Class A	2,757,053	37,055
*	Goosehead Insurance Inc. Class A	317,678	34,061
*	Credit Acceptance Corp.	70,126	32,921
	ServisFirst Bancshares Inc.	355,731	30,145
*	Lemonade Inc.	775,285	28,437
	StepStone Group Inc. Class A	444,526	25,729
38

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	Trupanion Inc.	457,018	22,028
*	Palomar Holdings Inc.	180,901	19,101
*	Triumph Financial Inc.	159,871	14,529
[1]	UWM Holdings Corp. Class A	1,931,435	11,338
	TFS Financial Corp.	807,764	10,146
	Live Oak Bancshares Inc.	243,885	9,646
*	Open Lending Corp.	1,460,080	8,717
	P10 Inc. Class A	668,053	8,424
*	Hagerty Inc. Class A	453,439	4,376
*	Columbia Financial Inc.	188,261	2,976
			2,197,876
Health Care (16.2%)
*	Natera Inc.	1,809,842	286,498
*	Neurocrine Biosciences Inc.	1,461,042	199,432
*	Insmed Inc.	2,581,207	178,207
	Bio-Techne Corp.	2,292,809	165,151
*	Sarepta Therapeutics Inc.	1,309,144	159,179
*	Exact Sciences Corp.	2,536,536	142,528
*	Vaxcyte Inc.	1,708,211	139,834
*	Globus Medical Inc. Class A	1,640,110	135,653
*	Insulet Corp.	505,827	132,056
*	Exelixis Inc.	3,912,715	130,293
*	Penumbra Inc.	525,885	124,887
*	Intra-Cellular Therapies Inc.	1,452,674	121,327
*	HealthEquity Inc.	1,259,324	120,832
*	Medpace Holdings Inc.	358,581	119,131
*	Masimo Corp.	695,990	115,047
	Chemed Corp.	216,111	114,496
*	Glaukos Corp.	756,497	113,429
*	Repligen Corp.	767,600	110,488
	Ensign Group Inc.	826,309	109,783
*	REVOLUTION Medicines Inc.	2,502,321	109,452
*	BioMarin Pharmaceutical Inc.	1,373,769	90,298
	Bruker Corp.	1,533,107	89,871
*	Lantheus Holdings Inc.	1,004,245	89,840
*	Halozyme Therapeutics Inc.	1,837,604	87,856
*	Doximity Inc. Class A	1,573,545	84,012
*	Roivant Sciences Ltd.	6,832,784	80,832
*	Inspire Medical Systems Inc.	432,865	80,245
*	Cytokinetics Inc.	1,704,947	80,201
*	Blueprint Medicines Corp.	917,691	80,041
*	Merit Medical Systems Inc.	799,541	77,332
*	Incyte Corp.	1,112,934	76,870
*	Ionis Pharmaceuticals Inc.	2,167,510	75,776
*	Charles River Laboratories International Inc.	369,304	68,174
*	Alkermes plc	2,337,316	67,221
*	RadNet Inc.	962,298	67,207
*	Crinetics Pharmaceuticals Inc.	1,272,775	65,077
*,1	Corcept Therapeutics Inc.	1,286,445	64,824
*	Viking Therapeutics Inc.	1,529,065	61,530
*	TG Therapeutics Inc.	2,023,614	60,911
*	PROCEPT BioRobotics Corp.	746,363	60,097
*	Bridgebio Pharma Inc.	2,184,505	59,943
*	Hims & Hers Health Inc.	2,427,699	58,702
*	Krystal Biotech Inc.	373,840	58,566
*	Option Care Health Inc.	2,459,834	57,068
*	Haemonetics Corp.	725,482	56,646
*	Ultragenyx Pharmaceutical Inc.	1,267,798	53,336
*	Guardant Health Inc.	1,695,794	51,806
*	PTC Therapeutics Inc.	1,114,194	50,295
*	Apellis Pharmaceuticals Inc.	1,527,719	48,749
*	Axsome Therapeutics Inc.	560,240	47,402
*	Novocure Ltd.	1,563,452	46,591
*	CorVel Corp.	408,393	45,438
*	Veracyte Inc.	1,119,942	44,350
*	iRhythm Technologies Inc.	452,630	40,814
*	Amicus Therapeutics Inc.	4,320,368	40,698
*	Neogen Corp.	3,135,338	38,063
*	Twist Bioscience Corp.	815,658	37,904
39

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	SpringWorks Therapeutics Inc.	1,022,227	36,933
*	Inari Medical Inc.	719,669	36,739
*,1	Recursion Pharmaceuticals Inc. Class A	5,245,269	35,458
*	Tandem Diabetes Care Inc.	945,902	34,071
*	Denali Therapeutics Inc.	1,665,526	33,943
*	ACADIA Pharmaceuticals Inc.	1,796,330	32,963
*	Arrowhead Pharmaceuticals Inc.	1,710,177	32,151
*	Sotera Health Co.	2,242,915	30,683
*	NeoGenomics Inc.	1,858,436	30,627
	CONMED Corp.	447,372	30,618
*	Warby Parker Inc. Class A	1,244,212	30,122
*	Privia Health Group Inc.	1,477,169	28,879
*	TransMedics Group Inc.	458,912	28,613
*	Kymera Therapeutics Inc.	699,006	28,121
*	Waystar Holding Corp.	741,838	27,225
*	Agios Pharmaceuticals Inc.	825,419	27,123
*	Beam Therapeutics Inc.	1,072,772	26,605
*	Arcellx Inc.	311,042	23,854
*	Xencor Inc.	1,007,923	23,162
*	Teladoc Health Inc.	2,496,745	22,695
*	Harmony Biosciences Holdings Inc.	615,543	21,181
*	10X Genomics Inc. Class A	1,462,878	21,007
*	AtriCure Inc.	666,531	20,369
*	Astrana Health Inc.	607,157	19,144
*	Progyny Inc.	1,102,897	19,025
*	Certara Inc.	1,737,655	18,506
*	Evolent Health Inc. Class A	1,593,737	17,930
*,1	Novavax Inc.	2,189,957	17,607
*	STAAR Surgical Co.	709,146	17,225
*	Arvinas Inc.	890,004	17,061
*	Intellia Therapeutics Inc.	1,392,470	16,236
*	Alignment Healthcare Inc.	1,379,358	15,518
*	Vir Biotechnology Inc.	1,585,552	11,638
*	Surgery Partners Inc.	549,057	11,624
*	BioCryst Pharmaceuticals Inc.	1,490,413	11,208
	HealthStream Inc.	350,276	11,139
*	Kiniksa Pharmaceuticals International plc Class A	538,250	10,647
*	LifeStance Health Group Inc.	1,376,725	10,146
*	Phreesia Inc.	395,035	9,939
*	Cytek Biosciences Inc.	1,483,079	9,625
*	Maravai LifeSciences Holdings Inc. Class A	1,735,161	9,457
*	Relay Therapeutics Inc.	2,293,577	9,450
*	Myriad Genetics Inc.	622,293	8,532
*	agilon health Inc.	4,447,165	8,450
*	CareDx Inc.	364,978	7,814
*	Rocket Pharmaceuticals Inc.	600,791	7,552
*	PACS Group Inc.	561,778	7,365
*,1	ImmunityBio Inc.	2,626,980	6,725
*	AdaptHealth Corp. Class A	678,075	6,455
*	Adaptive Biotechnologies Corp.	1,008,913	6,048
*	GoodRx Holdings Inc. Class A	1,200,709	5,583
*	Arcus Biosciences Inc.	361,936	5,389
*	Ironwood Pharmaceuticals Inc. Class A	979,177	4,338
*,1	OPKO Health Inc.	1,964,420	2,888
*	AnaptysBio Inc.	155,541	2,059
*	Sana Biotechnology Inc.	964,578	1,572
*	Innovage Holding Corp.	146,469	576
*,1	Tempus AI Inc. Class A	6,973	235
*	Ardent Health Partners Inc.	8,337	142
*,2	OmniAb Inc. 12.5 Earnout	45,320	—
*,2	OmniAb Inc. 15 Earnout	45,320	—
			6,180,279
Industrials (20.3%)
	Lennox International Inc.	462,635	281,884
	Watsco Inc.	502,512	238,135
	Comfort Systems USA Inc.	513,181	217,620
	FTAI Aviation Ltd.	1,479,282	213,076
	Graco Inc.	2,436,812	205,399
*	Affirm Holdings Inc. Class A	3,334,831	203,091
40

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
	Curtiss-Wright Corp.	547,874	194,424
	Jack Henry & Associates Inc.	1,052,603	184,521
*	Saia Inc.	383,748	174,885
	Nordson Corp.	742,541	155,369
	Lincoln Electric Holdings Inc.	814,071	152,614
	BWX Technologies Inc.	1,318,689	146,889
	Woodward Inc.	852,811	141,925
*	Core & Main Inc. Class A	2,778,663	141,462
*	Rocket Lab USA Inc.	5,415,219	137,926
*	Generac Holdings Inc.	859,323	133,238
*	TopBuild Corp.	425,509	132,478
	Advanced Drainage Systems Inc.	1,118,416	129,289
*	Paylocity Holding Corp.	603,880	120,456
*	BILL Holdings Inc.	1,417,980	120,117
	Eagle Materials Inc.	484,425	119,537
	Toro Co.	1,479,998	118,548
*	Chart Industries Inc.	618,367	118,009
	A O Smith Corp.	1,718,013	117,186
*	MasTec Inc.	858,053	116,815
*	ATI Inc.	2,060,219	113,394
	AAON Inc.	939,162	110,521
*	Trex Co. Inc.	1,547,948	106,855
*	XPO Inc.	798,545	104,729
*	Shift4 Payments Inc. Class A	991,660	102,914
	Simpson Manufacturing Co. Inc.	608,111	100,843
*	WEX Inc.	574,579	100,735
*	AZEK Co. Inc. Class A	2,090,108	99,217
*	ExlService Holdings Inc.	2,207,111	97,952
*	SPX Technologies Inc.	636,100	92,565
	Badger Meter Inc.	424,757	90,099
	Cognex Corp.	2,477,893	88,857
	Armstrong World Industries Inc.	628,193	88,783
	Landstar System Inc.	509,526	87,567
	CSW Industrials Inc.	242,848	85,677
*	WillScot Holdings Corp.	2,535,012	84,796
	Littelfuse Inc.	357,818	84,320
*	Modine Manufacturing Co.	720,420	83,518
	Federal Signal Corp.	882,867	81,568
*	ACI Worldwide Inc.	1,514,548	78,620
	Herc Holdings Inc.	410,308	77,684
*	GXO Logistics Inc.	1,726,551	75,105
*	Itron Inc.	651,193	70,707
	Exponent Inc.	733,506	65,355
*	AeroVironment Inc.	407,395	62,694
*,1	Bloom Energy Corp. Class A	2,806,455	62,331
*	Euronet Worldwide Inc.	603,053	62,018
	Installed Building Products Inc.	345,603	60,567
	Kadant Inc.	169,690	58,541
	John Bean Technologies Corp.	460,109	58,480
*	Kratos Defense & Security Solutions Inc.	2,182,244	57,568
*	Spirit AeroSystems Holdings Inc. Class A	1,689,133	57,566
*	CBIZ Inc.	688,820	56,366
*	RXO Inc.	2,323,884	55,401
	Franklin Electric Co. Inc.	561,603	54,728
*	Verra Mobility Corp. Class A	2,261,826	54,691
	Mueller Water Products Inc. Class A	2,257,008	50,783
*	Remitly Global Inc.	2,146,984	48,457
	UL Solutions Inc. Class A	895,929	44,689
*	Leonardo DRS Inc.	1,147,273	37,068
*	Payoneer Global Inc.	3,611,868	36,263
*	Sterling Infrastructure Inc.	210,972	35,538
*	Loar Holdings Inc.	473,751	35,015
*	Dycom Industries Inc.	200,559	34,909
*	Flywire Corp.	1,684,907	34,743
	Maximus Inc.	434,225	32,415
	Enerpac Tool Group Corp. Class A	784,007	32,215
*	Mercury Systems Inc.	729,781	30,651
*	Upwork Inc.	1,827,690	29,883
*	Construction Partners Inc. Class A	322,993	28,572
	Granite Construction Inc.	314,128	27,552
41

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	AvidXchange Holdings Inc.	2,515,822	26,014
*,1	Enovix Corp.	2,304,542	25,050
*	Marqeta Inc. Class A	6,367,305	24,132
*,1	Standardaero Inc.	962,386	23,829
*	Everus Construction Group Inc.	348,300	22,901
	Tennant Co.	271,570	22,141
*,1	PureCycle Technologies Inc.	2,122,133	21,752
	TriNet Group Inc.	214,118	19,436
	Lindsay Corp.	156,229	18,483
*	Legalzoom.com Inc.	2,238,193	16,809
*	Vicor Corp.	336,423	16,256
*	IES Holdings Inc.	64,645	12,991
*	Gibraltar Industries Inc.	218,318	12,859
*	Paymentus Holdings Inc. Class A	282,314	9,223
*,1	Symbotic Inc. Class A	335,984	7,966
*	Janus International Group Inc.	964,865	7,092
*	Planet Labs PBC	1,469,721	5,938
	Gorman-Rupp Co.	150,962	5,724
*	Triumph Group Inc.	278,283	5,193
*	ZipRecruiter Inc. Class A	432,221	3,129
			7,733,896
Real Estate (5.2%)
	Host Hotels & Resorts Inc.	10,084,125	176,674
	American Homes 4 Rent Class A	4,523,169	169,257
	Equity LifeStyle Properties Inc.	2,480,724	165,216
	CubeSmart	3,261,956	139,775
	Rexford Industrial Realty Inc.	3,025,189	116,954
	UDR Inc.	2,377,174	103,193
	Americold Realty Trust Inc.	4,107,833	87,908
	Healthcare Realty Trust Inc. Class A	5,121,023	86,801
	Ryman Hospitality Properties Inc.	821,822	85,749
	Terreno Realty Corp.	1,437,549	85,017
*	Zillow Group Inc. Class C	1,112,588	82,387
	Kite Realty Group Trust	3,172,542	80,075
	Essential Properties Realty Trust Inc.	2,532,167	79,206
	Lamar Advertising Co. Class A	634,883	77,291
	CareTrust REIT Inc.	2,675,390	72,369
[1]	Independence Realty Trust Inc.	2,751,186	54,584
	National Storage Affiliates Trust	992,396	37,622
*	Howard Hughes Holdings Inc.	435,471	33,496
	Phillips Edison & Co. Inc.	887,257	33,237
	Innovative Industrial Properties Inc.	409,695	27,302
	St. Joe Co.	592,691	26,630
	Pebblebrook Hotel Trust	1,721,801	23,330
	RLJ Lodging Trust	2,095,920	21,399
*	Zillow Group Inc. Class A	270,338	19,153
	InvenTrust Properties Corp.	518,734	15,629
	Kennedy-Wilson Holdings Inc.	1,483,483	14,820
*	Opendoor Technologies Inc.	8,832,005	14,131
*	Redfin Corp.	1,692,589	13,321
	Paramount Group Inc.	2,660,838	13,145
	Xenia Hotels & Resorts Inc.	732,680	10,888
[1]	eXp World Holdings Inc.	553,033	6,365
	Alexander's Inc.	14,701	2,941
			1,975,865
Technology (22.7%)
*	PTC Inc.	1,647,021	302,838
*	Pure Storage Inc. Class A	4,492,035	275,946
*	DocuSign Inc. Class A	2,929,174	263,450
*	Reddit Inc. Class A	1,468,769	240,056
*	Manhattan Associates Inc.	881,376	238,183
*	Toast Inc. Class A	6,456,357	235,334
*	Astera Labs Inc.	1,716,808	227,391
*	Nutanix Inc. Class A	3,671,928	224,649
*	Dynatrace Inc.	4,091,708	222,384
	Entegris Inc.	2,178,908	215,843
*	Twilio Inc. Class A	1,992,193	215,316
*	Coherent Corp.	2,231,216	211,363
*	Guidewire Software Inc.	1,204,762	203,099
42

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	Dayforce Inc.	2,161,235	156,992
	Paycom Software Inc.	748,625	153,446
*	Credo Technology Group Holding Ltd.	2,035,900	136,833
*	Samsara Inc. Class A	2,908,151	127,057
*	Elastic NV	1,270,397	125,871
*	Procore Technologies Inc.	1,610,286	120,659
*	Onto Innovation Inc.	712,229	118,707
*	Match Group Inc.	3,621,744	118,467
*	MACOM Technology Solutions Holdings Inc.	887,298	115,269
*	Fabrinet	523,838	115,181
*	Lattice Semiconductor Corp.	1,989,689	112,716
*	Smartsheet Inc. Class A	1,910,839	107,064
*,1	IonQ Inc.	2,500,459	104,444
*	Gitlab Inc. Class A	1,774,417	99,988
*	SPS Commerce Inc.	542,603	99,834
*	Commvault Systems Inc.	631,355	95,278
*	Dropbox Inc. Class A	3,170,611	95,245
	Universal Display Corp.	649,932	95,020
*	Altair Engineering Inc. Class A	863,256	94,190
*	Unity Software Inc.	4,073,472	91,531
*	Aspen Technology Inc.	365,380	91,210
*	SentinelOne Inc. Class A	3,993,090	88,647
*	Confluent Inc. Class A	3,168,491	88,591
*	Q2 Holdings Inc.	828,399	83,378
*	Rambus Inc.	1,539,353	81,370
*	Novanta Inc.	518,993	79,287
*	Workiva Inc. Class A	707,411	77,461
*	UiPath Inc. Class A	6,077,445	77,244
*	Semtech Corp.	1,224,961	75,764
*	Qualys Inc.	528,530	74,110
*	Appfolio Inc. Class A	299,967	74,008
*	HashiCorp Inc. Class A	2,152,360	73,632
*	Varonis Systems Inc. Class B	1,543,094	68,560
*	Tenable Holdings Inc.	1,735,264	68,335
	Dolby Laboratories Inc. Class A	863,347	67,427
	Pegasystems Inc.	680,976	63,467
	Advanced Energy Industries Inc.	544,475	62,958
*	Box Inc. Class A	1,964,555	62,080
*	Silicon Laboratories Inc.	468,848	58,240
*	SiTime Corp.	269,954	57,913
*,1	Impinj Inc.	367,726	53,416
*	Freshworks Inc. Class A	3,197,651	51,706
	Power Integrations Inc.	821,935	50,713
*	Intapp Inc.	782,460	50,148
*	BlackLine Inc.	812,392	49,361
*	FormFactor Inc.	1,119,128	49,242
*	nCino Inc.	1,419,066	47,652
*	Zeta Global Holdings Corp. Class A	2,609,457	46,944
*	Maplebear Inc.	1,113,295	46,113
*	Vertex Inc. Class A	854,564	45,591
*	ZoomInfo Technologies Inc. Class A	4,218,917	44,341
*	Five9 Inc.	1,087,032	44,177
*	Cargurus Inc. Class A	1,207,644	44,127
*	Braze Inc. Class A	1,012,746	42,414
*	Klaviyo Inc. Class A	1,025,454	42,290
*	Alarm.com Holdings Inc.	678,724	41,266
*	Ambarella Inc.	566,920	41,238
*,1	C3.ai Inc. Class A	1,195,798	41,171
*	Diodes Inc.	636,544	39,256
*	JFrog Ltd.	1,290,849	37,964
*	Allegro MicroSystems Inc.	1,721,468	37,631
*	DoubleVerify Holdings Inc.	1,957,556	37,605
*	Rapid7 Inc.	909,857	36,604
	Clear Secure Inc. Class A	1,359,637	36,221
*	Yelp Inc. Class A	904,907	35,020
*	AvePoint Inc.	2,023,593	33,410
*	Axcelis Technologies Inc.	467,732	32,680
*	Magnite Inc.	1,923,898	30,628
*	Alkami Technology Inc.	795,610	29,183
*	Xometry Inc. Class A	641,032	27,346
43

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	Rogers Corp.	268,549	27,287
*	DigitalOcean Holdings Inc.	796,775	27,146
*	LiveRamp Holdings Inc.	892,217	27,097
*	Blackbaud Inc.	364,956	26,978
*	Asana Inc. Class A	1,239,296	25,121
*,1	Trump Media & Technology Group Corp.	701,931	23,936
*	PagerDuty Inc.	1,232,081	22,498
*	Veeco Instruments Inc.	817,055	21,897
*	Paycor HCM Inc.	1,163,197	21,601
*	Sprout Social Inc. Class A	695,423	21,356
*	Zuora Inc. Class A	2,087,587	20,709
*	Appian Corp. Class A	583,653	19,249
	QXO Inc.	1,178,124	18,732
*	Fastly Inc. Class A	1,817,147	17,154
*	Onestream Inc. Class A	589,525	16,813
*	Schrodinger Inc.	870,908	16,800
*,1	Ibotta Inc. Class A	257,074	16,730
*,1	Rumble Inc.	1,279,886	16,651
*	Jamf Holding Corp.	1,109,070	15,582
*	PROS Holdings Inc.	578,687	12,708
*	Core Scientific Inc.	903,805	12,698
*	Olo Inc. Class A	1,526,794	11,726
*	Sprinklr Inc. Class A	1,379,904	11,660
*,1	Wolfspeed Inc.	1,737,934	11,575
*	Amplitude Inc. Class A	1,089,009	11,489
*	MaxLinear Inc. Class A	546,340	10,807
*	Yext Inc.	1,472,728	9,367
*	Matterport Inc.	1,974,936	9,361
*	Meridianlink Inc.	434,704	8,977
*	SEMrush Holdings Inc. Class A	711,685	8,455
*	PubMatic Inc. Class A	568,095	8,345
*	NerdWallet Inc. Class A	540,841	7,193
*	Vimeo Inc.	1,013,278	6,485
*	Nextdoor Holdings Inc.	2,636,076	6,247
*,1	ServiceTitan Inc. Class A	54,678	5,625
*	MediaAlpha Inc. Class A	474,050	5,352
*	N-able Inc.	476,047	4,446
*	Enfusion Inc. Class A	271,698	2,798
*	Definitive Healthcare Corp. Class A	656,970	2,700
*,1	Getty Images Holdings Inc.	888,182	1,918
*	Ingram Micro Holding Corp.	7,578	147
			8,652,200
Telecommunications (2.1%)
*	Ciena Corp.	2,083,812	176,728
*	Roku Inc. Class A	1,845,080	137,163
*	Liberty Broadband Corp. Class C	1,683,290	125,843
*	Lumentum Holdings Inc.	942,692	79,139
[1]	InterDigital Inc.	365,933	70,889
	Cogent Communications Holdings Inc.	637,991	49,170
	Iridium Communications Inc.	1,481,709	42,999
*	Calix Inc.	858,967	29,952
*	Globalstar Inc.	10,893,034	22,549
*,1	Infinera Corp.	3,066,851	20,149
*	Liberty Broadband Corp. Class A	233,656	17,375
*	Extreme Networks Inc.	903,177	15,119
	Shenandoah Telecommunications Co.	746,418	9,412
*	Gogo Inc.	411,758	3,331
*,2	GCI Liberty Inc.	14,603	—
			799,818
Utilities (1.2%)
*	Clean Harbors Inc.	699,662	161,020
*	Casella Waste Systems Inc. Class A	900,145	95,244
*	Talen Energy Corp.	367,071	73,954
	Ormat Technologies Inc.	830,152	56,218
	California Water Service Group	859,980	38,983
*	Sunrun Inc.	3,087,234	28,557
44

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	Net Power Inc.	431,049	4,565
			458,541
Total Common Stocks (Cost $29,105,280)			38,053,936
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[3,4]	Vanguard Market Liquidity Fund, 4.466% (Cost $454,321)	4,545,025	454,503
Total Investments (101.1%) (Cost $29,559,601)			38,508,439
Other Assets and Liabilities—Net (-1.1%)			(401,799)
Net Assets (100%)			38,106,640
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $359,707,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $399,799,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2025	448	50,396	(769)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
C3.ai Inc. Class A	1/31/25	CITNA	15,244	(4.483)	—	(1,183)
Independence Realty Trust Inc.	1/31/25	CITNA	10,565	(4.438)	—	(591)
Wolfspeed Inc.	8/29/25	BANA	958	(4.483)	—	(295)
					—	(2,069)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.
45

Small-Cap Growth Index Fund
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $29,105,280)	38,053,936
Affiliated Issuers (Cost $454,321)	454,503
Total Investments in Securities	38,508,439
Investment in Vanguard	1,072
Cash	9,446
Cash Collateral Pledged—Futures Contracts	2,930
Cash Collateral Pledged—Over-the-Counter Swap Contracts	1,520
Receivables for Accrued Income	17,286
Receivables for Capital Shares Issued	8,203
Variation Margin Receivable—Futures Contracts	39
Total Assets	38,548,935
Liabilities
Payables for Investment Securities Purchased	10,070
Collateral for Securities on Loan	399,799
Payables for Capital Shares Redeemed	29,166
Payables to Vanguard	1,191
Unrealized Depreciation—Over-the-Counter Swap Contracts	2,069
Total Liabilities	442,295
Net Assets	38,106,640
1 Includes $359,707,000 of securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.
46

Small-Cap Growth Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2024, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	37,607,971
Total Distributable Earnings (Loss)	498,669
Net Assets	38,106,640

Investor Shares—Net Assets
Applicable to 969,252 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	76,297
Net Asset Value Per Share—Investor Shares	$78.72

ETF Shares—Net Assets
Applicable to 69,707,046 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	19,514,237
Net Asset Value Per Share—ETF Shares	$279.95

Admiral™ Shares—Net Assets
Applicable to 148,680,776 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,634,712
Net Asset Value Per Share—Admiral Shares	$98.43

Institutional Shares—Net Assets
Applicable to 49,240,209 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,881,394
Net Asset Value Per Share—Institutional Shares	$78.83
See accompanying Notes, which are an integral part of the Financial Statements.
47

Small-Cap Growth Index Fund
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Dividends[1]	208,039
Interest[2]	3,936
Securities Lending—Net	22,927
Total Income	234,902
Expenses
The Vanguard Group—Note B
Investment Advisory Services	628
Management and Administrative—Investor Shares	138
Management and Administrative—ETF Shares	9,736
Management and Administrative—Admiral Shares	8,418
Management and Administrative—Institutional Shares	1,854
Marketing and Distribution—Investor Shares	4
Marketing and Distribution—ETF Shares	817
Marketing and Distribution—Admiral Shares	592
Marketing and Distribution—Institutional Shares	100
Custodian Fees	235
Auditing Fees	38
Shareholders’ Reports and Proxy Fees—Investor Shares	1
Shareholders’ Reports and Proxy Fees—ETF Shares	1,199
Shareholders’ Reports and Proxy Fees—Admiral Shares	320
Shareholders’ Reports and Proxy Fees—Institutional Shares	150
Trustees’ Fees and Expenses	20
Other Expenses	20
Total Expenses	24,270
Net Investment Income	210,632
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	2,313,600
Futures Contracts	(896)
Swap Contracts	103,162
Realized Net Gain (Loss)	2,415,866
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	2,651,591
Futures Contracts	(1,500)
Swap Contracts	(9,919)
Change in Unrealized Appreciation (Depreciation)	2,640,172
Net Increase (Decrease) in Net Assets Resulting from Operations	5,266,670
1	Dividends are net of foreign withholding taxes of $424,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,836,000, $45,000, and $73,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $3,946,619,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
48

Small-Cap Growth Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	210,632	191,358
Realized Net Gain (Loss)	2,415,866	(933,583)
Change in Unrealized Appreciation (Depreciation)	2,640,172	6,414,920
Net Increase (Decrease) in Net Assets Resulting from Operations	5,266,670	5,672,695
Distributions
Investor Shares	(343)	(527)
ETF Shares	(102,271)	(102,224)
Admiral Shares	(80,003)	(91,073)
Institutional Shares	(21,643)	(23,803)
Total Distributions	(204,260)	(217,627)
Capital Share Transactions
Investor Shares	(24,038)	(6,467)
ETF Shares	1,481,043	962,195
Admiral Shares	(693,800)	(478,614)
Institutional Shares	(116,570)	(67,568)
Net Increase (Decrease) from Capital Share Transactions	646,635	409,546
Total Increase (Decrease)	5,709,045	5,864,614
Net Assets
Beginning of Period	32,397,595	26,532,981
End of Period	38,106,640	32,397,595
See accompanying Notes, which are an integral part of the Financial Statements.
49

Small-Cap Growth Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$67.96	$56.38	$79.21	$75.20	$55.89
Investment Operations
Net Investment Income[1]	.343	.326	.371	.257	.241
Net Realized and Unrealized Gain (Loss) on Investments	10.749	11.639	(22.943)	3.938	19.331
Total from Investment Operations	11.092	11.965	(22.572)	4.195	19.572
Distributions
Dividends from Net Investment Income	(.332)	(.385)	(.258)	(.185)	(.262)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.332)	(.385)	(.258)	(.185)	(.262)
Net Asset Value, End of Period	$78.72	$67.96	$56.38	$79.21	$75.20
Total Return[2]	16.35%	21.28%	-28.49%	5.58%	35.12%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$76	$89	$80	$149	$209
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%[3]	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	0.47%	0.53%	0.60%	0.32%	0.42%
Portfolio Turnover Rate[4]	21%	19%	24%	29%	24%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.19%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
50

Small-Cap Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$241.70	$200.53	$281.61	$267.36	$198.68
Investment Operations
Net Investment Income[1]	1.558	1.449	1.623	1.291	1.129
Net Realized and Unrealized Gain (Loss) on Investments	38.195	41.356	(81.603)	13.975	68.729
Total from Investment Operations	39.753	42.805	(79.980)	15.266	69.858
Distributions
Dividends from Net Investment Income	(1.503)	(1.635)	(1.100)	(1.016)	(1.178)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.503)	(1.635)	(1.100)	(1.016)	(1.178)
Net Asset Value, End of Period	$279.95	$241.70	$200.53	$281.61	$267.36
Total Return	16.49%	21.42%	-28.40%	5.71%	35.29%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,514	$15,546	$12,036	$16,379	$14,436
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%[2]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.60%	0.66%	0.74%	0.45%	0.55%
Portfolio Turnover Rate[3]	21%	19%	24%	29%	24%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
51

Small-Cap Growth Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$84.98	$70.51	$99.01	$94.02	$69.87
Investment Operations
Net Investment Income[1]	.543	.503	.568	.448	.392
Net Realized and Unrealized Gain (Loss) on Investments	13.435	14.542	(28.682)	4.899	24.172
Total from Investment Operations	13.978	15.045	(28.114)	5.347	24.564
Distributions
Dividends from Net Investment Income	(.528)	(.575)	(.386)	(.357)	(.414)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.528)	(.575)	(.386)	(.357)	(.414)
Net Asset Value, End of Period	$98.43	$84.98	$70.51	$99.01	$94.02
Total Return[2]	16.49%	21.41%	-28.39%	5.69%	35.30%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,635	$13,300	$11,482	$16,594	$16,149
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%[3]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.60%	0.65%	0.73%	0.45%	0.54%
Portfolio Turnover Rate[4]	21%	19%	24%	29%	24%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
52

Small-Cap Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$68.06	$56.46	$79.29	$75.29	$55.95
Investment Operations
Net Investment Income[1]	.443	.410	.465	.367	.319
Net Realized and Unrealized Gain (Loss) on Investments	10.757	11.656	(22.979)	3.927	19.358
Total from Investment Operations	11.200	12.066	(22.514)	4.294	19.677
Distributions
Dividends from Net Investment Income	(.430)	(.466)	(.316)	(.294)	(.337)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.430)	(.466)	(.316)	(.294)	(.337)
Net Asset Value, End of Period	$78.83	$68.06	$56.46	$79.29	$75.29
Total Return	16.50%	21.44%	-28.39%	5.70%	35.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,881	$3,462	$2,935	$3,805	$3,676
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%[2]	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	0.61%	0.66%	0.75%	0.46%	0.55%
Portfolio Turnover Rate[3]	21%	19%	24%	29%	24%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
53

Small-Cap Growth Index Fund
Notes to Financial Statements
Vanguard Small-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
54

Small-Cap Growth Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2024, the fund had contributed to Vanguard capital in the amount of $1,072,000, representing less than 0.01% of the fund’s net assets and 0.43% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
55

Small-Cap Growth Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	38,053,936	—	—	38,053,936
Temporary Cash Investments	454,503	—	—	454,503
Total	38,508,439	—	—	38,508,439

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(769)	—	—	(769)
Swap Contracts	—	(2,069)	—	(2,069)
Total	(769)	(2,069)	—	(2,838)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, passive foreign investment companies, distributions in connection with fund share redemptions, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	4,032,725
Total Distributable Earnings (Loss)	(4,032,725)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	4,814
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	8,878,030
Capital Loss Carryforwards	(8,384,175)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	498,669
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	204,260	217,627
Long-Term Capital Gains	—	—
Total	204,260	217,627
*	Includes short-term capital gains, if any.
As of December 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	29,630,409
Gross Unrealized Appreciation	12,214,102
Gross Unrealized Depreciation	(3,336,072)
Net Unrealized Appreciation (Depreciation)	8,878,030
56

Small-Cap Growth Index Fund
E.  During the year ended December 31, 2024, the fund purchased $7,264,639,000 of investment securities and sold $7,245,716,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $6,814,435,000 and $6,013,906,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2024, such purchases were $2,387,324,000 and sales were $2,465,452,000, resulting in net realized loss of $8,275,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	9,683	132	11,145	181
Issued in Lieu of Cash Distributions	343	5	527	8
Redeemed	(34,064)	(485)	(18,139)	(295)
Net Increase (Decrease)—Investor Shares	(24,038)	(348)	(6,467)	(106)
ETF Shares
Issued	7,492,794	28,186	3,836,013	17,299
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(6,011,751)	(22,800)	(2,873,818)	(13,000)
Net Increase (Decrease)—ETF Shares	1,481,043	5,386	962,195	4,299
Admiral Shares
Issued	1,560,067	17,143	1,365,432	17,594
Issued in Lieu of Cash Distributions	70,893	765	80,962	1,033
Redeemed	(2,324,760)	(25,734)	(1,925,008)	(24,971)
Net Increase (Decrease)—Admiral Shares	(693,800)	(7,826)	(478,614)	(6,344)
Institutional Shares
Issued	573,340	7,816	507,362	8,187
Issued in Lieu of Cash Distributions	20,074	270	22,149	353
Redeemed	(709,984)	(9,711)	(597,079)	(9,656)
Net Increase (Decrease)—Institutional Shares	(116,570)	(1,625)	(67,568)	(1,116)
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
57

Small-Cap Value Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Basic Materials (4.9%)
	Reliance Inc.	914,981	246,368
	Eastman Chemical Co.	1,959,661	178,956
	Albemarle Corp.	1,986,088	170,962
	Alcoa Corp.	4,367,730	165,013
	Mueller Industries Inc.	1,922,773	152,591
	Steel Dynamics Inc.	1,222,603	139,462
	Mosaic Co.	5,370,154	131,998
	United States Steel Corp.	3,426,067	116,452
	UFP Industries Inc.	975,280	109,865
	FMC Corp.	2,110,455	102,589
	Commercial Metals Co.	1,927,714	95,615
	Element Solutions Inc.	3,684,595	93,699
	Cabot Corp.	919,585	83,967
*	Cleveland-Cliffs Inc.	8,350,185	78,492
	Timken Co.	1,066,870	76,143
	Olin Corp.	1,971,226	66,627
	Celanese Corp. Class A	923,074	63,886
	Avient Corp.	1,544,608	63,113
	Ashland Inc.	795,767	56,866
	Sensient Technologies Corp.	716,160	51,034
	Hecla Mining Co.	10,230,784	50,233
	Huntsman Corp.	2,778,491	50,096
	Scotts Miracle-Gro Co.	727,884	48,288
	Innospec Inc.	421,667	46,409
*	Arcadium Lithium plc	8,628,561	44,265
	Chemours Co.	2,525,947	42,689
	Minerals Technologies Inc.	539,133	41,087
	Westlake Corp.	326,392	37,421
*	Coeur Mining Inc.	6,074,568	34,747
	Materion Corp.	350,820	34,689
	Quaker Chemical Corp.	225,423	31,731
*	Ingevity Corp.	614,507	25,041
	Stepan Co.	361,299	23,376
	Worthington Steel Inc.	643,726	20,483
	Tronox Holdings plc	2,002,433	20,164
	Kaiser Aluminum Corp.	258,382	18,157
*	Ecovyst Inc.	1,772,798	13,544
	Koppers Holdings Inc.	325,571	10,548
*	Magnera Corp.	299,017	5,433
	Mativ Holdings Inc.	436,829	4,761
			2,846,860
Consumer Discretionary (15.8%)
	Williams-Sonoma Inc.	1,631,186	302,063
	Tapestry Inc.	3,939,650	257,377
	Toll Brothers Inc.	1,707,077	215,006
*	CarMax Inc.	2,619,209	214,147
*	GameStop Corp. Class A	6,793,502	212,908
*	BJ's Wholesale Club Holdings Inc.	2,233,196	199,536
*	American Airlines Group Inc.	11,109,287	193,635
	Service Corp. International	2,328,453	185,857
	Interpublic Group of Cos. Inc.	6,297,631	176,460
	Aramark	4,462,257	166,487
	Murphy USA Inc.	325,218	163,178
	LKQ Corp.	4,395,028	161,517
	Lithia Motors Inc. Class A	450,323	160,959
	Dick's Sporting Goods Inc.	669,984	153,319
	Ralph Lauren Corp. Class A	645,909	149,192
	Bath & Body Works Inc.	3,661,593	141,960
	VF Corp.	6,581,792	141,245
58

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
*	Alaska Air Group Inc.	2,146,086	138,959
	New York Times Co. Class A	2,620,668	136,406
*	Abercrombie & Fitch Co. Class A	863,522	129,071
	Hasbro Inc.	2,240,474	125,265
	H&R Block Inc.	2,316,948	122,428
*	MGM Resorts International	3,521,832	122,031
*	Aptiv plc	1,984,660	120,032
	BorgWarner Inc.	3,697,485	117,543
	Whirlpool Corp.	932,190	106,717
	U-Haul Holding Co. (XNYS)	1,644,803	105,350
*	Taylor Morrison Home Corp. Class A	1,661,974	101,729
*	Mattel Inc.	5,695,678	100,984
	PVH Corp.	943,581	99,784
	Gap Inc.	4,144,147	97,926
[1]	Paramount Global Class B	9,042,940	94,589
*	Brinker International Inc.	713,572	94,398
	Meritage Homes Corp.	611,666	94,086
*	AutoNation Inc.	536,275	91,081
	Group 1 Automotive Inc.	213,902	90,155
	Lear Corp.	918,732	87,004
[1]	Endeavor Group Holdings Inc. Class A	2,604,692	81,501
*	Asbury Automotive Group Inc.	331,155	80,481
	Kontoor Brands Inc.	932,215	79,620
	Nexstar Media Group Inc. Class A	498,244	78,708
*	Valvoline Inc.	2,170,331	78,523
[1]	Sirius XM Holdings Inc.	3,441,008	78,455
	Thor Industries Inc.	808,025	77,336
	Boyd Gaming Corp.	1,045,475	75,839
	Macy's Inc.	4,454,823	75,420
*	Lyft Inc. Class A	5,838,275	75,314
	Newell Brands Inc.	7,032,578	70,044
	KB Home	1,053,908	69,263
	Academy Sports & Outdoors Inc.	1,188,694	68,386
*	SkyWest Inc.	647,685	64,853
*	Urban Outfitters Inc.	1,091,951	59,926
	Harley-Davidson Inc.	1,937,410	58,374
	Rush Enterprises Inc. Class A	1,059,664	58,059
	Signet Jewelers Ltd.	707,483	57,101
*	Caesars Entertainment Inc.	1,704,483	56,964
	Travel + Leisure Co.	1,098,622	55,425
*	Victoria's Secret & Co.	1,327,559	54,988
*	Liberty Media Corp.-Liberty Live Class C	806,967	54,922
*	Adtalem Global Education Inc.	602,126	54,703
*	Tri Pointe Homes Inc.	1,503,215	54,507
	Penske Automotive Group Inc.	338,662	51,626
	Polaris Inc.	895,708	51,611
*	Penn Entertainment Inc.	2,580,346	51,142
	TEGNA Inc.	2,724,033	49,823
	American Eagle Outfitters Inc.	2,922,441	48,717
	Advance Auto Parts Inc.	1,009,905	47,758
	Wendy's Co.	2,929,309	47,748
	Marriott Vacations Worldwide Corp.	531,182	47,700
*	Hanesbrands Inc.	5,661,317	46,083
	Graham Holdings Co. Class B	51,267	44,701
	Nordstrom Inc.	1,804,923	43,589
	LCI Industries	408,736	42,259
*	Visteon Corp.	466,680	41,404
*	Coty Inc. Class A	5,881,701	40,937
*	Capri Holdings Ltd.	1,893,476	39,877
*	Goodyear Tire & Rubber Co.	4,335,723	39,022
	HNI Corp.	767,732	38,671
	PriceSmart Inc.	415,027	38,253
*	Laureate Education Inc.	2,037,965	37,274
	Strategic Education Inc.	394,614	36,865
	Cheesecake Factory Inc.	776,586	36,841
*	Stride Inc.	350,067	36,382
*	OPENLANE Inc.	1,806,312	35,837
*	Foot Locker Inc.	1,603,594	34,894
	Acushnet Holdings Corp.	462,560	32,879
	Phinia Inc.	675,504	32,539
59

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Carter's Inc.	578,808	31,366
	La-Z-Boy Inc.	701,334	30,557
	John Wiley & Sons Inc. Class A	689,300	30,129
*	Central Garden & Pet Co. Class A	883,560	29,202
*	M/I Homes Inc.	218,494	29,049
	Wolverine World Wide Inc.	1,285,923	28,548
	PROG Holdings Inc.	667,244	28,198
*	Knowles Corp.	1,414,484	28,191
	Levi Strauss & Co. Class A	1,592,531	27,551
[1]	Dillard's Inc. Class A	61,841	26,699
*	Under Armour Inc. Class A	3,191,933	26,429
	MillerKnoll Inc.	1,169,298	26,414
	Buckle Inc.	515,068	26,171
	Dana Inc.	2,205,939	25,501
[1]	Kohl's Corp.	1,786,640	25,084
	Steven Madden Ltd.	579,693	24,649
	Upbound Group Inc.	832,337	24,279
*	Helen of Troy Ltd.	386,341	23,115
*	Liberty Media Corp.-Liberty Live Class A	345,327	22,985
	Papa John's International Inc.	551,845	22,664
	Columbia Sportswear Co.	265,923	22,319
*	Avis Budget Group Inc.	267,343	21,551
	Leggett & Platt Inc.	2,156,949	20,707
*	G-III Apparel Group Ltd.	630,662	20,572
	Worthington Enterprises Inc.	509,832	20,449
	Oxford Industries Inc.	252,067	19,858
[1]	Cracker Barrel Old Country Store Inc.	375,390	19,843
	Red Rock Resorts Inc. Class A	428,447	19,811
*	JetBlue Airways Corp.	2,490,852	19,578
*	Sphere Entertainment Co.	463,906	18,705
*	Topgolf Callaway Brands Corp.	2,329,687	18,311
*	Cars.com Inc.	1,039,744	18,019
*	Sally Beauty Holdings Inc.	1,722,473	18,000
	Steelcase Inc. Class A	1,429,586	16,898
*	Lions Gate Entertainment Corp. Class B	2,184,715	16,495
*	Under Armour Inc. Class C	2,118,933	15,807
	Bloomin' Brands Inc.	1,291,089	15,764
*	LGI Homes Inc.	168,771	15,088
	Krispy Kreme Inc.	1,436,981	14,269
	Sonic Automotive Inc. Class A	224,799	14,241
*	National Vision Holdings Inc.	1,331,415	13,873
	Matthews International Corp. Class A	491,490	13,604
	Jack in the Box Inc.	302,459	12,594
	Monro Inc.	481,070	11,931
	Interface Inc. Class A	468,188	11,400
*	American Axle & Manufacturing Holdings Inc.	1,888,510	11,010
*	ODP Corp.	483,819	11,002
	Camping World Holdings Inc. Class A	482,425	10,170
*,1	U-Haul Holding Co.	145,472	10,051
	Sinclair Inc.	612,823	9,891
*	Lions Gate Entertainment Corp. Class A	1,062,315	9,072
*	Revelyst Inc.	444,551	8,549
	Guess? Inc.	565,116	7,946
	Scholastic Corp.	346,239	7,385
*,1	Hertz Global Holdings Inc.	1,806,512	6,612
	Caleres Inc.	282,102	6,533
	Rush Enterprises Inc. Class B	119,972	6,531
*	Central Garden & Pet Co.	167,988	6,518
*	BJ's Restaurants Inc.	183,237	6,438
*	Clear Channel Outdoor Holdings Inc.	4,547,390	6,230
	Sturm Ruger & Co. Inc.	142,102	5,026
*	Petco Health & Wellness Co. Inc. Class A	1,192,998	4,545
	Cricut Inc. Class A	763,160	4,350
*	Savers Value Village Inc.	405,286	4,154
[1]	Paramount Global Class A	118,083	2,633
*	Angi Inc. Class A	571,771	949
			9,195,591
Consumer Staples (3.9%)
*	US Foods Holding Corp.	3,938,275	265,676
60

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
*	Performance Food Group Co.	2,634,047	222,709
*	Sprouts Farmers Market Inc.	1,690,465	214,807
	J M Smucker Co.	1,709,101	188,206
	Bunge Global SA	2,360,584	183,559
	Molson Coors Beverage Co. Class B	2,945,145	168,816
	Ingredion Inc.	1,101,553	151,530
	Albertsons Cos. Inc. Class A	5,876,201	115,409
	Conagra Brands Inc.	4,030,128	111,836
	Walgreens Boots Alliance Inc.	11,687,652	109,046
	Campbell's Co.	1,633,489	68,410
	Flowers Foods Inc.	3,204,274	66,200
*	Post Holdings Inc.	395,297	45,246
	Energizer Holdings Inc.	1,215,843	42,421
	Spectrum Brands Holdings Inc.	450,517	38,064
	Edgewell Personal Care Co.	823,499	27,669
*	TreeHouse Foods Inc.	779,038	27,368
*	Pilgrim's Pride Corp.	601,307	27,293
*	United Natural Foods Inc.	962,204	26,278
	Reynolds Consumer Products Inc.	888,130	23,971
*	Grocery Outlet Holding Corp.	1,478,010	23,072
	Andersons Inc.	547,227	22,174
	Universal Corp.	396,592	21,749
	Fresh Del Monte Produce Inc.	648,428	21,534
	Weis Markets Inc.	272,850	18,477
*	Herbalife Ltd.	1,618,577	10,828
	Seaboard Corp.	4,086	9,928
*	Hain Celestial Group Inc.	1,524,860	9,378
*	USANA Health Sciences Inc.	193,200	6,934
[1]	B&G Foods Inc.	636,469	4,385
*	Olaplex Holdings Inc.	1,701,805	2,944
*,1	BRC Inc. Class A	261,871	830
			2,276,747
Energy (3.8%)
	Expand Energy Corp.	3,710,482	369,378
	Ovintiv Inc.	4,401,114	178,245
	DT Midstream Inc.	1,703,745	169,403
	APA Corp.	6,254,332	144,413
	Range Resources Corp.	3,875,578	139,443
	Chord Energy Corp.	1,033,496	120,836
	HF Sinclair Corp.	2,703,818	94,769
*	CNX Resources Corp.	2,397,440	87,914
*	Antero Resources Corp.	2,498,733	87,581
	Antero Midstream Corp.	5,696,025	85,953
	Permian Resources Corp. Class A	5,347,846	76,902
	California Resources Corp.	1,395,306	72,402
	Murphy Oil Corp.	2,342,446	70,882
	Archrock Inc.	2,813,276	70,022
	Patterson-UTI Energy Inc.	6,263,461	51,736
	Warrior Met Coal Inc.	884,375	47,969
	Crescent Energy Co. Class A	2,952,697	43,139
	Arch Resources Inc.	290,841	41,073
	Peabody Energy Corp.	1,951,466	40,864
	PBF Energy Inc. Class A	1,459,868	38,759
	SM Energy Co.	967,166	37,487
	World Kinect Corp.	932,804	25,661
	Helmerich & Payne Inc.	751,324	24,057
*	DNOW Inc.	1,789,524	23,282
	Delek US Holdings Inc.	1,014,992	18,777
*	MRC Global Inc.	1,369,145	17,498
*	Array Technologies Inc.	2,439,017	14,732
*	ProPetro Holding Corp.	1,479,180	13,801
[1]	CVR Energy Inc.	594,868	11,148
	Vitesse Energy Inc.	349,662	8,742
*	Shoals Technologies Group Inc. Class A	1,439,040	7,958
	Core Laboratories Inc.	396,866	6,870
*,1	ProFrac Holding Corp. Class A	135,530	1,052
			2,242,748
Financials (21.3%)
	First Citizens BancShares Inc. Class A	175,618	371,084
61

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Equitable Holdings Inc.	5,297,294	249,873
	Reinsurance Group of America Inc.	1,113,517	237,881
	East West Bancorp Inc.	2,343,643	224,427
	RenaissanceRe Holdings Ltd.	878,118	218,485
	Unum Group	2,932,429	214,155
	Carlyle Group Inc.	3,930,489	198,450
	Jefferies Financial Group Inc.	2,431,920	190,663
	Assurant Inc.	867,080	184,879
	First Horizon Corp.	8,962,626	180,507
	American Financial Group Inc.	1,277,053	174,867
	Stifel Financial Corp.	1,643,846	174,379
	Annaly Capital Management Inc.	9,475,768	173,407
	Evercore Inc. Class A	611,409	169,476
	Ally Financial Inc.	4,636,367	166,956
	SEI Investments Co.	1,961,391	161,776
	Webster Financial Corp.	2,897,845	160,019
	Primerica Inc.	564,184	153,131
	Globe Life Inc.	1,348,410	150,375
	Western Alliance Bancorp	1,767,774	147,680
	Wintrust Financial Corp.	1,124,130	140,190
	Old Republic International Corp.	3,858,052	139,623
[1]	AGNC Investment Corp.	14,971,155	137,884
	Comerica Inc.	2,223,407	137,518
	Zions Bancorp NA	2,497,197	135,473
	Cullen/Frost Bankers Inc.	975,791	131,000
	Commerce Bancshares Inc.	2,048,575	127,647
	Invesco Ltd.	7,218,381	126,177
	SouthState Corp.	1,267,488	126,090
	RLI Corp.	735,925	121,303
	Old National Bancorp	5,392,238	117,039
	Synovus Financial Corp.	2,275,259	116,562
	Prosperity Bancshares Inc.	1,530,034	115,288
	Popular Inc.	1,205,502	113,390
	Axis Capital Holdings Ltd.	1,272,856	112,800
	Voya Financial Inc.	1,626,662	111,963
	Franklin Resources Inc.	5,309,081	107,721
	Cadence Bank	3,088,412	106,396
	OneMain Holdings Inc.	2,025,778	105,604
	Jackson Financial Inc. Class A	1,186,356	103,308
	First American Financial Corp.	1,654,327	103,296
	Starwood Property Trust Inc.	5,414,921	102,613
	MGIC Investment Corp.	4,283,382	101,559
	SLM Corp.	3,589,744	99,005
*	Mr Cooper Group Inc.	1,027,606	98,660
	Glacier Bancorp Inc.	1,917,085	96,276
	Selective Insurance Group Inc.	1,027,762	96,116
	Columbia Banking System Inc.	3,542,315	95,678
	Rithm Capital Corp.	8,786,722	95,160
	Lazard Inc. Class A	1,811,094	93,235
	Essent Group Ltd.	1,705,799	92,864
	Janus Henderson Group plc	2,150,362	91,455
	Lincoln National Corp.	2,879,849	91,320
	FNB Corp.	6,079,232	89,851
	Affiliated Managers Group Inc.	485,425	89,765
	TPG Inc. Class A	1,400,327	87,997
	United Bankshares Inc.	2,286,006	85,840
	Piper Sandler Cos.	285,543	85,649
	Home BancShares Inc.	3,024,779	85,601
	Hanover Insurance Group Inc.	548,276	84,796
	Bank OZK	1,821,853	81,127
	White Mountains Insurance Group Ltd.	41,271	80,275
	Radian Group Inc.	2,517,821	79,865
	Hancock Whitney Corp.	1,454,951	79,615
	UMB Financial Corp.	701,246	79,143
	First Financial Bankshares Inc.	2,053,589	74,032
	Assured Guaranty Ltd.	817,525	73,585
	Valley National Bancorp	7,932,135	71,865
	Pinnacle Financial Partners Inc.	620,308	70,957
	Ameris Bancorp	1,109,241	69,405
	Kemper Corp.	1,028,614	68,341
62

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	FirstCash Holdings Inc.	643,108	66,626
	United Community Banks Inc.	2,016,643	65,158
*	Axos Financial Inc.	916,936	64,048
	Associated Banc-Corp	2,622,057	62,667
*	Enstar Group Ltd.	193,128	62,197
	CNO Financial Group Inc.	1,657,664	61,682
*	Texas Capital Bancshares Inc.	781,243	61,093
	International Bancshares Corp.	946,403	59,775
	Fulton Financial Corp.	3,077,365	59,332
	Atlantic Union Bankshares Corp.	1,517,784	57,494
	Eastern Bankshares Inc.	3,266,228	56,342
	First Hawaiian Inc.	2,162,070	56,106
	Community Financial System Inc.	888,587	54,808
	Cathay General Bancorp	1,143,510	54,442
	Federated Hermes Inc. Class B	1,313,893	54,014
	BGC Group Inc. Class A	5,946,829	53,878
	WSFS Financial Corp.	995,742	52,904
	Walker & Dunlop Inc.	542,289	52,716
	Flagstar Financial Inc.	5,613,739	52,376
	First Bancorp	2,770,386	51,501
	Bread Financial Holdings Inc.	840,474	51,319
	Artisan Partners Asset Management Inc. Class A	1,184,565	50,996
*	Genworth Financial Inc. Class A	7,219,995	50,468
	Virtu Financial Inc. Class A	1,380,137	49,243
	First Interstate BancSystem Inc. Class A	1,502,024	48,771
	PennyMac Financial Services Inc.	476,567	48,677
	BankUnited Inc.	1,263,719	48,236
*	Brighthouse Financial Inc.	1,003,485	48,207
	CVB Financial Corp.	2,243,326	48,030
	Bank of Hawaii Corp.	671,975	47,871
	Simmons First National Corp. Class A	2,122,888	47,086
	WaFd Inc.	1,375,366	44,342
	Independent Bank Corp.	682,471	43,808
	Park National Corp.	245,860	42,148
[1]	Arbor Realty Trust Inc.	3,029,207	41,954
	First Financial Bancorp	1,533,626	41,224
	Pacific Premier Bancorp Inc.	1,630,461	40,631
	BOK Financial Corp.	379,384	40,385
[1]	Blackstone Mortgage Trust Inc. Class A	2,298,383	40,015
	Provident Financial Services Inc.	2,095,752	39,547
	Banner Corp.	582,585	38,899
	Towne Bank	1,108,305	37,749
	First Merchants Corp.	942,303	37,588
	Renasant Corp.	1,020,959	36,499
	NBT Bancorp Inc.	757,687	36,187
	Independent Bank Group Inc.	595,301	36,117
	BancFirst Corp.	308,025	36,094
	ServisFirst Bancshares Inc.	414,997	35,167
	WesBanco Inc.	1,073,926	34,946
	Trustmark Corp.	930,560	32,914
	OFG Bancorp	775,965	32,839
	Mercury General Corp.	468,060	31,117
	StepStone Group Inc. Class A	522,159	30,223
*	LendingClub Corp.	1,805,222	29,227
	Northwest Bancshares Inc.	2,153,905	28,410
	City Holding Co.	236,110	27,974
	National Bank Holdings Corp. Class A	642,669	27,673
	First Commonwealth Financial Corp.	1,634,737	27,660
	Horace Mann Educators Corp.	689,090	27,033
	Victory Capital Holdings Inc. Class A	412,974	27,033
*	SiriusPoint Ltd.	1,641,880	26,910
	Compass Diversified Holdings	1,087,002	25,088
	Virtus Investment Partners Inc.	112,740	24,868
	S&T Bancorp Inc.	646,795	24,720
	Hope Bancorp Inc.	1,939,330	23,834
	WisdomTree Inc.	2,223,105	23,343
	Nelnet Inc. Class A	216,580	23,133
	Westamerica Bancorp	428,577	22,483
	Hilltop Holdings Inc.	768,811	22,011
	Ladder Capital Corp. Class A	1,944,926	21,764
63

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Employers Holdings Inc.	417,889	21,408
	Two Harbors Investment Corp.	1,752,520	20,732
	Berkshire Hills Bancorp Inc.	726,576	20,657
	Apollo Commercial Real Estate Finance Inc.	2,336,287	20,232
	Safety Insurance Group Inc.	238,307	19,636
	Cannae Holdings Inc.	954,585	18,958
	Heartland Financial USA Inc.	308,129	18,890
	PennyMac Mortgage Investment Trust	1,468,689	18,491
	Chimera Investment Corp.	1,299,090	18,187
*	Encore Capital Group Inc.	380,510	18,177
[1]	ARMOUR Residential REIT Inc.	942,726	17,780
	MFA Financial Inc.	1,726,015	17,588
	Franklin BSP Realty Trust Inc.	1,383,695	17,352
	Navient Corp.	1,270,769	16,889
	Brookline Bancorp Inc.	1,431,099	16,887
	Enact Holdings Inc.	519,225	16,812
	Safehold Inc.	905,814	16,739
	Redwood Trust Inc.	2,236,357	14,603
*	ProAssurance Corp.	864,882	13,760
	F&G Annuities & Life Inc.	319,734	13,250
*	PRA Group Inc.	633,248	13,229
	Tompkins Financial Corp.	194,690	13,206
	BrightSpire Capital Inc. Class A	2,192,496	12,366
	Capitol Federal Financial Inc.	1,908,145	11,277
	KKR Real Estate Finance Trust Inc.	999,952	10,099
	Claros Mortgage Trust Inc.	2,002,744	9,052
	GCM Grosvenor Inc. Class A	721,050	8,847
	Eagle Bancorp Inc.	242,278	6,306
*	World Acceptance Corp.	48,594	5,464
	TPG RE Finance Trust Inc.	543,778	4,622
*	Columbia Financial Inc.	221,482	3,502
*	loanDepot Inc. Class A	1,243,336	2,536
	Associated Capital Group Inc. Class A	18,707	641
			12,450,187
Health Care (6.1%)
*	United Therapeutics Corp.	754,751	266,306
*	Tenet Healthcare Corp.	1,607,747	202,946
	Universal Health Services Inc. Class B	943,022	169,197
	Encompass Health Corp.	1,703,312	157,301
*	Solventum Corp.	2,336,473	154,347
*	Henry Schein Inc.	2,107,915	145,868
	Teleflex Inc.	785,194	139,749
*	Jazz Pharmaceuticals plc	970,983	119,577
*	Avantor Inc.	5,459,762	115,037
	Revvity Inc.	1,027,633	114,694
*	Bio-Rad Laboratories Inc. Class A	329,380	108,205
*	DaVita Inc.	693,186	103,666
*	Elanco Animal Health Inc.	8,357,532	101,210
*	Madrigal Pharmaceuticals Inc.	276,599	85,350
*	Charles River Laboratories International Inc.	431,799	79,710
*	Integer Holdings Corp.	567,050	75,145
*	Prestige Consumer Healthcare Inc.	835,262	65,226
	Organon & Co.	4,353,988	64,961
	DENTSPLY SIRONA Inc.	3,360,654	63,785
*	ICU Medical Inc.	393,218	61,016
*	Nuvalent Inc. Class A	776,447	60,780
	Perrigo Co. plc	2,306,481	59,300
*	Acadia Healthcare Co. Inc.	1,491,838	59,151
*	Envista Holdings Corp.	2,909,456	56,123
*	Biohaven Ltd.	1,367,623	51,081
*	Amedisys Inc.	553,733	50,273
*	QuidelOrtho Corp.	1,023,344	45,590
*	Enovis Corp.	944,631	41,450
	Patterson Cos. Inc.	1,341,206	41,390
	Concentra Group Holdings Parent Inc.	1,830,014	36,198
*	Omnicell Inc.	783,043	34,861
[1]	Premier Inc. Class A	1,625,527	34,461
*	Iovance Biotherapeutics Inc.	4,637,318	34,316
*,1	Summit Therapeutics Inc.	1,870,064	33,371
64

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Select Medical Holdings Corp.	1,744,688	32,887
*	Azenta Inc.	655,179	32,759
*	Ligand Pharmaceuticals Inc.	303,469	32,517
*	Supernus Pharmaceuticals Inc.	886,853	32,069
*	CG oncology Inc.	1,030,194	29,546
*	Fortrea Holdings Inc.	1,516,466	28,282
*	Avidity Biosciences Inc.	958,065	27,861
*	Immunovant Inc.	1,116,691	27,660
*	Integra LifeSciences Holdings Corp.	1,108,852	25,149
	National HealthCare Corp.	221,911	23,869
	Embecta Corp.	975,504	20,144
*	Pediatrix Medical Group Inc.	1,451,957	19,050
*	Amneal Pharmaceuticals Inc.	2,357,207	18,669
*	Dyne Therapeutics Inc.	688,204	16,214
*	Owens & Minor Inc.	1,238,468	16,187
*	Brookdale Senior Living Inc.	3,193,577	16,064
*	Innoviva Inc.	899,664	15,609
*	BrightSpring Health Services Inc.	881,523	15,012
*	Healthcare Services Group Inc.	1,238,996	14,391
*	Pacira BioSciences Inc.	741,590	13,972
*	Surgery Partners Inc.	644,054	13,635
*	Avanos Medical Inc.	776,967	12,369
*	Myriad Genetics Inc.	731,050	10,023
*	Day One Biopharmaceuticals Inc.	639,574	8,103
*	AdaptHealth Corp. Class A	795,432	7,573
*,1	OPKO Health Inc.	2,308,209	3,393
*	Tempus AI Inc. Class A	8,856	299
*	Ardent Health Partners Inc.	10,377	177
*,2	OmniAb Inc. 12.5 Earnout	53,581	—
*,2	OmniAb Inc. 15 Earnout	53,581	—
			3,545,124
Industrials (22.8%)
	Smurfit WestRock plc	8,793,740	473,631
	EMCOR Group Inc.	777,713	353,004
	Carlisle Cos. Inc.	766,314	282,647
	Pentair plc	2,793,366	281,124
*	Builders FirstSource Inc.	1,945,633	278,089
	Booz Allen Hamilton Holding Corp. Class A	2,160,164	278,013
	IDEX Corp.	1,280,172	267,927
	RPM International Inc.	2,175,834	267,758
	Owens Corning	1,450,278	247,011
	AECOM	2,239,451	239,218
	ITT Inc.	1,377,817	196,863
	CH Robinson Worldwide Inc.	1,898,435	196,146
	Allegion plc	1,469,632	192,052
	Hubbell Inc. Class B	453,688	190,045
	nVent Electric plc	2,786,398	189,921
	Tetra Tech Inc.	4,526,402	180,332
	AptarGroup Inc.	1,124,980	176,734
	Regal Rexnord Corp.	1,119,651	173,691
	Crown Holdings Inc.	2,022,524	167,243
	Allison Transmission Holdings Inc.	1,464,429	158,246
	Applied Industrial Technologies Inc.	649,974	155,649
	Acuity Brands Inc.	521,762	152,422
*	API Group Corp.	4,180,798	150,383
	WESCO International Inc.	828,416	149,910
	Fortune Brands Innovations Inc.	2,100,170	143,505
*	Fluor Corp.	2,899,624	143,009
	Graphic Packaging Holding Co.	5,074,131	137,813
	Donaldson Co. Inc.	2,024,439	136,346
	Knight-Swift Transportation Holdings Inc. Class A	2,463,413	130,659
	Genpact Ltd.	2,981,548	128,057
	Flowserve Corp.	2,221,040	127,754
*	Axalta Coating Systems Ltd.	3,686,593	126,155
	Huntington Ingalls Industries Inc.	661,523	125,008
	Crane Co.	822,423	124,803
*	Middleby Corp.	909,410	123,180
*	XPO Inc.	934,727	122,589
	Berry Global Group Inc.	1,850,187	119,652
65

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	MKS Instruments Inc.	1,137,788	118,774
	Robert Half Inc.	1,658,272	116,842
	Esab Corp.	970,838	116,442
*	FTI Consulting Inc.	607,679	116,146
	Louisiana-Pacific Corp.	1,068,717	110,666
*	Mohawk Industries Inc.	907,068	108,059
	Ryder System Inc.	679,233	106,545
*	Beacon Roofing Supply Inc.	1,046,290	106,282
*	Summit Materials Inc. Class A	2,078,195	105,157
	MSA Safety Inc.	631,341	104,657
	Oshkosh Corp.	1,099,997	104,577
	Stanley Black & Decker Inc.	1,301,774	104,519
	Valmont Industries Inc.	338,730	103,878
*	Kirby Corp.	970,396	102,668
*	Aurora Innovation Inc. Class A	15,994,315	100,764
	AGCO Corp.	1,072,652	100,272
*	Knife River Corp.	957,089	97,279
	Moog Inc. Class A	486,635	95,789
	Watts Water Technologies Inc. Class A	462,866	94,101
	GATX Corp.	600,179	93,004
	Vontier Corp.	2,539,362	92,611
	Zurn Elkay Water Solutions Corp.	2,295,361	85,617
	Sealed Air Corp.	2,462,545	83,308
	Air Lease Corp. Class A	1,694,704	81,702
	Sonoco Products Co.	1,661,177	81,149
	Arcosa Inc.	824,620	79,774
*	Gates Industrial Corp. plc	3,875,726	79,724
	Boise Cascade Co.	649,276	77,173
	Belden Inc.	681,944	76,794
	Matson Inc.	561,464	75,708
	Silgan Holdings Inc.	1,444,289	75,175
	Brunswick Corp.	1,115,514	72,151
	Sensata Technologies Holding plc	2,528,611	69,284
	Primoris Services Corp.	862,664	65,908
	Brink's Co.	700,957	65,028
*,1	Joby Aviation Inc.	7,760,591	63,094
	HB Fuller Co.	923,543	62,321
	EnerSys	673,204	62,224
	Enpro Inc.	354,890	61,201
	Western Union Co.	5,710,736	60,534
*	Mirion Technologies Inc. Class A	3,431,098	59,873
	Korn Ferry	879,293	59,308
*	ASGN Inc.	709,835	59,158
	ESCO Technologies Inc.	435,367	57,995
	MSC Industrial Direct Co. Inc. Class A	756,112	56,474
*	GMS Inc.	664,168	56,341
*	Amentum Holdings Inc.	2,671,770	56,187
	Atmus Filtration Technologies Inc.	1,404,812	55,041
	ADT Inc.	7,923,895	54,754
	Griffon Corp.	768,024	54,737
*	Resideo Technologies Inc.	2,360,476	54,409
	ABM Industries Inc.	1,061,527	54,329
	Brady Corp. Class A	710,229	52,450
	Otter Tail Corp.	707,132	52,215
*	Hayward Holdings Inc.	3,277,018	50,106
	Terex Corp.	1,072,840	49,587
	Atkore Inc.	590,085	49,243
	Trinity Industries Inc.	1,389,052	48,756
	Crane NXT Co.	821,672	47,838
	Alight Inc. Class A	6,751,929	46,723
	Insperity Inc.	600,366	46,534
	McGrath RentCorp	415,068	46,413
	ManpowerGroup Inc.	793,505	45,801
*	OSI Systems Inc.	268,401	44,938
	Hub Group Inc. Class A	976,315	43,505
	UniFirst Corp.	253,807	43,424
	Albany International Corp. Class A	529,149	42,316
*	NCR Atleos Corp.	1,225,446	41,567
*	Dycom Industries Inc.	234,292	40,781
	AZZ Inc.	479,852	39,309
66

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
*	CoreCivic Inc.	1,771,025	38,502
	Standex International Corp.	204,367	38,215
	Maximus Inc.	509,116	38,006
*	Huron Consulting Group Inc.	299,903	37,266
	EVERTEC Inc.	1,075,396	37,133
	ArcBest Corp.	395,610	36,918
	Barnes Group Inc.	775,610	36,655
	Hillenbrand Inc.	1,187,470	36,550
	Werner Enterprises Inc.	992,683	35,657
*	AAR Corp.	575,787	35,284
	Granite Construction Inc.	369,884	32,443
*	Hillman Solutions Corp.	3,323,493	32,371
	Kennametal Inc.	1,314,044	31,563
	Greenbrier Cos. Inc.	503,649	30,718
	Vestis Corp.	1,890,451	28,810
*	O-I Glass Inc.	2,614,471	28,341
*	Everus Construction Group Inc.	409,765	26,942
	REV Group Inc.	835,124	26,615
	Apogee Enterprises Inc.	370,985	26,492
	H&E Equipment Services Inc.	526,136	25,760
	Greif Inc. Class A	414,994	25,364
	Helios Technologies Inc.	561,996	25,088
*	First Advantage Corp.	1,313,134	24,595
*	Air Transport Services Group Inc.	1,056,184	23,215
	TriNet Group Inc.	251,159	22,798
	Pitney Bowes Inc.	2,922,893	21,162
	Quanex Building Products Corp.	798,852	19,364
*	Cimpress plc	255,016	18,290
	Schneider National Inc. Class B	623,235	18,248
	Kforce Inc.	306,429	17,375
	Deluxe Corp.	748,463	16,908
*	Thermon Group Holdings Inc.	569,479	16,384
*	Proto Labs Inc.	414,367	16,198
	TriMas Corp.	651,612	16,023
*	BrightView Holdings Inc.	963,619	15,408
*	AMN Healthcare Services Inc.	643,712	15,398
	International Seaways Inc.	395,066	14,199
	Astec Industries Inc.	385,485	12,952
	Wabash National Corp.	696,016	11,923
*	JELD-WEN Holding Inc.	1,359,119	11,131
	Pactiv Evergreen Inc.	606,240	10,591
*	American Woodmark Corp.	120,896	9,615
	Hyster-Yale Inc.	166,274	8,468
*	Janus International Group Inc.	1,131,703	8,318
	Heartland Express Inc.	729,951	8,190
	Gorman-Rupp Co.	177,332	6,724
*	Forward Air Corp.	208,041	6,709
*	Triumph Group Inc.	326,928	6,100
*,1	Centuri Holdings Inc.	299,127	5,776
*	TaskUS Inc. Class A	293,091	4,965
	Kronos Worldwide Inc.	392,240	3,824
*	ZipRecruiter Inc. Class A	507,640	3,675
	Kelly Services Inc. Class A	259,861	3,622
	Greif Inc. Class B	36,202	2,456
			13,284,899
Real Estate (8.6%)
	Kimco Realty Corp.	11,396,524	267,021
	Regency Centers Corp.	3,068,494	226,854
	Gaming & Leisure Properties Inc.	4,406,883	212,235
	Camden Property Trust	1,803,531	209,282
*	Jones Lang LaSalle Inc.	802,081	203,039
	BXP Inc.	2,405,715	178,889
	Omega Healthcare Investors Inc.	4,563,501	172,729
	Federal Realty Investment Trust	1,436,361	160,801
	Brixmor Property Group Inc.	5,106,601	142,168
	EastGroup Properties Inc.	836,914	134,316
	NNN REIT Inc.	3,170,214	129,503
	Vornado Realty Trust	3,061,930	128,724
	Agree Realty Corp.	1,750,108	123,295
67

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Healthpeak Properties Inc.	5,912,323	119,843
	First Industrial Realty Trust Inc.	2,237,441	112,163
	STAG Industrial Inc.	3,080,426	104,180
	WP Carey Inc.	1,847,931	100,675
*	Zillow Group Inc. Class C	1,299,005	96,191
	Lamar Advertising Co. Class A	743,311	90,491
	Cousins Properties Inc.	2,732,685	83,729
	Macerich Co.	4,150,864	82,685
[1]	SL Green Realty Corp.	1,194,965	81,162
	Kilroy Realty Corp.	1,995,697	80,726
	Sabra Health Care REIT Inc.	3,999,695	69,275
	Rayonier Inc.	2,518,977	65,745
	Tanger Inc.	1,871,306	63,868
*	GEO Group Inc.	2,245,725	62,835
	COPT Defense Properties	1,905,185	58,965
	EPR Properties	1,280,317	56,692
	Apple Hospitality REIT Inc.	3,650,537	56,036
	Highwoods Properties Inc.	1,792,376	54,811
[1]	HA Sustainable Infrastructure Capital Inc.	2,009,690	53,920
	Douglas Emmett Inc.	2,830,684	52,537
	PotlatchDeltic Corp.	1,331,554	52,263
*	Cushman & Wakefield plc	3,879,570	50,745
	National Health Investors Inc.	729,511	50,555
	Broadstone Net Lease Inc.	3,187,605	50,555
*	Compass Inc. Class A	8,627,024	50,468
	Acadia Realty Trust	2,022,635	48,867
	Park Hotels & Resorts Inc.	3,315,072	46,643
	Urban Edge Properties	2,110,954	45,386
	Outfront Media Inc.	2,433,535	43,171
	Sunstone Hotel Investors Inc.	3,396,471	40,214
	Phillips Edison & Co. Inc.	1,036,304	38,820
	LXP Industrial Trust	4,730,019	38,408
	Curbline Properties Corp.	1,595,117	37,039
	Retail Opportunity Investments Corp.	2,066,202	35,869
[1]	Medical Properties Trust Inc.	8,629,478	34,086
	DigitalBridge Group Inc.	2,942,014	33,186
	DiamondRock Hospitality Co.	3,334,045	30,106
	Newmark Group Inc. Class A	2,152,330	27,571
	LTC Properties Inc.	765,150	26,436
	Getty Realty Corp.	837,096	25,222
	Global Net Lease Inc.	3,315,008	24,200
	Empire State Realty Trust Inc. Class A	2,242,081	23,138
*	Zillow Group Inc. Class A	324,718	23,006
	Elme Communities	1,487,897	22,720
	Veris Residential Inc.	1,334,969	22,201
	JBG SMITH Properties	1,428,273	21,953
	Alexander & Baldwin Inc.	1,227,905	21,783
	Uniti Group Inc.	3,920,554	21,563
*	Apartment Investment & Management Co. Class A	2,268,898	20,624
	American Assets Trust Inc.	772,206	20,278
	Piedmont Office Realty Trust Inc. Class A	2,096,435	19,182
	Centerspace	280,149	18,532
	InvenTrust Properties Corp.	610,405	18,392
	Brandywine Realty Trust	2,773,280	15,530
	Marcus & Millichap Inc.	393,709	15,063
	Xenia Hotels & Resorts Inc.	860,638	12,789
	SITE Centers Corp.	797,747	12,198
	Saul Centers Inc.	204,301	7,927
*	Forestar Group Inc.	299,754	7,770
[1]	eXp World Holdings Inc.	648,185	7,461
	Summit Hotel Properties Inc.	867,310	5,941
	Bridge Investment Group Holdings Inc. Class A	633,567	5,322
	RMR Group Inc. Class A	255,925	5,282
	Hudson Pacific Properties Inc.	1,195,255	3,622
	Alexander's Inc.	17,421	3,485
	Service Properties Trust	1,340,051	3,404
	Equity Commonwealth	863,868	1,529
*,2	Spirit MTA REIT	334,911	30
			5,025,920
68

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
Technology (6.2%)
	Jabil Inc.	1,812,345	260,796
*	F5 Inc.	990,929	249,189
*	EPAM Systems Inc.	910,957	213,000
	Leidos Holdings Inc.	1,127,917	162,488
*	CACI International Inc. Class A	378,827	153,069
*	Kyndryl Holdings Inc.	3,926,687	135,863
	KBR Inc.	2,252,547	130,490
	TD SYNNEX Corp.	1,078,897	126,533
	Skyworks Solutions Inc.	1,350,412	119,755
*	Qorvo Inc.	1,598,114	111,756
*	Arrow Electronics Inc.	889,132	100,579
	Science Applications International Corp.	837,202	93,582
*	CCC Intelligent Solutions Holdings Inc.	7,930,751	93,028
*	Cirrus Logic Inc.	898,381	89,461
*	Insight Enterprises Inc.	536,998	81,677
	Avnet Inc.	1,469,896	76,905
*	Rubrik Inc. Class A	1,167,741	76,324
*	Parsons Corp.	807,857	74,525
*	Plexus Corp.	458,029	71,672
	Dun & Bradstreet Holdings Inc.	5,598,259	69,754
*	Sanmina Corp.	866,145	65,541
*	DXC Technology Co.	3,060,306	61,145
*	Maplebear Inc.	1,303,874	54,006
*,1	SoundHound AI Inc. Class A	2,703,475	53,637
	Amkor Technology Inc.	2,084,600	53,553
*	IAC Inc.	1,224,517	52,826
*	Synaptics Inc.	677,255	51,688
*	Teradata Corp.	1,617,881	50,397
	Progress Software Corp.	725,329	47,255
*	Informatica Inc. Class A	1,766,631	45,809
*	RingCentral Inc. Class A	1,292,991	45,268
*	TTM Technologies Inc.	1,637,711	40,533
	Concentrix Corp.	931,460	40,304
*	Ziff Davis Inc.	722,601	39,266
	Vishay Intertechnology Inc.	2,092,043	35,439
*	NCR Voyix Corp.	2,467,696	34,153
*	Blackbaud Inc.	428,679	31,688
*	IPG Photonics Corp.	402,179	29,246
*	Verint Systems Inc.	1,048,229	28,774
*,1	Trump Media & Technology Group Corp.	824,515	28,116
	Benchmark Electronics Inc.	578,144	26,248
*	NetScout Systems Inc.	1,151,845	24,949
	Adeia Inc.	1,754,778	24,532
	CSG Systems International Inc.	467,254	23,881
*	ScanSource Inc.	362,426	17,197
	Xerox Holdings Corp.	1,884,635	15,888
*	Core Scientific Inc.	1,061,079	14,908
*	MaxLinear Inc. Class A	641,683	12,693
	Shutterstock Inc.	412,320	12,514
	SolarWinds Corp.	864,326	12,317
*	E2open Parent Holdings Inc.	4,179,368	11,117
*	Bumble Inc. Class A	1,280,598	10,424
*	Couchbase Inc.	652,923	10,179
*	Vimeo Inc.	1,190,189	7,617
*,1	ServiceTitan Inc. Class A	64,114	6,595
*	N-able Inc.	555,773	5,191
*	Getty Images Holdings Inc.	1,041,157	2,249
*	SecureWorks Corp. Class A	87,705	742
*,1	Ingram Micro Holding Corp.	9,369	182
			3,618,513
Telecommunications (1.2%)
	Juniper Networks Inc.	5,597,395	209,623
*	Frontier Communications Parent Inc.	4,209,853	146,082
*	Lumen Technologies Inc.	15,442,604	82,000
*,1	AST SpaceMobile Inc. Class A	2,538,731	53,567
	Telephone & Data Systems Inc.	1,523,222	51,957
*	EchoStar Corp. Class A	2,018,909	46,233
*	Viavi Solutions Inc.	3,750,001	37,875
69

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Cable One Inc.	75,995	27,519
*	United States Cellular Corp.	268,810	16,860
*	Viasat Inc.	1,953,559	16,625
*	Altice USA Inc. Class A	3,745,825	9,027
			697,368
Utilities (5.0%)
	Atmos Energy Corp.	2,439,154	339,701
	NRG Energy Inc.	3,424,648	308,972
	Essential Utilities Inc.	4,642,022	168,598
	Pinnacle West Capital Corp.	1,922,206	162,945
	AES Corp.	12,020,615	154,705
	NiSource Inc.	3,945,419	145,034
	OGE Energy Corp.	3,397,213	140,135
	Evergy Inc.	1,844,963	113,557
	UGI Corp.	3,629,706	102,467
	IDACORP Inc.	900,589	98,416
	National Fuel Gas Co.	1,535,457	93,172
*	Talen Energy Corp.	429,892	86,610
	New Jersey Resources Corp.	1,686,654	78,682
	Portland General Electric Co.	1,782,832	77,767
	TXNM Energy Inc.	1,524,949	74,982
	Southwest Gas Holdings Inc.	1,029,382	72,788
	Black Hills Corp.	1,209,989	70,809
	ONE Gas Inc.	957,799	66,328
	ALLETE Inc.	977,498	63,342
	Spire Inc.	927,641	62,922
	MDU Resources Group Inc.	3,274,593	59,008
	MGE Energy Inc.	612,117	57,515
	Northwestern Energy Group Inc.	1,036,578	55,415
	American States Water Co.	638,963	49,660
	Avista Corp.	1,338,675	49,036
	Clearway Energy Inc. Class C	1,399,671	36,391
*	Hawaiian Electric Industries Inc.	2,915,571	28,369
	Northwest Natural Holding Co.	678,462	26,840
*,1	NuScale Power Corp.	1,367,218	24,514
	Clearway Energy Inc. Class A	585,897	14,325
	Excelerate Energy Inc. Class A	266,627	8,065
			2,891,070
Total Common Stocks (Cost $43,252,166)			58,075,027
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[3,4]	Vanguard Market Liquidity Fund, 4.466% (Cost $614,689)	6,150,185	615,019
Total Investments (100.6%) (Cost $43,866,855)			58,690,046
Other Assets and Liabilities—Net (-0.6%)			(357,977)
Net Assets (100%)			58,332,069
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $421,425,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $450,281,000 was received for securities on loan.
REIT—Real Estate Investment Trust.
70

Small-Cap Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2025	812	91,342	(1,208)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Atmos Energy Corp.	1/31/25	CITNA	28,448	(4.483)	—	(2,205)
Blackstone Mortgage Trust Inc. Class A	1/31/25	GSI	9,173	(4.354)	—	(606)
Dick's Sporting Goods Inc.	1/31/25	CITNA	53,882	(4.483)	5,707	—
Williams-Sonoma Inc.	1/31/25	CITNA	77,409	(4.483)	5,642	—
					11,349	(2,811)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
At December 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $10,859,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
71

Small-Cap Value Index Fund
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $43,252,166)	58,075,027
Affiliated Issuers (Cost $614,689)	615,019
Total Investments in Securities	58,690,046
Investment in Vanguard	1,658
Cash	34,898
Cash Collateral Pledged—Futures Contracts	3,460
Cash Collateral Pledged—Over-the-Counter Swap Contracts	620
Receivables for Investment Securities Sold	2,220
Receivables for Accrued Income	88,024
Receivables for Capital Shares Issued	14,901
Variation Margin Receivable—Futures Contracts	44
Unrealized Appreciation—Over-the-Counter Swap Contracts	11,349
Total Assets	58,847,220
Liabilities
Payables for Investment Securities Purchased	33,862
Collateral for Securities on Loan	450,281
Payables for Capital Shares Redeemed	26,420
Payables to Vanguard	1,777
Unrealized Depreciation—Over-the-Counter Swap Contracts	2,811
Total Liabilities	515,151
Net Assets	58,332,069
1 Includes $421,425,000 of securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.
72

Small-Cap Value Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2024, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	49,954,496
Total Distributable Earnings (Loss)	8,377,573
Net Assets	58,332,069

Investor Shares—Net Assets
Applicable to 2,046,151 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	97,269
Net Asset Value Per Share—Investor Shares	$47.54

ETF Shares—Net Assets
Applicable to 157,001,002 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	31,120,126
Net Asset Value Per Share—ETF Shares	$198.22

Admiral™ Shares—Net Assets
Applicable to 245,261,894 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,889,414
Net Asset Value Per Share—Admiral Shares	$85.17

Institutional Shares—Net Assets
Applicable to 130,764,850 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,225,260
Net Asset Value Per Share—Institutional Shares	$47.61
See accompanying Notes, which are an integral part of the Financial Statements.
73

Small-Cap Value Index Fund
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Dividends[1]	1,128,757
Interest[2]	10,470
Securities Lending—Net	16,027
Total Income	1,155,254
Expenses
The Vanguard Group—Note B
Investment Advisory Services	997
Management and Administrative—Investor Shares	178
Management and Administrative—ETF Shares	16,373
Management and Administrative—Admiral Shares	12,385
Management and Administrative—Institutional Shares	2,939
Marketing and Distribution—Investor Shares	5
Marketing and Distribution—ETF Shares	1,209
Marketing and Distribution—Admiral Shares	833
Marketing and Distribution—Institutional Shares	193
Custodian Fees	369
Auditing Fees	39
Shareholders’ Reports and Proxy Fees—Investor Shares	1
Shareholders’ Reports and Proxy Fees—ETF Shares	1,943
Shareholders’ Reports and Proxy Fees—Admiral Shares	443
Shareholders’ Reports and Proxy Fees—Institutional Shares	224
Trustees’ Fees and Expenses	32
Other Expenses	20
Total Expenses	38,183
Net Investment Income	1,117,071
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	1,511,653
Futures Contracts	13,931
Swap Contracts	56,002
Realized Net Gain (Loss)	1,581,586
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	3,670,929
Futures Contracts	(2,723)
Swap Contracts	(3,216)
Change in Unrealized Appreciation (Depreciation)	3,664,990
Net Increase (Decrease) in Net Assets Resulting from Operations	6,363,647
1	Dividends are net of foreign withholding taxes of $587,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $10,125,000, $33,000, and $107,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $2,395,813,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
74

Small-Cap Value Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,117,071	1,108,044
Realized Net Gain (Loss)	1,581,586	1,330,122
Change in Unrealized Appreciation (Depreciation)	3,664,990	4,746,956
Net Increase (Decrease) in Net Assets Resulting from Operations	6,363,647	7,185,122
Distributions
Investor Shares	(1,860)	(2,615)
ETF Shares	(599,192)	(573,501)
Admiral Shares	(413,920)	(412,279)
Institutional Shares	(120,837)	(118,067)
Total Distributions	(1,135,809)	(1,106,462)
Capital Share Transactions
Investor Shares	(24,381)	(51,145)
ETF Shares	1,336,233	124,360
Admiral Shares	(463,786)	(361,227)
Institutional Shares	123,628	105,555
Net Increase (Decrease) from Capital Share Transactions	971,694	(182,457)
Total Increase (Decrease)	6,199,532	5,896,203
Net Assets
Beginning of Period	52,132,537	46,236,334
End of Period	58,332,069	52,132,537
See accompanying Notes, which are an integral part of the Financial Statements.
75

Small-Cap Value Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$43.17	$38.09	$42.87	$34.08	$32.86
Investment Operations
Net Investment Income[1]	.861	.855	.722	.724	.550
Net Realized and Unrealized Gain (Loss) on Investments	4.393	5.089	(4.777)	8.767	1.208
Total from Investment Operations	5.254	5.944	(4.055)	9.491	1.758
Distributions
Dividends from Net Investment Income	(.884)	(.864)	(.725)	(.701)	(.538)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.884)	(.864)	(.725)	(.701)	(.538)
Net Asset Value, End of Period	$47.54	$43.17	$38.09	$42.87	$34.08
Total Return[2]	12.25%	15.86%	-9.43%	27.96%	5.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$97	$112	$149	$208	$234
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%[3]	0.19%[3]	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.89%	2.18%	1.83%	1.78%	1.98%
Portfolio Turnover Rate[4]	16%	16%	13%	16%	26%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.19%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
76

Small-Cap Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$180.00	$158.84	$178.77	$142.13	$137.05
Investment Operations
Net Investment Income[1]	3.865	3.809	3.273	3.131	2.584
Net Realized and Unrealized Gain (Loss) on Investments	18.275	21.159	(19.975)	36.640	4.884
Total from Investment Operations	22.140	24.968	(16.702)	39.771	7.468
Distributions
Dividends from Net Investment Income	(3.920)	(3.808)	(3.228)	(3.131)	(2.388)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.920)	(3.808)	(3.228)	(3.131)	(2.388)
Net Asset Value, End of Period	$198.22	$180.00	$158.84	$178.77	$142.13
Total Return	12.39%	16.00%	-9.29%	28.07%	5.82%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$31,120	$27,036	$23,786	$26,854	$17,837
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[2]	0.07%[2]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.02%	2.33%	1.99%	1.84%	2.23%
Portfolio Turnover Rate[3]	16%	16%	13%	16%	26%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
77

Small-Cap Value Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$77.34	$68.25	$76.81	$61.07	$58.89
Investment Operations
Net Investment Income[1]	1.654	1.630	1.403	1.381	1.058
Net Realized and Unrealized Gain (Loss) on Investments	7.860	9.096	(8.576)	15.704	2.148
Total from Investment Operations	9.514	10.726	(7.173)	17.085	3.206
Distributions
Dividends from Net Investment Income	(1.684)	(1.636)	(1.387)	(1.345)	(1.026)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.684)	(1.636)	(1.387)	(1.345)	(1.026)
Net Asset Value, End of Period	$85.17	$77.34	$68.25	$76.81	$61.07
Total Return[2]	12.39%	15.99%	-9.31%	28.09%	5.85%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,889	$19,421	$17,505	$19,307	$14,314
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[3]	0.07%[3]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.02%	2.32%	1.99%	1.89%	2.13%
Portfolio Turnover Rate[4]	16%	16%	13%	16%	26%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
78

Small-Cap Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$43.23	$38.15	$42.94	$34.14	$32.92
Investment Operations
Net Investment Income[1]	.930	.915	.796	.781	.597
Net Realized and Unrealized Gain (Loss) on Investments	4.396	5.083	(4.806)	8.775	1.199
Total from Investment Operations	5.326	5.998	(4.010)	9.556	1.796
Distributions
Dividends from Net Investment Income	(.946)	(.918)	(.780)	(.756)	(.576)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.946)	(.918)	(.780)	(.756)	(.576)
Net Asset Value, End of Period	$47.61	$43.23	$38.15	$42.94	$34.14
Total Return	12.41%	15.99%	-9.31%	28.11%	5.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,225	$5,564	$4,797	$4,733	$3,774
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%[2]	0.06%[2]	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.03%	2.33%	2.02%	1.91%	2.14%
Portfolio Turnover Rate[3]	16%	16%	13%	16%	26%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
79

Small-Cap Value Index Fund
Notes to Financial Statements
Vanguard Small-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
80

Small-Cap Value Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2024, the fund had contributed to Vanguard capital in the amount of $1,658,000, representing less than 0.01% of the fund’s net assets and 0.66% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
81

Small-Cap Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	58,074,997	—	30	58,075,027
Temporary Cash Investments	615,019	—	—	615,019
Total	58,690,016	—	30	58,690,046

Derivative Financial Instruments
Assets
Swap Contracts	—	11,349	—	11,349
Liabilities
Futures Contracts[1]	(1,208)	—	—	(1,208)
Swap Contracts	—	(2,811)	—	(2,811)
Total	(1,208)	(2,811)	—	(4,019)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, passive foreign investment companies, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	2,396,262
Total Distributable Earnings (Loss)	(2,396,262)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	51,594
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	14,765,429
Capital Loss Carryforwards	(6,466,169)
Qualified Late-Year Losses	—
Other Temporary Differences	26,719
Total	8,377,573
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	1,135,809	1,106,462
Long-Term Capital Gains	—	—
Total	1,135,809	1,106,462
*	Includes short-term capital gains, if any.
82

Small-Cap Value Index Fund
As of December 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	43,924,617
Gross Unrealized Appreciation	18,177,062
Gross Unrealized Depreciation	(3,411,633)
Net Unrealized Appreciation (Depreciation)	14,765,429
E.  During the year ended December 31, 2024, the fund purchased $8,919,913,000 of investment securities and sold $8,743,148,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $5,828,182,000 and $4,950,540,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2024, such purchases were $4,642,569,000 and sales were $1,236,011,000, resulting in net realized gain of $3,429,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	12,423	271	10,700	270
Issued in Lieu of Cash Distributions	1,860	40	2,615	67
Redeemed	(38,664)	(865)	(64,460)	(1,642)
Net Increase (Decrease)—Investor Shares	(24,381)	(554)	(51,145)	(1,305)
ETF Shares
Issued	6,313,921	33,374	5,641,115	34,285
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,977,688)	(26,575)	(5,516,755)	(33,825)
Net Increase (Decrease)—ETF Shares	1,336,233	6,799	124,360	460
Admiral Shares
Issued	2,487,518	30,384	2,405,153	34,163
Issued in Lieu of Cash Distributions	362,128	4,394	360,909	5,150
Redeemed	(3,313,432)	(40,615)	(3,127,289)	(44,688)
Net Increase (Decrease)—Admiral Shares	(463,786)	(5,837)	(361,227)	(5,375)
Institutional Shares
Issued	1,091,213	23,554	804,902	20,622
Issued in Lieu of Cash Distributions	116,110	2,519	113,084	2,885
Redeemed	(1,083,695)	(24,011)	(812,431)	(20,535)
Net Increase (Decrease)—Institutional Shares	123,628	2,062	105,555	2,972
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief
83

Small-Cap Value Index Fund
executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
84

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund (three of the funds constituting Vanguard Index Funds, hereafter collectively referred to as the "Funds") as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
85

Tax information (unaudited)
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction for corporate shareholders.
Fund	Percentage
Small-Cap Index Fund	72.4%
Small-Cap Growth Index Fund	70.0
Small-Cap Value Index Fund	70.7
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for the fiscal year.
Fund	($000)
Small-Cap Index Fund	1,531,493
Small-Cap Growth Index Fund	150,538
Small-Cap Value Index Fund	848,607
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
Small-Cap Index Fund	6,619
Small-Cap Growth Index Fund	2,064
Small-Cap Value Index Fund	5,700
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified business income under section 199A for the fiscal year.
Fund	($000)
Small-Cap Index Fund	408,142
Small-Cap Growth Index Fund	46,765
Small-Cap Value Index Fund	210,412

Q480 022025
86

Financial Statements
For the year ended December 31, 2024
Vanguard U.S. Stock Index Funds
Mid-Capitalization Portfolios
Vanguard Extended Market Index Fund
Vanguard Mid-Cap Index Fund
Vanguard Mid-Cap Growth Index Fund
Vanguard Mid-Cap Value Index Fund

Contents
Extended Market Index Fund	1
Mid-Cap Index Fund	68
Mid-Cap Growth Index Fund	88
Mid-Cap Value Index Fund	102
Report of Independent Registered Public Accounting Firm	117
Tax information	118

Extended Market Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Communication Services (4.3%)
*	Trade Desk Inc. Class A	6,800,602	799,275
*	ROBLOX Corp. Class A	8,096,547	468,466
*	Liberty Media Corp.-Liberty Formula One Class C	3,395,183	314,598
*	Pinterest Inc. Class A	8,991,118	260,742
*	Reddit Inc. Class A	1,542,228	252,062
*	Snap Inc. Class A	16,181,159	174,271
*	Roku Inc. Class A	1,940,822	144,281
*	TKO Group Holdings Inc. Class A	1,007,823	143,222
*	Liberty Broadband Corp. Class C	1,781,682	133,199
	New York Times Co. Class A	2,470,127	128,570
*	Frontier Communications Parent Inc.	3,359,499	116,575
[1]	Endeavor Group Holdings Inc. Class A	2,856,288	89,373
*	Lumen Technologies Inc.	15,392,345	81,733
[1]	Sirius XM Holdings Inc.	3,329,823	75,920
	Nexstar Media Group Inc. Class A	442,559	69,911
	Warner Music Group Corp. Class A	2,151,046	66,682
*	Madison Square Garden Sports Corp.	252,940	57,083
*,1	AST SpaceMobile Inc. Class A	2,434,193	51,361
	Iridium Communications Inc.	1,743,441	50,595
*	Cinemark Holdings Inc.	1,617,501	50,110
	Telephone & Data Systems Inc.	1,468,578	50,093
	Cogent Communications Holdings Inc.	638,209	49,187
*	Liberty Media Corp.-Liberty Live Class C	719,136	48,944
*	Cargurus Inc. Class A	1,323,195	48,350
*,1	Trump Media & Technology Group Corp.	1,383,176	47,166
*	IAC Inc.	1,076,005	46,419
	TEGNA Inc.	2,447,660	44,768
*	ZoomInfo Technologies Inc. Class A	4,144,200	43,555
*	EchoStar Corp. Class A	1,840,307	42,143
*	Liberty Global Ltd. Class C	3,147,054	41,352
*	Yelp Inc. Class A	1,004,494	38,874
*	Ziff Davis Inc.	650,964	35,373
*	Magnite Inc.	1,884,791	30,006
*	Liberty Media Corp.-Liberty Formula One Class A	334,337	28,098
	John Wiley & Sons Inc. Class A	636,123	27,805
	Cable One Inc.	69,721	25,247
*	TripAdvisor Inc.	1,700,184	25,112
*	Globalstar Inc.	11,574,764	23,960
*	AMC Entertainment Holdings Inc. Class A	5,757,754	22,916
*	Liberty Global Ltd. Class A	1,782,341	22,743
*	Madison Square Garden Entertainment Corp. Class A	623,406	22,193
*	QuinStreet Inc.	856,364	19,756
*	Liberty Media Corp.-Liberty Live Class A	284,118	18,911
*	Atlanta Braves Holdings Inc. Class C	465,000	17,791
*	Sphere Entertainment Co.	415,867	16,768
*,1	Rumble Inc.	1,271,784	16,546
*	Cars.com Inc.	911,649	15,799
	IDT Corp. Class B	319,311	15,174
*	Vimeo Inc.	2,355,510	15,075
*	United States Cellular Corp.	217,981	13,672
*	Lions Gate Entertainment Corp. Class B	1,710,203	12,912
*	Liberty Broadband Corp. Class A	163,731	12,175
*	Integral Ad Science Holding Corp.	1,078,020	11,254
	Shutterstock Inc.	361,965	10,986
*	Bumble Inc. Class A	1,337,968	10,891
*,1	Atlanta Braves Holdings Inc. Class A	263,217	10,739
*	Liberty Latin America Ltd. Class C	1,599,761	10,142
*	Thryv Holdings Inc.	675,311	9,995
*	Stagwell Inc. Class A	1,518,470	9,991

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Lions Gate Entertainment Corp. Class A	1,110,339	9,482
*	National CineMedia Inc.	1,395,051	9,263
*	Gannett Co. Inc.	1,826,324	9,241
	Sinclair Inc.	570,559	9,209
*	Altice USA Inc. Class A	3,756,698	9,054
*	PubMatic Inc. Class A	616,035	9,050
*	Anterix Inc.	282,797	8,673
	Shenandoah Telecommunications Co.	680,888	8,586
*	EverQuote Inc. Class A	417,975	8,355
*	ZipRecruiter Inc. Class A	1,139,207	8,248
*	TechTarget Inc.	411,401	8,154
	Marcus Corp.	370,863	7,974
	Scholastic Corp.	364,158	7,767
*	Nextdoor Holdings Inc.	3,195,182	7,573
*	Clear Channel Outdoor Holdings Inc.	5,078,041	6,957
*	Bandwidth Inc. Class A	404,999	6,893
*	Gogo Inc.	850,439	6,880
*	Ibotta Inc. Class A	102,694	6,683
*	Grindr Inc.	366,856	6,545
*,1	Vivid Seats Inc. Class A	1,394,753	6,458
*	fuboTV Inc.	4,872,036	6,139
*	Liberty Latin America Ltd. Class A	927,982	5,902
*	MediaAlpha Inc. Class A	509,465	5,752
*	Innovid Corp.	1,815,143	5,609
	Playtika Holding Corp.	796,252	5,526
	Spok Holdings Inc.	318,385	5,110
*	Reservoir Media Inc.	546,834	4,949
*	Boston Omaha Corp. Class A	335,432	4,756
*	AMC Networks Inc. Class A	470,197	4,655
	Gray Television Inc.	1,330,897	4,192
*	TrueCar Inc.	1,123,879	4,192
*	WideOpenWest Inc.	773,783	3,838
*,1	Lionsgate Studios Corp.	471,025	3,580
*	Eventbrite Inc. Class A	1,052,184	3,535
*	Outbrain Inc.	475,801	3,416
*	iHeartMedia Inc. Class A	1,657,686	3,282
*	Playstudios Inc.	1,760,344	3,274
*,1	Webtoon Entertainment Inc.	212,439	2,885
*	Cardlytics Inc.	776,564	2,881
	ATN International Inc.	170,125	2,860
*	Advantage Solutions Inc.	888,883	2,595
*	Travelzoo	106,066	2,116
*	EW Scripps Co. Class A	934,720	2,066
	Entravision Communications Corp. Class A	853,836	2,006
*,1	PSQ Holdings Inc. Class A	441,935	2,006
*	Angi Inc. Class A	1,204,201	1,999
*	LiveOne Inc.	1,130,575	1,662
	Townsquare Media Inc. Class A	179,639	1,633
	Emerald Holding Inc.	331,961	1,600
*	Getty Images Holdings Inc.	611,978	1,322
*	Lee Enterprises Inc.	69,387	1,025
*,1	Skillz Inc. Class A	202,677	1,019
*	DHI Group Inc.	571,362	1,011
*	Gaia Inc. Class A	194,494	873
	Saga Communications Inc. Class A	69,605	768
*	Marchex Inc. Class B	400,912	702
*,1	Golden Matrix Group Inc.	337,201	668
*,1,2	NII Holdings Inc.	1,297,367	649
*	BuzzFeed Inc. Class A	236,564	632
	CuriosityStream Inc.	392,619	601
*	Cineverse Corp. Class A	153,815	561
*,1	Mega Matrix Inc.	396,268	551
*	IZEA Worldwide Inc.	196,466	540
*	Harte Hanks Inc.	101,383	522
*	Zedge Inc. Class B	160,996	433
*	Reading International Inc. Class A	253,566	335
*	SPAR Group Inc.	161,001	312
*	Urban One Inc. Class A	202,586	312
	DallasNews Corp.	40,189	299
*	KORE Group Holdings Inc.	90,075	290

Extended Market Index Fund
		Shares	Market Value• ($000)
*	comScore Inc.	49,239	288
*	Arena Group Holdings Inc.	201,260	270
*	Fluent Inc.	106,592	269
*	Kartoon Studios Inc.	445,651	263
*	SurgePays Inc.	147,196	262
*,1	System1 Inc.	292,042	262
*	Paltalk Inc.	99,785	199
*	Creative Realities Inc.	67,377	165
*	Cumulus Media Inc. Class A	227,161	148
*	PodcastOne Inc.	45,954	102
*	Stran & Co. Inc.	106,525	96
*,1	Direct Digital Holdings Inc. Class A	45,658	73
*	Mediaco Holding Inc. Class A	47,441	54
*	Dolphin Entertainment Inc.	45,077	48
*,1	Hwh International Inc.	52,085	33
*	Beasley Broadcast Group Inc. Class A	3,345	31
*	NextPlat Corp.	26,703	29
*,1	Leafly Holdings Inc.	18,287	29
*	Snail Inc. Class A	11,787	22
*	Reading International Inc. Class B	1,889	15
*	Urban One Inc.	14,550	14
*	Motorsport Games Inc. Class A	10,638	14
*	Super League Enterprise Inc.	20,785	13
*,1	Society Pass Inc.	6,415	6
*	Moving Image Technologies Inc.	3,471	2
*,1	Asset Entities Inc. Class B	1,860	1
*	Giftify Inc.	627	1
*,2	GCI Liberty Inc.	1,322,036	—
			4,822,105
Consumer Discretionary (12.0%)
*	DoorDash Inc. Class A	5,061,555	849,076
*	Flutter Entertainment plc	2,693,319	696,088
*	Carvana Co. Class A	1,788,692	363,748
	Williams-Sonoma Inc.	1,912,538	354,164
*	DraftKings Inc. Class A	7,386,942	274,794
*	Burlington Stores Inc.	952,474	271,512
	Dick's Sporting Goods Inc.	875,422	200,332
*	GameStop Corp. Class A	6,153,010	192,835
	Toll Brothers Inc.	1,521,942	191,689
*	Duolingo Inc. Class A	574,123	186,148
	Texas Roadhouse Inc. Class A	1,006,637	181,628
	Service Corp. International	2,187,294	174,590
*	Floor & Decor Holdings Inc. Class A	1,627,484	162,260
	Aramark	3,986,362	148,731
	Tempur Sealy International Inc.	2,621,456	148,610
	Churchill Downs Inc.	1,109,596	148,175
*,1	Rivian Automotive Inc. Class A	11,092,629	147,532
	Lithia Motors Inc. Class A	403,667	144,283
	Murphy USA Inc.	277,776	139,374
*	Cava Group Inc.	1,229,349	138,671
*	TopBuild Corp.	444,619	138,428
*	Skechers USA Inc. Class A	1,991,356	133,899
	Bath & Body Works Inc.	3,322,795	128,825
*	Planet Fitness Inc. Class A	1,274,236	125,984
	Wingstop Inc.	442,271	125,693
	Wyndham Hotels & Resorts Inc.	1,178,721	118,803
*	Abercrombie & Fitch Co. Class A	774,479	115,761
*	Light & Wonder Inc.	1,336,391	115,437
	H&R Block Inc.	2,072,150	109,492
	VF Corp.	5,012,721	107,573
	Vail Resorts Inc.	568,250	106,518
	Autoliv Inc.	1,101,674	103,326
*	Ollie's Bargain Outlet Holdings Inc.	928,605	101,896
	Hyatt Hotels Corp. Class A	636,448	99,910
	Gentex Corp.	3,447,761	99,054
*	Bright Horizons Family Solutions Inc.	880,956	97,654
*	Crocs Inc.	881,850	96,589
	Whirlpool Corp.	835,508	95,649
*	Taylor Morrison Home Corp. Class A	1,552,409	95,023

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Modine Manufacturing Co.	793,680	92,011
*	Mattel Inc.	5,120,490	90,786
*	Etsy Inc.	1,709,570	90,419
*	Dutch Bros Inc. Class A	1,721,446	90,169
*	RH	227,190	89,420
*	Brinker International Inc.	672,271	88,935
	PVH Corp.	840,227	88,854
*	Five Below Inc.	832,718	87,402
	Meritage Homes Corp.	548,973	84,443
	Group 1 Automotive Inc.	196,723	82,915
	Gap Inc.	3,361,361	79,429
*	Shake Shack Inc. Class A	608,886	79,033
	Lear Corp.	824,645	78,094
	Thor Industries Inc.	806,324	77,173
*	Chewy Inc. Class A	2,185,219	73,183
	Boyd Gaming Corp.	997,650	72,370
*	Asbury Automotive Group Inc.	296,331	72,017
	Macy's Inc.	4,212,477	71,317
*	Grand Canyon Education Inc.	433,786	71,054
*	Champion Homes Inc.	798,893	70,382
*	Valvoline Inc.	1,943,979	70,333
*	Boot Barn Holdings Inc.	462,966	70,288
	KB Home	1,065,629	70,033
	Six Flags Entertainment Corp.	1,408,245	67,863
*	Stride Inc.	647,048	67,248
*	Wayfair Inc. Class A	1,512,906	67,052
*	AutoNation Inc.	393,922	66,904
	Brunswick Corp.	999,969	64,678
	Kontoor Brands Inc.	745,675	63,688
	Newell Brands Inc.	6,328,382	63,031
*	Frontdoor Inc.	1,147,593	62,739
	Installed Building Products Inc.	352,464	61,769
	Academy Sports & Outdoors Inc.	1,068,232	61,455
*	Cavco Industries Inc.	122,909	54,846
*	M/I Homes Inc.	411,412	54,697
*,1	Lucid Group Inc. Class A	18,010,980	54,393
	Signet Jewelers Ltd.	668,143	53,926
*	Dorman Products Inc.	412,224	53,404
	Harley-Davidson Inc.	1,741,248	52,464
	Travel + Leisure Co.	1,031,719	52,050
*	Adtalem Global Education Inc.	567,589	51,565
*	Tri Pointe Homes Inc.	1,408,362	51,067
*	Sweetgreen Inc. Class A	1,567,269	50,247
*	YETI Holdings Inc.	1,290,429	49,694
*	Victoria's Secret & Co.	1,191,778	49,363
[1]	Choice Hotels International Inc.	339,104	48,146
*	Peloton Interactive Inc. Class A	5,527,712	48,091
*	Urban Outfitters Inc.	856,389	46,999
	Steven Madden Ltd.	1,093,122	46,480
	Polaris Inc.	789,483	45,490
	Graham Holdings Co. Class B	51,230	44,668
*	Penn Entertainment Inc.	2,251,836	44,631
	American Eagle Outfitters Inc.	2,662,240	44,380
*	Hanesbrands Inc.	5,348,733	43,539
	Marriott Vacations Worldwide Corp.	484,528	43,511
	Advance Auto Parts Inc.	906,747	42,880
	Penske Automotive Group Inc.	277,769	42,343
	Wendy's Co.	2,590,427	42,224
	Patrick Industries Inc.	500,847	41,610
	Columbia Sportswear Co.	483,972	40,620
	LCI Industries	384,394	39,742
*	Goodyear Tire & Rubber Co.	4,343,410	39,091
*	Capri Holdings Ltd.	1,797,295	37,851
*	Laureate Education Inc.	2,038,081	37,277
*	Hilton Grand Vacations Inc.	948,771	36,955
	ADT Inc.	5,346,973	36,948
*	Visteon Corp.	416,135	36,920
	Nordstrom Inc.	1,469,415	35,486
	Red Rock Resorts Inc. Class A	750,853	34,719
	Strategic Education Inc.	370,349	34,598

Extended Market Index Fund
		Shares	Market Value• ($000)
	Cheesecake Factory Inc.	718,351	34,079
*	Warby Parker Inc. Class A	1,347,733	32,629
	OneSpaWorld Holdings Ltd.	1,566,403	31,171
	Phinia Inc.	641,050	30,879
	Century Communities Inc.	415,054	30,448
*,1	Mobileye Global Inc. Class A	1,515,809	30,195
	Carter's Inc.	550,725	29,844
*,1	QuantumScape Corp. Class A	5,693,587	29,550
	Acushnet Holdings Corp.	413,732	29,408
*	Under Armour Inc. Class C	3,823,991	28,527
*	LGI Homes Inc.	314,147	28,085
	La-Z-Boy Inc.	637,768	27,788
*	Sonos Inc.	1,822,956	27,417
*	Foot Locker Inc.	1,250,524	27,211
	Wolverine World Wide Inc.	1,214,879	26,970
*	Green Brick Partners Inc.	462,080	26,103
	Levi Strauss & Co. Class A	1,497,166	25,901
	Perdoceo Education Corp.	942,901	24,959
*	United Parks & Resorts Inc.	437,578	24,588
*	Life Time Group Holdings Inc.	1,097,159	24,269
[1]	Kohl's Corp.	1,693,103	23,771
*	Adient plc	1,331,905	22,949
	Dana Inc.	1,984,911	22,946
	Buckle Inc.	449,817	22,855
	Upbound Group Inc.	730,650	21,313
	Winnebago Industries Inc.	442,906	21,162
*	Sabre Corp.	5,768,526	21,055
*	Helen of Troy Ltd.	347,026	20,763
	Papa John's International Inc.	493,110	20,252
	Leggett & Platt Inc.	2,050,062	19,681
*	Revolve Group Inc. Class A	582,610	19,512
[1]	Dillard's Inc. Class A	45,077	19,462
*	Fox Factory Holding Corp.	640,873	19,399
	Camping World Holdings Inc. Class A	911,410	19,213
*	Gentherm Inc.	472,537	18,866
*	G-III Apparel Group Ltd.	575,940	18,787
	Worthington Enterprises Inc.	465,953	18,689
*	Playa Hotels & Resorts NV	1,416,316	17,916
	Oxford Industries Inc.	226,816	17,869
*	Everi Holdings Inc.	1,303,451	17,610
	Winmark Corp.	44,548	17,510
	Cracker Barrel Old Country Store Inc.	329,716	17,429
*	Rush Street Interactive Inc.	1,265,178	17,358
*	Topgolf Callaway Brands Corp.	2,186,584	17,187
*	Universal Technical Institute Inc.	665,261	17,104
*	Revelyst Inc.	868,118	16,694
*	Coursera Inc.	1,959,092	16,652
*	Garrett Motion Inc.	1,826,826	16,496
*	Sally Beauty Holdings Inc.	1,547,401	16,170
*,1	RealReal Inc.	1,426,987	15,597
	Monarch Casino & Resort Inc.	188,272	14,855
*	Dave & Buster's Entertainment Inc.	491,308	14,341
	Bloomin' Brands Inc.	1,172,206	14,313
*	XPEL Inc.	345,031	13,781
	Sonic Automotive Inc. Class A	216,842	13,737
	Krispy Kreme Inc.	1,258,024	12,492
*	National Vision Holdings Inc.	1,189,120	12,391
*	Figs Inc. Class A	1,990,920	12,324
	Caleres Inc.	526,173	12,186
*	Beazer Homes USA Inc.	442,276	12,145
	Jack in the Box Inc.	287,582	11,975
*	BJ's Restaurants Inc.	339,316	11,922
*	Global Business Travel Group I	1,256,136	11,657
*	First Watch Restaurant Group Inc.	620,719	11,552
*	Malibu Boats Inc. Class A	304,891	11,461
	Monro Inc.	449,424	11,146
*	Udemy Inc.	1,352,598	11,132
*	ODP Corp.	467,292	10,626
*	American Axle & Manufacturing Holdings Inc.	1,740,103	10,145
	Ethan Allen Interiors Inc.	359,145	10,096

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Mister Car Wash Inc.	1,370,806	9,993
	Standard Motor Products Inc.	317,668	9,841
*	Dream Finders Homes Inc. Class A	415,808	9,676
	Golden Entertainment Inc.	304,869	9,634
*	Under Armour Inc. Class A	1,154,760	9,561
*	Hovnanian Enterprises Inc. Class A	70,568	9,443
*	Accel Entertainment Inc. Class A	865,551	9,244
*	MarineMax Inc.	314,194	9,096
	Shoe Carnival Inc.	270,909	8,962
	Sturm Ruger & Co. Inc.	248,000	8,772
	Build-A-Bear Workshop Inc.	182,608	8,407
	RCI Hospitality Holdings Inc.	139,204	8,000
*	Portillo's Inc. Class A	839,652	7,893
*	Funko Inc. Class A	575,734	7,709
*,1	Kura Sushi USA Inc. Class A	85,104	7,709
*,1	GigaCloud Technology Inc. Class A	412,667	7,643
	Carriage Services Inc. Class A	191,364	7,626
	A-Mark Precious Metals Inc.	277,344	7,599
	Arhaus Inc. Class A	800,547	7,525
	Dine Brands Global Inc.	242,122	7,288
	Smith & Wesson Brands Inc.	709,354	7,168
	Arko Corp.	1,076,829	7,096
*	Genesco Inc.	165,804	7,088
*	Lincoln Educational Services Corp.	435,686	6,893
*	Stitch Fix Inc. Class A	1,556,443	6,708
*	Leslie's Inc.	2,941,838	6,560
*	KinderCare Learning Cos. Inc.	367,089	6,534
*	PlayAGS Inc.	556,726	6,419
*	America's Car-Mart Inc.	124,050	6,358
*,1	EVgo Inc. Class A	1,559,095	6,314
*	Lindblad Expeditions Holdings Inc.	530,679	6,294
	Guess? Inc.	442,113	6,216
*	American Public Education Inc.	283,332	6,111
*	Bally's Corp.	335,777	6,007
*	Petco Health & Wellness Co. Inc. Class A	1,376,158	5,243
*	Sleep Number Corp.	339,803	5,179
*,1	Solid Power Inc.	2,697,153	5,098
*	Xponential Fitness Inc. Class A	372,431	5,009
*	Lovesac Co.	209,896	4,966
	Movado Group Inc.	241,731	4,757
*	Zumiez Inc.	241,423	4,628
*,1	Groupon Inc. Class A	378,219	4,595
	Haverty Furniture Cos. Inc.	206,265	4,591
*	Target Hospitality Corp.	475,053	4,591
*	Legacy Housing Corp.	185,448	4,577
*,1	Soho House & Co. Inc. Class A	606,096	4,515
*	Denny's Corp.	745,175	4,508
	Cricut Inc. Class A	788,211	4,493
	Weyco Group Inc.	117,274	4,404
*	El Pollo Loco Holdings Inc.	375,459	4,333
*	Latham Group Inc.	578,638	4,027
*	MasterCraft Boat Holdings Inc.	206,088	3,930
*	Savers Value Village Inc.	377,861	3,873
[1]	Lucky Strike Entertainment Corp.	375,625	3,760
*	European Wax Center Inc. Class A	555,253	3,704
*	Biglari Holdings Inc. Class B	14,531	3,695
[1]	Designer Brands Inc. Class A	679,704	3,630
*	Smith Douglas Homes Corp. Class A	140,160	3,594
	Johnson Outdoors Inc. Class A	107,359	3,543
*	Inspired Entertainment Inc.	390,783	3,537
*	BARK Inc.	1,911,264	3,517
*	1-800-Flowers.com Inc. Class A	422,182	3,449
*	Cooper-Standard Holdings Inc.	253,931	3,443
*	Potbelly Corp.	360,656	3,397
*	iRobot Corp.	437,970	3,394
*	JAKKS Pacific Inc.	120,561	3,394
	J. Jill Inc.	122,681	3,388
*	OneWater Marine Inc. Class A	191,967	3,336
*	Citi Trends Inc.	125,362	3,291
*,1	Serve Robotics Inc.	234,843	3,170

Extended Market Index Fund
		Shares	Market Value• ($000)
	Nathan's Famous Inc.	40,172	3,158
*	ContextLogic Inc. Class A	448,389	3,152
	Lakeland Industries Inc.	119,183	3,045
*	American Outdoor Brands Inc.	197,675	3,013
	Flexsteel Industries Inc.	54,815	2,979
*	Beyond Inc.	565,013	2,786
*	Landsea Homes Corp.	307,637	2,612
*	Chegg Inc.	1,607,387	2,588
	Superior Group of Cos. Inc.	155,565	2,571
	Hooker Furnishings Corp.	168,196	2,356
	Rocky Brands Inc.	103,347	2,356
*	Traeger Inc.	983,332	2,350
*	Barnes & Noble Education Inc.	233,231	2,342
*	GoPro Inc. Class A	2,138,367	2,331
*	Lands' End Inc.	174,736	2,296
*	Strattec Security Corp.	55,293	2,278
*	Holley Inc.	744,597	2,249
*,1	Luminar Technologies Inc. Class A	408,011	2,195
*	Stoneridge Inc.	349,173	2,189
*	Tile Shop Holdings Inc.	314,678	2,181
*	Destination XL Group Inc.	784,133	2,109
*	Motorcar Parts of America Inc.	273,322	2,077
*,1	Children's Place Inc.	191,068	1,999
*	Universal Electronics Inc.	180,911	1,990
*	Full House Resorts Inc.	464,696	1,896
	Clarus Corp.	405,613	1,829
	Escalade Inc.	127,326	1,818
	Hamilton Beach Brands Holding Co. Class A	104,821	1,764
*	RumbleON Inc. Class B	317,689	1,725
	Bassett Furniture Industries Inc.	124,057	1,716
*	Qurate Retail Inc. Class A	5,168,848	1,706
*,1	Faraday Future Intelligent Electric Inc. Class A	697,907	1,696
*	Nerdy Inc.	1,010,205	1,637
*	ThredUp Inc. Class A	1,123,178	1,561
*	GrowGeneration Corp.	917,476	1,551
	Marine Products Corp.	165,436	1,517
*,1	WW International Inc.	1,181,338	1,500
*	PetMed Express Inc.	308,394	1,486
*	Sportsman's Warehouse Holdings Inc.	542,914	1,450
*	AMMO Inc.	1,303,598	1,434
*	Vera Bradley Inc.	363,887	1,430
*	Tilly's Inc. Class A	332,060	1,411
*	Unifi Inc.	211,835	1,324
*	Red Robin Gourmet Burgers Inc.	236,833	1,300
*	1stdibs.com Inc.	364,824	1,291
*	Century Casinos Inc.	390,057	1,264
*,1	PLBY Group Inc.	781,211	1,141
*	Fossil Group Inc.	651,683	1,088
*	VOXX International Corp. Class A	145,462	1,074
*	GAN Ltd.	585,494	1,066
*	ONE Group Hospitality Inc.	350,236	1,016
	Cato Corp. Class A	255,761	997
	Lifetime Brands Inc.	159,241	941
*	Duluth Holdings Inc. Class B	296,363	916
*	Culp Inc.	147,833	868
	Crown Crafts Inc.	184,550	827
*	CarParts.com Inc.	748,942	809
*	Biglari Holdings Inc. Class A	630	803
*,1	Torrid Holdings Inc.	149,601	782
*	Koss Corp.	98,202	725
*,1	Regis Corp.	29,172	692
*	Purple Innovation Inc. Class A	873,128	681
*	Superior Industries International Inc.	325,372	664
	Big 5 Sporting Goods Corp.	317,636	569
*	Envela Corp.	79,294	569
	Canterbury Park Holding Corp.	22,902	481
*,1	Sonder Holdings Inc.	151,142	481
*,1	Allbirds Inc. Class A	69,069	481
*	Solo Brands Inc. Class A	417,333	476
*,1	Rave Restaurant Group Inc.	176,306	451

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Grove Collaborative Holdings Class A	307,237	427
	Ark Restaurants Corp.	38,656	425
*,1	Sypris Solutions Inc.	191,121	340
*	Brilliant Earth Group Inc. Class A	149,812	315
*	Noodles & Co. Class A	539,074	312
*	United Homes Group Inc. Class A	71,214	301
*,1	Rent the Runway Inc. Class A	35,400	301
*	GEN Restaurant Group Inc. Class A	39,271	294
*	Kirkland's Inc.	180,002	292
	AMCON Distributing Co.	2,188	280
*	Vacasa Inc. Class A	56,077	275
*,1	Allurion Technologies Inc.	505,196	217
	Flanigan's Enterprises Inc.	8,550	216
*,1	Amesite Inc.	43,962	209
*,1	Aterian Inc.	83,041	199
*	Beachbody Co. Inc.	31,614	194
	FAT Brands Inc. Class A	36,041	192
*,1	Pinstripes Holdings Inc.	476,155	188
*	Live Ventures Inc.	20,027	187
*	Envirotech Vehicles Inc.	145,217	176
*	Good Times Restaurants Inc.	66,456	172
*	Lazydays Holdings Inc.	180,535	172
*	Vince Holding Corp.	45,481	166
*	Lulu's Fashion Lounge Holdings Inc.	132,135	149
*,1	Worksport Ltd.	145,891	134
	Jerash Holdings US Inc.	38,405	131
*,1	aka Brands Holding Corp.	6,622	124
*,1	XWELL Inc.	74,690	112
*	Educational Development Corp.	64,779	107
*,1	Workhorse Group Inc.	130,850	91
*	Tandy Leather Factory Inc.	17,314	82
*	Yunhong Green CTI Ltd.	121,102	67
*,1	Inspirato Inc. Class A	19,707	65
*,1	Canoo Inc.	42,725	60
*	Charles & Colvard Ltd.	44,411	59
*,1	Xcel Brands Inc.	113,190	58
*,1	Hall of Fame Resort & Entertainment Co.	43,744	57
*,1	Forward Industries Inc.	10,128	50
*	Allied Gaming & Entertainment Inc.	61,060	47
*	Star Equity Holdings Inc.	18,655	42
*,1	Twin Vee PowerCats Co.	60,192	33
*,1	AYRO Inc.	44,007	30
*,1	Connexa Sports Technologies In	23,643	29
*,1	Wag! Group Co.	88,471	21
*,1	Emerson Radio Corp.	47,444	20
	FAT Brands Inc. Class B	2,238	10
*	Damon Inc.	11,605	10
*,1	Nxu Inc.	8,128	9
*	Kaival Brands Innovations Group Inc.	7,394	7
*,1	Nova Lifestyle Inc.	8,036	5
*	BT Brands Inc.	1,151	2
*	Lottery.com Inc.	4,115	2
*	Greenlane Holdings Inc. Class A	973	2
*,1	MGO Global Inc.	3,859	2
*	ECD Automotive Design Inc.	968	1
*,1	Mullen Automotive Inc.	1,229	1
*	Amergent Hospitality Group Inc.	19,975	—
*,1,2	Empire Resorts Inc.	45,517	—
			13,295,242
Consumer Staples (3.0%)
*	US Foods Holding Corp.	3,518,711	237,372
	Casey's General Stores Inc.	562,378	222,831
*	Performance Food Group Co.	2,352,540	198,907
*	Sprouts Farmers Market Inc.	1,511,956	192,124
*	BJ's Wholesale Club Holdings Inc.	2,009,574	179,555
*	BellRing Brands Inc.	1,947,447	146,721
	Ingredion Inc.	980,123	134,826
	Albertsons Cos. Inc. Class A	6,106,554	119,933
	Coca-Cola Consolidated Inc.	89,251	112,455

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Freshpet Inc.	734,099	108,727
*	elf Beauty Inc.	855,020	107,348
*	Maplebear Inc.	2,455,950	101,725
*	Post Holdings Inc.	712,679	81,573
*	Darling Ingredients Inc.	2,400,309	80,866
	Primo Brands Corp.	2,378,281	73,180
	Cal-Maine Foods Inc.	616,237	63,423
*	Celsius Holdings Inc.	2,381,204	62,721
	Flowers Foods Inc.	2,960,178	61,157
*	Simply Good Foods Co.	1,383,756	53,939
	Lancaster Colony Corp.	292,668	50,673
	WD-40 Co.	204,867	49,717
*	Boston Beer Co. Inc. Class A	131,494	39,446
*	Coty Inc. Class A	5,557,468	38,680
	J & J Snack Foods Corp.	237,234	36,802
	Spectrum Brands Holdings Inc.	428,005	36,162
	Interparfums Inc.	274,199	36,060
	PriceSmart Inc.	380,270	35,049
	Energizer Holdings Inc.	981,172	34,233
*	Pilgrim's Pride Corp.	608,029	27,598
*	Chefs' Warehouse Inc.	531,186	26,198
*	United Natural Foods Inc.	920,394	25,136
	Edgewell Personal Care Co.	743,187	24,971
*	TreeHouse Foods Inc.	705,990	24,801
*	Grocery Outlet Holding Corp.	1,472,931	22,992
	Reynolds Consumer Products Inc.	841,037	22,700
*	Vita Coco Co. Inc.	591,413	21,829
	Universal Corp.	376,456	20,645
*	Central Garden & Pet Co. Class A	602,127	19,900
	Andersons Inc.	480,473	19,469
[1]	WK Kellogg Co.	992,597	17,857
	Fresh Del Monte Produce Inc.	532,873	17,697
	Utz Brands Inc.	1,111,707	17,409
*	Vital Farms Inc.	457,251	17,234
	Weis Markets Inc.	250,793	16,984
	Turning Point Brands Inc.	272,561	16,381
	National Beverage Corp.	356,002	15,191
	Ingles Markets Inc. Class A	220,548	14,212
*	Central Garden & Pet Co.	328,500	12,746
	John B Sanfilippo & Son Inc.	133,344	11,616
*	SunOpta Inc.	1,406,183	10,828
*	Herbalife Ltd.	1,541,428	10,312
*	Mission Produce Inc.	650,140	9,343
	SpartanNash Co.	504,535	9,243
	Seaboard Corp.	3,768	9,155
	MGP Ingredients Inc.	221,335	8,714
*	Hain Celestial Group Inc.	1,327,287	8,163
[1]	B&G Foods Inc.	1,180,366	8,133
	Tootsie Roll Industries Inc.	251,409	8,128
*	Honest Co. Inc.	1,075,684	7,455
	Oil-Dri Corp. of America	75,533	6,620
	Natural Grocers by Vitamin Cottage Inc.	163,126	6,479
	Calavo Growers Inc.	245,959	6,272
*	USANA Health Sciences Inc.	173,181	6,215
	Limoneira Co.	234,828	5,744
	Nu Skin Enterprises Inc. Class A	730,237	5,031
*	Mama's Creations Inc.	544,204	4,332
*,1	Westrock Coffee Co.	636,845	4,089
*,1	Beyond Meat Inc.	1,002,788	3,770
*	Seneca Foods Corp. Class A	45,940	3,641
	Village Super Market Inc. Class A	102,748	3,277
*	Guardian Pharmacy Services Inc. Class A	159,794	3,237
	Alico Inc.	119,269	3,093
*	Olaplex Holdings Inc.	1,764,449	3,053
	Lifevantage Corp.	172,397	3,022
*,1	Zevia PBC Class A	701,268	2,938
*	Medifast Inc.	162,005	2,855
*	Nature's Sunshine Products Inc.	180,589	2,647
*	Lifeway Foods Inc.	81,769	2,028
*	Beauty Health Co.	1,266,061	2,013

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	BRC Inc. Class A	620,053	1,966
*	HF Foods Group Inc.	540,508	1,735
*,1	Ispire Technology Inc.	289,000	1,454
*	FitLife Brands Inc.	27,448	895
*	Laird Superfood Inc.	113,327	893
*	Seneca Foods Corp. Class B	10,835	856
*	Veru Inc.	1,258,166	818
*	Coffee Holding Co. Inc.	157,324	538
*	Farmer Bros Co.	295,818	532
	Natural Health Trends Corp.	111,509	515
	United-Guardian Inc.	52,417	506
*	Barfresh Food Group Inc.	121,362	335
*	Natural Alternatives International Inc.	75,454	324
*,1	Safety Shot Inc.	449,210	323
*	Willamette Valley Vineyards Inc.	72,379	242
*	Rocky Mountain Chocolate Factory Inc.	97,457	235
*,1	Local Bounti Corp.	53,924	112
*	Mannatech Inc.	7,559	104
*	Sadot Group Inc.	27,571	104
*	Benson Hill Inc.	50,845	100
*,1	Flora Growth Corp.	88,780	91
*,1	BranchOut Food Inc.	49,839	86
*,1	Arcadia Biosciences Inc.	14,038	83
*	Bridgford Foods Corp.	5,858	62
*	S&W Seed Co.	7,414	59
*,1	Reborn Coffee Inc.	33,056	55
*	Splash Beverage Group Inc.	301,169	49
*,1	Maison Solutions Inc. Class A	27,800	34
*,1	Real Good Food Co. Inc. Class A	80,958	31
*,1	Nocera Inc.	27,467	22
*	Better Choice Co. Inc.	5,950	14
*	AXIL Brands Inc.	3,659	14
*,1	Upexi Inc.	3,459	12
*,1	SOW GOOD Inc.	5,339	11
*	Eastside Distilling Inc.	8,697	8
*,1	Stryve Foods Inc. Class A	6,642	4
*	Edible Garden AG Inc.	1,767	1
*,1	22nd Century Group Inc.	98	1
			3,292,825
Energy (4.1%)
	Cheniere Energy Inc.	3,389,269	728,252
	Expand Energy Corp.	3,179,000	316,469
	TechnipFMC plc	6,422,688	185,873
	Ovintiv Inc.	3,931,844	159,240
*	Antero Resources Corp.	4,432,827	155,371
	DT Midstream Inc.	1,465,957	145,760
	Permian Resources Corp. Class A	9,626,316	138,426
	Range Resources Corp.	3,653,319	131,446
	Chord Energy Corp.	925,248	108,180
	Matador Resources Co.	1,759,507	98,990
	NOV Inc.	5,850,059	85,411
	HF Sinclair Corp.	2,428,921	85,134
*	CNX Resources Corp.	2,260,452	82,891
	Weatherford International plc	1,099,125	78,730
	ChampionX Corp.	2,880,861	78,331
	Viper Energy Inc. Class A	1,569,387	77,010
	Antero Midstream Corp.	5,085,673	76,743
	SM Energy Co.	1,731,235	67,103
	Archrock Inc.	2,649,291	65,941
	Murphy Oil Corp.	2,085,866	63,118
	Noble Corp. plc	2,001,753	62,855
	Civitas Resources Inc.	1,338,037	61,376
	Cactus Inc. Class A	1,011,434	59,027
	California Resources Corp.	1,086,272	56,367
	Northern Oil & Gas Inc.	1,497,273	55,639
	Magnolia Oil & Gas Corp. Class A	2,214,168	51,767
	Liberty Energy Inc. Class A	2,470,836	49,145
	Helmerich & Payne Inc.	1,500,576	48,048
	Patterson-UTI Energy Inc.	5,524,082	45,629

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Transocean Ltd.	11,758,811	44,096
*	Valaris Ltd.	988,038	43,711
	CONSOL Energy Inc.	403,577	43,054
*	Uranium Energy Corp.	6,261,618	41,890
	PBF Energy Inc. Class A	1,499,826	39,820
*	Oceaneering International Inc.	1,523,062	39,721
*	Tidewater Inc.	723,251	39,569
	Peabody Energy Corp.	1,847,394	38,684
	Crescent Energy Co. Class A	2,624,208	38,340
*	Gulfport Energy Corp.	187,159	34,475
	Kinetik Holdings Inc. Class A	565,822	32,088
*,1	Comstock Resources Inc.	1,370,019	24,962
[1]	New Fortress Energy Inc. Class A	1,614,640	24,413
*	Kosmos Energy Ltd.	7,080,311	24,215
	Kodiak Gas Services Inc.	592,260	24,182
	World Kinect Corp.	866,555	23,839
	Sitio Royalties Corp. Class A	1,220,068	23,401
*	Calumet Inc.	1,048,890	23,097
*,1	Sable Offshore Corp.	986,433	22,589
	International Seaways Inc.	613,665	22,055
[1]	Atlas Energy Solutions Inc. Class A	909,254	20,167
*	Expro Group Holdings NV	1,614,634	20,135
*	Helix Energy Solutions Group Inc.	2,159,259	20,124
	Select Water Solutions Inc. Class A	1,432,779	18,970
*	Talos Energy Inc.	1,874,058	18,197
	Delek US Holdings Inc.	964,568	17,845
*	NextDecade Corp.	2,107,292	16,247
	Solaris Energy Infrastructure Inc. Class A	526,974	15,166
*,1	Centrus Energy Corp. Class A	217,995	14,521
*	Par Pacific Holdings Inc.	839,646	13,762
	Dorian LPG Ltd.	546,751	13,324
	Core Laboratories Inc.	724,822	12,547
*	Bristow Group Inc. Class A	365,049	12,521
*	Vital Energy Inc.	399,297	12,346
*	ProPetro Holding Corp.	1,251,043	11,672
*	NPK International Inc.	1,391,553	10,673
	Vitesse Energy Inc.	388,415	9,710
*	REX American Resources Corp.	229,277	9,559
[1]	CVR Energy Inc.	509,446	9,547
*	Green Plains Inc.	965,598	9,154
*	Innovex International Inc.	598,435	8,360
*	Nabors Industries Ltd.	134,677	7,699
	Excelerate Energy Inc. Class A	251,599	7,611
*,1	Gevo Inc.	3,631,643	7,590
	RPC Inc.	1,249,095	7,420
	VAALCO Energy Inc.	1,611,496	7,042
*	Clean Energy Fuels Corp.	2,632,798	6,608
*	TETRA Technologies Inc.	1,777,061	6,362
[1]	HighPeak Energy Inc.	407,913	5,996
	SandRidge Energy Inc.	486,442	5,696
	Granite Ridge Resources Inc.	876,546	5,663
*	BKV Corp.	236,877	5,633
*	Hallador Energy Co.	488,180	5,590
*	Summit Midstream Corp.	131,334	4,962
	Berry Corp.	1,134,993	4,688
	Riley Exploration Permian Inc.	140,828	4,495
*	Oil States International Inc.	854,108	4,322
*	Natural Gas Services Group Inc.	150,390	4,030
	Ranger Energy Services Inc. Class A	224,567	3,476
*	Amplify Energy Corp.	548,319	3,290
*,1	Empire Petroleum Corp.	392,207	2,981
	W&T Offshore Inc.	1,663,759	2,762
*	SEACOR Marine Holdings Inc.	416,524	2,732
*,1	ProFrac Holding Corp. Class A	323,380	2,509
*	Forum Energy Technologies Inc.	153,646	2,380
	Evolution Petroleum Corp.	446,295	2,334
*	DMC Global Inc.	298,070	2,191
	FutureFuel Corp.	393,445	2,081
*	Ring Energy Inc.	1,504,608	2,046
	Adams Resources & Energy Inc.	49,775	1,879

Extended Market Index Fund
		Shares	Market Value• ($000)
	Energy Services of America Corp.	148,837	1,878
*	Geospace Technologies Corp.	183,849	1,842
	NACCO Industries Inc. Class A	60,429	1,802
	Epsilon Energy Ltd.	282,496	1,754
*,1	Aemetis Inc.	611,727	1,646
*	PrimeEnergy Resources Corp.	7,468	1,640
	PHX Minerals Inc.	398,834	1,595
*	Gulf Island Fabrication Inc.	207,420	1,413
	Smart Sand Inc.	599,189	1,348
*	MIND Technology Inc.	163,795	1,301
*	Profire Energy Inc.	498,092	1,265
*	KLX Energy Services Holdings Inc.	217,845	1,085
*	Mammoth Energy Services Inc.	342,713	1,028
*	OPAL Fuels Inc. Class A	300,007	1,017
*,1	Lightbridge Corp.	209,622	992
*	Comstock Inc.	1,079,084	864
*,1	American Resources Corp.	824,157	832
*,1	Nine Energy Service Inc.	274,731	308
*	NCS Multistage Holdings Inc.	10,480	272
*	Drilling Tools International Corp.	81,404	266
*	Houston American Energy Corp.	164,070	212
	Mexco Energy Corp.	17,490	197
*	US Energy Corp.	102,771	168
*	Stabilis Solutions Inc.	27,744	148
*	PEDEVCO Corp.	185,738	145
	Dawson Geophysical Co.	106,125	139
*	Barnwell Industries Inc.	80,914	122
*	Verde Clean Fuels Inc.	29,389	119
*,1	Battalion Oil Corp.	53,142	91
*	Clean Energy Technologies Inc.	37,354	23
*	Vivakor Inc.	6,510	8
*,1	EzFill Holdings Inc.	2,704	8
*,2	American Carbon Corp.	206,039	1
			4,518,617
Financials (18.0%)
*	Coinbase Global Inc. Class A	3,102,078	770,246
*	Block Inc. Class A	8,472,845	720,107
	Ares Management Corp. Class A	2,821,348	499,463
*	Robinhood Markets Inc. Class A	10,747,047	400,435
	LPL Financial Holdings Inc.	1,134,156	370,313
	First Citizens BancShares Inc. Class A	174,756	369,263
*	Markel Group Inc.	193,479	333,989
	Interactive Brokers Group Inc. Class A	1,642,508	290,182
*	SoFi Technologies Inc.	16,453,852	253,389
	Tradeweb Markets Inc. Class A	1,757,811	230,133
*	Toast Inc. Class A	6,274,821	228,717
*	Affirm Holdings Inc. Class A	3,748,876	228,307
	Equitable Holdings Inc.	4,748,178	223,972
	Fidelity National Financial Inc.	3,915,387	219,810
	Reinsurance Group of America Inc.	994,752	212,509
	East West Bancorp Inc.	2,091,625	200,294
	RenaissanceRe Holdings Ltd.	784,811	195,269
	Jefferies Financial Group Inc.	2,446,805	191,830
	Unum Group	2,529,741	184,747
	Blue Owl Capital Inc. Class A	7,920,953	184,241
	Stifel Financial Corp.	1,545,013	163,895
	Carlyle Group Inc.	3,192,453	161,187
	First Horizon Corp.	7,992,960	160,978
	Kinsale Capital Group Inc.	335,755	156,170
	Annaly Capital Management Inc.	8,286,101	151,636
	American Financial Group Inc.	1,094,151	149,822
	Ally Financial Inc.	4,150,740	149,468
	Evercore Inc. Class A	535,489	148,432
	Webster Financial Corp.	2,589,096	142,970
	Houlihan Lokey Inc. Class A	810,608	140,770
	Western Alliance Bancorp	1,651,142	137,936
	Morningstar Inc.	407,194	137,127
	Primerica Inc.	502,366	136,352
	Pinnacle Financial Partners Inc.	1,155,599	132,189

Extended Market Index Fund
		Shares	Market Value• ($000)
	Cullen/Frost Bankers Inc.	968,322	129,997
	Old Republic International Corp.	3,501,020	126,702
	Wintrust Financial Corp.	1,001,401	124,885
	Comerica Inc.	1,985,335	122,793
[1]	AGNC Investment Corp.	13,225,985	121,811
	SEI Investments Co.	1,473,592	121,542
	Zions Bancorp NA	2,223,295	120,614
	Corebridge Financial Inc.	3,966,558	118,719
	SouthState Corp.	1,150,818	114,483
	Commerce Bancshares Inc.	1,835,288	114,357
	Synovus Financial Corp.	2,129,897	109,115
	Prosperity Bancshares Inc.	1,437,238	108,296
*	Shift4 Payments Inc. Class A	1,040,647	107,998
*	WEX Inc.	603,962	105,887
	RLI Corp.	632,856	104,314
	Old National Bancorp	4,788,206	103,928
	Ryan Specialty Holdings Inc. Class A	1,615,585	103,656
	Axis Capital Holdings Ltd.	1,149,880	101,902
	Popular Inc.	1,072,617	100,890
	Voya Financial Inc.	1,457,824	100,342
	First American Financial Corp.	1,562,498	97,562
	Jackson Financial Inc. Class A	1,119,364	97,474
	Cadence Bank	2,760,494	95,099
	OneMain Holdings Inc.	1,816,632	94,701
	Hamilton Lane Inc. Class A	633,700	93,819
*	Mr Cooper Group Inc.	966,051	92,751
	Starwood Property Trust Inc.	4,846,266	91,837
	MGIC Investment Corp.	3,819,950	90,571
	SLM Corp.	3,232,819	89,161
	Lazard Inc. Class A	1,708,292	87,943
	Essent Group Ltd.	1,599,061	87,053
	Selective Insurance Group Inc.	929,431	86,920
	Glacier Bancorp Inc.	1,722,687	86,513
	Columbia Banking System Inc.	3,184,315	86,008
	Affiliated Managers Group Inc.	458,391	84,766
	Hanover Insurance Group Inc.	546,390	84,505
	Rithm Capital Corp.	7,743,303	83,860
	TPG Inc. Class A	1,333,303	83,785
	Lincoln National Corp.	2,579,939	81,810
	Janus Henderson Group plc	1,914,337	81,417
	FNB Corp.	5,416,728	80,059
	Moelis & Co. Class A	1,067,164	78,842
	Home BancShares Inc.	2,781,594	78,719
	United Bankshares Inc.	2,042,596	76,699
	UMB Financial Corp.	669,587	75,570
	White Mountains Insurance Group Ltd.	38,425	74,739
*	Upstart Holdings Inc.	1,205,526	74,224
	Piper Sandler Cos.	239,512	71,842
	Radian Group Inc.	2,255,119	71,532
	Hancock Whitney Corp.	1,300,949	71,188
	Bank OZK	1,597,069	71,117
	First Financial Bankshares Inc.	1,936,411	69,808
	Assured Guaranty Ltd.	726,532	65,395
	Valley National Bancorp	7,207,401	65,299
*	Euronet Worldwide Inc.	625,730	64,350
	ServisFirst Bancshares Inc.	758,113	64,242
	FirstCash Holdings Inc.	592,064	61,338
	Ameris Bancorp	976,379	61,092
	Kemper Corp.	912,943	60,656
*	Enstar Group Ltd.	185,175	59,636
	United Community Banks Inc.	1,808,519	58,433
	Associated Banc-Corp	2,440,926	58,338
	CNO Financial Group Inc.	1,565,527	58,253
*	Axos Financial Inc.	819,428	57,237
	PJT Partners Inc. Class A	358,674	56,602
	StepStone Group Inc. Class A	956,543	55,365
*	Texas Capital Bancshares Inc.	696,931	54,500
	Western Union Co.	5,112,013	54,187
	Fulton Financial Corp.	2,756,998	53,155
	Atlantic Union Bankshares Corp.	1,362,145	51,598

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Remitly Global Inc.	2,274,326	51,332
	BGC Group Inc. Class A	5,631,643	51,023
	International Bancshares Corp.	807,195	50,982
	Cathay General Bancorp	1,062,592	50,590
	First Hawaiian Inc.	1,947,607	50,540
	Eastern Bankshares Inc.	2,898,110	49,992
	Community Financial System Inc.	794,919	49,031
	PennyMac Financial Services Inc.	478,769	48,901
	Federated Hermes Inc. Class B	1,184,246	48,684
[1]	HA Sustainable Infrastructure Capital Inc.	1,805,032	48,429
	Walker & Dunlop Inc.	489,362	47,571
	WSFS Financial Corp.	893,926	47,494
	Bread Financial Holdings Inc.	752,666	45,958
	Artisan Partners Asset Management Inc. Class A	1,066,026	45,892
[1]	Blackstone Mortgage Trust Inc. Class A	2,629,788	45,785
	First Bancorp	2,447,851	45,506
	Victory Capital Holdings Inc. Class A	691,618	45,273
*	Genworth Financial Inc. Class A	6,474,874	45,259
*	Credit Acceptance Corp.	95,631	44,895
*	Brighthouse Financial Inc.	919,905	44,192
	Virtu Financial Inc. Class A	1,232,858	43,988
*	NMI Holdings Inc. Class A	1,196,139	43,970
	BankUnited Inc.	1,137,274	43,410
	Flagstar Financial Inc.	4,616,801	43,075
	Bank of Hawaii Corp.	604,194	43,043
*	Palomar Holdings Inc.	405,965	42,866
	CVB Financial Corp.	1,994,309	42,698
	First Interstate BancSystem Inc. Class A	1,301,349	42,255
	Simmons First National Corp. Class A	1,895,569	42,044
*	StoneX Group Inc.	427,120	41,845
	Independent Bank Corp.	643,839	41,328
*	Oscar Health Inc. Class A	3,030,504	40,730
*	Goosehead Insurance Inc. Class A	372,843	39,976
*	Baldwin Insurance Group Inc. Class A	1,029,117	39,889
	Heartland Financial USA Inc.	649,518	39,819
[1]	Arbor Realty Trust Inc.	2,850,868	39,485
	WaFd Inc.	1,223,997	39,462
*	Payoneer Global Inc.	3,892,237	39,078
	First Financial Bancorp	1,451,362	39,013
*	Bancorp Inc.	731,026	38,474
*	Enova International Inc.	394,066	37,783
	Park National Corp.	219,226	37,582
	Cohen & Steers Inc.	404,190	37,323
*	NCR Atleos Corp.	1,092,355	37,053
	Provident Financial Services Inc.	1,962,614	37,035
	Pacific Premier Bancorp Inc.	1,466,060	36,534
	BOK Financial Corp.	340,345	36,230
	Seacoast Banking Corp. of Florida	1,286,162	35,408
	First Merchants Corp.	880,281	35,114
	Towne Bank	1,029,287	35,058
	BancFirst Corp.	298,479	34,976
	Banner Corp.	522,262	34,871
	Renasant Corp.	972,028	34,750
*	Flywire Corp.	1,677,205	34,584
	NBT Bancorp Inc.	715,689	34,181
	Independent Bank Group Inc.	552,512	33,521
	EVERTEC Inc.	966,056	33,358
	Trustmark Corp.	931,037	32,931
	WesBanco Inc.	1,008,192	32,807
	Banc of California Inc.	2,079,110	32,143
	Enterprise Financial Services Corp.	562,494	31,725
*	Lemonade Inc.	838,536	30,757
*	Triumph Financial Inc.	336,405	30,572
*	AvidXchange Holdings Inc.	2,833,885	29,302
	OFG Bancorp	691,347	29,258
[1]	Stock Yards Bancorp Inc.	408,255	29,235
	Stewart Information Services Corp.	420,664	28,391
	First Bancorp (XNGS)	635,236	27,931
	Nelnet Inc. Class A	260,797	27,856
	FB Financial Corp.	537,654	27,695

Extended Market Index Fund
		Shares	Market Value• ($000)
	Pathward Financial Inc.	373,714	27,498
*	LendingClub Corp.	1,686,567	27,306
	Lakeland Financial Corp.	392,531	26,990
	Mercury General Corp.	404,458	26,888
	PROG Holdings Inc.	635,828	26,870
	DigitalBridge Group Inc.	2,380,943	26,857
	City Holding Co.	220,948	26,178
	First Commonwealth Financial Corp.	1,533,938	25,954
	Federal Agricultural Mortgage Corp. Class C	131,465	25,892
*	Skyward Specialty Insurance Group Inc.	508,560	25,703
	Northwest Bancshares Inc.	1,917,468	25,291
*	Donnelley Financial Solutions Inc.	400,718	25,137
	National Bank Holdings Corp. Class A	573,294	24,686
*	Trupanion Inc.	511,867	24,672
	Horace Mann Educators Corp.	610,548	23,952
*	Rocket Cos. Inc. Class A	2,096,287	23,604
*	Marqeta Inc. Class A	6,193,192	23,472
	Sandy Spring Bancorp Inc.	695,699	23,452
*	SiriusPoint Ltd.	1,413,629	23,169
	Hope Bancorp Inc.	1,848,040	22,712
	Veritex Holdings Inc.	836,217	22,712
	S&T Bancorp Inc.	578,944	22,127
	TriCo Bancshares	504,669	22,054
	Virtus Investment Partners Inc.	99,823	22,019
	Nicolet Bankshares Inc.	203,024	21,299
*	Customers Bancorp Inc.	436,620	21,255
	Westamerica Bancorp	404,289	21,209
	Perella Weinberg Partners Class A	866,556	20,659
	Stellar Bancorp Inc.	728,299	20,647
	QCR Holdings Inc.	252,267	20,343
	Hilltop Holdings Inc.	700,203	20,047
	Live Oak Bancshares Inc.	505,843	20,006
	Safety Insurance Group Inc.	235,176	19,378
	Employers Holdings Inc.	373,142	19,116
	First Busey Corp.	802,639	18,918
	Ladder Capital Corp. Class A	1,683,348	18,837
	Two Harbors Investment Corp.	1,583,966	18,738
	Dime Community Bancshares Inc.	606,044	18,627
[1]	Ready Capital Corp.	2,691,782	18,358
	Berkshire Hills Bancorp Inc.	644,458	18,322
	WisdomTree Inc.	1,740,896	18,279
	German American Bancorp Inc.	451,570	18,162
*	Encore Capital Group Inc.	358,173	17,110
	Apollo Commercial Real Estate Finance Inc.	1,970,034	17,060
	Peoples Bancorp Inc.	537,705	17,040
[1]	Ellington Financial Inc.	1,401,171	16,982
	Cannae Holdings Inc.	851,340	16,908
	Chimera Investment Corp.	1,201,861	16,826
	Preferred Bank	188,730	16,302
	Brookline Bancorp Inc.	1,355,135	15,991
	Franklin BSP Realty Trust Inc.	1,273,483	15,969
	OceanFirst Financial Corp.	878,292	15,897
[1]	ARMOUR Residential REIT Inc.	834,136	15,732
	MFA Financial Inc.	1,539,028	15,683
	Navient Corp.	1,174,309	15,607
	PennyMac Mortgage Investment Trust	1,221,758	15,382
	CNA Financial Corp.	317,373	15,351
	Dynex Capital Inc.	1,205,799	15,253
	First Bancshares Inc.	430,258	15,059
	AMERISAFE Inc.	291,230	15,010
	Origin Bancorp Inc.	450,386	14,993
	Merchants Bancorp	406,529	14,826
	HCI Group Inc.	126,664	14,760
	1st Source Corp.	252,439	14,737
	Premier Financial Corp.	557,508	14,255
	Enact Holdings Inc.	436,457	14,132
*	Coastal Financial Corp.	162,123	13,766
	Bank First Corp.	138,277	13,702
	Southside Bancshares Inc.	427,534	13,578
	Redwood Trust Inc.	2,018,101	13,178

Extended Market Index Fund
		Shares	Market Value• ($000)
	Univest Financial Corp.	446,563	13,178
	Heritage Financial Corp.	535,617	13,123
	Tompkins Financial Corp.	185,782	12,602
	ConnectOne Bancorp Inc.	539,571	12,362
	Old Second Bancorp Inc.	695,232	12,361
*	PRA Group Inc.	587,259	12,268
*	ProAssurance Corp.	770,476	12,258
	Burke & Herbert Financial Services Corp.	196,110	12,229
	Community Trust Bancorp Inc.	228,762	12,131
	Amerant Bancorp Inc. Class A	539,681	12,094
	Central Pacific Financial Corp.	406,123	11,798
	Eagle Bancorp Inc.	449,854	11,710
	BrightSpire Capital Inc. Class A	2,066,549	11,655
	First Mid Bancshares Inc.	315,139	11,603
	Independent Bank Corp. (Michigan)	327,925	11,422
	Orrstown Financial Services Inc.	306,148	11,208
	Business First Bancshares Inc.	433,924	11,152
	Horizon Bancorp Inc.	689,943	11,115
	Capitol Federal Financial Inc.	1,858,590	10,984
	Hanmi Financial Corp.	463,290	10,943
	Brightsphere Investment Group Inc.	413,652	10,896
	Amalgamated Financial Corp.	322,030	10,778
	Mercantile Bank Corp.	241,562	10,747
	F&G Annuities & Life Inc.	258,872	10,728
	Byline Bancorp Inc.	369,438	10,714
*	NB Bancorp Inc.	590,573	10,666
	TFS Financial Corp.	821,260	10,315
	First Community Bankshares Inc.	247,240	10,295
*	Paymentus Holdings Inc. Class A	313,879	10,254
	Republic Bancorp Inc. Class A	146,188	10,214
*	Open Lending Corp.	1,651,253	9,858
*	Sezzle Inc.	38,368	9,815
*	Dave Inc.	112,102	9,744
*	CrossFirst Bankshares Inc.	642,576	9,735
	TrustCo Bank Corp.	291,666	9,715
*	EZCORP Inc. Class A	789,283	9,645
[1]	Orchid Island Capital Inc.	1,236,333	9,619
*	International Money Express Inc.	461,528	9,614
	Camden National Corp.	221,002	9,446
*	Ambac Financial Group Inc.	739,433	9,354
	MidWestOne Financial Group Inc.	319,261	9,297
	Northeast Bank	100,494	9,218
	United Fire Group Inc.	321,115	9,136
	Universal Insurance Holdings Inc.	427,842	9,010
	Heritage Commerce Corp.	954,072	8,949
*	Metropolitan Bank Holding Corp.	152,955	8,933
	Metrocity Bankshares Inc.	278,330	8,893
*	Cantaloupe Inc.	935,110	8,893
	New York Mortgage Trust Inc.	1,462,864	8,865
	Equity Bancshares Inc. Class A	208,507	8,845
	UWM Holdings Corp. Class A	1,483,276	8,707
	KKR Real Estate Finance Trust Inc.	860,608	8,692
	Farmers National Banc Corp.	606,138	8,619
*	Root Inc. Class A	118,115	8,574
	TPG RE Finance Trust Inc.	1,005,267	8,545
*	Repay Holdings Corp. Class A	1,114,221	8,501
*	Green Dot Corp. Class A	795,727	8,467
	Southern Missouri Bancorp Inc.	146,308	8,394
*	Selectquote Inc.	2,224,567	8,275
	Mid Penn Bancorp Inc.	286,859	8,273
*	Moneylion Inc.	96,048	8,261
	P10 Inc. Class A	651,981	8,221
	Esquire Financial Holdings Inc.	103,348	8,216
	CNB Financial Corp.	330,017	8,204
	GCM Grosvenor Inc. Class A	658,720	8,082
	Peapack-Gladstone Financial Corp.	251,134	8,049
	Great Southern Bancorp Inc.	133,725	7,983
	Washington Trust Bancorp Inc.	252,589	7,919
	Capital City Bank Group Inc.	212,413	7,785
	First Financial Corp.	168,196	7,769

Extended Market Index Fund
		Shares	Market Value• ($000)
	Claros Mortgage Trust Inc.	1,717,305	7,762
*	I3 Verticals Inc. Class A	335,184	7,723
	Midland States Bancorp Inc.	310,829	7,584
*	Hippo Holdings Inc.	280,938	7,521
	First Foundation Inc.	1,209,620	7,512
*	NerdWallet Inc. Class A	563,074	7,489
	HomeTrust Bancshares Inc.	219,604	7,396
	Shore Bancshares Inc.	466,219	7,390
	Five Star Bancorp	244,477	7,356
	Cass Information Systems Inc.	179,525	7,344
[1]	Invesco Mortgage Capital Inc.	904,983	7,285
	HarborOne Bancorp Inc.	615,416	7,280
	Peoples Financial Services Corp.	139,427	7,136
	Alerus Financial Corp.	362,553	6,976
*	Columbia Financial Inc.	440,709	6,968
	SmartFinancial Inc.	223,981	6,939
	Bar Harbor Bankshares	226,478	6,926
	Northfield Bancorp Inc.	583,650	6,782
	Tiptree Inc. Class A	323,958	6,758
*	Firstsun Capital Bancorp	167,527	6,709
*	LendingTree Inc.	172,932	6,701
[1]	Hingham Institution For Savings	26,318	6,688
	Flushing Financial Corp.	465,887	6,653
	Northrim Bancorp Inc.	84,598	6,594
*	Third Coast Bancshares Inc.	188,470	6,399
	Diamond Hill Investment Group Inc.	40,937	6,349
*	Carter Bankshares Inc.	358,204	6,301
	Financial Institutions Inc.	229,659	6,267
	South Plains Financial Inc.	179,810	6,248
*	TWFG Inc. Class A	201,712	6,213
	Arrow Financial Corp.	207,964	5,971
	Kearny Financial Corp.	840,396	5,950
	Sierra Bancorp	200,142	5,788
*	California Bancorp	346,238	5,727
	Oppenheimer Holdings Inc. Class A	88,803	5,691
*,1	Innventure Inc.	406,160	5,625
*	Greenlight Capital Re Ltd. Class A	400,133	5,602
	Enterprise Bancorp Inc.	141,334	5,588
	Capital Bancorp Inc.	193,769	5,522
	Farmers & Merchants Bancorp Inc.	185,383	5,460
	Bank of Marin Bancorp	229,187	5,448
*	American Coastal Insurance Corp.	402,146	5,413
*	World Acceptance Corp.	47,386	5,328
	Community West Bancshares	274,557	5,318
	ACNB Corp.	132,656	5,284
	Home Bancorp Inc.	111,259	5,141
	Civista Bancshares Inc.	241,801	5,087
	Investors Title Co.	21,248	5,031
	First Business Financial Services Inc.	107,499	4,976
	Bridge Investment Group Holdings Inc. Class A	583,875	4,905
	West Bancorp Inc.	224,881	4,869
*	Southern First Bancshares Inc.	122,020	4,850
	Ares Commercial Real Estate Corp.	820,512	4,833
	Regional Management Corp.	142,217	4,833
	Northeast Community Bancorp Inc.	194,799	4,765
*	Bowhead Specialty Holdings Inc.	131,677	4,677
	Guaranty Bancshares Inc.	133,665	4,625
	First Internet Bancorp	126,813	4,564
	ChoiceOne Financial Services Inc.	127,742	4,553
*,1	AlTi Global Inc.	1,024,863	4,520
	NewtekOne Inc.	351,459	4,488
	Citizens & Northern Corp.	240,928	4,481
[1]	Federal Agricultural Mortgage Corp. Class A	29,319	4,479
	HBT Financial Inc.	203,692	4,461
	Unity Bancorp Inc.	100,189	4,369
	Plumas Bancorp	92,342	4,364
	MVB Financial Corp.	207,240	4,290
*	MBIA Inc.	658,458	4,254
*	Ponce Financial Group Inc.	322,732	4,196
	Orange County Bancorp Inc.	75,029	4,169

Extended Market Index Fund
		Shares	Market Value• ($000)
	FS Bancorp Inc.	101,496	4,167
*	Bridgewater Bancshares Inc.	307,495	4,154
*	Heritage Insurance Holdings Inc.	339,197	4,104
	Southern States Bancshares Inc.	122,454	4,079
	Chicago Atlantic Real Estate Finance Inc.	262,722	4,051
*	eHealth Inc.	425,376	3,999
	Fidelity D&D Bancorp Inc.	81,509	3,978
	BayCom Corp.	147,947	3,971
	Red River Bancshares Inc.	73,119	3,947
	Citizens Financial Services Inc.	62,236	3,940
	RBB Bancorp	192,099	3,936
*	Atlanticus Holdings Corp.	70,011	3,905
	First Bank	276,310	3,888
	First Bancorp Inc.	137,569	3,763
	Waterstone Financial Inc.	279,945	3,762
	First of Long Island Corp.	319,955	3,737
	John Marshall Bancorp Inc.	184,802	3,711
*	FB Bancorp Inc.	309,568	3,690
	Timberland Bancorp Inc.	118,996	3,631
	Penns Woods Bancorp Inc.	118,949	3,615
	PCB Bancorp	176,970	3,582
	Donegal Group Inc. Class A	229,414	3,549
	Evans Bancorp Inc.	81,839	3,544
*,1	Finance of America Cos. Inc. Class A	121,587	3,419
*	FVCBankcorp Inc.	270,228	3,397
	Colony Bankcorp Inc.	209,885	3,388
	Primis Financial Corp.	288,018	3,358
	Ellington Credit Co.	503,507	3,333
*	Hagerty Inc. Class A	344,124	3,321
	First United Corp.	97,981	3,303
	LINKBANCORP Inc.	437,793	3,275
	LCNB Corp.	216,349	3,273
	C&F Financial Corp.	44,566	3,175
	National Bankshares Inc.	109,307	3,138
	First National Corp.	133,150	3,064
*	HomeStreet Inc.	267,514	3,055
	James River Group Holdings Ltd.	609,333	2,967
	OP Bancorp	187,294	2,961
	Silvercrest Asset Management Group Inc. Class A	159,467	2,933
	Middlefield Banc Corp.	101,429	2,845
*	Onity Group Inc.	92,076	2,828
	Bankwell Financial Group Inc.	90,469	2,818
*	Blue Foundry Bancorp	284,014	2,786
	Parke Bancorp Inc.	135,724	2,784
*	Provident Bancorp Inc.	242,664	2,766
	Norwood Financial Corp.	101,046	2,749
	First Financial Northwest Inc.	126,611	2,747
	USCB Financial Holdings Inc.	154,100	2,735
*	loanDepot Inc. Class A	1,335,808	2,725
	AG Mortgage Investment Trust Inc.	408,795	2,718
*	BV Financial Inc.	157,520	2,712
*	Velocity Financial Inc.	138,380	2,707
	Investar Holding Corp.	122,875	2,698
	Western New England Bancorp Inc.	293,220	2,698
	BCB Bancorp Inc.	227,746	2,697
	Oak Valley Bancorp	92,100	2,694
*,1	Priority Technology Holdings Inc.	228,942	2,690
	Greene County Bancorp Inc.	95,693	2,653
*	Acacia Research Corp.	604,723	2,624
	Princeton Bancorp Inc.	75,716	2,607
	Bank7 Corp.	55,837	2,605
	Chemung Financial Corp.	52,842	2,579
	Hawthorn Bancshares Inc.	90,769	2,573
	Virginia National Bankshares Corp.	66,254	2,531
*,1	Bakkt Holdings Inc. Class A	102,057	2,528
*,1	Citizens Inc. Class A	626,169	2,511
	First Community Corp.	104,208	2,501
*	Blue Ridge Bankshares Inc.	764,396	2,461
	ESSA Bancorp Inc.	125,382	2,445
	Granite Point Mortgage Trust Inc.	871,777	2,432

Extended Market Index Fund
		Shares	Market Value• ($000)
	Medallion Financial Corp.	254,706	2,392
	Citizens Community Bancorp Inc.	145,525	2,371
	Seven Hills Realty Trust	180,973	2,367
	Rithm Property Trust Inc.	795,203	2,362
	BankFinancial Corp.	185,100	2,350
	Angel Oak Mortgage REIT Inc.	249,528	2,316
*	Finwise Bancorp	142,628	2,279
*	Kingsway Financial Services Inc.	271,673	2,274
	Crawford & Co. Class B	193,928	2,255
	Richmond Mutual Bancorp Inc.	155,139	2,195
	Sound Financial Bancorp Inc.	41,542	2,187
	United Security Bancshares	212,910	2,150
	Ames National Corp.	128,938	2,118
	First Savings Financial Group Inc.	78,792	2,093
	Nexpoint Real Estate Finance Inc.	132,816	2,084
	Peoples Bancorp of North Carolina Inc.	66,532	2,079
	SB Financial Group Inc.	99,089	2,072
*	Pioneer Bancorp Inc.	175,192	2,018
*	ECB Bancorp Inc.	133,874	1,987
*	Security National Financial Corp. Class A	164,388	1,978
	Meridian Corp.	143,789	1,971
	Advanced Flower Capital Inc.	235,118	1,959
*	First Western Financial Inc.	99,208	1,940
*	SR Bancorp Inc.	161,257	1,921
	Guild Holdings Co. Class A	136,094	1,920
	OppFi Inc.	250,281	1,917
*	Kingstone Cos. Inc.	123,172	1,871
	William Penn Bancorp	152,542	1,830
*	NI Holdings Inc.	114,880	1,804
	CB Financial Services Inc.	60,968	1,742
	Franklin Financial Services Corp.	57,234	1,711
	Riverview Bancorp Inc.	296,809	1,704
[1]	Associated Capital Group Inc. Class A	49,623	1,700
	Eagle Bancorp Montana Inc.	110,607	1,696
*	ACRES Commercial Realty Corp.	104,023	1,680
	Westwood Holdings Group Inc.	113,259	1,643
*	Affinity Bancshares Inc.	93,061	1,629
	CF Bankshares Inc.	62,612	1,599
*	Forge Global Holdings Inc.	1,700,514	1,583
	MainStreet Bancshares Inc.	87,327	1,581
*	Abacus Life Inc.	200,481	1,570
*	Consumer Portfolio Services Inc.	143,922	1,563
*	Oportun Financial Corp.	391,650	1,520
*	Paysign Inc.	496,392	1,499
	First Northwest Bancorp	144,883	1,478
	Provident Financial Holdings Inc.	92,550	1,472
	Lument Finance Trust Inc.	561,840	1,450
	Hanover Bancorp Inc.	62,439	1,440
	Magyar Bancorp Inc.	97,998	1,420
	Old Point Financial Corp.	54,204	1,413
	First Capital Inc.	44,241	1,411
	Union Bankshares Inc.	47,107	1,362
[1]	Cherry Hill Mortgage Investment Corp.	515,377	1,361
	Finward Bancorp	47,858	1,345
*	Maiden Holdings Ltd.	784,554	1,326
	Territorial Bancorp Inc.	133,227	1,296
*	Sterling Bancorp Inc.	269,676	1,284
	Ohio Valley Banc Corp.	52,525	1,272
	Landmark Bancorp Inc.	52,754	1,267
	Crawford & Co. Class A	105,108	1,215
[1]	B. Riley Financial Inc.	261,466	1,200
*	SWK Holdings Corp.	73,712	1,169
	Bank of the James Financial Group Inc.	76,015	1,164
*	1895 Bancorp of Wisconsin Inc.	113,359	1,129
*	Catalyst Bancorp Inc.	95,618	1,125
	Sunrise Realty Trust Inc.	78,372	1,103
*	Fifth District Bancorp Inc.	86,473	1,095
	First Guaranty Bancshares Inc.	90,349	1,026
	First US Bancshares Inc.	79,463	995
*	Rhinebeck Bancorp Inc.	100,699	971

Extended Market Index Fund
		Shares	Market Value• ($000)
*	GoHealth Inc. Class A	70,226	940
	Sachem Capital Corp.	658,263	889
*,1	Chain Bridge Bancorp Inc. Class A	35,046	879
	IF Bancorp Inc.	37,943	872
	United Bancorp Inc.	67,545	870
*	ICC Holdings Inc.	36,374	846
*	Better Home & Finance Holding Co.	91,530	816
*	Heritage Global Inc.	432,887	801
	Village Bank & Trust Financial Corp.	10,214	797
	Hennessy Advisors Inc.	58,395	738
	Bayfirst Financial Corp.	56,203	737
*,1	BM Technologies Inc.	144,374	706
	Auburn National Bancorp Inc.	29,648	696
*	Old Market Capital Corp.	107,044	687
*	Great Elm Group Inc.	358,816	649
	Summit State Bank	84,229	644
*	NSTS Bancorp Inc.	54,957	635
*	First Seacoast Bancorp	62,608	625
	Pathfinder Bancorp Inc.	36,045	615
	AmeriServ Financial Inc.	234,364	614
[1]	Value Line Inc.	10,721	566
	US Global Investors Inc. Class A	226,209	552
	Manhattan Bridge Capital Inc.	97,420	547
*	Broadway Financial Corp.	78,709	539
*	Siebert Financial Corp.	165,890	524
*,1	Central Plains Bancshares Inc.	29,505	441
*,1	Oxbridge Re Holdings Ltd.	85,132	344
*	Usio Inc.	234,439	342
*	FlexShopper Inc.	194,566	333
*	Katapult Holdings Inc.	44,981	304
[1]	Texas Community Bancshares Inc.	20,037	303
*	OptimumBank Holdings Inc.	59,901	285
*	Fundamental Global Inc.	12,138	282
*	Bogota Financial Corp.	36,486	269
	MarketWise Inc.	392,321	223
*	PB Bankshares Inc.	13,999	213
	Home Federal Bancorp Inc. of Louisiana	13,796	174
*	Income Opportunity Realty Investors Inc.	8,889	160
*	Kentucky First Federal Bancorp	53,070	159
	Atlantic American Corp.	88,541	133
*	Carver Bancorp Inc.	71,288	130
*,1	Binah Capital Group Inc.	41,859	123
*	Dominari Holdings Inc.	77,916	78
*	AppTech Payments Corp.	149,956	78
	Glen Burnie Bancorp	12,758	75
	Lake Shore Bancorp Inc.	4,747	65
	Cohen & Co. Inc.	4,688	49
*	Ryvyl Inc.	35,394	46
*,1	Patriot National Bancorp Inc.	18,171	33
*,1	Conifer Holdings Inc.	25,019	29
*,1	XBP Europe Holdings Inc.	23,988	26
*,1	OLB Group Inc.	11,281	23
*	SHF Holdings Inc.	38,848	17
*	CFSB Bancorp Inc.	1,674	11
*,1	Beneficient Class A	12,027	9
*,1	Reliance Global Group Inc.	2,385	6
*	Netcapital Inc.	755	2
*	Mill City Ventures III Ltd.	492	1
*	Marygold Cos. Inc.	122	—
			19,996,170
Health Care (11.4%)
*	Veeva Systems Inc. Class A	2,257,056	474,546
*	Alnylam Pharmaceuticals Inc.	1,954,147	459,830
*	Illumina Inc.	2,405,732	321,478
*	Natera Inc.	1,999,957	316,593
*	United Therapeutics Corp.	676,119	238,562
*	Avantor Inc.	10,321,787	217,480
*	Neurocrine Biosciences Inc.	1,533,234	209,286
*	BioMarin Pharmaceutical Inc.	2,891,111	190,033

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Insmed Inc.	2,715,266	187,462
*	Tenet Healthcare Corp.	1,438,619	181,597
*	Sarepta Therapeutics Inc.	1,449,025	176,187
*	Exact Sciences Corp.	2,806,961	157,723
	Royalty Pharma plc Class A	5,791,783	147,748
*	Exelixis Inc.	4,328,882	144,152
*	Vaxcyte Inc.	1,746,604	142,977
*	Globus Medical Inc. Class A	1,722,194	142,443
	Encompass Health Corp.	1,522,204	140,576
*	Penumbra Inc.	584,530	138,814
*	Medpace Holdings Inc.	386,397	128,373
*	HealthEquity Inc.	1,325,290	127,162
*	Glaukos Corp.	833,042	124,906
*	Intra-Cellular Therapies Inc.	1,491,406	124,562
	Chemed Corp.	227,132	120,335
	Ensign Group Inc.	863,957	114,785
*	REVOLUTION Medicines Inc.	2,601,733	113,800
*	Repligen Corp.	789,497	113,640
*	Jazz Pharmaceuticals plc	917,120	112,943
*	Masimo Corp.	674,118	111,432
*	Doximity Inc. Class A	1,945,870	103,890
	Bruker Corp.	1,680,531	98,513
*	Bio-Rad Laboratories Inc. Class A	291,820	95,866
*	Lantheus Holdings Inc.	1,051,165	94,037
*	Halozyme Therapeutics Inc.	1,930,523	92,298
*	Elanco Animal Health Inc.	7,486,441	90,661
*	Merit Medical Systems Inc.	881,862	85,294
*	Inspire Medical Systems Inc.	455,055	84,358
*	Blueprint Medicines Corp.	966,764	84,321
*	Cytokinetics Inc.	1,783,845	83,912
*	Ionis Pharmaceuticals Inc.	2,387,221	83,457
*	Madrigal Pharmaceuticals Inc.	258,866	79,878
*	Roivant Sciences Ltd.	6,468,961	76,528
*	Crinetics Pharmaceuticals Inc.	1,419,217	72,565
*,1	Corcept Therapeutics Inc.	1,416,371	71,371
*	Alkermes plc	2,466,963	70,950
*	Hims & Hers Health Inc.	2,894,022	69,977
*	RadNet Inc.	988,264	69,020
*	Viking Therapeutics Inc.	1,690,550	68,028
*	Integer Holdings Corp.	505,469	66,985
*	PROCEPT BioRobotics Corp.	824,176	66,363
*	ADMA Biologics Inc.	3,592,954	61,619
*	Bridgebio Pharma Inc.	2,222,496	60,985
*	TG Therapeutics Inc.	2,013,034	60,592
*	Krystal Biotech Inc.	385,801	60,440
*	Haemonetics Corp.	766,458	59,845
*	Option Care Health Inc.	2,578,194	59,814
*	Ultragenyx Pharmaceutical Inc.	1,393,769	58,636
*	Prestige Consumer Healthcare Inc.	750,475	58,605
	Organon & Co.	3,892,316	58,073
	DENTSPLY SIRONA Inc.	3,056,523	58,013
*	ICU Medical Inc.	371,213	57,601
*	Guardant Health Inc.	1,861,726	56,876
*	Acadia Healthcare Co. Inc.	1,402,819	55,622
*	PTC Therapeutics Inc.	1,176,470	53,106
	Perrigo Co. plc	2,055,886	52,857
*	Avidity Biosciences Inc.	1,815,935	52,807
*	Apellis Pharmaceuticals Inc.	1,645,058	52,494
*	Axsome Therapeutics Inc.	614,408	51,985
*,1	CRISPR Therapeutics AG	1,287,497	50,676
*	Envista Holdings Corp.	2,608,293	50,314
*	Scholar Rock Holding Corp.	1,126,546	48,689
*	Biohaven Ltd.	1,267,975	47,359
*	Veracyte Inc.	1,173,915	46,487
*	Nuvalent Inc. Class A	583,773	45,698
*	CorVel Corp.	410,173	45,636
*	Arcellx Inc.	586,649	44,990
*	QuidelOrtho Corp.	1,007,684	44,892
*	Amedisys Inc.	494,356	44,883
*	Novocure Ltd.	1,490,497	44,417

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Rhythm Pharmaceuticals Inc.	788,899	44,163
*	iRhythm Technologies Inc.	475,120	42,842
*	Twist Bioscience Corp.	890,483	41,381
*	SpringWorks Therapeutics Inc.	1,133,558	40,955
*	Vericel Corp.	744,115	40,859
*	Inari Medical Inc.	757,979	38,695
*	Denali Therapeutics Inc.	1,890,309	38,524
*	Amicus Therapeutics Inc.	4,066,281	38,304
*,1	Summit Therapeutics Inc.	2,128,446	37,982
*	LivaNova plc	816,891	37,830
*	Enovis Corp.	841,448	36,923
	Patterson Cos. Inc.	1,192,339	36,796
*	Neogen Corp.	3,004,425	36,474
*	Tandem Diabetes Care Inc.	1,004,487	36,182
*	Catalyst Pharmaceuticals Inc.	1,705,185	35,587
*	Arrowhead Pharmaceuticals Inc.	1,892,413	35,577
*	Vera Therapeutics Inc. Class A	839,825	35,516
*	Azenta Inc.	707,985	35,399
*	Protagonist Therapeutics Inc.	894,662	34,534
*	Addus HomeCare Corp.	275,034	34,475
*	ACADIA Pharmaceuticals Inc.	1,859,156	34,115
*	Ideaya Biosciences Inc.	1,315,128	33,799
	Concentra Group Holdings Parent Inc.	1,657,412	32,784
*	NeoGenomics Inc.	1,944,815	32,051
	CONMED Corp.	464,353	31,780
*	TransMedics Group Inc.	509,330	31,757
	Premier Inc. Class A	1,482,637	31,432
*	Sotera Health Co.	2,295,520	31,403
*	Omnicell Inc.	704,570	31,367
*	Ligand Pharmaceuticals Inc.	290,334	31,109
*	Privia Health Group Inc.	1,573,899	30,770
*	Supernus Pharmaceuticals Inc.	832,676	30,110
	Select Medical Holdings Corp.	1,586,434	29,904
*,1	Recursion Pharmaceuticals Inc. Class A	4,332,899	29,290
*	Tarsus Pharmaceuticals Inc.	524,243	29,027
*	Kymera Therapeutics Inc.	719,775	28,957
*	Agios Pharmaceuticals Inc.	869,075	28,558
	LeMaitre Vascular Inc.	307,659	28,348
*	Geron Corp.	7,990,541	28,286
*	Dyne Therapeutics Inc.	1,200,312	28,279
*	Beam Therapeutics Inc.	1,118,007	27,727
*	MannKind Corp.	4,246,114	27,302
*	UFP Technologies Inc.	111,007	27,142
*	Akero Therapeutics Inc.	954,545	26,555
*	Janux Therapeutics Inc.	492,038	26,344
*	Waystar Holding Corp.	716,388	26,291
*	Iovance Biotherapeutics Inc.	3,451,139	25,538
*	Fortrea Holdings Inc.	1,354,690	25,265
*	Celldex Therapeutics Inc.	997,167	25,198
*	Mirum Pharmaceuticals Inc.	606,471	25,078
*	Xencor Inc.	1,087,997	25,002
*	Immunovant Inc.	1,004,531	24,882
*	Surgery Partners Inc.	1,146,447	24,270
*	Edgewise Therapeutics Inc.	892,088	23,819
*	Teladoc Health Inc.	2,605,523	23,684
*	10X Genomics Inc. Class A	1,643,452	23,600
*	Dynavax Technologies Corp.	1,846,969	23,586
*	GeneDx Holdings Corp. Class A	303,833	23,353
*	BioCryst Pharmaceuticals Inc.	3,103,335	23,337
*	CG oncology Inc.	806,859	23,141
*	Integra LifeSciences Holdings Corp.	1,014,208	23,002
*	WaVe Life Sciences Ltd.	1,800,754	22,275
*	AtriCure Inc.	728,511	22,263
*	Arcutis Biotherapeutics Inc.	1,578,418	21,987
*	Apogee Therapeutics Inc.	477,024	21,609
*	Amphastar Pharmaceuticals Inc.	578,833	21,492
	US Physical Therapy Inc.	235,857	20,923
*	Travere Therapeutics Inc.	1,199,493	20,895
*	Phreesia Inc.	823,303	20,714
*	Viridian Therapeutics Inc.	1,051,424	20,156

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Astrana Health Inc.	634,139	19,994
*	Progyny Inc.	1,159,038	19,993
*	Harmony Biosciences Holdings Inc.	580,694	19,982
	National HealthCare Corp.	184,708	19,867
*	Praxis Precision Medicines Inc.	257,717	19,834
*,1	Novavax Inc.	2,459,658	19,776
*	Clover Health Investments Corp. Class A	6,216,427	19,582
*	Nurix Therapeutics Inc.	1,014,733	19,118
*	Disc Medicine Inc.	300,308	19,040
*	Myriad Genetics Inc.	1,387,044	19,016
*	Intellia Therapeutics Inc.	1,619,770	18,886
*	Evolent Health Inc. Class A	1,651,570	18,580
*	Ardelyx Inc.	3,657,121	18,542
*	Soleno Therapeutics Inc.	411,954	18,517
*	Arvinas Inc.	962,942	18,460
*	STAAR Surgical Co.	759,660	18,452
*	RxSight Inc.	517,564	17,794
*	Certara Inc.	1,664,695	17,729
*	Alignment Healthcare Inc.	1,575,191	17,721
	Embecta Corp.	857,631	17,710
*	Spyre Therapeutics Inc.	756,297	17,607
*	Amneal Pharmaceuticals Inc.	2,219,510	17,578
*	CareDx Inc.	812,168	17,388
*	Syndax Pharmaceuticals Inc.	1,290,260	17,057
*	MiMedx Group Inc.	1,767,387	17,002
*	Ocular Therapeutix Inc.	1,951,868	16,669
*	Pediatrix Medical Group Inc.	1,269,380	16,654
*	Artivion Inc.	576,676	16,487
*	Schrodinger Inc.	841,952	16,241
*	Rocket Pharmaceuticals Inc.	1,282,392	16,120
*	Harrow Inc.	470,848	15,797
*	Brookdale Senior Living Inc.	3,083,101	15,508
*	AdaptHealth Corp. Class A	1,593,083	15,166
*	Owens & Minor Inc.	1,146,452	14,984
*	Alphatec Holdings Inc.	1,581,410	14,517
*	Innoviva Inc.	833,354	14,459
*	Pennant Group Inc.	539,497	14,307
*	LifeStance Health Group Inc.	1,925,999	14,195
*	ANI Pharmaceuticals Inc.	253,350	14,005
*	BioLife Solutions Inc.	535,457	13,900
*	Collegium Pharmaceutical Inc.	484,767	13,889
*	BrightSpring Health Services Inc.	813,915	13,861
*	AMN Healthcare Services Inc.	574,382	13,739
*,1	Anavex Life Sciences Corp.	1,268,242	13,621
*	Neumora Therapeutics Inc.	1,284,493	13,616
*	Pacira BioSciences Inc.	692,886	13,054
*	Day One Biopharmaceuticals Inc.	1,030,309	13,054
*	89bio Inc.	1,621,553	12,681
*	Cogent Biosciences Inc.	1,587,861	12,385
*	uniQure NV	698,824	12,341
*	Arcus Biosciences Inc.	813,682	12,116
	HealthStream Inc.	370,159	11,771
*	Avid Bioservices Inc.	948,279	11,711
*	Castle Biosciences Inc.	433,910	11,564
	Mesa Laboratories Inc.	85,172	11,232
*	Avanos Medical Inc.	700,374	11,150
*	Replimune Group Inc.	888,122	10,755
*	Pliant Therapeutics Inc.	814,881	10,732
*	Nuvation Bio Inc.	4,027,372	10,713
*	Kura Oncology Inc.	1,223,857	10,660
*	Axogen Inc.	642,129	10,582
*	Poseida Therapeutics Inc. Class A	1,090,415	10,468
*,1	Enliven Therapeutics Inc.	458,248	10,311
*	Cytek Biosciences Inc.	1,582,369	10,270
*	Adaptive Biotechnologies Corp.	1,665,489	9,985
*	Vir Biotechnology Inc.	1,358,854	9,974
*	Ironwood Pharmaceuticals Inc. Class A	2,246,752	9,953
*	Orthofix Medical Inc.	561,528	9,804
*	Maravai LifeSciences Holdings Inc. Class A	1,783,612	9,721
*	Cullinan Therapeutics Inc.	786,366	9,578

Extended Market Index Fund
		Shares	Market Value• ($000)
[1]	Oruka Therapeutics Inc.	486,475	9,433
*,1	ArriVent Biopharma Inc.	345,648	9,208
*	Liquidia Corp.	781,452	9,190
*	Immunome Inc.	854,722	9,077
*	agilon health Inc.	4,774,806	9,072
*,1	Capricor Therapeutics Inc.	647,650	8,938
*,1	Omeros Corp.	899,471	8,887
*	Keros Therapeutics Inc.	557,396	8,824
*	Varex Imaging Corp.	603,757	8,809
*	Surmodics Inc.	219,124	8,677
*	Erasca Inc.	3,408,202	8,555
*	Standard BioTools Inc.	4,784,970	8,374
*	Cross Country Healthcare Inc.	451,953	8,207
*	ARS Pharmaceuticals Inc.	777,196	8,199
*,1	Altimmune Inc.	1,124,588	8,108
*	EyePoint Pharmaceuticals Inc.	1,086,629	8,095
*	Evolus Inc.	731,621	8,077
*	Relay Therapeutics Inc.	1,952,020	8,042
*	Xeris Biopharma Holdings Inc.	2,356,604	7,989
*	Cargo Therapeutics Inc.	552,370	7,965
*	SI-BONE Inc.	564,887	7,920
*	Emergent BioSolutions Inc.	825,917	7,896
*	Prothena Corp. plc	568,680	7,876
*,1	Humacyte Inc.	1,544,379	7,799
*,1	CorMedix Inc.	954,894	7,735
*	PACS Group Inc.	579,417	7,596
*,1	GRAIL Inc.	422,958	7,550
*,1	OPKO Health Inc.	5,076,418	7,462
*,1	Butterfly Network Inc.	2,376,438	7,414
*	Arbutus Biopharma Corp.	2,217,135	7,250
*,1	Pacific Biosciences of California Inc.	3,960,158	7,247
	LENZ Therapeutics Inc.	240,274	6,937
*	Health Catalyst Inc.	979,271	6,923
*,1	Mind Medicine MindMed Inc.	989,184	6,885
*	Annexon Inc.	1,339,426	6,871
*	Bioventus Inc. Class A	651,270	6,838
*	Arcturus Therapeutics Holdings Inc.	401,098	6,807
*	GoodRx Holdings Inc. Class A	1,460,965	6,793
	Simulations Plus Inc.	241,210	6,727
	Phibro Animal Health Corp. Class A	316,951	6,656
*	Stoke Therapeutics Inc.	592,242	6,532
	iRadimed Corp.	116,921	6,431
*	Tactile Systems Technology Inc.	373,464	6,397
*	Zevra Therapeutics Inc.	763,979	6,372
*	MaxCyte Inc.	1,524,954	6,344
*,1	ImmunityBio Inc.	2,469,787	6,323
*	Talkspace Inc.	2,020,368	6,243
*	Akebia Therapeutics Inc.	3,279,654	6,231
*	ClearPoint Neuro Inc.	404,917	6,228
*	Zimvie Inc.	445,710	6,218
*	Codexis Inc.	1,291,153	6,159
*,1	Dianthus Therapeutics Inc.	279,761	6,099
*	Savara Inc.	1,963,623	6,028
*	Quanterix Corp.	566,676	6,024
*,1	Esperion Therapeutics Inc.	2,710,005	5,962
*	DocGo Inc.	1,391,846	5,901
*	Paragon 28 Inc.	562,069	5,806
*,1	Phathom Pharmaceuticals Inc.	714,800	5,804
*	Entrada Therapeutics Inc.	334,800	5,789
*	Septerna Inc.	252,030	5,771
*	ORIC Pharmaceuticals Inc.	713,608	5,759
*	Verve Therapeutics Inc.	1,019,742	5,751
*	Community Health Systems Inc.	1,918,894	5,737
*	Fulgent Genetics Inc.	306,478	5,661
*	Tourmaline Bio Inc.	278,376	5,645
*	Enhabit Inc.	722,665	5,644
*	CryoPort Inc.	710,312	5,526
*	AngioDynamics Inc.	594,826	5,449
*	OrthoPediatrics Corp.	234,973	5,447
*	Delcath Systems Inc.	434,810	5,235

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Terns Pharmaceuticals Inc.	936,741	5,190
*	REGENXBIO Inc.	666,975	5,156
*	Astria Therapeutics Inc.	576,067	5,150
*	Tectonic Therapeutic Inc.	111,442	5,145
*,1	Bicara Therapeutics Inc.	293,618	5,115
*	aTyr Pharma Inc.	1,411,584	5,110
*	Celcuity Inc.	385,169	5,042
*	Treace Medical Concepts Inc.	674,760	5,020
*	OmniAb Inc.	1,416,946	5,016
*	Avita Medical Inc.	389,203	4,982
*	Monte Rosa Therapeutics Inc.	704,759	4,891
*,1	Pulse Biosciences Inc.	277,259	4,827
*	Theravance Biopharma Inc.	509,447	4,794
*	Sage Therapeutics Inc.	870,137	4,725
*,1	Quantum-Si Inc.	1,733,065	4,679
*	Aura Biosciences Inc.	567,500	4,665
*,1	Ceribell Inc.	179,277	4,640
*	KalVista Pharmaceuticals Inc.	544,758	4,614
*	Allogene Therapeutics Inc.	2,159,046	4,599
*	Eton Pharmaceuticals Inc.	343,599	4,577
*	Mineralys Therapeutics Inc.	371,819	4,577
*	Kodiak Sciences Inc.	458,129	4,558
*,1	Semler Scientific Inc.	82,938	4,479
*	Rigel Pharmaceuticals Inc.	264,449	4,448
*	Viemed Healthcare Inc.	552,536	4,431
*	Lifecore Biomedical Inc.	591,266	4,393
*	Vanda Pharmaceuticals Inc.	898,431	4,303
*	Corvus Pharmaceuticals Inc.	793,143	4,243
*	ChromaDex Corp.	799,228	4,240
*	Aveanna Healthcare Holdings Inc.	924,293	4,224
*	Pulmonx Corp.	615,697	4,181
*,1	Senseonics Holdings Inc.	7,942,373	4,157
*	AnaptysBio Inc.	310,268	4,108
*	Cerus Corp.	2,647,915	4,078
*	Revance Therapeutics Inc.	1,338,978	4,070
*	Eledon Pharmaceuticals Inc.	974,991	4,017
*,1	Upstream Bio Inc.	243,957	4,011
*	Tyra Biosciences Inc.	286,089	3,977
*	Aquestive Therapeutics Inc.	1,106,553	3,939
*,1	Jasper Therapeutics Inc.	183,935	3,933
*	Y-mAbs Therapeutics Inc.	500,903	3,922
*	Verastem Inc.	757,610	3,917
*	Accolade Inc.	1,135,332	3,883
*	Taysha Gene Therapies Inc.	2,237,966	3,872
*	OraSure Technologies Inc.	1,057,817	3,819
*	Voyager Therapeutics Inc.	667,461	3,784
*	XOMA Royalty Corp.	143,827	3,780
*	Abeona Therapeutics Inc.	678,098	3,777
*	Third Harmonic Bio Inc.	363,651	3,742
	National Research Corp.	209,615	3,698
*	Personalis Inc.	638,377	3,690
*	Anika Therapeutics Inc.	222,533	3,663
*,1	Benitec Biopharma Inc.	289,979	3,662
*	Rezolute Inc.	744,474	3,648
*	Absci Corp.	1,392,429	3,648
*	Sonida Senior Living Inc.	157,591	3,637
*	Atea Pharmaceuticals Inc.	1,083,268	3,629
*	Chimerix Inc.	1,036,797	3,608
	SIGA Technologies Inc.	594,543	3,573
*	Organogenesis Holdings Inc. Class A	1,099,012	3,517
*	Aldeyra Therapeutics Inc.	697,567	3,481
*	TruBridge Inc.	176,229	3,475
*	Olema Pharmaceuticals Inc.	591,593	3,449
*	Sana Biotechnology Inc.	2,072,868	3,379
*	ACELYRIN Inc.	1,071,398	3,364
*,1	Heron Therapeutics Inc.	2,179,267	3,334
*,1	Gyre Therapeutics Inc.	274,131	3,317
*	iTeos Therapeutics Inc.	428,055	3,287
*,1	Ocugen Inc.	4,077,677	3,283
*	Neurogene Inc.	143,444	3,279

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Inogen Inc.	354,264	3,249
*,1	MBX Biosciences Inc.	175,611	3,236
*	Korro Bio Inc.	84,309	3,210
*	Definitive Healthcare Corp. Class A	765,225	3,145
*	Sangamo Therapeutics Inc.	3,073,481	3,135
*	Performant Healthcare Inc.	1,035,958	3,129
*	Trevi Therapeutics Inc.	751,007	3,094
*	CVRx Inc.	241,850	3,064
*	Tango Therapeutics Inc.	986,390	3,048
*	MacroGenics Inc.	931,105	3,026
	Utah Medical Products Inc.	48,796	2,999
*	Stereotaxis Inc.	1,315,505	2,999
*	C4 Therapeutics Inc.	808,904	2,912
*	Electromed Inc.	98,146	2,900
*	Accuray Inc.	1,445,720	2,863
*	Amylyx Pharmaceuticals Inc.	727,341	2,749
*	Fulcrum Therapeutics Inc.	583,962	2,745
*	Zentalis Pharmaceuticals Inc.	896,551	2,717
*	Inhibrx Biosciences Inc.	175,317	2,700
*,1	Prime Medicine Inc.	913,217	2,667
*,1	Lexeo Therapeutics Inc.	404,869	2,664
*	Coherus Biosciences Inc.	1,919,896	2,649
*	4D Molecular Therapeutics Inc.	475,001	2,646
*,1	Sera Prognostics Inc. Class A	322,304	2,624
*	Gossamer Bio Inc.	2,879,795	2,605
*,1	Cardiff Oncology Inc.	600,175	2,605
*	LifeMD Inc.	526,125	2,604
*	Perspective Therapeutics Inc.	799,979	2,552
*	InfuSystem Holdings Inc.	296,295	2,504
*,1	Cartesian Therapeutics Inc.	139,313	2,495
*	Nektar Therapeutics Class A	2,662,436	2,476
*	NeuroPace Inc.	220,783	2,471
*	Design Therapeutics Inc.	399,505	2,465
*	Foghorn Therapeutics Inc.	518,511	2,447
*	DiaMedica Therapeutics Inc.	446,811	2,426
*	Aclaris Therapeutics Inc.	968,697	2,402
*	Cidara Therapeutics Inc.	89,356	2,402
*	Vistagen Therapeutics Inc.	806,244	2,378
*,1	Checkpoint Therapeutics Inc.	732,703	2,345
*,1	ProKidney Corp. Class A	1,375,453	2,324
*	Fate Therapeutics Inc.	1,403,918	2,316
*	2seventy bio Inc.	780,357	2,294
*	Candel Therapeutics Inc.	262,851	2,282
*	Joint Corp.	214,460	2,280
*	Sanara Medtech Inc.	68,289	2,267
*	KORU Medical Systems Inc.	579,541	2,231
*	Tela Bio Inc.	738,475	2,230
*	Myomo Inc.	346,162	2,229
*,1	Rapport Therapeutics Inc.	125,455	2,226
*	scPharmaceuticals Inc.	622,223	2,203
*	Sutro Biopharma Inc.	1,186,947	2,184
*	Mersana Therapeutics Inc.	1,524,973	2,181
*	Biodesix Inc.	1,418,674	2,171
*	Alector Inc.	1,147,793	2,169
*	ModivCare Inc.	181,312	2,147
*,1	Lexicon Pharmaceuticals Inc.	2,902,599	2,144
*	Precigen Inc.	1,911,098	2,140
*	Nevro Corp.	574,034	2,135
*	Biote Corp. Class A	342,071	2,114
*	Corbus Pharmaceuticals Holdings Inc.	174,434	2,058
*	TScan Therapeutics Inc.	673,066	2,046
*,1	Artiva Biotherapeutics Inc.	200,614	2,022
*	Compass Therapeutics Inc.	1,376,010	1,995
*	Larimar Therapeutics Inc.	510,244	1,975
*	Caribou Biosciences Inc.	1,231,510	1,958
*,1	Alpha Teknova Inc.	225,591	1,884
*	Inozyme Pharma Inc.	679,651	1,883
*,1	Zenas Biopharma Inc.	229,530	1,880
*	Ventyx Biosciences Inc.	846,664	1,854
*	Puma Biotechnology Inc.	585,850	1,787

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Nkarta Inc.	704,875	1,755
*,1	Metagenomi Inc.	484,252	1,748
*	Editas Medicine Inc.	1,365,287	1,734
*,1	IGM Biosciences Inc.	275,546	1,684
*	Sight Sciences Inc.	459,335	1,672
*	Vaxart Inc.	2,523,623	1,671
*	Orchestra BioMed Holdings Inc.	414,591	1,658
*	Kewaunee Scientific Corp.	26,788	1,657
*,1	Zynex Inc.	205,591	1,647
*	Enanta Pharmaceuticals Inc.	281,611	1,619
*	Lyell Immunopharma Inc.	2,522,865	1,615
*,1	Zomedica Corp.	13,413,683	1,610
*,1	Cassava Sciences Inc.	679,920	1,605
*	Atossa Therapeutics Inc.	1,667,748	1,574
*,1	Inhibikase Therapeutics Inc.	483,350	1,571
*,1	Protara Therapeutics Inc.	295,995	1,563
*,1	Alumis Inc.	196,728	1,546
*,1	TuHURA Biosciences Inc.	376,319	1,539
*	Achieve Life Sciences Inc.	436,630	1,537
*	Cabaletta Bio Inc.	671,421	1,524
*	Regulus Therapeutics Inc.	940,386	1,486
*,1	Sagimet Biosciences Inc. Class A	329,693	1,484
*	American Well Corp. Class A	201,558	1,461
*,1	OnKure Therapeutics Inc. Class A	168,135	1,446
*,1	Coya Therapeutics Inc.	251,592	1,442
*	Sensus Healthcare Inc.	207,423	1,435
*	FONAR Corp.	94,631	1,433
*	X4 Pharmaceuticals Inc.	1,935,936	1,420
*	Lineage Cell Therapeutics Inc.	2,814,846	1,414
*,1	Biomea Fusion Inc.	358,928	1,393
*,1	Alto Neuroscience Inc.	328,913	1,391
*	Solid Biosciences Inc.	342,972	1,372
*	Pro-Dex Inc.	29,233	1,367
*	Adverum Biotechnologies Inc.	285,796	1,335
*,1	Bluebird Bio Inc.	159,569	1,331
*	OptimizeRx Corp.	270,268	1,313
*,1	Nutex Health Inc.	40,986	1,299
*	Elutia Inc. Class A	346,528	1,296
*	Black Diamond Therapeutics Inc.	600,308	1,285
*	MediciNova Inc.	607,734	1,276
*,1	Zura Bio Ltd. Class A	500,323	1,251
*,1	Monopar Therapeutics Inc.	56,509	1,243
*	Avalo Therapeutics Inc.	165,801	1,232
*	Inotiv Inc.	297,324	1,231
*	Harvard Bioscience Inc.	579,986	1,224
*	Allakos Inc.	1,009,952	1,222
*,1	Pyxis Oncology Inc.	782,884	1,221
*,1	BioAge Labs Inc.	210,307	1,218
*,1	Seres Therapeutics Inc.	1,449,776	1,205
*	Seer Inc. Class A	517,365	1,195
*	LENSAR Inc.	133,235	1,191
*,1	Aligos Therapeutics Inc.	29,610	1,180
*	Immunic Inc.	1,175,045	1,175
*,1	Renovaro Inc.	1,404,708	1,174
*	Instil Bio Inc.	60,755	1,160
*	XBiotech Inc.	292,547	1,156
*,1	Assertio Holdings Inc.	1,307,570	1,139
*	Leap Therapeutics Inc.	394,334	1,134
*	Nautilus Biotechnology Inc.	670,132	1,126
*	TriSalus Life Sciences Inc.	222,279	1,114
*	Karyopharm Therapeutics Inc.	1,642,989	1,111
*	PepGen Inc.	289,477	1,097
*	Applied Therapeutics Inc.	1,260,938	1,080
*,1	Telomir Pharmaceuticals Inc.	261,970	1,079
*	Multiplan Corp.	72,787	1,076
*,1	Kyverna Therapeutics Inc.	284,906	1,066
*	Acrivon Therapeutics Inc.	176,365	1,062
*,1	Tenaya Therapeutics Inc.	741,534	1,060
*,1	Monogram Technologies Inc.	442,396	1,048
*	Assembly Biosciences Inc.	66,356	1,047

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Adicet Bio Inc.	1,079,499	1,038
*	CytomX Therapeutics Inc.	981,491	1,011
*	Innovage Holding Corp.	253,304	995
*	Anixa Biosciences Inc.	420,658	976
*	Aileron Therapeutics Inc.	412,220	948
*	ElectroCore Inc.	57,506	932
*,1	Scilex Holding Co.	2,094,930	893
*,1	AirSculpt Technologies Inc.	167,488	869
*,1	Galectin Therapeutics Inc.	670,160	864
*	Modular Medical Inc.	612,199	839
*	Shattuck Labs Inc.	692,870	838
*	Outset Medical Inc.	753,842	837
*	Contineum Therapeutics Inc. Class A	57,107	837
*,1	Invizyne Technologies Inc.	50,460	833
*	PMV Pharmaceuticals Inc.	540,351	816
*,1	Fibrobiologics Inc.	407,674	815
*	Acumen Pharmaceuticals Inc.	472,172	812
*,1	Agenus Inc.	295,524	810
*	HilleVax Inc.	387,789	803
*,1	Greenwich Lifesciences Inc.	71,311	801
*	Century Therapeutics Inc.	785,571	793
*,1	Quince Therapeutics Inc.	418,220	782
*	Aadi Bioscience Inc.	247,520	781
*,1	Inmune Bio Inc.	165,874	775
*	Ovid therapeutics Inc.	819,585	765
*	Mural Oncology plc	236,779	762
*	Generation Bio Co.	718,076	761
*,1	23andMe Holding Co. Class A	233,224	758
*	Clearside Biomedical Inc.	783,853	745
*,1	PDS Biotechnology Corp.	456,785	745
*,1	DIH Holdings US Inc.	540,529	741
*,1	Cibus Inc. Class A	264,388	735
*	FibroGen Inc.	1,380,877	731
*	Cue Biopharma Inc.	670,813	731
*,1	Climb Bio Inc.	404,120	727
*	RAPT Therapeutics Inc.	458,854	725
*	Rockwell Medical Inc.	355,638	725
*	Atara Biotherapeutics Inc.	54,473	725
*	Skye Bioscience Inc.	249,751	707
*,1	Akoya Biosciences Inc.	306,112	701
*,1	Genelux Corp.	292,086	689
*	ALX Oncology Holdings Inc.	404,096	675
*	Inovio Pharmaceuticals Inc.	366,501	671
*	Apyx Medical Corp.	414,663	655
*,1	Annovis Bio Inc.	129,739	653
*	Neuronetics Inc.	403,878	650
*,1	Immuneering Corp. Class A	289,196	636
*	Milestone Scientific Inc.	644,906	619
*	Spero Therapeutics Inc.	587,342	605
*	Context Therapeutics Inc.	570,691	599
*	Champions Oncology Inc.	69,171	593
*	Hyperfine Inc. Class A	667,271	587
*	iCAD Inc.	319,228	584
*	Exagen Inc.	141,951	582
*	SCYNEXIS Inc.	479,862	581
*	CareCloud Inc.	158,809	581
*	Werewolf Therapeutics Inc.	392,161	580
*	Vor BioPharma Inc.	519,630	577
*,1	CAMP4 Therapeutics Corp.	110,467	577
*,1	Reviva Pharmaceuticals Holdings Inc.	312,304	565
*	ALT5 Sigma Corp.	117,597	547
*	Aerovate Therapeutics Inc.	202,519	537
*	Actinium Pharmaceuticals Inc.	424,314	535
*,1	Tempus AI Inc. Class A	15,839	535
*	Kronos Bio Inc.	559,541	532
*,1	Outlook Therapeutics Inc.	281,280	532
*,1	SELLAS Life Sciences Group Inc.	501,971	522
*	Ikena Oncology Inc.	318,152	522
*	CytoSorbents Corp.	568,233	517
*	Kezar Life Sciences Inc.	76,473	514

Extended Market Index Fund
		Shares	Market Value• ($000)
*	HeartBeam Inc.	213,306	491
*	Forian Inc.	229,226	472
*	enVVeno Medical Corp.	156,171	472
*	Optinose Inc.	68,816	460
	Enzo Biochem Inc.	618,881	442
*,1	Nuvectis Pharma Inc.	81,754	442
*	Immix Biopharma Inc.	199,247	438
*,1	Marinus Pharmaceuticals Inc.	811,000	434
*	Vicarious Surgical Inc. Class A	32,755	431
*	Journey Medical Corp.	109,083	426
*	Singular Genomics Systems Inc.	21,636	421
*	Vigil Neuroscience Inc.	240,980	410
*	VolitionRX Ltd.	622,949	374
*,3	Scilex Holding Co. (Acquired 1/23/23, Cost $5,738)	970,179	372
*	Vivani Medical Inc.	314,417	365
*	Gain Therapeutics Inc.	167,560	362
*	Lipocine Inc.	74,283	362
*	Allovir Inc.	858,612	361
*	AN2 Therapeutics Inc.	261,931	361
*	NeueHealth Inc.	47,738	354
*	Invivyd Inc.	797,404	353
*,1	Nexalin Technology Inc.	125,460	346
*	Opus Genetics Inc.	288,947	344
*	ImmuCell Corp.	66,638	343
*	Elevation Oncology Inc.	608,571	342
*,1	VYNE Therapeutics Inc.	100,806	338
*	Co-Diagnostics Inc.	444,776	334
*	Cara Therapeutics Inc.	53,813	329
*	MAIA Biotechnology Inc.	164,747	326
*	BioAtla Inc.	549,449	325
*	Ardent Health Partners Inc.	18,975	324
*,1	Celularity Inc. Class A	155,085	323
*	Xtant Medical Holdings Inc.	719,477	319
*	Lantern Pharma Inc.	99,265	317
*,1	Citius Pharmaceuticals Inc.	78,315	313
*,1	Fortress Biotech Inc.	152,474	309
*	Unicycive Therapeutics Inc.	373,220	296
*	Owlet Inc. Class A	65,981	294
*,1	CEL - SCI Corp.	723,184	289
*	Dyadic International Inc.	161,079	282
*,1	DarioHealth Corp.	355,607	280
*	Passage Bio Inc.	493,230	280
*	IRIDEX Corp.	164,113	276
*	Durect Corp.	363,771	273
*	Marker Therapeutics Inc.	87,137	271
*	Athira Pharma Inc.	452,018	265
*,1	Prelude Therapeutics Inc.	207,507	265
*,1	Q32 Bio Inc.	76,718	264
*	Surrozen Inc.	18,127	260
*	American Shared Hospital Services	81,025	258
*,1	Longeveron Inc. Class A	144,272	250
*	Curis Inc.	81,339	249
*	Dare Bioscience Inc.	79,884	249
*,1	Lexaria Bioscience Corp.	117,229	246
*,1	Pulmatrix Inc.	35,082	245
*	Rallybio Corp.	248,743	239
*,1	Rani Therapeutics Holdings Inc. Class A	172,976	237
*	CalciMedica Inc.	66,132	234
*,1	Omega Therapeutics Inc.	309,866	231
*,1	NanoViricides Inc.	154,515	221
*,1	Cardio Diagnostics Holdings Inc.	232,139	213
*	IGC Pharma Inc.	630,222	212
*	Femasys Inc.	192,667	212
*	Fractyl Health Inc.	101,641	209
*	Nutriband Inc.	43,788	206
*	Elicio Therapeutics Inc.	42,034	206
*	Precision BioSciences Inc.	54,205	206
*	Verrica Pharmaceuticals Inc.	289,249	202
*,1	Oncocyte Corp.	84,999	202
*	Cumberland Pharmaceuticals Inc.	84,244	200

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Armata Pharmaceuticals Inc.	106,021	196
*	MEI Pharma Inc.	79,554	196
*	UNITY Biotechnology Inc.	194,785	190
*,1	CervoMed Inc.	79,393	186
*,1	Psychemedics Corp.	82,868	186
*	Equillium Inc.	247,430	185
*	Relmada Therapeutics Inc.	353,625	184
*,1	GlycoMimetics Inc.	730,599	182
*	RenovoRx Inc.	141,487	182
*	KALA BIO Inc.	26,296	182
*	iBio Inc.	73,145	179
*	Clene Inc.	33,477	178
*,1	Spectral AI Inc.	61,531	174
*,1	Firefly Neuroscience Inc.	65,795	174
*	AEON Biopharma Inc. Class A	320,899	173
*	Lisata Therapeutics Inc.	57,596	172
*	NeuroOne Medical Technologies Corp.	207,077	171
*,1	Palatin Technologies Inc.	154,449	171
*	Retractable Technologies Inc.	246,784	170
*,1	Cellectar Biosciences Inc.	568,753	170
*	SAB Biotherapeutics Inc.	43,675	167
*	Minerva Neurosciences Inc.	74,257	165
*,1	Envoy Medical Inc.	112,140	165
*	Lucid Diagnostics Inc.	193,991	159
	Cryo-Cell International Inc.	21,345	158
*	Streamline Health Solutions Inc.	42,066	158
*	NextCure Inc.	201,978	156
*	Cocrystal Pharma Inc.	76,721	155
*	Xilio Therapeutics Inc.	160,024	153
*,1	Bionano Genomics Inc.	505,292	146
*,1	Tempest Therapeutics Inc.	174,007	145
*	Carisma Therapeutics Inc.	342,628	143
*,1	Cognition Therapeutics Inc.	200,577	141
*	Hookipa Pharma Inc.	69,843	140
*,1	Tenax Therapeutics Inc.	22,287	138
*	ProPhase Labs Inc.	181,391	137
*,1	Forte Biosciences Inc.	5,979	136
*	Senti Biosciences Inc. Class A	38,689	136
*	Beyond Air Inc.	374,314	134
*,1	Mira Pharmaceuticals Inc.	117,824	134
*,1	Palvella Therapeutics Inc.	11,069	133
*	Oncology Institute Inc.	422,983	131
*,1	GeoVax Labs Inc.	51,144	126
*	AIM ImmunoTech Inc.	620,229	123
*	Microbot Medical Inc.	108,034	121
*,1	IN8bio Inc.	471,410	121
*	Acurx Pharmaceuticals Inc.	145,537	118
*	PharmaCyte Biotech Inc.	74,919	116
*	Nexgel Inc.	25,526	114
*	Accelerate Diagnostics Inc.	95,333	114
*,1	Traws Pharma Inc.	12,879	114
*,1	Actuate Therapeutics Inc.	14,296	114
*,1	Bioxcel Therapeutics Inc.	293,322	110
*	Bolt Biotherapeutics Inc.	205,537	110
*,1	Exicure Inc.	8,019	110
*	Ekso Bionics Holdings Inc.	179,455	109
*	Rapid Micro Biosystems Inc. Class A	116,325	105
*	TherapeuticsMD Inc.	122,234	105
*	vTv Therapeutics Inc. Class A	7,654	104
*	NRX Pharmaceuticals Inc.	46,893	103
*	Precipio Inc.	17,645	96
*,1	BioVie Inc.	48,209	96
*,1	Cyclo Therapeutics Inc.	161,083	95
*,1	Lyra Therapeutics Inc.	455,832	94
*	Aprea Therapeutics Inc.	28,562	94
*,1	Cutera Inc.	255,224	90
*,1	Cosmos Health Inc.	134,834	90
	Scienture Holdings Inc.	14,548	88
*,1	Ocean Biomedical Inc.	156,202	86
*	Spruce Biosciences Inc.	197,187	83

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	Cadrenal Therapeutics Inc.	5,650	82
*	P3 Health Partners Inc.	355,045	80
*,1	SeaStar Medical Holding Corp.	41,263	80
*	Cyclerion Therapeutics Inc.	23,490	76
*	Boundless Bio Inc.	25,927	75
*	SunLink Health Systems Inc.	83,942	74
*,1	Vincerx Pharma Inc.	280,416	74
*	Intensity Therapeutics Inc.	40,587	72
*,1	Calidi Biotherapeutics Inc.	61,374	71
*	Strata Skin Sciences Inc.	23,545	68
*,1	Eyenovia Inc.	430,389	63
*	Serina Therapeutics Inc. (XASE)	12,351	62
*,1	BrainStorm Cell Therapeutics Inc.	26,734	61
*	MiNK Therapeutics Inc.	85,953	60
*,1	NeuroMetrix Inc.	15,124	60
*	OneMedNet Corp.	44,500	60
*,1	Jaguar Health Inc.	59,503	60
*	Syros Pharmaceuticals Inc.	257,635	59
*	Bullfrog AI Holdings Inc.	28,800	58
*	Synlogic Inc.	42,476	58
*,1	Predictive Oncology Inc.	69,881	57
*	MetaVia Inc.	28,020	57
*	Anebulo Pharmaceuticals Inc.	33,036	55
*,1	Aspira Women's Health Inc.	77,703	55
*,1	Organovo Holdings Inc.	114,640	53
*	Precision Optics Corp. Inc.	10,928	53
*,1	Moleculin Biotech Inc.	30,314	52
*,1	Biomerica Inc.	169,010	51
*	PAVmed Inc.	79,689	50
*	Sensei Biotherapeutics Inc.	99,616	49
*,1	Carmell Corp.	168,369	49
*	Aytu BioPharma Inc.	27,888	47
*	Imunon Inc.	48,806	46
*	Impact BioMedical Inc.	31,607	46
*,1	Viracta Therapeutics Inc.	282,488	45
*,1	Vivos Therapeutics Inc.	10,579	45
*,1	Know Labs Inc.	255,439	44
*,1	NAYA Biosciences Inc.	54,058	44
*	Talphera Inc.	81,358	43
*,1	Creative Medical Technology Holdings Inc.	17,629	42
*,1	Neuraxis Inc.	17,745	42
*	Turnstone Biologics Corp.	83,400	41
*	Galecto Inc.	8,508	40
*	Xenetic Biosciences Inc.	9,797	39
*,1	Alaunos Therapeutics Inc.	20,471	39
*	bioAffinity Technologies Inc.	40,642	38
*	Plus Therapeutics Inc.	32,541	37
*,1	NKGen Biotech Inc.	53,804	35
*	GT Biopharma Inc.	10,504	32
*	Matinas BioPharma Holdings Inc.	58,387	30
*	BioRestorative Therapies Inc.	20,472	29
*,1	Hoth Therapeutics Inc.	38,804	29
*,1	ABVC BioPharma Inc.	46,947	28
*,1	Coeptis Therapeutics Holdings Inc.	5,038	28
*	Regional Health Properties Inc.	16,970	27
*	Edesa Biotech Inc.	15,702	27
*	BioCardia Inc.	12,616	27
*	Indaptus Therapeutics Inc.	27,068	23
*	Hepion Pharmaceuticals Inc.	48,908	23
*,1	Intelligent Bio Solutions Inc.	15,485	22
*,1	Processa Pharmaceuticals Inc.	24,433	22
*,1	AquaBounty Technologies Inc.	34,020	21
*,1	Avinger Inc.	23,802	19
*	NanoVibronix Inc.	30,194	18
*,1	Aethlon Medical Inc.	21,224	18
*	HCW Biologics Inc.	37,677	17
*	Protagenic Therapeutics Inc.	31,996	16
*,1	Tivic Health Systems Inc.	47,981	16
*,1	Bio-Path Holdings Inc.	13,502	16
*,1	TNF Pharmaceuticals Inc.	13,689	16

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1,2	Aceragen Inc.	39,478	15
*,1	Silo Pharma Inc.	16,334	15
*,1	Conduit Pharmaceuticals Inc.	202,934	14
*	Syra Health Corp. Class A	34,247	14
*,1	Theriva Biologics Inc.	7,780	14
*,1	Petros Pharmaceuticals Inc.	31,811	13
*,1	Mustang Bio Inc.	73,419	13
*,1	Genprex Inc.	14,975	13
*	Titan Pharmaceuticals Inc.	4,103	13
*,1	Lipella Pharmaceuticals Inc.	4,314	13
*,1	Venus Concept Inc.	32,438	12
*,1	SCWorx Corp.	6,922	12
*,1	Innovative Eyewear Inc.	2,362	12
*,1	Lixte Biotechnology Holdings Inc.	5,209	11
*,1	Evoke Pharma Inc.	2,487	11
*,1	Synaptogenix Inc.	2,740	10
*,1	Ensysce Biosciences Inc.	1,212	10
*,1	Biofrontera Inc.	8,611	9
*,1	Adial Pharmaceuticals Inc.	9,359	9
*,1	Healthcare Triangle Inc.	8,801	9
*	Kiora Pharmaceuticals Inc.	2,729	9
*	Soligenix Inc.	3,180	9
*	Alzamend Neuro Inc.	7,854	9
*,1	Eterna Therapeutics Inc.	26,099	8
*,1	Helius Medical Technologies Inc. Class A	12,598	8
*,1	iCoreConnect Inc.	3,344	8
*,2	NeuBase Therapeutics Inc.	18,981	7
*	HeartSciences Inc.	1,916	7
*,1	Palisade Bio Inc.	4,536	7
*,1	Enveric Biosciences Inc.	18,198	6
*,1	Imac Holdings Inc.	5,133	6
*,1	Tenon Medical Inc.	2,982	6
*,1	cbdMD Inc.	13,042	5
*,1	180 Life Sciences Corp.	2,521	5
*,1	iSpecimen Inc.	1,800	5
*,1	Phio Pharmaceuticals Corp.	2,707	5
*	Estrella Immunopharma Inc.	3,716	4
*	ReShape Lifesciences Inc.	860	4
*,1	MSP Recovery Inc.	1,748	4
*	Oragenics Inc.	8,866	3
*,1	Entero Therapeutics Inc.	4,535	3
*	Salarius Pharmaceuticals Inc.	1,820	3
*,1	Cingulate Inc.	530	3
*,1	Sonnet BioTherapeutics Holdings Inc.	1,840	3
*	Cyclacel Pharmaceuticals Inc.	5,796	2
*	Virpax Pharmaceuticals Inc.	6,629	2
*,1	Tonix Pharmaceuticals Holding Corp.	7,300	2
*	Applied DNA Sciences Inc.	8,677	2
*,1	Nuwellis Inc.	1,426	2
*,1	Inspire Veterinary Partners Inc. Class A	10,823	2
*,1	Ontrak Inc.	1,355	2
*,1	Qualigen Therapeutics Inc.	456	2
*	Ainos Inc.	1,966	1
*,2	TFF Pharmaceuticals Inc.	11,762	1
*,1	Windtree Therapeutics Inc.	2,314	1
*	Avenue Therapeutics Inc.	618	1
*,1	SiNtx Technologies Inc.	218	1
*	60 Degrees Pharmaceuticals Inc.	588	1
*	Onconetix Inc.	1,837	1
*,1	LogicMark Inc.	758	1
*,2	Aravive Inc.	149,018	—
*,2	OmniAb Inc. 12.5 Earnout	83,004	—
*,2	OmniAb Inc. 15 Earnout	83,004	—
*,2	MYOS Corp.	20,700	—
*,1,2	MYOS Corp. (Registered)	48,410	—
*	Revelation Biosciences Inc.	201	—
*	CNS Pharmaceuticals Inc.	1,168	—
*	Tharimmune Inc.	29	—
*	ZyVersa Therapeutics Inc.	50	—
*	NovaBay Pharmaceuticals Inc.	392	—

Extended Market Index Fund
		Shares	Market Value• ($000)
*	GRI Bio Inc.	203	—
*	Sonoma Pharmaceuticals Inc.	190	—
*	Aptevo Therapeutics Inc.	56	—
*	Autonomix Medical Inc.	82	—
*	ENDRA Life Sciences Inc.	23	—
			12,698,538
Industrials (17.4%)
	Vertiv Holdings Co. Class A	5,680,708	645,385
	Ferguson Enterprises Inc.	3,036,503	527,046
	EMCOR Group Inc.	692,667	314,402
	TransUnion	2,941,507	272,707
	RB Global Inc.	2,789,149	251,609
	Carlisle Cos. Inc.	682,135	251,599
	Watsco Inc.	526,345	249,430
	Booz Allen Hamilton Holding Corp. Class A	1,935,418	249,088
	SS&C Technologies Holdings Inc.	3,247,549	246,099
*	XPO Inc.	1,760,593	230,902
	Comfort Systems USA Inc.	536,025	227,307
	FTAI Aviation Ltd.	1,552,363	223,602
	Owens Corning	1,296,185	220,766
	AECOM	2,025,465	216,360
	Graco Inc.	2,542,429	214,301
	Curtiss-Wright Corp.	573,177	203,403
	HEICO Corp.	779,759	185,380
*	Saia Inc.	403,197	183,749
*	Clean Harbors Inc.	765,592	176,193
	ITT Inc.	1,228,042	175,463
*	American Airlines Group Inc.	9,971,379	173,801
	nVent Electric plc	2,494,512	170,026
	HEICO Corp. Class A	905,509	168,497
	Tetra Tech Inc.	4,055,525	161,572
	Lincoln Electric Holdings Inc.	855,316	160,346
	Regal Rexnord Corp.	1,005,227	155,941
	BWX Technologies Inc.	1,384,021	154,166
	Woodward Inc.	906,196	150,809
	CNH Industrial NV	13,281,949	150,484
*	Core & Main Inc. Class A	2,921,034	148,710
*	RBC Bearings Inc.	473,068	141,514
	Allison Transmission Holdings Inc.	1,302,811	140,782
	Applied Industrial Technologies Inc.	579,034	138,661
*	CACI International Inc. Class A	339,284	137,091
	Mueller Industries Inc.	1,719,604	136,468
	Acuity Brands Inc.	462,452	135,096
*	Rocket Lab USA Inc.	5,304,053	135,094
*	API Group Corp.	3,664,760	131,821
*	Paylocity Holding Corp.	657,728	131,197
	Knight-Swift Transportation Holdings Inc. Class A	2,458,317	130,389
	Fortune Brands Innovations Inc.	1,883,052	128,669
*	Fluor Corp.	2,600,179	128,241
*	MasTec Inc.	931,755	126,849
	Toro Co.	1,555,212	124,572
*	Alaska Air Group Inc.	1,923,790	124,565
	Advanced Drainage Systems Inc.	1,068,674	123,539
	WESCO International Inc.	675,195	122,183
*	Chart Industries Inc.	637,192	121,602
	Donaldson Co. Inc.	1,804,130	121,508
	AAON Inc.	1,020,932	120,143
	KBR Inc.	2,013,755	116,657
	Flowserve Corp.	1,991,727	114,564
*	Trex Co. Inc.	1,628,621	112,424
	Crane Co.	736,536	111,769
*	Middleby Corp.	813,515	110,191
	Robert Half Inc.	1,537,319	108,319
*	ExlService Holdings Inc.	2,435,035	108,067
	Simpson Manufacturing Co. Inc.	638,852	105,941
	Genpact Ltd.	2,445,941	105,053
*	AZEK Co. Inc. Class A	2,192,702	104,088
	UFP Industries Inc.	917,850	103,396
	Esab Corp.	859,453	103,083

Extended Market Index Fund
		Shares	Market Value• ($000)
*	FTI Consulting Inc.	534,042	102,071
*	SPX Technologies Inc.	700,617	101,954
*	Casella Waste Systems Inc. Class A	944,737	99,963
	Ryder System Inc.	635,863	99,741
	MSA Safety Inc.	595,678	98,746
	U-Haul Holding Co. (XNYS)	1,527,831	97,858
*	Beacon Roofing Supply Inc.	937,926	95,275
*	WillScot Holdings Corp.	2,811,343	94,039
	Oshkosh Corp.	988,260	93,954
	Valmont Industries Inc.	303,439	93,056
	Armstrong World Industries Inc.	655,505	92,643
	Landstar System Inc.	534,601	91,877
*	Kirby Corp.	863,143	91,321
*	SiteOne Landscape Supply Inc.	683,452	90,058
	CSW Industrials Inc.	254,160	89,668
	AGCO Corp.	936,984	87,589
	Moog Inc. Class A	435,382	85,701
	Federal Signal Corp.	926,893	85,636
	Science Applications International Corp.	752,948	84,165
	Watts Water Technologies Inc. Class A	413,650	84,095
	GATX Corp.	538,269	83,410
	Herc Holdings Inc.	429,059	81,234
	Zurn Elkay Water Solutions Corp.	2,157,224	80,464
*	NEXTracker Inc. Class A	2,181,675	79,697
*	GXO Logistics Inc.	1,806,452	78,581
*	Sterling Infrastructure Inc.	463,934	78,150
	Hexcel Corp.	1,232,774	77,295
*	Dycom Industries Inc.	439,550	76,508
	Air Lease Corp. Class A	1,559,920	75,204
*	Lyft Inc. Class A	5,554,198	71,649
	Arcosa Inc.	736,691	71,267
*	Gates Industrial Corp. plc	3,429,426	70,543
	Timken Co.	972,560	69,412
	Boise Cascade Co.	583,790	69,389
	Exponent Inc.	766,687	68,312
	Maximus Inc.	910,684	67,983
	Matson Inc.	501,777	67,660
*,1	Bloom Energy Corp. Class A	3,003,054	66,698
*	AeroVironment Inc.	422,928	65,084
*	Parsons Corp.	704,582	64,998
*	Construction Partners Inc. Class A	709,803	62,789
	Sensata Technologies Holding plc	2,279,841	62,468
	Primoris Services Corp.	812,616	62,084
*	CBIZ Inc.	757,692	62,002
	Kadant Inc.	178,666	61,638
	John Bean Technologies Corp.	482,719	61,354
	Brink's Co.	660,917	61,313
*	SkyWest Inc.	607,057	60,785
*	Verra Mobility Corp. Class A	2,511,251	60,722
*	Spirit AeroSystems Holdings Inc. Class A	1,780,737	60,688
*	Kratos Defense & Security Solutions Inc.	2,290,347	60,419
*,1	Joby Aviation Inc.	7,348,463	59,743
	Dun & Bradstreet Holdings Inc.	4,696,709	58,521
	Franklin Electric Co. Inc.	597,651	58,241
	Granite Construction Inc.	661,951	58,060
*	GEO Group Inc.	2,051,369	57,397
	EnerSys	606,650	56,073
	Enpro Inc.	317,816	54,807
	Mueller Water Products Inc. Class A	2,371,615	53,361
	Korn Ferry	790,935	53,349
*	ACV Auctions Inc. Class A	2,411,618	52,091
	ESCO Technologies Inc.	390,289	51,990
*	Resideo Technologies Inc.	2,222,550	51,230
*	Everus Construction Group Inc.	773,675	50,869
*	RXO Inc.	2,128,096	50,734
*	GMS Inc.	595,909	50,551
	MSC Industrial Direct Co. Inc. Class A	676,489	50,527
	Atmus Filtration Technologies Inc.	1,252,740	49,082
	Brady Corp. Class A	663,038	48,965
	ABM Industries Inc.	945,197	48,375

Extended Market Index Fund
		Shares	Market Value• ($000)
	Rush Enterprises Inc. Class A	870,285	47,683
	Alight Inc. Class A	6,880,092	47,610
	UL Solutions Inc. Class A	937,506	46,763
	Terex Corp.	1,005,142	46,458
	Atkore Inc.	545,168	45,494
	Trinity Industries Inc.	1,256,200	44,093
*,1	Archer Aviation Inc. Class A	4,449,927	43,387
	Griffon Corp.	604,162	43,059
	TriNet Group Inc.	466,444	42,339
	Insperity Inc.	534,942	41,463
	McGrath RentCorp	369,481	41,315
	ManpowerGroup Inc.	714,609	41,247
	Hub Group Inc. Class A	917,582	40,887
*	Amentum Holdings Inc.	1,881,152	39,561
	UniFirst Corp.	226,039	38,673
	Albany International Corp. Class A	478,200	38,242
	AZZ Inc.	450,589	36,912
*	MYR Group Inc.	246,416	36,659
	HNI Corp.	718,020	36,167
*	Leonardo DRS Inc.	1,117,982	36,122
*	CoreCivic Inc.	1,654,274	35,964
*	JetBlue Airways Corp.	4,490,567	35,296
	Standex International Corp.	184,435	34,487
*	Clarivate plc	6,763,668	34,359
	Werner Enterprises Inc.	944,693	33,933
	Enerpac Tool Group Corp. Class A	824,303	33,871
	ICF International Inc.	283,333	33,776
	Hillenbrand Inc.	1,097,201	33,772
*	AAR Corp.	543,064	33,279
	Barnes Group Inc.	698,979	33,034
	ArcBest Corp.	352,921	32,935
*	Hayward Holdings Inc.	2,150,398	32,880
*	Mercury Systems Inc.	778,050	32,678
*	OPENLANE Inc.	1,627,817	32,296
*	Sunrun Inc.	3,431,612	31,742
	Powell Industries Inc.	140,541	31,151
*	Upwork Inc.	1,889,940	30,901
	Concentrix Corp.	713,212	30,861
*	Huron Consulting Group Inc.	247,650	30,773
	Alamo Group Inc.	158,434	29,454
	Greenbrier Cos. Inc.	479,023	29,216
*	Hillman Solutions Corp.	2,961,565	28,846
	Kennametal Inc.	1,194,158	28,684
*	Xometry Inc. Class A	670,876	28,620
*	Masterbrand Inc.	1,921,174	28,068
*,1	Plug Power Inc.	12,984,359	27,657
*	Gibraltar Industries Inc.	457,864	26,968
	Argan Inc.	196,278	26,898
*,1	Enovix Corp.	2,466,782	26,814
	Tecnoglass Inc.	334,583	26,539
	Vestis Corp.	1,720,540	26,221
	VSE Corp.	272,723	25,936
*	IES Holdings Inc.	127,153	25,553
	REV Group Inc.	783,113	24,958
*,1	NuScale Power Corp.	1,384,572	24,825
	Apogee Enterprises Inc.	333,509	23,816
	MillerKnoll Inc.	1,036,095	23,405
	Tennant Co.	286,085	23,324
*	Paycor HCM Inc.	1,252,814	23,265
	H&E Equipment Services Inc.	474,961	23,254
	Helios Technologies Inc.	505,397	22,561
*,1	Standardaero Inc.	910,862	22,553
*	Triumph Group Inc.	1,166,673	21,770
	CSG Systems International Inc.	424,908	21,717
	Interface Inc. Class A	872,510	21,246
*	DNOW Inc.	1,604,958	20,880
	Allegiant Travel Co.	220,167	20,722
	Schneider National Inc. Class B	700,730	20,517
*	Avis Budget Group Inc.	251,834	20,300
*	Loar Holdings Inc.	269,591	19,925

Extended Market Index Fund
		Shares	Market Value• ($000)
	Lindsay Corp.	167,448	19,811
*,1	Intuitive Machines Inc. Class A	1,076,423	19,548
	CRA International Inc.	102,843	19,252
*,1	Blue Bird Corp.	488,904	18,886
*	American Woodmark Corp.	232,157	18,463
	Pitney Bowes Inc.	2,451,718	17,750
*	First Advantage Corp.	943,092	17,664
	Barrett Business Services Inc.	398,734	17,321
	Quanex Building Products Corp.	709,642	17,202
*	Cimpress plc	237,361	17,024
*	Vicor Corp.	347,381	16,785
	Steelcase Inc. Class A	1,402,417	16,577
*	Air Transport Services Group Inc.	752,458	16,539
*	MRC Global Inc.	1,282,130	16,386
*	Tutor Perini Corp.	674,407	16,321
*,1	Eos Energy Enterprises Inc.	3,358,050	16,320
	Columbus McKinnon Corp.	436,945	16,272
*	Janus International Group Inc.	2,200,510	16,174
*	DXP Enterprises Inc.	192,601	15,913
	Deluxe Corp.	682,520	15,418
*	Innodata Inc.	388,820	15,366
*	Thermon Group Holdings Inc.	523,914	15,073
*,1	Fluence Energy Inc.	944,217	14,994
*	American Superconductor Corp.	606,852	14,947
*	Proto Labs Inc.	376,533	14,719
*	NV5 Global Inc.	779,656	14,689
*	Transcat Inc.	136,829	14,468
*	Driven Brands Holdings Inc.	896,187	14,464
	Kforce Inc.	254,742	14,444
*	BrightView Holdings Inc.	887,206	14,186
*	Shoals Technologies Group Inc. Class A	2,538,779	14,039
	Heidrick & Struggles International Inc.	313,108	13,874
*,1	Symbotic Inc. Class A	583,276	13,829
	Marten Transport Ltd.	878,590	13,715
*	Array Technologies Inc.	2,253,217	13,609
*	Planet Labs PBC	3,328,546	13,447
*	Viad Corp.	314,722	13,379
*	Healthcare Services Group Inc.	1,146,908	13,321
*	Ducommun Inc.	207,027	13,179
*	CECO Environmental Corp.	431,880	13,056
*	BlueLinx Holdings Inc.	127,652	13,041
	Cadre Holdings Inc.	403,404	13,030
*	Limbach Holdings Inc.	152,187	13,018
	Matthews International Corp. Class A	469,997	13,010
	FTAI Infrastructure Inc.	1,768,327	12,838
*	Energy Recovery Inc.	865,438	12,722
	Astec Industries Inc.	372,346	12,511
*	Legalzoom.com Inc.	1,590,983	11,948
	Rush Enterprises Inc. Class B	219,227	11,935
*	Great Lakes Dredge & Dock Corp.	1,056,914	11,933
	Gorman-Rupp Co.	312,358	11,845
*	Ameresco Inc. Class A	503,179	11,815
	Miller Industries Inc.	174,796	11,425
*	Liquidity Services Inc.	348,270	11,246
	Wabash National Corp.	653,121	11,188
*	JELD-WEN Holding Inc.	1,294,526	10,602
*,1	U-Haul Holding Co.	153,366	10,596
*	V2X Inc.	217,723	10,414
*	Forward Air Corp.	303,036	9,773
	Aris Water Solutions Inc. Class A	402,737	9,646
*,1	KULR Technology Group Inc.	2,673,911	9,492
	Genco Shipping & Trading Ltd.	674,071	9,397
*	Montrose Environmental Group Inc.	494,223	9,168
*	Enviri Corp.	1,179,914	9,085
*	Conduent Inc.	2,203,647	8,903
	Willis Lease Finance Corp.	42,187	8,756
	Hyster-Yale Inc.	171,561	8,738
*,1	Frontier Group Holdings Inc.	1,209,253	8,598
*	Sun Country Airlines Holdings Inc.	588,235	8,576
	National Presto Industries Inc.	85,811	8,446

Extended Market Index Fund
		Shares	Market Value• ($000)
	ACCO Brands Corp.	1,566,652	8,225
	Douglas Dynamics Inc.	346,732	8,193
	LSI Industries Inc.	417,377	8,105
	Ennis Inc.	383,392	8,086
*	Byrna Technologies Inc.	277,525	7,995
	Insteel Industries Inc.	289,495	7,819
*	Willdan Group Inc.	201,229	7,665
*	Graham Corp.	160,360	7,131
	Heartland Express Inc.	635,256	7,128
*	Northwest Pipe Co.	146,419	7,066
*	Astronics Corp.	428,289	6,835
	Covenant Logistics Group Inc. Class A	125,219	6,826
*,1	Hertz Global Holdings Inc.	1,802,466	6,597
	Kelly Services Inc. Class A	466,970	6,510
*	3D Systems Corp.	1,984,245	6,508
*,1	ChargePoint Holdings Inc.	6,074,364	6,500
*	Franklin Covey Co.	171,648	6,451
	Shyft Group Inc.	514,210	6,037
*	Bowman Consulting Group Ltd.	231,383	5,773
*	Net Power Inc.	540,258	5,721
*,1	Microvast Holdings Inc.	2,761,445	5,716
*,1	Redwire Corp.	339,058	5,581
	Preformed Line Products Co.	43,450	5,552
	Allient Inc.	220,192	5,346
*	GrafTech International Ltd.	3,053,977	5,283
*	Distribution Solutions Group Inc.	150,566	5,179
	Luxfer Holdings plc	392,747	5,141
*	Hyliion Holdings Corp.	1,944,287	5,075
*	Titan International Inc.	743,855	5,051
*	TrueBlue Inc.	592,206	4,975
*,1	Spire Global Inc.	343,281	4,830
*,1	SES AI Corp.	2,203,553	4,826
*	Manitowoc Co. Inc.	526,534	4,807
*	Titan Machinery Inc.	338,086	4,777
	Global Industrial Co.	192,215	4,765
	Universal Logistics Holdings Inc.	103,274	4,744
	Park Aerospace Corp.	315,018	4,615
*	Matrix Service Co.	383,983	4,596
*	TaskUS Inc. Class A	269,920	4,572
*	Radiant Logistics Inc.	670,017	4,489
*	BlackSky Technology Inc. Class A	402,190	4,340
*	Custom Truck One Source Inc.	895,847	4,309
*	Blade Air Mobility Inc.	1,002,802	4,262
*	Orion Group Holdings Inc.	555,475	4,072
	Resources Connection Inc.	471,018	4,018
*	L B Foster Co. Class A	148,614	3,998
*	Asure Software Inc.	424,850	3,998
*,1	Eve Holding Inc.	724,292	3,940
*	Hudson Technologies Inc.	671,735	3,748
*,1	Centuri Holdings Inc.	186,840	3,608
	Karat Packaging Inc.	110,451	3,342
*	Mayville Engineering Co. Inc.	212,450	3,340
	Park-Ohio Holdings Corp.	124,171	3,262
	Quad/Graphics Inc.	463,634	3,232
*,1	Sky Harbour Group Corp. Class A	261,669	3,122
*,1	Mobile Infrastructure Corp. Class A	667,098	3,002
*,1	FuelCell Energy Inc.	332,039	3,002
*	AerSale Corp.	475,741	2,997
*,1	Energy Vault Holdings Inc.	1,313,482	2,995
	Pangaea Logistics Solutions Ltd.	512,373	2,746
	Omega Flex Inc.	64,125	2,691
*,1	Virgin Galactic Holdings Inc.	454,813	2,674
*	Mistras Group Inc.	294,816	2,671
*	Gencor Industries Inc.	149,530	2,639
*	Forrester Research Inc.	162,952	2,553
*,1	AirJoule Technologies Corp.	314,604	2,506
*,1	Palladyne AI Corp.	199,748	2,451
	Alta Equipment Group Inc.	371,262	2,428
	Eastern Co.	88,712	2,354
*,1	Wheels Up Experience Inc.	1,381,563	2,280

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Concrete Pumping Holdings Inc.	336,641	2,242
*	Perma-Fix Environmental Services Inc.	198,089	2,193
*,1	NeoVolta Inc.	402,657	2,098
*	RCM Technologies Inc.	91,076	2,018
*	NN Inc.	613,095	2,005
*,1	Blink Charging Co.	1,423,370	1,978
	Twin Disc Inc.	158,583	1,863
*	FreightCar America Inc.	200,734	1,799
*	Proficient Auto Logistics Inc.	222,960	1,799
*	Taylor Devices Inc.	41,467	1,726
*,1	LanzaTech Global Inc.	1,218,417	1,669
	Hurco Cos. Inc.	84,039	1,621
	Acme United Corp.	42,843	1,599
	Virco Manufacturing Corp.	150,864	1,546
*	PAMT Corp.	93,486	1,531
*,1	Amprius Technologies Inc.	528,422	1,480
	TTEC Holdings Inc.	294,053	1,467
*	Babcock & Wilcox Enterprises Inc.	890,338	1,460
*	Perma-Pipe International Holdings Inc.	97,176	1,453
*	Skillsoft Corp.	57,505	1,378
*	DLH Holdings Corp.	167,461	1,345
*,1	Stem Inc.	2,220,967	1,339
*	Quest Resource Holding Corp.	205,544	1,336
	EVI Industries Inc.	79,315	1,297
*	Nixxy Inc.	236,350	1,243
*	Innovative Solutions & Support Inc.	145,471	1,242
*,1	TPI Composites Inc.	642,990	1,215
*,1	Falcon's Beyond Global Inc. Class A	152,887	1,188
*	Manitex International Inc.	199,735	1,158
*	INNOVATE Corp.	230,787	1,140
*	FiscalNote Holdings Inc.	1,039,674	1,112
*	Ultralife Corp.	148,995	1,110
*	VirTra Inc.	163,694	1,105
*	Commercial Vehicle Group Inc.	429,381	1,065
	NL Industries Inc.	134,129	1,042
*	Alpha Pro Tech Ltd.	194,654	1,030
*	Mastech Digital Inc.	64,171	956
	HireQuest Inc.	64,589	915
*,1	Desktop Metal Inc. Class A	357,142	836
	Espey Manufacturing & Electronics Corp.	26,140	788
*,1	Nikola Corp.	654,063	778
*	Ocean Power Technologies Inc.	753,871	769
	BGSF Inc.	146,036	765
*	Team Inc.	59,971	760
*	SKYX Platforms Corp.	644,799	748
*	ClearSign Technologies Corp.	478,114	688
*,1	Complete Solaria Inc.	354,350	634
*	CPI Aerostructures Inc.	152,363	617
*	Ideal Power Inc.	78,055	589
*,1	Beam Global	178,909	567
*	374Water Inc.	807,554	551
*	Mesa Air Group Inc.	474,206	550
*,1	Surf Air Mobility Inc.	98,105	529
*	Broadwind Inc.	275,644	518
*,1	Laser Photonics Corp.	81,041	468
*,1	Knightscope Inc. Class A	37,048	468
*	Markforged Holding Corp.	148,903	468
*	TechPrecision Corp.	125,690	464
*,1	Stardust Power Inc.	129,088	462
*	Southland Holdings Inc.	141,533	460
*	FTC Solar Inc.	81,859	451
*	Westwater Resources Inc.	592,292	420
*	Hudson Global Inc.	30,771	402
*	Air T Inc.	19,387	387
*,1	Bridger Aerospace Group Holdings Inc.	176,519	376
*,1	ESS Tech Inc.	62,732	369
*	Optex Systems Holdings Inc.	53,636	368
*	Fuel Tech Inc.	347,857	365
*	Orion Energy Systems Inc.	453,956	363
	Pioneer Power Solutions Inc.	84,350	348

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Hydrofarm Holdings Group Inc.	577,654	335
*	GEE Group Inc.	1,612,349	334
	CompX International Inc.	12,715	332
*	Steel Connect Inc.	26,308	328
*	Where Food Comes From Inc.	21,339	283
*	Flux Power Holdings Inc.	160,450	253
*	Jewett-Cameron Trading Co. Ltd.	53,321	247
*	Air Industries Group	53,709	219
*,1	flyExclusive Inc.	69,023	217
*,1	Agrify Corp.	7,486	217
*	SIFCO Industries Inc.	59,551	211
	Chicago Rivet & Machine Co.	12,203	193
*,1	Xos Inc.	57,084	185
*,1	Odyssey Marine Exploration Inc. Class B	247,703	178
*	Tigo Energy Inc.	176,330	174
*,1	Advent Technologies Holdings Inc.	33,349	167
*	Bitcoin Depot Inc.	87,067	141
*,1	Shimmick Corp.	50,737	131
*,1	Aqua Metals Inc.	51,967	131
*,1	Solidion Technology Inc.	179,690	125
*	Nephros Inc.	72,338	106
*	Urban-Gro Inc.	111,102	105
*,1	Volato Group Inc. Class A	355,929	87
*	TOMI Environmental Solutions Inc.	66,377	70
*,1	Energous Corp.	68,443	69
*,1	Sidus Space Inc. Class A	14,109	69
*	Avalon Holdings Corp. Class A	15,500	60
*,1	LiqTech International Inc.	31,286	57
*	iPower Inc.	48,974	41
*,1	Professional Diversity Network Inc.	75,021	40
*	Dragonfly Energy Holdings Corp.	13,868	39
*	Polar Power Inc.	11,445	37
*,1	Hyzon Motors Inc. Class A	24,393	26
*	Art's-Way Manufacturing Co. Inc.	10,164	22
*	DSS Inc.	21,730	20
*,1	FGI Industries Ltd.	24,551	19
*,1	Energy Focus Inc.	11,850	14
*,1	Momentus Inc.	1,424	11
*,1	Staffing 360 Solutions Inc.	3,099	7
*	Safe & Green Holdings Corp.	9,778	5
*,1	Nauticus Robotics Inc.	3,478	5
*	AgEagle Aerial Systems Inc.	1,155	4
*	SolarMax Technology Inc.	2,083	3
*	Servotronics Inc.	154	2
*,1	Singularity Future Technology Ltd.	681	1
*,1	Nuvve Holding Corp.	445	1
*,1	Jet.AI Inc.	190	1
*,1	Expion360 Inc.	392	1
*,1,2	FTE Networks Inc.	82,837	—
*	Greenwave Technology Solutions Inc.	153	—
*,1	SUNation Energy Inc.	70	—
*,2	ShiftPixy Inc.	19	—
*,2	Hyperscale Data Inc. (XNYS)	13	—
*	Hyperscale Data Inc. (XASE)	19	—
			19,370,691
Information Technology (17.9%)
	Marvell Technology Inc.	13,111,443	1,448,159
*	AppLovin Corp. Class A	3,254,039	1,053,755
*,1	MicroStrategy Inc. Class A	2,893,704	838,075
*	Snowflake Inc. Class A	5,075,403	783,693
*	Datadog Inc. Class A	4,740,521	677,373
*	Atlassian Corp. Class A	2,443,585	594,720
*	HubSpot Inc.	781,240	544,345
*	Cloudflare Inc. Class A	4,629,260	498,479
*	Zoom Communications Inc. Class A	3,965,312	323,609
*	Pure Storage Inc. Class A	4,708,592	289,249
*	DocuSign Inc. Class A	3,070,414	276,153
*	Zscaler Inc.	1,431,224	258,207
*	Twilio Inc. Class A	2,327,149	251,518

Extended Market Index Fund
		Shares	Market Value• ($000)
*	MongoDB Inc. Class A	1,075,427	250,370
*	Manhattan Associates Inc.	921,915	249,138
*	Dynatrace Inc.	4,514,266	245,350
*	Nutanix Inc. Class A	3,769,676	230,629
	Entegris Inc.	2,285,830	226,434
*	Flex Ltd.	5,872,272	225,437
*	Coherent Corp.	2,341,082	221,771
*	Guidewire Software Inc.	1,260,222	212,448
*	Okta Inc. Class A	2,460,587	193,894
*	Ciena Corp.	2,186,055	185,399
*	Credo Technology Group Holding Ltd.	2,160,950	145,237
*	Samsara Inc. Class A	3,190,021	139,372
	TD SYNNEX Corp.	1,140,911	133,806
*	Elastic NV	1,308,248	129,621
*	Onto Innovation Inc.	748,467	124,747
*,1	IonQ Inc.	2,984,372	124,657
*	Kyndryl Holdings Inc.	3,513,598	121,571
*	Procore Technologies Inc.	1,621,077	121,467
*	Fabrinet	550,046	120,944
*	Lattice Semiconductor Corp.	2,087,579	118,261
*	Smartsheet Inc. Class A	2,104,124	117,894
*	BILL Holdings Inc.	1,359,371	115,152
*	MACOM Technology Solutions Holdings Inc.	874,537	113,611
*	Confluent Inc. Class A	3,915,925	109,489
	Bentley Systems Inc. Class B	2,323,874	108,525
	MKS Instruments Inc.	1,016,758	106,139
*	SPS Commerce Inc.	567,476	104,410
*	Gitlab Inc. Class A	1,803,262	101,614
*,1	SoundHound AI Inc. Class A	5,104,557	101,274
*	Dropbox Inc. Class A	3,353,849	100,750
*	Unity Software Inc.	4,469,092	100,421
*	Aspen Technology Inc.	401,294	100,175
*	Qorvo Inc.	1,425,101	99,657
*	Commvault Systems Inc.	659,230	99,484
*	Altair Engineering Inc. Class A	905,180	98,764
*	SentinelOne Inc. Class A	4,419,779	98,119
	Universal Display Corp.	666,721	97,475
*	Aurora Innovation Inc. Class A	15,365,675	96,804
	Badger Meter Inc.	445,956	94,596
	Cognex Corp.	2,609,652	93,582
*	Q2 Holdings Inc.	910,296	91,621
*	Arrow Electronics Inc.	795,909	90,033
	Littelfuse Inc.	376,280	88,670
*	Lumentum Holdings Inc.	1,043,216	87,578
*	Appfolio Inc. Class A	348,087	85,880
*	Rambus Inc.	1,615,317	85,386
*	Workiva Inc. Class A	779,020	85,303
*	Novanta Inc.	543,345	83,007
	Vontier Corp.	2,271,310	82,835
*	Clearwater Analytics Holdings Inc. Class A	2,988,528	82,244
*	UiPath Inc. Class A	6,467,759	82,205
*	ACI Worldwide Inc.	1,582,649	82,155
*,1	MARA Holdings Inc.	4,874,574	81,747
*	HashiCorp Inc. Class A	2,343,836	80,183
*	Cirrus Logic Inc.	802,375	79,901
*	Semtech Corp.	1,272,799	78,723
*	Qualys Inc.	554,448	77,745
*	Varonis Systems Inc. Class B	1,707,150	75,849
*	CCC Intelligent Solutions Holdings Inc.	6,335,550	74,316
*	Itron Inc.	683,566	74,222
[1]	InterDigital Inc.	382,565	74,111
*	Tenable Holdings Inc.	1,821,408	71,727
	Dolby Laboratories Inc. Class A	901,185	70,383
	Belden Inc.	610,218	68,717
*	Rubrik Inc. Class A	1,050,938	68,689
*	Box Inc. Class A	2,160,653	68,277
	Avnet Inc.	1,304,251	68,238
	Advanced Energy Industries Inc.	573,240	66,284
*	Plexus Corp.	412,161	64,495
*	Insight Enterprises Inc.	414,076	62,981

Extended Market Index Fund
		Shares	Market Value• ($000)
	Pegasystems Inc.	673,336	62,755
*	Sanmina Corp.	826,425	62,536
*	SiTime Corp.	286,404	61,442
*	Silicon Laboratories Inc.	494,020	61,367
*	Core Scientific Inc.	4,240,896	59,585
[1]	QXO Inc.	3,729,459	59,298
*,1	C3.ai Inc. Class A	1,707,724	58,797
*	Zeta Global Holdings Corp. Class A	3,225,793	58,032
*	ASGN Inc.	669,124	55,765
*	DXC Technology Co.	2,754,762	55,040
	Power Integrations Inc.	856,001	52,815
*	FormFactor Inc.	1,173,147	51,619
*,1	Impinj Inc.	347,660	50,501
*	Intapp Inc.	786,410	50,401
*	Mirion Technologies Inc. Class A	2,838,203	49,527
*	Klaviyo Inc. Class A	1,197,083	49,368
*	BlackLine Inc.	782,198	47,526
*	nCino Inc.	1,397,283	46,921
*	Freshworks Inc. Class A	2,879,149	46,556
*	Synaptics Inc.	608,479	46,439
*	Five9 Inc.	1,136,316	46,180
*	Alarm.com Holdings Inc.	752,952	45,780
*	Teradata Corp.	1,447,343	45,085
*,1	Riot Platforms Inc.	4,372,423	44,642
*	Agilysys Inc.	337,772	44,488
	Amkor Technology Inc.	1,711,757	43,975
*	Blackbaud Inc.	591,608	43,732
	Crane NXT Co.	745,714	43,416
*	Allegro MicroSystems Inc.	1,983,944	43,369
*	Diodes Inc.	698,531	43,078
*	Ambarella Inc.	591,744	43,043
*	RingCentral Inc. Class A	1,223,528	42,836
	Progress Software Corp.	645,654	42,064
*	Vertex Inc. Class A	784,542	41,855
*	Astera Labs Inc.	312,091	41,336
*	Braze Inc. Class A	981,643	41,111
*	DoubleVerify Holdings Inc.	2,139,555	41,101
*	PAR Technology Corp.	549,537	39,935
*	OSI Systems Inc.	236,409	39,582
*	Rapid7 Inc.	967,130	38,908
*	TTM Technologies Inc.	1,552,344	38,421
	Clear Secure Inc. Class A	1,434,731	38,221
	Kulicke & Soffa Industries Inc.	818,910	38,210
*	Alkami Technology Inc.	1,014,622	37,216
*,1	Rigetti Computing Inc.	2,421,161	36,947
*,1	Cleanspark Inc.	3,876,850	35,706
*	Axcelis Technologies Inc.	495,929	34,651
*	Extreme Networks Inc.	2,026,968	33,931
*	Viavi Solutions Inc.	3,341,995	33,754
*	Informatica Inc. Class A	1,260,932	32,696
*	DigitalOcean Holdings Inc.	958,731	32,664
*	Calix Inc.	902,129	31,457
*	NCR Voyix Corp.	2,189,589	30,304
*	LiveRamp Holdings Inc.	997,383	30,291
*	IPG Photonics Corp.	411,041	29,891
*	ePlus Inc.	397,879	29,395
	Vishay Intertechnology Inc.	1,696,328	28,736
*	Knowles Corp.	1,355,455	27,014
*	Terawulf Inc.	4,671,480	26,441
*	PagerDuty Inc.	1,433,103	26,168
*	Rogers Corp.	255,639	25,976
*	Verint Systems Inc.	945,752	25,961
*	Asana Inc. Class A	1,273,627	25,816
*,1	Hut 8 Corp.	1,253,212	25,678
*	AvePoint Inc.	1,551,449	25,614
	Benchmark Electronics Inc.	548,812	24,916
*	Diebold Nixdorf Inc.	574,669	24,734
*	Ultra Clean Holdings Inc.	682,055	24,520
	CTS Corp.	461,321	24,325
*	Applied Optoelectronics Inc.	652,135	24,038

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Sprout Social Inc. Class A	781,746	24,007
*	Harmonic Inc.	1,795,751	23,758
	Adeia Inc.	1,674,247	23,406
*	NetScout Systems Inc.	1,079,517	23,382
*	Veeco Instruments Inc.	871,116	23,346
*	MaxLinear Inc. Class A	1,175,949	23,260
*	Photronics Inc.	960,588	22,631
*	Zuora Inc. Class A	2,178,667	21,612
*,1	D-Wave Quantum Inc.	2,547,476	21,399
*	Grid Dynamics Holdings Inc.	957,122	21,286
*	Appian Corp. Class A	638,125	21,045
	Ubiquiti Inc.	62,632	20,789
*,1	Infinera Corp.	3,156,751	20,740
*	Matterport Inc.	4,288,632	20,328
	A10 Networks Inc.	1,100,205	20,244
*,1	Applied Digital Corp.	2,623,783	20,046
	Napco Security Technologies Inc.	556,758	19,798
*	Cohu Inc.	707,093	18,879
*	Onestream Inc. Class A	661,349	18,862
*	Fastly Inc. Class A	1,948,276	18,392
*,1	Quantum Computing Inc.	1,054,165	17,446
*	CommScope Holding Co. Inc.	3,317,443	17,284
*	Arlo Technologies Inc.	1,533,719	17,162
*	Digi International Inc.	542,763	16,408
*	Ichor Holdings Ltd.	501,766	16,167
*	ScanSource Inc.	335,584	15,923
	Bel Fuse Inc. Class B	191,077	15,758
*	Penguin Solutions Inc.	818,349	15,704
*	Cipher Mining Inc.	3,384,232	15,703
*,1	NextNav Inc.	981,019	15,265
	Xerox Holdings Corp.	1,799,750	15,172
*	PROS Holdings Inc.	661,105	14,518
*	Sprinklr Inc. Class A	1,716,862	14,508
*	Amplitude Inc. Class A	1,323,431	13,962
*	Alpha & Omega Semiconductor Ltd.	365,294	13,527
*	Jamf Holding Corp.	957,131	13,448
	PC Connection Inc.	188,196	13,036
*,1	Wolfspeed Inc.	1,937,926	12,907
*	Olo Inc. Class A	1,670,619	12,830
*	PDF Solutions Inc.	468,525	12,688
*	Blend Labs Inc. Class A	3,001,451	12,636
*,1	SolarEdge Technologies Inc.	892,279	12,135
*	NETGEAR Inc.	429,420	11,968
	SolarWinds Corp.	830,976	11,841
*	Powerfleet Inc.	1,777,772	11,840
	Hackett Group Inc.	375,552	11,537
*	ACM Research Inc. Class A	754,192	11,388
*	Viasat Inc.	1,311,962	11,165
*	CEVA Inc.	351,128	11,078
*	Yext Inc.	1,699,910	10,811
*,1	indie Semiconductor Inc. Class A	2,625,457	10,633
*	Daktronics Inc.	614,690	10,364
*	N-able Inc.	1,108,888	10,357
*	OneSpan Inc.	557,914	10,344
*,1	Red Cat Holdings Inc.	789,058	10,139
*	Weave Communications Inc.	622,263	9,906
*	Couchbase Inc.	615,481	9,595
*	ADTRAN Holdings Inc.	1,128,730	9,402
*	E2open Parent Holdings Inc.	3,264,133	8,683
*,1	Digimarc Corp.	220,898	8,273
*	Meridianlink Inc.	390,629	8,067
*	Daily Journal Corp.	13,980	7,941
*	Ouster Inc.	629,269	7,690
*	Kimball Electronics Inc.	409,472	7,669
*	nLight Inc.	719,744	7,550
*	FARO Technologies Inc.	296,391	7,517
*	Mitek Systems Inc.	659,206	7,337
*,1	Navitas Semiconductor Corp. Class A	2,041,867	7,289
	Climb Global Solutions Inc.	56,843	7,205
*	Eastman Kodak Co.	1,088,134	7,149

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	Aehr Test Systems	428,943	7,133
*	Enfusion Inc. Class A	687,318	7,079
*	Unisys Corp.	1,112,412	7,042
*	Xperi Inc.	670,777	6,889
[1]	CompoSecure Inc. Class A	449,112	6,885
*	Porch Group Inc.	1,374,446	6,762
*	Consensus Cloud Solutions Inc.	275,837	6,582
*	Evolv Technologies Holdings Inc.	1,653,703	6,532
	Methode Electronics Inc.	540,657	6,374
*	Red Violet Inc.	174,947	6,333
*,1	BigBear.ai Holdings Inc.	1,395,472	6,210
*	Ribbon Communications Inc.	1,466,140	6,099
*	BigCommerce Holdings Inc.	967,700	5,922
	Logility Supply Chain Solutions Inc.	529,809	5,870
*	SEMrush Holdings Inc. Class A	490,640	5,829
	NVE Corp.	70,350	5,729
*	Ooma Inc.	403,345	5,671
*	Clearfield Inc.	180,171	5,585
*	8x8 Inc.	2,044,363	5,458
*	Cerence Inc.	628,986	4,938
*	Corsair Gaming Inc.	727,814	4,811
*	SmartRent Inc. Class A	2,630,978	4,604
*	Turtle Beach Corp.	260,978	4,518
*,1	Atomera Inc.	386,886	4,488
*	SkyWater Technology Inc.	318,084	4,390
*	Viant Technology Inc. Class A	230,647	4,380
*,1	Vuzix Corp.	1,097,810	4,325
[1]	ReposiTrak Inc.	191,260	4,233
*	Vishay Precision Group Inc.	178,910	4,199
*	Arteris Inc.	407,329	4,151
	Immersion Corp.	470,383	4,106
*,1	Lightwave Logic Inc.	1,916,617	4,025
*,1	Quantum Corp.	74,621	4,024
*,1	MicroVision Inc.	2,833,940	3,712
*	ON24 Inc.	547,848	3,539
*	Domo Inc. Class B	482,417	3,416
*	Brightcove Inc.	779,611	3,391
*	Aviat Networks Inc.	186,341	3,375
*	EverCommerce Inc.	302,185	3,327
	Richardson Electronics Ltd.	231,426	3,247
*	Kopin Corp.	2,373,104	3,227
*	Backblaze Inc. Class A	532,084	3,203
*	Kaltura Inc.	1,272,895	2,800
	Frequency Electronics Inc.	148,043	2,742
*	Telos Corp.	755,369	2,583
*,1	Tucows Inc. Class A	144,551	2,478
*	Digital Turbine Inc.	1,420,466	2,401
*,1	QuickLogic Corp.	209,178	2,364
*	Rackspace Technology Inc.	1,052,509	2,326
*,1	TSS Inc.	195,485	2,318
*	Expensify Inc. Class A	683,717	2,290
*,1	Inseego Corp.	198,711	2,039
*	Rimini Street Inc.	760,275	2,030
*	Aeva Technologies Inc.	427,455	2,030
*,1	Prairie Operating Co.	293,290	2,030
*	CS Disco Inc.	399,811	1,995
*	CoreCard Corp.	84,857	1,926
*	eGain Corp.	306,912	1,912
*	CPI Card Group Inc.	63,608	1,901
*	Lantronix Inc.	444,995	1,833
*,1	Phunware Inc.	347,014	1,805
*,1	Rekor Systems Inc.	1,156,236	1,804
*	Upland Software Inc.	413,665	1,795
*	SoundThinking Inc.	135,097	1,764
	CSP Inc.	109,252	1,756
*	Comtech Telecommunications Corp.	435,297	1,746
*,1	LivePerson Inc.	1,122,286	1,706
*	BK Technologies Corp.	47,835	1,640
*,1	Veritone Inc.	496,928	1,630
*	Everspin Technologies Inc.	250,166	1,599

Extended Market Index Fund
		Shares	Market Value• ($000)
	Information Services Group Inc.	476,239	1,591
*	AudioEye Inc.	102,550	1,560
*	WM Technology Inc.	1,114,578	1,538
*	SecureWorks Corp. Class A	181,119	1,532
*	M-Tron Industries Inc.	31,573	1,529
*	Genasys Inc.	583,475	1,517
*	LightPath Technologies Inc. Class A	424,658	1,499
*	inTEST Corp.	170,452	1,464
*,1	Neonode Inc.	166,344	1,369
*	Intevac Inc.	393,579	1,338
*,1	Ondas Holdings Inc.	515,580	1,320
*	Research Solutions Inc.	315,892	1,311
*	AXT Inc.	598,651	1,299
*	Synchronoss Technologies Inc.	133,473	1,281
*	KVH Industries Inc.	220,329	1,256
*	Identiv Inc.	325,076	1,190
*,1	Unusual Machines Inc.	68,760	1,157
*,1	GCT Semiconductor Holding Inc.	490,160	1,142
*,1	Airship AI Holdings Inc.	178,830	1,120
*,1	Luna Innovations Inc.	501,912	1,084
*	Airgain Inc.	152,243	1,075
*	AstroNova Inc.	87,800	1,055
*,1	Veea Inc.	255,661	974
*	Amtech Systems Inc.	175,185	955
*	Inuvo Inc.	1,457,319	942
*,1	Wrap Technologies Inc.	405,134	859
*,1	Silvaco Group Inc.	99,180	801
*	Crexendo Inc.	151,964	795
*	908 Devices Inc.	340,623	749
*	authID Inc.	124,360	749
*	GSI Technology Inc.	241,894	733
*	Franklin Wireless Corp.	146,912	720
*	Research Frontiers Inc.	411,436	704
*	Intellicheck Inc.	243,594	682
*	Key Tronic Corp.	156,477	653
*	Stronghold Digital Mining Inc. Class A	183,875	644
*	One Stop Systems Inc.	183,201	614
*,1	MultiSensor AI Holdings Inc.	333,235	613
*	Coda Octopus Group Inc.	75,655	592
*	Sono-Tek Corp.	138,125	554
*	Pixelworks Inc.	738,058	538
*,1	AmpliTech Group Inc.	103,829	534
*	TransAct Technologies Inc.	123,342	505
*	NetSol Technologies Inc.	188,484	494
*	WidePoint Corp.	102,130	494
*	CVD Equipment Corp.	100,702	443
*	RF Industries Ltd.	105,170	411
*	Optical Cable Corp.	101,263	366
*	Data I/O Corp.	131,906	365
*	LGL Group Inc.	61,008	364
*	Aware Inc.	182,524	356
*,1	VirnetX Holding Corp.	45,281	355
*,1	Ingram Micro Holding Corp.	17,446	338
*	Issuer Direct Corp.	36,699	328
*	Duos Technologies Group Inc.	53,228	318
*	BTCS Inc.	128,540	318
*,1	Glimpse Group Inc.	116,434	288
*	CPS Technologies Corp.	164,742	265
*	Electro-Sensors Inc.	51,424	264
*	EMCORE Corp.	78,115	234
*	Trio-Tech International	36,381	211
*,1	CXApp Inc.	114,278	208
*,1	Data Storage Corp.	45,382	192
*	Movano Inc.	34,192	191
*	Bridgeline Digital Inc.	110,790	175
*	Castellum Inc.	83,941	168
*,1	reAlpha Tech Corp.	57,800	167
*	Intellinetics Inc.	12,090	166
*,1	Mawson Infrastructure Group Inc.	187,673	156
*,1	VerifyMe Inc.	106,857	145

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	Interlink Electronics Inc.	22,335	139
*	SigmaTron International Inc.	77,301	138
*,1	CISO Global Inc.	39,262	136
*,1	WiSA Technologies Inc.	65,731	135
*	Focus Universal Inc.	374,994	131
*	Vislink Technologies Inc.	33,462	128
*	Cepton Inc.	35,896	117
*,1	Smith Micro Software Inc.	88,305	116
*,1	Greenidge Generation Holdings Inc. Class A	73,177	113
*	Universal Security Instruments Inc.	47,378	112
*	Cambium Networks Corp.	156,165	101
*	Astrotech Corp.	13,863	93
*,1	AEye Inc.	72,262	92
	ClearOne Inc.	114,784	90
*	Socket Mobile Inc.	67,150	88
*,1	Blackboxstocks Inc.	39,297	86
*,1	Soluna Holdings Inc.	40,760	86
*	Marin Software Inc.	30,216	67
*,1	Brand Engagement Network Inc.	63,991	62
	Taitron Components Inc. Class A	21,640	56
*	Nortech Systems Inc.	4,884	53
*	Urgent.ly Inc.	89,131	45
*	T Stamp Inc. Class A	44,215	39
*,1	LM Funding America Inc.	16,506	36
*,1	Boxlight Corp. Class A	87,801	34
*,1	Intrusion Inc.	11,187	34
*,1	NextTrip Inc.	5,427	33
*,1	Mobix Labs Inc. Class A	15,474	26
*,1	Iveda Solutions Inc.	5,123	25
*,2	SRAX Inc.	284,252	20
*	Sonim Technologies Inc.	6,017	19
	Network-1 Technologies Inc.	13,705	18
*,1	DatChat Inc.	9,288	17
*,1	Digital Ally Inc.	30,556	16
*,1	CYNGN Inc.	17,193	15
*,1	Bio-key International Inc.	6,653	11
*,1	FOXO Technologies Inc.	24,238	7
*	Peraso Inc.	4,690	5
*,1	Oblong Inc.	1,135	4
*,1	Auddia Inc.	6,183	3
*,1	Sobr Safe Inc.	1,355	2
*	Verb Technology Co. Inc.	342	2
*	Gryphon Digital Mining Inc.	1,200	1
*	Syntec Optics Holdings Inc.	576	1
*	Actelis Networks Inc.	200	—
*,1	XTI Aerospace Inc.	5,801	—
			19,934,286
Materials (4.7%)
	CRH plc	10,259,082	949,170
	RPM International Inc.	1,945,204	239,377
	Reliance Inc.	818,181	220,303
	AptarGroup Inc.	1,001,743	157,374
	Crown Holdings Inc.	1,796,058	148,516
	Alcoa Corp.	3,922,625	148,197
	Royal Gold Inc.	997,502	131,521
	Carpenter Technology Corp.	754,653	128,072
	Eagle Materials Inc.	508,375	125,447
	Graphic Packaging Holding Co.	4,538,686	123,271
*	ATI Inc.	2,164,944	119,159
	United States Steel Corp.	3,416,534	116,128
*	Axalta Coating Systems Ltd.	3,317,277	113,517
	Berry Global Group Inc.	1,730,415	111,906
	Louisiana-Pacific Corp.	946,281	97,987
*	Summit Materials Inc. Class A	1,805,485	91,358
*	Knife River Corp.	855,820	86,986
	Commercial Metals Co.	1,725,892	85,604
	Element Solutions Inc.	3,365,771	85,592
*	Arcadium Lithium plc	16,238,455	83,303
	Balchem Corp.	491,549	80,120

Extended Market Index Fund
		Shares	Market Value• ($000)
	Cabot Corp.	828,303	75,632
	Sealed Air Corp.	2,215,889	74,964
	Sonoco Products Co.	1,494,318	72,997
*	Cleveland-Cliffs Inc.	7,362,487	69,207
	Silgan Holdings Inc.	1,232,826	64,169
	NewMarket Corp.	116,496	61,551
	Olin Corp.	1,769,800	59,819
	Westlake Corp.	508,695	58,322
	Avient Corp.	1,378,901	56,342
	HB Fuller Co.	828,097	55,880
	Ashland Inc.	736,444	52,626
	Hecla Mining Co.	9,586,403	47,069
	Sensient Technologies Corp.	640,121	45,615
	Huntsman Corp.	2,464,403	44,433
	Warrior Met Coal Inc.	795,581	43,152
	Scotts Miracle-Gro Co.	648,920	43,049
	Innospec Inc.	379,358	41,752
	Sylvamo Corp.	520,778	41,152
	Arch Resources Inc.	274,757	38,801
	Chemours Co.	2,259,190	38,180
	Minerals Technologies Inc.	484,902	36,954
	Hawkins Inc.	287,795	35,304
*	Coeur Mining Inc.	6,075,251	34,750
*	Alpha Metallurgical Resources Inc.	167,432	33,507
	Materion Corp.	317,480	31,392
	Quaker Chemical Corp.	207,508	29,209
*,1	MP Materials Corp.	1,838,561	28,682
*	Perimeter Solutions Inc.	2,108,899	26,952
*	O-I Glass Inc.	2,382,203	25,823
	Greif Inc. Class A	421,283	25,749
*,1	PureCycle Technologies Inc.	2,193,866	22,487
*	Ingevity Corp.	550,933	22,451
	Stepan Co.	326,263	21,109
	United States Lime & Minerals Inc.	158,170	20,996
	Tronox Holdings plc	1,743,954	17,562
	Kaiser Aluminum Corp.	242,493	17,040
	Worthington Steel Inc.	524,533	16,691
*	Century Aluminum Co.	798,751	14,553
	TriMas Corp.	576,092	14,166
	SunCoke Energy Inc.	1,299,656	13,906
	Orion SA	866,078	13,675
*	Aspen Aerogels Inc.	1,038,152	12,333
*	Ecovyst Inc.	1,611,929	12,315
	AdvanSix Inc.	407,087	11,598
*	Gatos Silver Inc.	723,876	10,120
	Pactiv Evergreen Inc.	578,841	10,112
*	Magnera Corp.	539,335	9,800
	Koppers Holdings Inc.	302,052	9,787
*	Ivanhoe Electric Inc.	1,248,895	9,429
	Mativ Holdings Inc.	858,265	9,355
*	Rayonier Advanced Materials Inc.	1,041,367	8,591
*	Metallus Inc.	549,017	7,758
	Ryerson Holding Corp.	414,842	7,679
*	Clearwater Paper Corp.	243,846	7,259
*,1	Ginkgo Bioworks Holdings Inc. Class A	640,811	6,293
	Compass Minerals International Inc.	548,524	6,171
	Myers Industries Inc.	552,348	6,098
*	LSB Industries Inc.	797,711	6,055
	Radius Recycling Inc.	395,896	6,026
*	Universal Stainless & Alloy Products Inc.	126,674	5,577
*,1	McEwen Mining Inc.	670,968	5,220
*	Ranpak Holdings Corp. Class A	708,319	4,873
	Olympic Steel Inc.	141,595	4,646
*	Flotek Industries Inc.	475,706	4,534
	Ramaco Resources Inc. Class A	416,346	4,272
	Mercer International Inc.	632,805	4,113
*	Arq Inc.	514,881	3,898
*,1	ASP Isotopes Inc.	789,096	3,575
*	Intrepid Potash Inc.	138,492	3,036
	Kronos Worldwide Inc.	309,460	3,017

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Tredegar Corp.	382,334	2,936
*,1	Smith-Midland Corp.	62,126	2,762
[1]	Trinseo plc	539,567	2,752
*,1	Piedmont Lithium Inc.	280,022	2,447
	Greif Inc. Class B	35,155	2,385
*	Origin Materials Inc.	1,744,951	2,234
*	United States Antimony Corp.	1,198,945	2,122
	American Vanguard Corp.	447,788	2,073
*	Dakota Gold Corp.	910,707	2,004
*,1	American Battery Technology Co.	755,360	1,858
*	Core Molding Technologies Inc.	111,989	1,852
*	Idaho Strategic Resources Inc.	169,246	1,725
*	Alto Ingredients Inc.	1,042,887	1,627
	Northern Technologies International Corp.	111,967	1,510
*	Contango ORE Inc.	148,266	1,486
	Friedman Industries Inc.	93,681	1,432
*	Ascent Industries Co.	110,698	1,238
*	US Gold Corp.	143,623	880
*,1	Hycroft Mining Holding Corp. Class A	235,039	519
*	Solitario Resources Corp.	786,156	467
*,1	Loop Industries Inc.	332,490	399
*	5E Advanced Materials Inc.	614,269	393
*	Ampco-Pittsburgh Corp.	180,060	376
*	Gold Resource Corp.	1,281,600	295
*,1	US Goldmining Inc.	26,720	230
	Ramaco Resources Inc. Class B	22,974	227
*	Paramount Gold Nevada Corp.	190,627	65
*,1	N2OFF Inc.	16,703	4
*,2	Novusterra Inc.	68,679	—
			5,272,416
Real Estate (5.4%)
	Sun Communities Inc.	1,811,660	222,780
	Gaming & Leisure Properties Inc.	4,117,502	198,299
	Equity LifeStyle Properties Inc.	2,899,195	193,086
*	Zillow Group Inc. Class C	2,586,731	191,547
*	Jones Lang LaSalle Inc.	718,787	181,954
	WP Carey Inc.	3,309,268	180,289
	American Homes 4 Rent Class A	4,794,925	179,426
	Lamar Advertising Co. Class A	1,320,941	160,811
	Omega Healthcare Investors Inc.	4,075,637	154,263
	CubeSmart	3,420,143	146,553
	Rexford Industrial Realty Inc.	3,373,329	130,413
	Brixmor Property Group Inc.	4,545,634	126,550
	EastGroup Properties Inc.	748,088	120,061
	NNN REIT Inc.	2,835,521	115,831
	Agree Realty Corp.	1,565,852	110,314
	Vornado Realty Trust	2,507,848	105,430
	First Industrial Realty Trust Inc.	2,003,015	100,411
	Ryman Hospitality Properties Inc.	906,768	94,612
	STAG Industrial Inc.	2,770,444	93,696
	Healthcare Realty Trust Inc. Class A	5,413,969	91,767
	Terreno Realty Corp.	1,515,944	89,653
	Americold Realty Trust Inc.	3,955,373	84,645
	Kite Realty Group Trust	3,296,221	83,197
	Essential Properties Realty Trust Inc.	2,651,356	82,934
	Cousins Properties Inc.	2,535,722	77,695
	CareTrust REIT Inc.	2,838,557	76,783
	Macerich Co.	3,730,014	74,302
[1]	SL Green Realty Corp.	1,066,806	72,457
	Phillips Edison & Co. Inc.	1,856,583	69,548
[1]	Independence Realty Trust Inc.	3,408,477	67,624
	American Healthcare REIT Inc.	2,330,371	66,229
	Kilroy Realty Corp.	1,601,090	64,764
	Sabra Health Care REIT Inc.	3,595,773	62,279
	Tanger Inc.	1,671,468	57,047
	Rayonier Inc.	2,042,342	53,305
	Lineage Inc.	906,325	53,083
	COPT Defense Properties	1,685,168	52,156
	Apple Hospitality REIT Inc.	3,381,225	51,902

Extended Market Index Fund
		Shares	Market Value• ($000)
	EPR Properties	1,146,537	50,769
	Highwoods Properties Inc.	1,602,347	49,000
	National Health Investors Inc.	688,985	47,747
	Douglas Emmett Inc.	2,536,959	47,086
	Broadstone Net Lease Inc.	2,876,928	45,628
*	Cushman & Wakefield plc	3,461,631	45,278
	Acadia Realty Trust	1,826,709	44,133
	Park Hotels & Resorts Inc.	3,110,712	43,768
	PotlatchDeltic Corp.	1,082,995	42,508
	Urban Edge Properties	1,887,225	40,575
	National Storage Affiliates Trust	1,068,598	40,511
	Four Corners Property Trust Inc.	1,469,863	39,892
	Outfront Media Inc.	2,121,438	37,634
*	Zillow Group Inc. Class A	528,715	37,459
*	Compass Inc. Class A	6,291,903	36,808
[1]	Medical Properties Trust Inc.	9,165,175	36,202
	Sunstone Hotel Investors Inc.	3,046,631	36,072
	LXP Industrial Trust	4,422,747	35,913
*	Howard Hughes Holdings Inc.	460,411	35,415
	InvenTrust Properties Corp.	1,159,399	34,933
	Retail Opportunity Investments Corp.	1,955,159	33,942
	Curbline Properties Corp.	1,431,940	33,250
	DiamondRock Hospitality Co.	3,187,357	28,782
	Innovative Industrial Properties Inc.	430,501	28,689
	Newmark Group Inc. Class A	2,066,936	26,477
	St. Joe Co.	575,243	25,846
	Pebblebrook Hotel Trust	1,798,538	24,370
	LTC Properties Inc.	697,228	24,089
	Getty Realty Corp.	769,140	23,174
	RLJ Lodging Trust	2,267,582	23,152
	Xenia Hotels & Resorts Inc.	1,526,655	22,686
	Global Net Lease Inc.	2,999,450	21,896
	Empire State Realty Trust Inc. Class A	2,079,987	21,465
	UMH Properties Inc.	1,112,658	21,007
	Veris Residential Inc.	1,237,980	20,588
	Uniti Group Inc.	3,686,675	20,277
	Sila Realty Trust Inc.	829,199	20,166
	Elme Communities	1,314,803	20,077
	Alexander & Baldwin Inc.	1,117,628	19,827
	JBG SMITH Properties	1,279,178	19,661
	American Assets Trust Inc.	732,907	19,246
	Kennedy-Wilson Holdings Inc.	1,806,752	18,049
*	Apartment Investment & Management Co. Class A	1,978,658	17,986
	NETSTREIT Corp.	1,265,769	17,911
	Centerspace	258,656	17,110
	Piedmont Office Realty Trust Inc. Class A	1,847,674	16,906
	Easterly Government Properties Inc. Class A	1,485,418	16,874
*	Opendoor Technologies Inc.	9,847,900	15,757
*	Redfin Corp.	1,863,433	14,665
	Brandywine Realty Trust	2,617,830	14,660
[1]	eXp World Holdings Inc.	1,261,691	14,522
	Marcus & Millichap Inc.	376,350	14,399
	NexPoint Residential Trust Inc.	341,309	14,250
	Paramount Group Inc.	2,698,753	13,332
	Armada Hoffler Properties Inc.	1,281,056	13,105
	Safehold Inc.	693,917	12,824
	Plymouth Industrial REIT Inc.	619,145	11,021
	Summit Hotel Properties Inc.	1,599,099	10,954
	Gladstone Commercial Corp.	673,253	10,934
	SITE Centers Corp.	693,856	10,609
	Whitestone REIT	656,117	9,297
	CTO Realty Growth Inc.	424,020	8,357
	Diversified Healthcare Trust	3,416,264	7,857
*	Forestar Group Inc.	298,655	7,741
	Farmland Partners Inc.	646,261	7,600
	Community Healthcare Trust Inc.	371,247	7,132
	Saul Centers Inc.	182,638	7,086
	Global Medical REIT Inc.	915,521	7,068
	One Liberty Properties Inc.	258,529	7,042
	Universal Health Realty Income Trust	187,307	6,970

Extended Market Index Fund
		Shares	Market Value• ($000)
*	NET Lease Office Properties	223,254	6,968
	Chatham Lodging Trust	760,597	6,807
	CBL & Associates Properties Inc.	222,437	6,542
	Hudson Pacific Properties Inc.	2,126,207	6,442
	Service Properties Trust	2,462,219	6,254
*	FRP Holdings Inc.	200,726	6,148
	Alexander's Inc.	30,677	6,137
	Peakstone Realty Trust	539,044	5,967
*	Tejon Ranch Co.	353,418	5,619
	Gladstone Land Corp.	486,448	5,278
	Postal Realty Trust Inc. Class A	400,762	5,230
*	Anywhere Real Estate Inc.	1,561,369	5,153
	RMR Group Inc. Class A	243,385	5,023
[1]	FrontView REIT Inc.	227,413	4,123
	NexPoint Diversified Real Estate Trust	590,968	3,605
	BRT Apartments Corp.	196,915	3,550
	Industrial Logistics Properties Trust	946,492	3,455
*,1	Seaport Entertainment Group Inc.	121,695	3,401
*	RE/MAX Holdings Inc. Class A	298,475	3,185
	City Office REIT Inc.	572,275	3,159
	Alpine Income Property Trust Inc.	184,331	3,095
*	Maui Land & Pineapple Co. Inc.	133,995	2,945
	Equity Commonwealth	1,584,583	2,805
	Braemar Hotels & Resorts Inc.	895,611	2,687
	Modiv Industrial Inc. Class C	179,228	2,667
*	Seritage Growth Properties Class A	645,648	2,660
	Orion Office REIT Inc.	700,552	2,599
	Franklin Street Properties Corp.	1,341,324	2,455
*	Stratus Properties Inc.	94,932	1,971
*	AMREP Corp.	56,666	1,779
*	Douglas Elliman Inc.	1,030,775	1,721
*	Star Holdings	169,976	1,654
	Clipper Realty Inc.	225,016	1,031
	Global Self Storage Inc.	170,573	909
	Strawberry Fields REIT Inc.	86,169	908
[1]	Mackenzie Realty Capital Inc.	247,105	781
	Office Properties Income Trust	743,688	744
*	Bluerock Homes Trust Inc.	54,970	729
*	Transcontinental Realty Investors Inc.	17,849	532
*	Comstock Holding Cos. Inc. Class A	52,330	418
*	Ashford Hospitality Trust Inc.	55,940	402
*	Offerpad Solutions Inc.	114,771	327
*	Rafael Holdings Inc. Class B	172,498	285
*	Sotherly Hotels Inc.	298,937	278
*	American Realty Investors Inc.	14,699	216
*	Fathom Holdings Inc.	102,907	157
	Generation Income Properties Inc.	73,862	134
*	Altisource Portfolio Solutions SA	186,743	123
*	JW Mays Inc.	2,534	112
	InnSuites Hospitality Trust	51,409	111
*,1	InterGroup Corp.	7,864	110
*,1	CKX Lands Inc.	5,488	69
*,2	Spirit MTA REIT	653,668	59
*	New Concept Energy Inc.	48,067	56
*,1	Power REIT	36,007	48
	Creative Media & Community Trust Corp.	190,439	43
	Medalist Diversified REIT Inc.	1,985	25
*,1	Alset Inc.	21,638	22
*	American Strategic Investment Co.	1,305	11
*,1	Avalon GloboCare Corp.	2,301	8
*,1	Safe & Green Development Corp.	2,192	6
*	Presidio Property Trust Inc. Class A	5,005	4
*,1	LuxUrban Hotels Inc.	1,719	2
*	Wheeler REIT Inc.	20	—
			5,955,456
Utilities (1.7%)
*	Talen Energy Corp.	770,875	155,308
	Essential Utilities Inc.	3,815,748	138,588
	OGE Energy Corp.	3,011,928	124,242

Extended Market Index Fund
		Shares	Market Value• ($000)
	UGI Corp.	3,244,591	91,595
	IDACORP Inc.	804,840	87,953
	National Fuel Gas Co.	1,387,031	84,165
	New Jersey Resources Corp.	1,504,651	70,192
	Portland General Electric Co.	1,583,461	69,071
	TXNM Energy Inc.	1,366,449	67,188
	Southwest Gas Holdings Inc.	909,858	64,336
	Black Hills Corp.	1,075,280	62,925
	ONE Gas Inc.	855,854	59,268
	Spire Inc.	870,807	59,067
	Ormat Technologies Inc.	870,851	58,974
	MDU Resources Group Inc.	3,090,671	55,694
	ALLETE Inc.	846,659	54,864
	MGE Energy Inc.	548,024	51,492
	Northwestern Energy Group Inc.	926,180	49,514
	Otter Tail Corp.	636,553	47,003
	American States Water Co.	577,133	44,855
	Avista Corp.	1,200,156	43,962
	Chesapeake Utilities Corp.	347,377	42,154
	California Water Service Group	898,222	40,716
	Clearway Energy Inc. Class C	1,327,776	34,522
*	Hawaiian Electric Industries Inc.	2,671,673	25,995
	Northwest Natural Holding Co.	599,379	23,711
*,1	Oklo Inc. Class A	1,098,472	23,321
	SJW Group	454,220	22,357
	Unitil Corp.	263,021	14,253
	Middlesex Water Co.	270,150	14,218
	Clearway Energy Inc. Class A	457,974	11,197
	York Water Co.	209,033	6,840
	Consolidated Water Co. Ltd.	233,846	6,054
*,1	Sunnova Energy International Inc.	1,703,015	5,841
	Genie Energy Ltd. Class B	317,370	4,948
	Artesian Resources Corp. Class A	152,520	4,823
*	Pure Cycle Corp.	347,403	4,405
*	Montauk Renewables Inc.	1,068,389	4,252
*	Altus Power Inc. Class A	941,070	3,830
*	Cadiz Inc.	681,992	3,546
	RGC Resources Inc.	127,094	2,550
	Global Water Resources Inc.	171,374	1,971
*	Spruce Power Holding Corp.	198,962	591
			1,842,351
Total Common Stocks (Cost $84,950,482)			110,998,697
Preferred Stocks (0.0%)
	FAT Brands Inc. Pfd., 8.250%, 2/5/25	7,939	78
*,1,2	Next Bridge Hydrocarbons Inc. Preference Shares	902,467	—
*,2	BTCS Inc. Preference Shares	87,854	—
Total Preferred Stocks (Cost $2,737)			78
Rights (0.0%)
*,2	Frequency Therapeutics Inc. CVR	448,505	879
*,2	Tobira Therapeutics Inc. CVR Exp. 12/31/28	87,894	398
*,2	Inhibrx Inc. CVR	396,851	257
*,1,2	Palisade Bio Inc. CVR	238,902	229
*,2	Spectrum Pharmaceuticals Inc. CVR	2,524,293	206
*,2	Imara Inc. CVR	140,767	127
*	Children's Place Inc. Exp. 2/10/25	191,068	98
*,2	Adamas Pharmaceuticals Inc. CVR	1,055,708	64
*,2	Surface Oncology Inc. CVR	579,706	54
*,2	Gyre Therapeutics Inc. CVR	475,977	48
*,2	Miromatrix Medical Inc. CVR	280,666	39
*,2	Chinook Therapeutics Inc. CVR	150,640	28
*,2	Xeris Biopharma Holdings Inc. CVR	687,671	24
*,2	Aevi Genomic Medicine Inc. CVR	631,947	21
*,2	Landos Biopharma Inc. CVR	8,191	21
*,1,2	Oncternal Therapeutics Inc. CVR	19,268	20
*,2	Ocera Therapeutics Inc. CVR	48,417	13
*,1,2	Miragen Therapeutics Inc. CVR	330,960	7
*	Ligand Pharmaceuticals Inc. General CVR	395,811	6

Extended Market Index Fund
		Shares	Market Value• ($000)
*,2	Qualigen Therapeutics Inc. CVR	91,096	6
*,2	F-star Therapeutics Inc. CVR	81,675	6
*,2	Q32 Bio Inc. CVR	535,943	5
*,2	Alexza Pharmaceuticals Inc. CVR	128,704	4
*	FlexShopper Inc.	389,132	4
*,1,2	Seelos Therapeutics Inc. CVR	5,736	3
*,2	Dianthus Therapeutics Inc. CVR	545,859	3
*,2	Ocuphire Pharma Inc. CVR	13,673	2
*,1,2	CinCor Pharma Inc. CVR	832	2
*	Ligand Pharmaceuticals Inc. Glucagon CVR	395,811	1
*	Ligand Pharmaceuticals Inc. Roche CVR	395,811	1
*,2	Ambit Biosciences Corp. CVR	22,388	—
*,2	MetaVia Inc. CVR	5,194	—
*,2	Pineapple Energy Inc. CVR	30,377	—
*,2	Carisma Therapeutics Inc. CVR	2,671,362	—
*,1,2	Spyre Therapeutics Inc. CVR	632,341	—
*,2	Neurogene Inc. CVR	95,916	—
*,2	Traws Pharma Inc. CVR	321,970	—
*,2	Tectonic Therapeutic Inc. CVR	44,790	—
*,1,2	TuHURA Biosciences Inc. CVR	12,455	—
*	CytoSorbents Corp. Exp. 1/10/25	568,233	—
*,1,2	Pieris Pharmaceuticals Securities Corp. CVR	11,069	—
Total Rights (Cost $3,562)			2,576
Warrants (0.0%)
*	Salarius Pharmaceuticals Inc. Exp. 1/20/25	119,407	—
*	Serina Therapeutics Inc. Exp. 7/31/25	4,479	—
Total Warrants (Cost $199)			—
Temporary Cash Investments (1.5%)
Money Market Fund (1.5%)
[4,5]	Vanguard Market Liquidity Fund, 4.466% (Cost $1,728,150)	17,295,496	1,729,549
Total Investments (101.4%) (Cost $86,685,130)			112,730,900
Other Assets and Liabilities—Net (-1.4%)			(1,575,145)
Net Assets (100%)			111,155,755
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,451,668,000.
2	Security value determined using significant unobservable inputs.
3	Restricted securities totaling $372,000, representing 0.0% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $1,633,250,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2025	750	84,367	(1,306)
E-mini S&P Mid-Cap 400 Index	March 2025	125	39,334	(2,129)
				(3,435)

Extended Market Index Fund
Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
BILL Holdings Inc.	8/29/25	BANA	7,669	(4.483)	—	(496)
Chewy Inc. Class A	1/31/25	GSI	10,401	(4.354)	—	(36)
Magnolia Oil & Gas Corp. Class A	8/29/25	BANA	19,030	(4.483)	—	(2,971)
MongoDB Inc. Class A	8/29/25	BANA	14,190	(4.483)	—	(3,997)
					—	(7,500)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At December 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $437,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $84,956,980)	111,001,351
Affiliated Issuers (Cost $1,728,150)	1,729,549
Total Investments in Securities	112,730,900
Investment in Vanguard	3,167
Cash	11,810
Cash Collateral Pledged—Futures Contracts	7,292
Cash Collateral Pledged—Over-the-Counter Swap Contracts	7,290
Receivables for Investment Securities Sold	115
Receivables for Accrued Income	94,768
Receivables for Capital Shares Issued	411,116
Variation Margin Receivable—Futures Contracts	148
Total Assets	113,266,606
Liabilities
Payables for Investment Securities Purchased	12,584
Collateral for Securities on Loan	1,633,250
Payables for Capital Shares Redeemed	455,332
Payables to Vanguard	2,185
Unrealized Depreciation—Over-the-Counter Swap Contracts	7,500
Total Liabilities	2,110,851
Net Assets	111,155,755
1 Includes $1,451,668,000 of securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2024, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	92,919,521
Total Distributable Earnings (Loss)	18,236,234
Net Assets	111,155,755

Investor Shares—Net Assets
Applicable to 1,348,985 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	194,528
Net Asset Value Per Share—Investor Shares	$144.20

ETF Shares—Net Assets
Applicable to 112,187,380 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	21,304,942
Net Asset Value Per Share—ETF Shares	$189.90

Admiral™ Shares—Net Assets
Applicable to 177,319,815 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	25,548,937
Net Asset Value Per Share—Admiral Shares	$144.08

Institutional Shares—Net Assets
Applicable to 109,841,170 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,825,220
Net Asset Value Per Share—Institutional Shares	$144.07

Institutional Plus Shares—Net Assets
Applicable to 38,934,244 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,842,947
Net Asset Value Per Share—Institutional Plus Shares	$355.55

Institutional Select Shares—Net Assets
Applicable to 148,719,560 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	34,439,181
Net Asset Value Per Share—Institutional Select Shares	$231.57
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Dividends[1]	1,236,676
Interest[2]	11,400
Securities Lending—Net	92,707
Total Income	1,340,783
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,799
Management and Administrative—Investor Shares	371
Management and Administrative—ETF Shares	9,209
Management and Administrative—Admiral Shares	12,823
Management and Administrative—Institutional Shares	6,583
Management and Administrative—Institutional Plus Shares	4,114
Management and Administrative—Institutional Select Shares	5,422
Marketing and Distribution—Investor Shares	8
Marketing and Distribution—ETF Shares	838
Marketing and Distribution—Admiral Shares	863
Marketing and Distribution—Institutional Shares	457
Marketing and Distribution—Institutional Plus Shares	398
Marketing and Distribution—Institutional Select Shares	51
Custodian Fees	707
Auditing Fees	54
Shareholders’ Reports and Proxy Fees—Investor Shares	1
Shareholders’ Reports and Proxy Fees—ETF Shares	1,017
Shareholders’ Reports and Proxy Fees—Admiral Shares	314
Shareholders’ Reports and Proxy Fees—Institutional Shares	317
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	366
Shareholders’ Reports and Proxy Fees—Institutional Select Shares	1
Trustees’ Fees and Expenses	59
Other Expenses	33
Total Expenses	45,805
Net Investment Income	1,294,978
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	4,306,456
Futures Contracts	33,517
Swap Contracts	(7,604)
Realized Net Gain (Loss)	4,332,369
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	10,701,392
Futures Contracts	(16,421)
Swap Contracts	(11,242)
Change in Unrealized Appreciation (Depreciation)	10,673,729
Net Increase (Decrease) in Net Assets Resulting from Operations	16,301,076
1	Dividends are net of foreign withholding taxes of $979,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $10,260,000, $175,000, and $302,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $6,763,154,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,294,978	1,233,009
Realized Net Gain (Loss)	4,332,369	5,089,762
Change in Unrealized Appreciation (Depreciation)	10,673,729	13,606,795
Net Increase (Decrease) in Net Assets Resulting from Operations	16,301,076	19,929,566
Distributions
Investor Shares	(2,066)	(2,799)
ETF Shares	(228,223)	(216,881)
Admiral Shares	(285,904)	(304,809)
Institutional Shares	(182,700)	(197,911)
Institutional Plus Shares	(155,183)	(157,589)
Institutional Select Shares	(380,187)	(358,784)
Total Distributions	(1,234,263)	(1,238,773)
Capital Share Transactions
Investor Shares	(66,601)	(44,315)
ETF Shares	878,795	1,158,186
Admiral Shares	(1,631,053)	(985,934)
Institutional Shares	(1,566,874)	(827,656)
Institutional Plus Shares	(278,243)	(656,866)
Institutional Select Shares	1,545,320	877,035
Net Increase (Decrease) from Capital Share Transactions	(1,118,656)	(479,550)
Total Increase (Decrease)	13,948,157	18,211,243
Net Assets
Beginning of Period	97,207,598	78,996,355
End of Period	111,155,755	97,207,598
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$124.78	$100.93	$138.80	$124.83	$95.66
Investment Operations
Net Investment Income[1]	1.452	1.411	1.280	1.216	.983
Net Realized and Unrealized Gain (Loss) on Investments	19.364	23.876	(38.141)	14.134	29.401
Total from Investment Operations	20.816	25.287	(36.861)	15.350	30.384
Distributions
Dividends from Net Investment Income	(1.396)	(1.437)	(1.009)	(1.380)	(1.214)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.396)	(1.437)	(1.009)	(1.380)	(1.214)
Net Asset Value, End of Period	$144.20	$124.78	$100.93	$138.80	$124.83
Total Return[2]	16.76%	25.22%	-26.56%	12.31%	32.04%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$195	$232	$229	$399	$454
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%[3]	0.19%[3]	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.09%	1.28%	1.14%	0.87%	1.04%
Portfolio Turnover Rate[4]	11%	11%	11%	19%	19%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.19%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$164.34	$132.92	$182.81	$164.43	$126.02
Investment Operations
Net Investment Income[1]	2.173	2.086	1.914	1.867	1.509
Net Realized and Unrealized Gain (Loss) on Investments	25.463	31.415	(50.278)	18.576	38.668
Total from Investment Operations	27.636	33.501	(48.364)	20.443	40.177
Distributions
Dividends from Net Investment Income	(2.076)	(2.081)	(1.526)	(2.063)	(1.767)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.076)	(2.081)	(1.526)	(2.063)	(1.767)
Net Asset Value, End of Period	$189.90	$164.34	$132.92	$182.81	$164.43
Total Return	16.90%	25.39%	-26.46%	12.44%	32.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,305	$17,606	$13,089	$17,593	$13,761
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%[2]	0.06%[2]	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.24%	1.44%	1.31%	1.02%	1.20%
Portfolio Turnover Rate[3]	11%	11%	11%	19%	19%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$124.68	$100.85	$138.70	$124.75	$95.61
Investment Operations
Net Investment Income[1]	1.638	1.557	1.437	1.408	1.112
Net Realized and Unrealized Gain (Loss) on Investments	19.337	23.851	(38.129)	14.106	29.367
Total from Investment Operations	20.975	25.408	(36.692)	15.514	30.479
Distributions
Dividends from Net Investment Income	(1.575)	(1.578)	(1.158)	(1.564)	(1.339)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.575)	(1.578)	(1.158)	(1.564)	(1.339)
Net Asset Value, End of Period	$144.08	$124.68	$100.85	$138.70	$124.75
Total Return[2]	16.91%	25.38%	-26.47%	12.45%	32.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25,549	$23,639	$20,012	$29,054	$26,784
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%[3]	0.06%[3]	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.23%	1.42%	1.29%	1.01%	1.18%
Portfolio Turnover Rate[4]	11%	11%	11%	19%	19%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$124.68	$100.84	$138.69	$124.74	$95.60
Investment Operations
Net Investment Income[1]	1.650	1.567	1.439	1.413	1.125
Net Realized and Unrealized Gain (Loss) on Investments	19.328	23.862	(38.120)	14.115	29.364
Total from Investment Operations	20.978	25.429	(36.681)	15.528	30.489
Distributions
Dividends from Net Investment Income	(1.588)	(1.589)	(1.169)	(1.578)	(1.349)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.588)	(1.589)	(1.169)	(1.578)	(1.349)
Net Asset Value, End of Period	$144.07	$124.68	$100.84	$138.69	$124.74
Total Return	16.91%	25.41%	-26.46%	12.47%	32.23%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,825	$15,139	$12,983	$19,456	$18,659
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%[2]	0.05%[2]	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.24%	1.43%	1.29%	1.01%	1.19%
Portfolio Turnover Rate[3]	11%	11%	11%	19%	19%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$307.67	$248.85	$342.27	$307.85	$235.94
Investment Operations
Net Investment Income[1]	4.118	3.898	3.597	3.595	2.798
Net Realized and Unrealized Gain (Loss) on Investments	47.715	58.870	(94.104)	34.757	72.466
Total from Investment Operations	51.833	62.768	(90.507)	38.352	75.264
Distributions
Dividends from Net Investment Income	(3.953)	(3.948)	(2.913)	(3.932)	(3.354)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.953)	(3.948)	(2.913)	(3.932)	(3.354)
Net Asset Value, End of Period	$355.55	$307.67	$248.85	$342.27	$307.85
Total Return	16.94%	25.41%	-26.45%	12.48%	32.24%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,843	$12,216	$10,446	$15,973	$11,665
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[2]	0.04%[2]	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.25%	1.44%	1.31%	1.04%	1.20%
Portfolio Turnover Rate[3]	11%	11%	11%	19%	19%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$200.37	$162.04	$222.86	$200.45	$153.63
Investment Operations
Net Investment Income[1]	2.735	2.580	2.421	2.352	1.855
Net Realized and Unrealized Gain (Loss) on Investments	31.061	38.338	(61.319)	22.661	47.179
Total from Investment Operations	33.796	40.918	(58.898)	25.013	49.034
Distributions
Dividends from Net Investment Income	(2.596)	(2.588)	(1.922)	(2.603)	(2.214)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.596)	(2.588)	(1.922)	(2.603)	(2.214)
Net Asset Value, End of Period	$231.57	$200.37	$162.04	$222.86	$200.45
Total Return	16.96%	25.44%	-26.44%	12.50%	32.27%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$34,439	$28,375	$22,239	$26,240	$24,472
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%[2]	0.02%[2]	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.27%	1.46%	1.36%	1.05%	1.22%
Portfolio Turnover Rate[3]	11%	11%	11%	19%	19%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Notes to Financial Statements
Vanguard Extended Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
In March 2023, the board of trustees approved a plan of reorganization whereby the fund will reorganize from Vanguard Index Funds (such fund the "Predecessor Fund”) to a newly created shell series under Vanguard Institutional Index Funds. The purpose of the reorganization is to improve administrative efficiencies for all funds within the Vanguard complex by spreading the filing and reporting requirements across different legal entities. After the reorganization the surviving fund will be identical in its management to the Predecessor Fund and its investment objective, strategies, and policies will remain unchanged. The reorganization is anticipated to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

Extended Market Index Fund
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2024, the fund had contributed to Vanguard capital in the amount of $3,167,000, representing less than 0.01% of the fund’s net assets and 1.27% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Extended Market Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	110,997,573	372	752	110,998,697
Preferred Stocks	78	—	—	78
Rights	8	102	2,466	2,576
Warrants	—	—	—	—
Temporary Cash Investments	1,729,549	—	—	1,729,549
Total	112,727,208	474	3,218	112,730,900

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(3,435)	—	—	(3,435)
Swap Contracts	—	(7,500)	—	(7,500)
Total	(3,435)	(7,500)	—	(10,935)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, passive foreign investment companies, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	6,753,229
Total Distributable Earnings (Loss)	(6,753,229)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	15,251
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	25,601,385
Capital Loss Carryforwards	(7,410,252)
Qualified Late-Year Losses	—
Other Temporary Differences	29,850
Total	18,236,234
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	1,234,263	1,238,773
Long-Term Capital Gains	—	—
Total	1,234,263	1,238,773
*	Includes short-term capital gains, if any.

Extended Market Index Fund
As of December 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	87,129,515
Gross Unrealized Appreciation	42,949,892
Gross Unrealized Depreciation	(17,348,507)
Net Unrealized Appreciation (Depreciation)	25,601,385
E.  During the year ended December 31, 2024, the fund purchased $10,978,620,000 of investment securities and sold $11,608,538,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $11,000,088,000 and $11,074,413,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2024, such purchases were $1,423,604,000 and sales were $976,652,000, resulting in net realized loss of $298,391,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	10,033	75	7,047	64
Issued in Lieu of Cash Distributions	2,066	15	2,799	25
Redeemed	(78,700)	(600)	(54,161)	(496)
Net Increase (Decrease)—Investor Shares	(66,601)	(510)	(44,315)	(407)
ETF Shares
Issued	11,796,338	66,500	10,241,871	68,864
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(10,917,543)	(61,450)	(9,083,685)	(60,200)
Net Increase (Decrease)—ETF Shares	878,795	5,050	1,158,186	8,664
Admiral Shares
Issued	1,530,679	11,540	1,528,622	13,910
Issued in Lieu of Cash Distributions	236,380	1,747	253,200	2,264
Redeemed	(3,398,112)	(25,556)	(2,767,756)	(25,026)
Net Increase (Decrease)—Admiral Shares	(1,631,053)	(12,269)	(985,934)	(8,852)
Institutional Shares
Issued	2,526,564	18,997	2,289,403	20,910
Issued in Lieu of Cash Distributions	169,564	1,254	183,474	1,642
Redeemed	(4,263,002)	(31,837)	(3,300,533)	(29,875)
Net Increase (Decrease)—Institutional Shares	(1,566,874)	(11,586)	(827,656)	(7,323)
Institutional Plus Shares
Issued	1,804,651	5,511	1,568,473	5,907
Issued in Lieu of Cash Distributions	152,858	458	152,432	552
Redeemed	(2,235,752)	(6,740)	(2,377,771)	(8,729)
Net Increase (Decrease)—Institutional Plus Shares	(278,243)	(771)	(656,866)	(2,270)
Institutional Select Shares
Issued	5,390,297	24,314	3,253,688	18,298
Issued in Lieu of Cash Distributions	380,187	1,746	358,784	1,994
Redeemed	(4,225,164)	(18,954)	(2,735,437)	(15,917)
Net Increase (Decrease)—Institutional Select Shares	1,545,320	7,106	877,035	4,375
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.

Extended Market Index Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At December 31, 2024, one shareholder (VFTC Institutional Extended Market Index Trust) was the record or beneficial owner of 31% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Mid-Cap Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (2.6%)
	Newmont Corp.	24,478,527	911,091
	Fastenal Co.	12,317,877	885,779
	Nucor Corp.	5,048,782	589,243
	International Flavors & Fragrances Inc.	5,497,723	464,833
	LyondellBasell Industries NV Class A	5,586,047	414,876
	International Paper Co.	7,469,621	402,015
	Avery Dennison Corp.	1,727,245	323,219
	CF Industries Holdings Inc.	3,741,084	319,189
	Steel Dynamics Inc.	1,555,854	177,476
	Celanese Corp. Class A	1,176,856	81,450
	Westlake Corp.	415,332	47,618
			4,616,789
Consumer Discretionary (13.1%)
	Royal Caribbean Cruises Ltd.	5,203,206	1,200,328
*	Trade Desk Inc. Class A	9,318,693	1,095,226
*	Copart Inc.	18,646,335	1,070,113
*	Lululemon Athletica Inc.	2,403,509	919,126
	Delta Air Lines Inc.	13,874,995	839,437
	Electronic Arts Inc.	5,639,469	825,054
	DR Horton Inc.	5,870,093	820,756
	Yum! Brands Inc.	6,000,521	805,030
	Lennar Corp. Class A	5,134,384	700,176
*	United Airlines Holdings Inc.	7,069,940	686,491
	Garmin Ltd.	3,303,045	681,286
*	ROBLOX Corp. Class A	11,757,281	680,276
*	Take-Two Interactive Software Inc.	3,587,637	660,412
	Hilton Worldwide Holdings Inc.	2,620,868	647,774
	eBay Inc.	10,299,641	638,063
	Tractor Supply Co.	11,486,650	609,482
*	AutoZone Inc.	181,755	581,980
*	Carvana Co. Class A	2,625,420	533,905
*	Carnival Corp.	21,094,805	525,683
*	NVR Inc.	62,562	511,688
*	Warner Bros Discovery Inc.	47,475,488	501,816
*	Expedia Group Inc.	2,641,066	492,110
	PulteGroup Inc.	4,409,939	480,242
	Darden Restaurants Inc.	2,526,615	471,694
*	Live Nation Entertainment Inc.	3,497,544	452,932
*	Ulta Beauty Inc.	1,013,074	440,616
	Southwest Airlines Co.	12,895,355	433,542
	Ford Motor Co.	41,954,979	415,354
*	Burlington Stores Inc.	1,364,876	389,072
	Omnicom Group Inc.	4,194,843	360,924
	Las Vegas Sands Corp.	7,015,264	360,304
	Dollar General Corp.	4,727,998	358,477
	Estee Lauder Cos. Inc. Class A	4,769,071	357,585
	Best Buy Co. Inc.	4,154,748	356,477
	Genuine Parts Co.	2,989,126	349,010
*	Dollar Tree Inc.	4,390,692	329,038
	Domino's Pizza Inc.	705,226	296,026
	Rollins Inc.	6,246,327	289,517
	News Corp. Class A	10,444,956	287,654
	Fox Corp. Class A	4,284,518	208,142
*	Aptiv plc	2,526,721	152,816
	Pool Corp.	388,919	132,598
	Fox Corp. Class B	2,276,049	104,107
	Warner Music Group Corp. Class A	2,761,986	85,622
	Lennar Corp. Class B	212,879	28,132

Mid-Cap Index Fund
		Shares	Market Value• ($000)
	News Corp. Class B	355,310	10,812
			23,176,905
Consumer Staples (5.9%)
	Kenvue Inc.	41,225,048	880,155
	Kroger Co.	14,001,283	856,178
	Corteva Inc.	14,884,555	847,824
	Cencora Inc.	3,740,433	840,400
	Sysco Corp.	10,562,991	807,646
	General Mills Inc.	11,937,615	761,262
	Church & Dwight Co. Inc.	5,268,569	551,672
	Hershey Co.	3,176,928	538,013
	Archer-Daniels-Midland Co.	10,289,962	519,849
	Kellanova	5,929,131	480,082
	Kimberly-Clark Corp.	3,584,350	469,693
	Clorox Co.	2,661,514	432,256
	McCormick & Co. Inc. (Non-Voting)	5,422,511	413,412
	Keurig Dr Pepper Inc.	12,392,422	398,045
	Constellation Brands Inc. Class A	1,658,499	366,528
	Tyson Foods Inc. Class A	6,145,680	353,008
	Kraft Heinz Co.	9,097,549	279,386
	Brown-Forman Corp. Class B	6,197,919	235,397
	Hormel Foods Corp.	6,488,789	203,553
	Conagra Brands Inc.	5,129,210	142,336
	Campbell's Co.	2,082,762	87,226
	Brown-Forman Corp. Class A	909,517	34,280
			10,498,201
Energy (5.5%)
	ONEOK Inc.	12,561,406	1,261,165
	Cheniere Energy Inc.	4,583,164	984,784
	Baker Hughes Co. Class A	21,277,143	872,788
	Targa Resources Corp.	4,689,500	837,076
	Hess Corp.	5,963,024	793,142
	Williams Cos. Inc.	13,106,044	709,299
	Diamondback Energy Inc.	4,081,336	668,645
	Kinder Morgan Inc.	20,302,974	556,302
	Devon Energy Corp.	14,124,109	462,282
	Halliburton Co.	17,000,542	462,245
	Valero Energy Corp.	3,402,697	417,137
*	First Solar Inc.	2,186,740	385,391
	Coterra Energy Inc.	15,044,906	384,247
	Occidental Petroleum Corp.	7,059,794	348,824
	EQT Corp.	6,412,749	295,692
	Texas Pacific Land Corp.	197,494	218,421
*	Enphase Energy Inc.	1,378,320	94,663
			9,752,103
Financials (13.5%)
	Arthur J Gallagher & Co.	5,370,312	1,524,363
	Ameriprise Financial Inc.	2,086,009	1,110,654
	Allstate Corp.	5,693,821	1,097,712
	MSCI Inc. Class A	1,600,904	960,558
*	Coinbase Global Inc. Class A	3,785,675	939,983
	Discover Financial Services	5,398,566	935,194
	Prudential Financial Inc.	7,654,980	907,345
	Nasdaq Inc.	9,886,644	764,336
	Ares Management Corp. Class A	4,052,537	717,421
	Arch Capital Group Ltd.	7,685,581	709,763
	Apollo Global Management Inc.	4,258,212	703,286
	Hartford Financial Services Group Inc.	6,233,420	681,936
	Willis Towers Watson plc	2,165,862	678,435
	M&T Bank Corp.	3,567,716	670,766
	Raymond James Financial Inc.	3,948,671	613,347
	Fifth Third Bancorp	14,418,902	609,631
	State Street Corp.	5,988,439	587,765
	Broadridge Financial Solutions Inc.	2,513,380	568,250
	T. Rowe Price Group Inc.	4,777,185	540,252
	Brown & Brown Inc.	5,226,454	533,203
	LPL Financial Holdings Inc.	1,610,090	525,711
	Huntington Bancshares Inc.	31,240,617	508,285

Mid-Cap Index Fund
		Shares	Market Value• ($000)
	American International Group Inc.	6,706,654	488,244
	Cincinnati Financial Corp.	3,361,063	482,985
	Regions Financial Corp.	19,543,146	459,655
*	Markel Group Inc.	262,750	453,567
	Cboe Global Markets Inc.	2,250,921	439,830
	Northern Trust Corp.	4,048,915	415,014
	Citizens Financial Group Inc.	9,001,688	393,914
	Interactive Brokers Group Inc. Class A	2,223,918	392,900
	FactSet Research Systems Inc.	816,754	392,271
	Principal Financial Group Inc.	4,917,667	380,677
	KeyCorp	21,310,981	365,270
	W R Berkley Corp.	6,144,488	359,575
	Loews Corp.	3,979,655	337,037
	Everest Group Ltd.	923,944	334,893
	Tradeweb Markets Inc. Class A	2,498,673	327,126
	Fidelity National Financial Inc.	5,588,387	313,732
*	Robinhood Markets Inc. Class A	7,796,523	290,498
	Corebridge Financial Inc.	4,807,465	143,887
	Blue Owl Capital Inc. Class A	6,109,603	142,109
*	Rocket Cos. Inc. Class A	2,980,560	33,561
			23,834,941
Health Care (8.6%)
*	Edwards Lifesciences Corp.	12,680,542	938,741
	Agilent Technologies Inc.	6,178,227	829,983
	GE HealthCare Technologies Inc.	9,823,884	768,031
*	IQVIA Holdings Inc.	3,707,626	728,586
*	IDEXX Laboratories Inc.	1,760,779	727,976
	ResMed Inc.	3,156,456	721,850
*	Veeva Systems Inc. Class A	3,133,835	658,889
*	Centene Corp.	10,856,040	657,659
*	Dexcom Inc.	8,398,761	653,172
*	Alnylam Pharmaceuticals Inc.	2,773,350	652,597
	Cardinal Health Inc.	5,203,923	615,468
	West Pharmaceutical Services Inc.	1,557,252	510,093
*	Biogen Inc.	3,133,330	479,149
*	Waters Corp.	1,276,776	473,658
*	Illumina Inc.	3,410,301	455,719
	Zimmer Biomet Holdings Inc.	4,280,686	452,169
	STERIS plc	2,122,397	436,280
	Labcorp Holdings Inc.	1,798,333	412,394
*	Cooper Cos. Inc.	4,282,025	393,647
	Quest Diagnostics Inc.	2,399,698	362,018
*	Hologic Inc.	4,879,097	351,734
*	Molina Healthcare Inc.	1,164,797	339,014
	Humana Inc.	1,294,180	328,346
	Baxter International Inc.	10,976,411	320,072
	Viatris Inc.	25,659,321	319,459
*	Align Technology Inc.	1,524,627	317,900
*	Moderna Inc.	7,444,909	309,559
	Royalty Pharma plc Class A	8,125,233	207,275
*	Insulet Corp.	754,545	196,989
*	Avantor Inc.	6,949,325	146,422
	Revvity Inc.	1,308,083	145,995
*	BioMarin Pharmaceutical Inc.	2,047,988	134,614
*	Incyte Corp.	1,657,967	114,516
			15,159,974
Industrials (19.9%)
	TransDigm Group Inc.	1,148,654	1,455,666
	Carrier Global Corp.	18,327,561	1,251,039
	PACCAR Inc.	11,273,554	1,172,675
	Cummins Inc.	2,949,646	1,028,247
*	Block Inc. Class A	12,035,723	1,022,916
	Quanta Services Inc.	3,173,883	1,003,106
	United Rentals Inc.	1,411,043	993,995
	WW Grainger Inc.	942,385	993,321
*	Fair Isaac Corp.	497,376	990,241
	Howmet Aerospace Inc.	8,735,658	955,419
	Fidelity National Information Services Inc.	11,575,621	934,963
*	Axon Enterprise Inc.	1,557,228	925,492

Mid-Cap Index Fund
		Shares	Market Value• ($000)
	AMETEK Inc.	4,973,481	896,520
	L3Harris Technologies Inc.	4,078,484	857,624
	Verisk Analytics Inc. Class A	3,036,211	836,264
	Otis Worldwide Corp.	8,589,089	795,435
	Ingersoll Rand Inc.	8,665,666	783,896
	Ferguson Enterprises Inc.	4,316,388	749,195
	Vulcan Materials Co.	2,839,578	730,425
	Old Dominion Freight Line Inc.	4,131,817	728,852
	Westinghouse Air Brake Technologies Corp.	3,695,932	700,712
	Rockwell Automation Inc.	2,427,583	693,779
	Equifax Inc.	2,665,308	679,254
	Martin Marietta Materials Inc.	1,314,181	678,774
	Cintas Corp.	3,685,472	673,336
	DuPont de Nemours Inc.	8,088,204	616,725
	Xylem Inc.	5,223,925	606,080
	Dow Inc.	15,054,583	604,140
*	Keysight Technologies Inc.	3,731,796	599,438
	PPG Industries Inc.	4,988,620	595,891
	Johnson Controls International plc	7,119,090	561,910
	Fortive Corp.	7,460,425	559,532
*	Mettler-Toledo International Inc.	453,766	555,264
	Dover Corp.	2,949,928	553,406
	Synchrony Financial	8,371,897	544,173
	Veralto Corp.	5,051,831	514,529
	Global Payments Inc.	4,402,382	493,331
*	Corpay Inc.	1,423,993	481,908
*	Teledyne Technologies Inc.	1,002,045	465,079
	Packaging Corp. of America	1,930,987	434,723
*	Zebra Technologies Corp. Class A	1,109,038	428,333
	TransUnion	4,190,475	388,499
	Snap-on Inc.	1,128,924	383,247
*	Trimble Inc.	5,250,476	370,999
	Jacobs Solutions Inc.	2,665,197	356,124
	Ball Corp.	6,415,993	353,714
	Masco Corp.	4,638,312	336,602
	Expeditors International of Washington Inc.	3,009,283	333,338
	Textron Inc.	3,987,967	305,040
	HEICO Corp. Class A	1,619,816	301,415
	JB Hunt Transport Services Inc.	1,733,998	295,924
	Hubbell Inc. Class B	577,362	241,851
	HEICO Corp.	883,860	210,129
	Stanley Black & Decker Inc.	1,656,698	133,016
*,1	Symbotic Inc. Class A	502,183	11,907
			35,167,413
Real Estate (7.6%)
	Welltower Inc.	13,388,879	1,687,400
	Digital Realty Trust Inc.	7,132,507	1,264,808
	Realty Income Corp.	18,819,472	1,005,148
*	CBRE Group Inc. Class A	6,580,005	863,889
	Extra Space Storage Inc.	4,558,262	681,916
	AvalonBay Communities Inc.	3,058,430	672,763
	Iron Mountain Inc.	6,309,955	663,239
*	CoStar Group Inc.	8,815,243	631,083
	VICI Properties Inc. Class A	20,380,094	595,303
	Simon Property Group Inc.	3,332,306	573,856
	Equity Residential	7,750,556	556,180
	Ventas Inc.	9,017,075	531,016
	SBA Communications Corp. Class A	2,311,999	471,185
	Weyerhaeuser Co.	15,622,738	439,780
	Crown Castle Inc.	4,671,020	423,942
	Invitation Homes Inc.	12,512,974	400,040
	Essex Property Trust Inc.	1,381,811	394,424
	Mid-America Apartment Communities Inc.	2,512,979	388,431
	Alexandria Real Estate Equities Inc.	3,757,357	366,530
	Sun Communities Inc.	2,738,626	336,769
	UDR Inc.	3,549,439	154,081
	Healthpeak Properties Inc.	7,524,147	152,515
	WP Carey Inc.	2,351,566	128,113

Mid-Cap Index Fund
		Shares	Market Value• ($000)
	Lineage Inc.	1,474,327	86,351
			13,468,762
Technology (13.9%)
	Amphenol Corp. Class A	25,923,437	1,800,383
*	Palantir Technologies Inc. Class A	22,003,939	1,664,158
*	DoorDash Inc. Class A	7,029,686	1,179,230
	Vertiv Holdings Co. Class A	8,070,486	916,888
*	Datadog Inc. Class A	6,398,129	914,229
*	Atlassian Corp. Class A	3,474,051	845,514
	Cognizant Technology Solutions Corp. Class A	10,661,932	819,902
	Corning Inc.	16,569,392	787,377
*	Gartner Inc.	1,575,678	763,369
*	HubSpot Inc.	1,054,512	734,752
	HP Inc.	20,722,544	676,177
*	Cloudflare Inc. Class A	6,244,923	672,453
	Microchip Technology Inc.	11,547,559	662,252
*	ANSYS Inc.	1,880,444	634,330
*	Fortinet Inc.	6,592,152	622,826
	Hewlett Packard Enterprise Co.	27,924,826	596,195
*	GoDaddy Inc. Class A	3,018,741	595,809
*,1	MicroStrategy Inc. Class A	2,040,032	590,834
	Monolithic Power Systems Inc.	996,468	589,610
*	ON Semiconductor Corp.	9,156,077	577,291
*	Tyler Technologies Inc.	920,247	530,651
	NetApp Inc.	4,371,744	507,472
	CDW Corp.	2,865,650	498,738
*	Snowflake Inc. Class A	3,194,192	493,215
	TE Connectivity plc	3,215,437	459,711
*	Western Digital Corp.	7,433,546	443,262
	Teradyne Inc.	3,501,888	440,958
*	Zoom Communications Inc. Class A	5,072,070	413,932
	Seagate Technology Holdings plc	4,547,997	392,538
*	VeriSign Inc.	1,756,187	363,460
*	Zscaler Inc.	1,979,158	357,060
*	Pinterest Inc. Class A	12,117,558	351,409
*	MongoDB Inc. Class A	1,508,736	351,249
	SS&C Technologies Holdings Inc.	4,526,139	342,991
*,1	Super Micro Computer Inc.	10,700,328	326,146
*	Akamai Technologies Inc.	3,229,443	308,896
	Gen Digital Inc.	11,259,669	308,290
*	Okta Inc. Class A	3,491,183	275,105
*	Snap Inc. Class A	22,939,899	247,063
	Leidos Holdings Inc.	1,435,392	206,783
	Bentley Systems Inc. Class B	3,440,016	160,649
	Skyworks Solutions Inc.	1,718,900	152,432
			24,575,589
Telecommunications (0.9%)
	Motorola Solutions Inc.	3,593,399	1,660,977
Utilities (8.2%)
	Constellation Energy Corp.	6,775,737	1,515,800
	Vistra Corp.	7,315,549	1,008,595
	Waste Connections Inc.	5,548,799	952,063
	PG&E Corp.	45,826,190	924,773
	Public Service Enterprise Group Inc.	10,712,909	905,134
	Xcel Energy Inc.	12,347,681	833,715
	Exelon Corp.	21,607,366	813,301
	Entergy Corp.	9,212,367	698,482
	Consolidated Edison Inc.	7,449,225	664,694
	Edison International	8,325,163	664,681
	WEC Energy Group Inc.	6,802,815	639,737
	American Water Works Co. Inc.	4,190,918	521,727
	Ameren Corp.	5,730,740	510,838
	PPL Corp.	15,075,344	489,346
	Dominion Energy Inc.	9,031,281	486,425
	DTE Energy Co.	4,004,326	483,522
	FirstEnergy Corp.	11,772,804	468,322
	Eversource Energy	7,878,291	452,450
	CenterPoint Energy Inc.	14,013,684	444,654

Mid-Cap Index Fund
	Shares	Market Value• ($000)
CMS Energy Corp.	6,424,330	428,182
Alliant Energy Corp.	5,516,329	326,236
NiSource Inc.	5,021,120	184,576
Evergy Inc.	2,347,954	144,517
		14,561,770
Total Common Stocks (Cost $110,371,005)		176,473,424
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3] Vanguard Market Liquidity Fund, 4.466% (Cost $542,356)	5,424,483	542,448
Total Investments (100.0%) (Cost $110,913,361)		177,015,872
Other Assets and Liabilities—Net (0.0%)		(28,767)
Net Assets (100%)		176,987,105
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $99,483,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $106,121,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2025	171	50,751	(580)
E-mini S&P Mid-Cap 400 Index	March 2025	75	23,600	(1,277)
				(1,857)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Coinbase Global Inc. Class A	1/31/25	GSI	126,124	(4.354)	—	(27,018)
Corebridge Financial Inc.	1/31/25	CITNA	22,659	0.517	—	(1,535)
CRSP US Mid Cap TR Index	8/29/25	BANA	122,755	(5.283)	—	(9,566)
Global Payments Inc.	8/29/25	BANA	127,287	(5.233)	—	(7,653)
Molina Healthcare Inc.	8/29/25	BANA	19,364	(4.483)	—	(515)
Palantir Technologies Inc. Class A	8/29/25	BANA	17,977	(4.483)	2,226	—
Trade Desk Inc. Class A	8/29/25	BANA	44,993	(4.483)	—	(4,020)
VICI Properties Inc. Class A	8/29/25	BANA	66,851	(5.233)	—	(6,366)
					2,226	(56,673)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $110,371,005)	176,473,424
Affiliated Issuers (Cost $542,356)	542,448
Total Investments in Securities	177,015,872
Investment in Vanguard	4,996
Cash Collateral Pledged—Futures Contracts	5,180
Cash Collateral Pledged—Over-the-Counter Swap Contracts	51,890
Receivables for Investment Securities Sold	12,845
Receivables for Accrued Income	191,442
Receivables for Capital Shares Issued	55,861
Unrealized Appreciation—Over-the-Counter Swap Contracts	2,226
Total Assets	177,340,312
Liabilities
Due to Custodian	13,149
Payables for Investment Securities Purchased	1,725
Collateral for Securities on Loan	106,121
Payables for Capital Shares Redeemed	171,913
Payables to Vanguard	3,376
Variation Margin Payable—Futures Contracts	250
Unrealized Depreciation—Over-the-Counter Swap Contracts	56,673
Total Liabilities	353,207
Net Assets	176,987,105
1 Includes $99,483,000 of securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2024, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	133,110,740
Total Distributable Earnings (Loss)	43,876,365
Net Assets	176,987,105

Investor Shares—Net Assets
Applicable to 4,608,113 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	332,097
Net Asset Value Per Share—Investor Shares	$72.07

ETF Shares—Net Assets
Applicable to 274,637,441 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	72,477,126
Net Asset Value Per Share—ETF Shares	$263.90

Admiral™ Shares—Net Assets
Applicable to 191,499,264 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	62,594,563
Net Asset Value Per Share—Admiral Shares	$326.87

Institutional Shares—Net Assets
Applicable to 323,756,183 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,377,286
Net Asset Value Per Share—Institutional Shares	$72.21

Institutional Plus Shares—Net Assets
Applicable to 51,125,168 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,206,033
Net Asset Value Per Share—Institutional Plus Shares	$356.11
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Dividends[1]	2,572,135
Interest[2]	23,606
Securities Lending—Net	10,861
Total Income	2,606,602
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,958
Management and Administrative—Investor Shares	621
Management and Administrative—ETF Shares	18,858
Management and Administrative—Admiral Shares	25,592
Management and Administrative—Institutional Shares	7,926
Management and Administrative—Institutional Plus Shares	4,295
Marketing and Distribution—Investor Shares	17
Marketing and Distribution—ETF Shares	2,983
Marketing and Distribution—Admiral Shares	2,471
Marketing and Distribution—Institutional Shares	558
Marketing and Distribution—Institutional Plus Shares	407
Custodian Fees	207
Auditing Fees	38
Shareholders’ Reports and Proxy Fees—Investor Shares	2
Shareholders’ Reports and Proxy Fees—ETF Shares	3,206
Shareholders’ Reports and Proxy Fees—Admiral Shares	1,090
Shareholders’ Reports and Proxy Fees—Institutional Shares	251
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	157
Trustees’ Fees and Expenses	96
Other Expenses	20
Total Expenses	71,753
Net Investment Income	2,534,849
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	6,736,854
Futures Contracts	37,082
Swap Contracts	117,163
Realized Net Gain (Loss)	6,891,099
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	14,042,212
Futures Contracts	(9,401)
Swap Contracts	(97,453)
Change in Unrealized Appreciation (Depreciation)	13,935,358
Net Increase (Decrease) in Net Assets Resulting from Operations	23,361,306
1	Dividends are net of foreign withholding taxes of $980,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $23,239,000, $127,000, and ($24,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $7,764,252,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,534,849	2,384,139
Realized Net Gain (Loss)	6,891,099	624,659
Change in Unrealized Appreciation (Depreciation)	13,935,358	18,670,292
Net Increase (Decrease) in Net Assets Resulting from Operations	23,361,306	21,679,090
Distributions
Investor Shares	(5,341)	(6,392)
ETF Shares	(1,044,488)	(884,374)
Admiral Shares	(941,817)	(872,711)
Institutional Shares	(358,164)	(338,375)
Institutional Plus Shares	(272,269)	(256,449)
Total Distributions	(2,622,079)	(2,358,301)
Capital Share Transactions
Investor Shares	(131,735)	(116,598)
ETF Shares	5,046,444	2,252,186
Admiral Shares	(2,331,445)	(1,165,068)
Institutional Shares	(1,393,190)	(1,138,787)
Institutional Plus Shares	(403,795)	(455,704)
Net Increase (Decrease) from Capital Share Transactions	786,279	(623,971)
Total Increase (Decrease)	21,525,506	18,696,818
Net Assets
Beginning of Period	155,461,599	136,764,781
End of Period	176,987,105	155,461,599
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$63.51	$55.66	$69.54	$56.52	$48.64
Investment Operations
Net Investment Income[1]	.931	.887	.807	.652	.698
Net Realized and Unrealized Gain (Loss) on Investments	8.614	7.851	(13.875)	13.065	7.937
Total from Investment Operations	9.545	8.738	(13.068)	13.717	8.635
Distributions
Dividends from Net Investment Income	(.985)	(.888)	(.812)	(.697)	(.755)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.985)	(.888)	(.812)	(.697)	(.755)
Net Asset Value, End of Period	$72.07	$63.51	$55.66	$69.54	$56.52
Total Return[2]	15.09%	15.84%	-18.80%	24.36%	18.10%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$332	$416	$476	$740	$834
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%[3]	0.17%[3]	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.37%	1.52%	1.36%	1.02%	1.49%
Portfolio Turnover Rate[4]	16%	13%	12%	16%	26%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$232.58	$203.84	$254.69	$207.00	$178.14
Investment Operations
Net Investment Income[1]	3.820	3.589	3.302	2.741	2.772
Net Realized and Unrealized Gain (Loss) on Investments	31.443	28.686	(50.886)	47.811	29.084
Total from Investment Operations	35.263	32.275	(47.584)	50.552	31.856
Distributions
Dividends from Net Investment Income	(3.943)	(3.535)	(3.266)	(2.862)	(2.996)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.943)	(3.535)	(3.266)	(2.862)	(2.996)
Net Asset Value, End of Period	$263.90	$232.58	$203.84	$254.69	$207.00
Total Return	15.23%	15.99%	-18.68%	24.52%	18.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$72,477	$59,376	$49,861	$57,774	$41,587
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[2]	0.04%[2]	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.52%	1.68%	1.53%	1.16%	1.61%
Portfolio Turnover Rate[3]	16%	13%	12%	16%	26%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$288.07	$252.47	$315.46	$256.40	$220.66
Investment Operations
Net Investment Income[1]	4.670	4.381	4.028	3.333	3.418
Net Realized and Unrealized Gain (Loss) on Investments	38.982	35.571	(63.000)	59.242	36.010
Total from Investment Operations	43.652	39.952	(58.972)	62.575	39.428
Distributions
Dividends from Net Investment Income	(4.852)	(4.352)	(4.018)	(3.515)	(3.688)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.852)	(4.352)	(4.018)	(3.515)	(3.688)
Net Asset Value, End of Period	$326.87	$288.07	$252.47	$315.46	$256.40
Total Return[2]	15.22%	15.98%	-18.71%	24.51%	18.24%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$62,595	$57,330	$51,352	$65,118	$53,301
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%[3]	0.05%[3]	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.50%	1.65%	1.51%	1.14%	1.61%
Portfolio Turnover Rate[4]	16%	13%	12%	16%	26%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$63.64	$55.77	$69.69	$56.64	$48.74
Investment Operations
Net Investment Income[1]	1.038	.971	.893	.743	.759
Net Realized and Unrealized Gain (Loss) on Investments	8.611	7.866	(13.919)	13.090	7.961
Total from Investment Operations	9.649	8.837	(13.026)	13.833	8.720
Distributions
Dividends from Net Investment Income	(1.079)	(.967)	(.894)	(.783)	(.820)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.079)	(.967)	(.894)	(.783)	(.820)
Net Asset Value, End of Period	$72.21	$63.64	$55.77	$69.69	$56.64
Total Return	15.23%	16.00%	-18.70%	24.53%	18.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,377	$21,867	$20,231	$27,312	$22,291
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[2]	0.04%[2]	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.51%	1.66%	1.51%	1.15%	1.62%
Portfolio Turnover Rate[3]	16%	13%	12%	16%	26%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$313.84	$275.06	$343.68	$279.34	$240.40
Investment Operations
Net Investment Income[1]	5.153	4.831	4.458	3.688	3.774
Net Realized and Unrealized Gain (Loss) on Investments	42.470	38.747	(68.641)	64.544	39.230
Total from Investment Operations	47.623	43.578	(64.183)	68.232	43.004
Distributions
Dividends from Net Investment Income	(5.353)	(4.798)	(4.437)	(3.892)	(4.064)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(5.353)	(4.798)	(4.437)	(3.892)	(4.064)
Net Asset Value, End of Period	$356.11	$313.84	$275.06	$343.68	$279.34
Total Return	15.25%	16.00%	-18.69%	24.53%	18.27%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,206	$16,472	$14,846	$17,723	$14,937
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%[2]	0.03%[2]	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	1.52%	1.67%	1.53%	1.16%	1.63%
Portfolio Turnover Rate[3]	16%	13%	12%	16%	26%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Notes to Financial Statements
Vanguard Mid-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
In March 2023, the board of trustees approved a plan of reorganization whereby the fund will reorganize from Vanguard Index Funds (such fund the "Predecessor Fund”) to a newly created shell series under Vanguard Valley Forge Funds. The purpose of the reorganization is to improve administrative efficiencies for all funds within the Vanguard complex by spreading the filing and reporting requirements across different legal entities. After the reorganization the surviving fund will be identical in its management to the Predecessor Fund and its investment objective, strategies, and policies will remain unchanged. The reorganization is anticipated to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

Mid-Cap Index Fund
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2024, the fund had contributed to Vanguard capital in the amount of $4,996,000, representing less than 0.01% of the fund’s net assets and 2.00% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Mid-Cap Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	176,473,424	—	—	176,473,424
Temporary Cash Investments	542,448	—	—	542,448
Total	177,015,872	—	—	177,015,872

Derivative Financial Instruments
Assets
Swap Contracts	—	2,226	—	2,226
Liabilities
Futures Contracts[1]	(1,857)	—	—	(1,857)
Swap Contracts	—	(56,673)	—	(56,673)
Total	(1,857)	(56,673)	—	(58,530)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, passive foreign investment companies, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	7,763,301
Total Distributable Earnings (Loss)	(7,763,301)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	54,645
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	66,038,618
Capital Loss Carryforwards	(22,216,898)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	43,876,365
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	2,622,079	2,358,301
Long-Term Capital Gains	—	—
Total	2,622,079	2,358,301
*	Includes short-term capital gains, if any.

Mid-Cap Index Fund
As of December 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	110,977,254
Gross Unrealized Appreciation	70,934,868
Gross Unrealized Depreciation	(4,896,250)
Net Unrealized Appreciation (Depreciation)	66,038,618
E.  During the year ended December 31, 2024, the fund purchased $26,556,983,000 of investment securities and sold $29,400,838,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $16,060,493,000 and $11,858,833,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2024, such purchases were $2,414,682,000 and sales were $9,570,957,000, resulting in net realized loss of $2,152,828,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	25,434	372	24,944	427
Issued in Lieu of Cash Distributions	5,341	77	6,392	109
Redeemed	(162,510)	(2,395)	(147,934)	(2,529)
Net Increase (Decrease)—Investor Shares	(131,735)	(1,946)	(116,598)	(1,993)
ETF Shares
Issued	16,659,754	64,843	14,593,074	68,060
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(11,613,310)	(45,500)	(12,340,888)	(57,375)
Net Increase (Decrease)—ETF Shares	5,046,444	19,343	2,252,186	10,685
Admiral Shares
Issued	5,798,386	18,722	5,182,979	19,544
Issued in Lieu of Cash Distributions	829,932	2,632	769,218	2,888
Redeemed	(8,959,763)	(28,870)	(7,117,265)	(26,814)
Net Increase (Decrease)—Admiral Shares	(2,331,445)	(7,516)	(1,165,068)	(4,382)
Institutional Shares
Issued	3,053,129	44,570	2,518,909	43,175
Issued in Lieu of Cash Distributions	333,116	4,784	314,097	5,340
Redeemed	(4,779,435)	(69,232)	(3,971,793)	(67,623)
Net Increase (Decrease)—Institutional Shares	(1,393,190)	(19,878)	(1,138,787)	(19,108)
Institutional Plus Shares
Issued	1,914,824	5,596	1,384,915	4,823
Issued in Lieu of Cash Distributions	271,131	789	254,963	879
Redeemed	(2,589,750)	(7,745)	(2,095,582)	(7,190)
Net Increase (Decrease)—Institutional Plus Shares	(403,795)	(1,360)	(455,704)	(1,488)
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger

Mid-Cap Index Fund
impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Mid-Cap Growth Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (1.1%)
	Fastenal Co.	4,244,677	305,235
Consumer Discretionary (15.8%)
	Royal Caribbean Cruises Ltd.	1,792,955	413,617
*	Trade Desk Inc. Class A	3,331,621	391,565
*	Copart Inc.	6,425,148	368,739
*	Lululemon Athletica Inc.	828,191	316,709
	Yum! Brands Inc.	2,067,721	277,405
*	ROBLOX Corp. Class A	4,051,335	234,410
*	Take-Two Interactive Software Inc.	1,236,208	227,561
	Hilton Worldwide Holdings Inc.	903,117	223,214
	Tractor Supply Co.	3,958,002	210,012
*	AutoZone Inc.	62,624	200,522
*	Carnival Corp.	7,268,804	181,139
*	Expedia Group Inc.	910,031	169,566
*	Live Nation Entertainment Inc.	1,205,101	156,061
*	Ulta Beauty Inc.	349,086	151,828
*	Burlington Stores Inc.	470,349	134,078
	Las Vegas Sands Corp.	2,417,364	124,156
	Garmin Ltd.	569,108	117,384
	Rollins Inc.	2,153,011	99,792
*	Carvana Co. Class A	452,281	91,976
*	NVR Inc.	10,782	88,185
	Domino's Pizza Inc.	189,065	79,362
*	Aptiv plc	870,726	52,662
	Pool Corp.	133,934	45,663
	Warner Music Group Corp. Class A	951,000	29,481
			4,385,087
Consumer Staples (1.2%)
	Church & Dwight Co. Inc.	1,815,252	190,075
	Hershey Co.	547,328	92,690
	Brown-Forman Corp. Class B	1,068,559	40,584
	Brown-Forman Corp. Class A	156,342	5,892
			329,241
Energy (5.4%)
	Targa Resources Corp.	1,615,692	288,401
	Hess Corp.	2,054,641	273,288
	Diamondback Energy Inc.	1,406,228	230,382
	Devon Energy Corp.	4,867,155	159,302
*	First Solar Inc.	753,562	132,808
	Coterra Energy Inc.	5,184,889	132,422
	EQT Corp.	2,210,501	101,926
	Halliburton Co.	2,929,080	79,642
	Texas Pacific Land Corp.	68,092	75,307
*	Enphase Energy Inc.	475,499	32,657
			1,506,135
Financials (8.5%)
*	Coinbase Global Inc. Class A	1,442,323	358,129
	MSCI Inc. Class A	551,640	330,989
	Ares Management Corp. Class A	1,396,432	247,210
	Apollo Global Management Inc.	1,467,302	242,340
	Broadridge Financial Solutions Inc.	866,067	195,809
	Brown & Brown Inc.	1,800,930	183,731
	LPL Financial Holdings Inc.	554,804	181,149
	Interactive Brokers Group Inc. Class A	766,381	135,397
	FactSet Research Systems Inc.	281,471	135,185
	Tradeweb Markets Inc. Class A	861,172	112,745
*	Robinhood Markets Inc. Class A	2,687,291	100,128

Mid-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	Markel Group Inc.	45,267	78,141
	Blue Owl Capital Inc. Class A	2,105,794	48,981
*	Rocket Cos. Inc. Class A	1,026,506	11,558
			2,361,492
Health Care (11.7%)
*	Edwards Lifesciences Corp.	4,369,995	323,511
	Agilent Technologies Inc.	2,128,891	285,995
*	IQVIA Holdings Inc.	1,277,546	251,051
*	IDEXX Laboratories Inc.	606,707	250,837
	ResMed Inc.	1,087,650	248,735
*	Veeva Systems Inc. Class A	1,079,832	227,035
*	Dexcom Inc.	2,894,031	225,069
*	Alnylam Pharmaceuticals Inc.	955,655	224,875
	West Pharmaceutical Services Inc.	536,597	175,768
*	Waters Corp.	439,935	163,207
*	Illumina Inc.	1,175,111	157,030
*	Cooper Cos. Inc.	1,475,600	135,652
*	Molina Healthcare Inc.	423,810	123,350
*	Align Technology Inc.	525,469	109,565
*	Moderna Inc.	2,566,100	106,698
	STERIS plc	365,675	75,168
*	Insulet Corp.	259,862	67,842
*	BioMarin Pharmaceutical Inc.	706,042	46,408
*	Incyte Corp.	570,960	39,436
			3,237,232
Industrials (21.3%)
	TransDigm Group Inc.	395,796	501,584
*	Block Inc. Class A	4,147,286	352,478
	Quanta Services Inc.	1,093,697	345,663
	WW Grainger Inc.	324,749	342,302
*	Fair Isaac Corp.	171,380	341,206
	Howmet Aerospace Inc.	3,010,100	329,215
*	Axon Enterprise Inc.	536,743	318,997
	AMETEK Inc.	1,713,825	308,934
	Verisk Analytics Inc. Class A	1,046,269	288,174
	Vulcan Materials Co.	978,479	251,694
	Old Dominion Freight Line Inc.	1,423,677	251,137
	Equifax Inc.	918,396	234,053
	Martin Marietta Materials Inc.	452,841	233,892
	Cintas Corp.	1,269,964	232,022
	Xylem Inc.	1,800,047	208,841
*	Mettler-Toledo International Inc.	156,356	191,330
	Veralto Corp.	1,740,754	177,296
*	Corpay Inc.	490,684	166,057
*	Teledyne Technologies Inc.	345,291	160,260
	Ingersoll Rand Inc.	1,493,018	135,058
	Rockwell Automation Inc.	418,243	119,530
	HEICO Corp. Class A	557,806	103,796
	JB Hunt Transport Services Inc.	597,663	101,997
	HEICO Corp.	304,811	72,466
	TransUnion	722,036	66,940
*	Trimble Inc.	904,678	63,925
*,1	Symbotic Inc. Class A	173,007	4,102
			5,902,949
Real Estate (6.8%)
	Welltower Inc.	4,613,681	581,462
	Realty Income Corp.	6,484,677	346,347
	Extra Space Storage Inc.	1,570,646	234,969
*	CoStar Group Inc.	3,037,504	217,455
	SBA Communications Corp. Class A	796,665	162,360
	Invitation Homes Inc.	4,312,020	137,855
	Sun Communities Inc.	943,870	116,068
	UDR Inc.	1,222,387	53,064
	Lineage Inc.	507,734	29,738
			1,879,318
Technology (21.7%)
	Amphenol Corp. Class A	8,932,738	620,379
*	Palantir Technologies Inc. Class A	7,674,611	580,431

Mid-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	DoorDash Inc. Class A	2,422,333	406,346
	Vertiv Holdings Co. Class A	2,780,972	315,946
*	Datadog Inc. Class A	2,204,654	315,023
*	Atlassian Corp. Class A	1,197,085	291,347
*	Gartner Inc.	542,933	263,035
*	HubSpot Inc.	363,368	253,184
*	Cloudflare Inc. Class A	2,151,862	231,712
*	ANSYS Inc.	647,943	218,571
*	Fortinet Inc.	2,271,546	214,616
*	GoDaddy Inc. Class A	1,040,200	205,304
*,1	MicroStrategy Inc. Class A	702,967	203,593
	Monolithic Power Systems Inc.	343,355	203,163
*	ON Semiconductor Corp.	3,154,869	198,914
*	Tyler Technologies Inc.	317,107	182,857
*	Snowflake Inc. Class A	1,100,611	169,945
	Teradyne Inc.	1,206,649	151,941
	Seagate Technology Holdings plc	1,567,286	135,272
*	VeriSign Inc.	605,227	125,258
*	Zscaler Inc.	682,067	123,052
*	Pinterest Inc. Class A	4,175,736	121,096
*	MongoDB Inc. Class A	519,953	121,050
*,1	Super Micro Computer Inc.	3,687,827	112,405
*	Okta Inc. Class A	1,203,372	94,826
*	Snap Inc. Class A	7,907,869	85,168
	Bentley Systems Inc. Class B	1,184,686	55,325
			5,999,759
Telecommunications (2.1%)
	Motorola Solutions Inc.	1,238,244	572,354
Utilities (4.3%)
	Constellation Energy Corp.	2,334,819	522,322
	Vistra Corp.	2,520,832	347,547
	Waste Connections Inc.	1,912,052	328,070
			1,197,939
Total Common Stocks (Cost $18,910,297)			27,676,741
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 4.466% (Cost $69,162)	691,729	69,173
Total Investments (100.2%) (Cost $18,979,459)			27,745,914
Other Assets and Liabilities—Net (-0.2%)			(42,275)
Net Assets (100%)			27,703,639
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $34,997,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $37,317,000 was received for securities on loan.

Mid-Cap Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2025	37	10,981	(356)
E-mini S&P Mid-Cap 400 Index	March 2025	4	1,259	(52)
				(408)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Domino's Pizza Inc.	8/29/25	BANA	25,714	(4.483)	—	(3,059)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $18,910,297)	27,676,741
Affiliated Issuers (Cost $69,162)	69,173
Total Investments in Securities	27,745,914
Investment in Vanguard	775
Cash Collateral Pledged—Futures Contracts	750
Cash Collateral Pledged—Over-the-Counter Swap Contracts	3,010
Receivables for Investment Securities Sold	4,097
Receivables for Accrued Income	9,925
Receivables for Capital Shares Issued	8,220
Total Assets	27,772,691
Liabilities
Due to Custodian	5,086
Payables for Investment Securities Purchased	175
Collateral for Securities on Loan	37,317
Payables for Capital Shares Redeemed	22,492
Payables to Vanguard	882
Variation Margin Payable—Futures Contracts	41
Unrealized Depreciation—Over-the-Counter Swap Contracts	3,059
Total Liabilities	69,052
Net Assets	27,703,639
1 Includes $34,997,000 of securities on loan.
At December 31, 2024, net assets consisted of:

Paid-in Capital	24,321,458
Total Distributable Earnings (Loss)	3,382,181
Net Assets	27,703,639

Investor Shares—Net Assets
Applicable to 489,977 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	48,915
Net Asset Value Per Share—Investor Shares	$99.83

ETF Shares—Net Assets
Applicable to 59,658,008 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,144,038
Net Asset Value Per Share—ETF Shares	$253.85

Admiral™ Shares—Net Assets
Applicable to 114,491,040 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,510,686
Net Asset Value Per Share—Admiral Shares	$109.27
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Dividends[1]	196,223
Interest[2]	2,567
Securities Lending—Net	333
Total Income	199,123
Expenses
The Vanguard Group—Note B
Investment Advisory Services	456
Management and Administrative—Investor Shares	88
Management and Administrative—ETF Shares	7,748
Management and Administrative—Admiral Shares	7,131
Marketing and Distribution—Investor Shares	2
Marketing and Distribution—ETF Shares	561
Marketing and Distribution—Admiral Shares	567
Custodian Fees	126
Auditing Fees	34
Shareholders’ Reports and Proxy Fees—Investor Shares	1
Shareholders’ Reports and Proxy Fees—ETF Shares	818
Shareholders’ Reports and Proxy Fees—Admiral Shares	290
Trustees’ Fees and Expenses	15
Other Expenses	19
Total Expenses	17,856
Net Investment Income	181,267
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	1,749,380
Futures Contracts	2,966
Swap Contracts	3,522
Realized Net Gain (Loss)	1,755,868
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,878,887
Futures Contracts	(451)
Swap Contracts	(4,081)
Change in Unrealized Appreciation (Depreciation)	1,874,355
Net Increase (Decrease) in Net Assets Resulting from Operations	3,811,490
1	Dividends are net of foreign withholding taxes of $322,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,479,000, $1,000, and $11,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $2,639,918,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	181,267	165,474
Realized Net Gain (Loss)	1,755,868	(357,650)
Change in Unrealized Appreciation (Depreciation)	1,874,355	4,491,764
Net Increase (Decrease) in Net Assets Resulting from Operations	3,811,490	4,299,588
Distributions
Investor Shares	(290)	(311)
ETF Shares	(98,507)	(83,169)
Admiral Shares	(84,925)	(79,306)
Total Distributions	(183,722)	(162,786)
Capital Share Transactions
Investor Shares	(7,728)	(6,325)
ETF Shares	1,384,242	427,802
Admiral Shares	(305,539)	(37,033)
Net Increase (Decrease) from Capital Share Transactions	1,070,975	384,444
Total Increase (Decrease)	4,698,743	4,521,246
Net Assets
Beginning of Period	23,004,896	18,483,650
End of Period	27,703,639	23,004,896
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$86.36	$70.68	$100.07	$83.37	$62.43
Investment Operations
Net Investment Income[1]	.543	.528	.444	.229	.340
Net Realized and Unrealized Gain (Loss) on Investments	13.483	15.674	(29.381)	16.697	20.984
Total from Investment Operations	14.026	16.202	(28.937)	16.926	21.324
Distributions
Dividends from Net Investment Income	(.556)	(.522)	(.453)	(.226)	(.384)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.556)	(.522)	(.453)	(.226)	(.384)
Net Asset Value, End of Period	$99.83	$86.36	$70.68	$100.07	$83.37
Total Return[2]	16.27%	22.99%	-28.93%	20.32%	34.32%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$49	$49	$46	$86	$81
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%[3]	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	0.59%	0.68%	0.57%	0.25%	0.51%
Portfolio Turnover Rate[4]	21%	14%	22%	25%	22%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.19%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$219.60	$179.73	$254.49	$212.00	$158.76
Investment Operations
Net Investment Income[1]	1.691	1.601	1.405	.870	1.074
Net Realized and Unrealized Gain (Loss) on Investments	34.261	39.835	(74.767)	42.479	53.347
Total from Investment Operations	35.952	41.436	(73.362)	43.349	54.421
Distributions
Dividends from Net Investment Income	(1.702)	(1.566)	(1.398)	(.859)	(1.181)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.702)	(1.566)	(1.398)	(.859)	(1.181)
Net Asset Value, End of Period	$253.85	$219.60	$179.73	$254.49	$212.00
Total Return	16.41%	23.14%	-28.84%	20.47%	34.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,144	$11,851	$9,313	$12,798	$10,164
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%[2]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.72%	0.81%	0.72%	0.37%	0.63%
Portfolio Turnover Rate[3]	21%	14%	22%	25%	22%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$94.53	$77.37	$109.55	$91.26	$68.34
Investment Operations
Net Investment Income[1]	.722	.684	.602	.373	.461
Net Realized and Unrealized Gain (Loss) on Investments	14.750	17.150	(32.180)	18.287	22.967
Total from Investment Operations	15.472	17.834	(31.578)	18.660	23.428
Distributions
Dividends from Net Investment Income	(.732)	(.674)	(.602)	(.370)	(.508)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.732)	(.674)	(.602)	(.370)	(.508)
Net Asset Value, End of Period	$109.27	$94.53	$77.37	$109.55	$91.26
Total Return[2]	16.41%	23.14%	-28.84%	20.48%	34.48%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,511	$11,104	$9,124	$12,797	$10,712
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%[3]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.71%	0.81%	0.71%	0.37%	0.63%
Portfolio Turnover Rate[4]	21%	14%	22%	25%	22%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Notes to Financial Statements
Vanguard Mid-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Mid-Cap Growth Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2024, the fund had contributed to Vanguard capital in the amount of $775,000, representing less than 0.01% of the fund’s net assets and 0.31% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Mid-Cap Growth Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	27,676,741	—	—	27,676,741
Temporary Cash Investments	69,173	—	—	69,173
Total	27,745,914	—	—	27,745,914

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(408)	—	—	(408)
Swap Contracts	—	(3,059)	—	(3,059)
Total	(408)	(3,059)	—	(3,467)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	2,639,216
Total Distributable Earnings (Loss)	(2,639,216)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	2,030
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	8,750,968
Capital Loss Carryforwards	(5,370,817)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	3,382,181
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	183,722	162,786
Long-Term Capital Gains	—	—
Total	183,722	162,786
*	Includes short-term capital gains, if any.
As of December 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	18,994,946
Gross Unrealized Appreciation	9,778,550
Gross Unrealized Depreciation	(1,027,582)
Net Unrealized Appreciation (Depreciation)	8,750,968

Mid-Cap Growth Index Fund
E.  During the year ended December 31, 2024, the fund purchased $5,281,025,000 of investment securities and sold $5,419,922,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $5,378,351,000 and $4,143,219,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2024, such purchases were $777,708,000 and sales were $2,406,689,000, resulting in net realized loss of $769,070,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	7,979	86	8,551	109
Issued in Lieu of Cash Distributions	290	3	311	4
Redeemed	(15,997)	(172)	(15,187)	(192)
Net Increase (Decrease)—Investor Shares	(7,728)	(83)	(6,325)	(79)
ETF Shares
Issued	5,430,927	22,367	2,058,259	10,398
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,046,685)	(16,675)	(1,630,457)	(8,250)
Net Increase (Decrease)—ETF Shares	1,384,242	5,692	427,802	2,148
Admiral Shares
Issued	1,715,148	16,941	1,523,152	17,926
Issued in Lieu of Cash Distributions	76,156	732	70,921	822
Redeemed	(2,096,843)	(20,650)	(1,631,106)	(19,219)
Net Increase (Decrease)—Admiral Shares	(305,539)	(2,977)	(37,033)	(471)
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Mid-Cap Value Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (3.9%)
	Newmont Corp.	7,637,230	284,258
	Nucor Corp.	1,575,285	183,852
	International Flavors & Fragrances Inc.	1,712,822	144,819
	LyondellBasell Industries NV Class A	1,744,505	129,564
	International Paper Co.	2,330,511	125,428
	Avery Dennison Corp.	539,204	100,901
	CF Industries Holdings Inc.	1,167,627	99,622
	Steel Dynamics Inc.	485,180	55,345
	Celanese Corp. Class A	367,568	25,439
	Westlake Corp.	130,208	14,928
			1,164,156
Consumer Discretionary (10.8%)
	Delta Air Lines Inc.	4,328,547	261,877
	Electronic Arts Inc.	1,759,308	257,387
	DR Horton Inc.	1,831,358	256,060
*	United Airlines Holdings Inc.	2,205,445	214,149
	Lennar Corp. Class A	1,548,269	211,137
	eBay Inc.	3,213,246	199,061
	PulteGroup Inc.	1,375,744	149,818
	Darden Restaurants Inc.	788,279	147,164
*	Warner Bros Discovery Inc.	13,271,584	140,281
	Southwest Airlines Co.	4,023,503	135,270
	Ford Motor Co.	13,092,511	129,616
	Omnicom Group Inc.	1,308,952	112,622
	Dollar General Corp.	1,473,211	111,699
	Estee Lauder Cos. Inc. Class A	1,487,862	111,560
	Best Buy Co. Inc.	1,296,467	111,237
	Genuine Parts Co.	932,917	108,927
	Garmin Ltd.	515,159	106,257
*	Dollar Tree Inc.	1,370,421	102,699
	News Corp. Class A	3,378,690	93,049
*	Carvana Co. Class A	409,454	83,267
*	NVR Inc.	9,757	79,801
	Fox Corp. Class A	1,515,370	73,617
	Fox Corp. Class B	520,258	23,797
	Lennar Corp. Class B	122,627	16,205
	News Corp. Class B	5,452	166
			3,236,723
Consumer Staples (9.9%)
	Kenvue Inc.	12,861,402	274,591
	Kroger Co.	4,368,171	267,114
	Corteva Inc.	4,644,372	264,543
	Cencora Inc.	1,167,040	262,210
	Sysco Corp.	3,295,595	251,981
	General Mills Inc.	3,724,642	237,520
	Archer-Daniels-Midland Co.	3,210,421	162,190
	Kellanova	1,849,642	149,765
	Kimberly-Clark Corp.	1,118,434	146,560
	Clorox Co.	830,328	134,854
	McCormick & Co. Inc. (Non-Voting)	1,691,943	128,994
	Keurig Dr Pepper Inc.	3,867,947	124,238
	Constellation Brands Inc. Class A	517,638	114,398
	Tyson Foods Inc. Class A	1,917,600	110,147
	Kraft Heinz Co.	2,841,387	87,259
	Hershey Co.	495,622	83,934
	Hormel Foods Corp.	2,023,850	63,488
	Conagra Brands Inc.	1,598,382	44,355
	Brown-Forman Corp. Class B	966,475	36,707
	Campbell's Co.	647,888	27,134

Mid-Cap Value Index Fund
		Shares	Market Value• ($000)
	Brown-Forman Corp. Class A	143,110	5,394
			2,977,376
Energy (5.6%)
	ONEOK Inc.	3,918,518	393,419
	Cheniere Energy Inc.	1,429,771	307,215
	Baker Hughes Co. Class A	6,637,348	272,264
	Williams Cos. Inc.	4,088,097	221,248
	Kinder Morgan Inc.	6,333,301	173,533
	Valero Energy Corp.	1,061,890	130,177
	Occidental Petroleum Corp.	2,204,143	108,907
	Halliburton Co.	2,653,048	72,136
			1,678,899
Financials (17.7%)
	Arthur J Gallagher & Co.	1,675,329	475,542
	Ameriprise Financial Inc.	650,700	346,452
	Allstate Corp.	1,776,248	342,443
	Discover Financial Services	1,684,160	291,747
	Prudential Financial Inc.	2,387,947	283,043
	Nasdaq Inc.	3,084,219	238,441
	Arch Capital Group Ltd.	2,397,535	221,412
	Hartford Financial Services Group Inc.	1,944,350	212,712
	Willis Towers Watson plc	675,704	211,657
	M&T Bank Corp.	1,112,870	209,231
	Raymond James Financial Inc.	1,231,766	191,330
	Fifth Third Bancorp	4,498,239	190,186
	State Street Corp.	1,868,208	183,365
	T. Rowe Price Group Inc.	1,490,402	168,550
	Huntington Bancshares Inc.	9,745,994	158,567
	American International Group Inc.	2,092,526	152,336
	Cincinnati Financial Corp.	1,048,439	150,661
	Regions Financial Corp.	6,097,262	143,408
	Cboe Global Markets Inc.	702,254	137,220
	Northern Trust Corp.	1,263,152	129,473
	Citizens Financial Group Inc.	2,808,764	122,911
	Principal Financial Group Inc.	1,534,789	118,808
	KeyCorp	6,650,764	113,994
	W R Berkley Corp.	1,917,111	112,189
	Loews Corp.	1,241,740	105,163
	Everest Group Ltd.	288,338	104,511
	Fidelity National Financial Inc.	1,743,942	97,905
*	Markel Group Inc.	40,987	70,753
	Corebridge Financial Inc.	1,717,563	51,407
			5,335,417
Health Care (6.0%)
	GE HealthCare Technologies Inc.	3,065,371	239,651
*	Centene Corp.	3,382,086	204,887
	Cardinal Health Inc.	1,623,628	192,026
*	Biogen Inc.	976,169	149,276
	Zimmer Biomet Holdings Inc.	1,333,618	140,870
	Labcorp Holdings Inc.	561,298	128,717
	Quest Diagnostics Inc.	749,094	113,008
*	Hologic Inc.	1,523,410	109,823
	Humana Inc.	403,936	102,482
	Viatris Inc.	8,011,308	99,741
	Baxter International Inc.	3,420,409	99,739
	STERIS plc	331,352	68,113
	Royalty Pharma plc Class A	2,529,958	64,539
*	Avantor Inc.	2,171,945	45,763
	Revvity Inc.	407,574	45,489
			1,804,124
Industrials (18.8%)
	Carrier Global Corp.	5,717,534	390,279
	PACCAR Inc.	3,517,033	365,842
	Cummins Inc.	920,172	320,772
	United Rentals Inc.	440,171	310,074
	Fidelity National Information Services Inc.	3,611,320	291,686
	L3Harris Technologies Inc.	1,272,371	267,554
	Otis Worldwide Corp.	2,679,763	248,173

Mid-Cap Value Index Fund
		Shares	Market Value• ($000)
	Ferguson Enterprises Inc.	1,346,589	233,727
	Westinghouse Air Brake Technologies Corp.	1,152,959	218,589
	DuPont de Nemours Inc.	2,524,546	192,497
	Global Payments Inc.	1,707,341	191,325
	Dow Inc.	4,689,821	188,202
*	Keysight Technologies Inc.	1,164,269	187,016
	PPG Industries Inc.	1,554,175	185,646
	Johnson Controls International plc	2,220,786	175,287
	Fortive Corp.	2,327,725	174,579
	Dover Corp.	920,334	172,655
	Synchrony Financial	2,611,555	169,751
	Packaging Corp. of America	602,443	135,628
*	Zebra Technologies Corp. Class A	346,015	133,638
	Ingersoll Rand Inc.	1,351,632	122,269
	Snap-on Inc.	352,269	119,588
	Jacobs Solutions Inc.	831,665	111,127
	Ball Corp.	2,002,371	110,391
	Rockwell Automation Inc.	378,710	108,232
	Masco Corp.	1,447,230	105,025
	Expeditors International of Washington Inc.	939,195	104,035
	Textron Inc.	1,244,601	95,199
	Hubbell Inc. Class B	179,977	75,391
	TransUnion	653,736	60,608
*	Trimble Inc.	819,114	57,879
	Stanley Black & Decker Inc.	516,276	41,452
			5,664,116
Real Estate (8.4%)
	Digital Realty Trust Inc.	2,225,097	394,577
*	CBRE Group Inc. Class A	2,052,773	269,509
	AvalonBay Communities Inc.	954,154	209,885
	Iron Mountain Inc.	1,968,393	206,898
	VICI Properties Inc. Class A	6,998,174	204,417
	Simon Property Group Inc.	1,039,591	179,028
	Equity Residential	2,418,029	173,518
	Ventas Inc.	2,813,538	165,689
	Weyerhaeuser Co.	4,875,362	137,241
	Crown Castle Inc.	1,458,317	132,357
	Essex Property Trust Inc.	431,125	123,060
	Mid-America Apartment Communities Inc.	784,068	121,193
	Alexandria Real Estate Equities Inc.	1,170,722	114,204
	Healthpeak Properties Inc.	2,347,505	47,584
	WP Carey Inc.	732,900	39,928
			2,519,088
Technology (7.4%)
	Cognizant Technology Solutions Corp. Class A	3,326,139	255,780
	Corning Inc.	5,169,186	245,640
	HP Inc.	6,464,825	210,947
	Microchip Technology Inc.	3,602,968	206,630
	Hewlett Packard Enterprise Co.	8,711,716	185,995
	NetApp Inc.	1,363,714	158,300
	CDW Corp.	894,079	155,605
	TE Connectivity plc	1,003,593	143,484
*	Western Digital Corp.	2,319,155	138,291
*	Zoom Communications Inc. Class A	1,582,369	129,137
	SS&C Technologies Holdings Inc.	1,412,569	107,044
*	Akamai Technologies Inc.	1,007,883	96,404
	Gen Digital Inc.	3,513,317	96,195
	Leidos Holdings Inc.	447,576	64,478
	Skyworks Solutions Inc.	535,595	47,497
			2,241,427
Utilities (11.3%)
	PG&E Corp.	14,295,571	288,485
	Public Service Enterprise Group Inc.	3,341,637	282,335
	Xcel Energy Inc.	3,852,097	260,094
	Exelon Corp.	6,741,317	253,743
	Entergy Corp.	2,876,094	218,065
	Consolidated Edison Inc.	2,324,165	207,385
	Edison International	2,597,041	207,348

Mid-Cap Value Index Fund
	Shares	Market Value• ($000)
WEC Energy Group Inc.	2,122,226	199,574
American Water Works Co. Inc.	1,307,642	162,788
Ameren Corp.	1,787,523	159,340
PPL Corp.	4,702,782	152,652
DTE Energy Co.	1,249,425	150,868
FirstEnergy Corp.	3,673,278	146,123
Eversource Energy	2,458,380	141,185
CenterPoint Energy Inc.	4,371,769	138,716
CMS Energy Corp.	2,004,354	133,590
Dominion Energy Inc.	1,997,521	107,587
Alliant Energy Corp.	1,721,330	101,800
NiSource Inc.	1,563,677	57,481
Evergy Inc.	732,320	45,074
		3,414,233
Total Common Stocks (Cost $21,572,280)		30,035,559
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1] Vanguard Market Liquidity Fund, 4.466% (Cost $61,900)	619,088	61,909
Total Investments (100.0%) (Cost $21,634,180)		30,097,468
Other Assets and Liabilities—Net (0.0%)		6,623
Net Assets (100%)		30,104,091
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2025	19	5,639	(52)
E-mini S&P Mid-Cap 400 Index	March 2025	46	14,475	(42)
				(94)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Dominion Energy Inc.	1/31/25	CITNA	48,175	(4.476)	—	(3,636)
Warner Bros Discovery Inc.	1/31/25	CITNA	16,139	(4.483)	80	—
					80	(3,636)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
CITNA—Citibank, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $21,572,280)	30,035,559
Affiliated Issuers (Cost $61,900)	61,909
Total Investments in Securities	30,097,468
Investment in Vanguard	863
Cash Collateral Pledged—Futures Contracts	2,520
Cash Collateral Pledged—Over-the-Counter Swap Contracts	3,580
Receivables for Accrued Income	51,399
Receivables for Capital Shares Issued	8,280
Variation Margin Receivable—Futures Contracts	19
Unrealized Appreciation—Over-the-Counter Swap Contracts	80
Total Assets	30,164,209
Liabilities
Payables for Investment Securities Purchased	195
Payables for Capital Shares Redeemed	55,355
Payables to Vanguard	932
Unrealized Depreciation—Over-the-Counter Swap Contracts	3,636
Total Liabilities	60,118
Net Assets	30,104,091
At December 31, 2024, net assets consisted of:

Paid-in Capital	26,819,259
Total Distributable Earnings (Loss)	3,284,832
Net Assets	30,104,091

Investor Shares—Net Assets
Applicable to 558,404 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	35,563
Net Asset Value Per Share—Investor Shares	$63.69

ETF Shares—Net Assets
Applicable to 107,421,436 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,374,311
Net Asset Value Per Share—ETF Shares	$161.74

Admiral™ Shares—Net Assets
Applicable to 151,505,412 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,694,217
Net Asset Value Per Share—Admiral Shares	$83.79
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Dividends	638,682
Interest[1]	2,937
Securities Lending—Net	4,770
Total Income	646,389
Expenses
The Vanguard Group—Note B
Investment Advisory Services	532
Management and Administrative—Investor Shares	66
Management and Administrative—ETF Shares	9,220
Management and Administrative—Admiral Shares	7,542
Marketing and Distribution—Investor Shares	2
Marketing and Distribution—ETF Shares	780
Marketing and Distribution—Admiral Shares	620
Custodian Fees	64
Auditing Fees	36
Shareholders’ Reports and Proxy Fees—Investor Shares	1
Shareholders’ Reports and Proxy Fees—ETF Shares	1,384
Shareholders’ Reports and Proxy Fees—Admiral Shares	314
Trustees’ Fees and Expenses	17
Other Expenses	19
Total Expenses	20,597
Net Investment Income	625,792
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	1,336,443
Futures Contracts	5,133
Swap Contracts	10,964
Realized Net Gain (Loss)	1,352,540
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,800,373
Futures Contracts	51
Swap Contracts	(3,488)
Change in Unrealized Appreciation (Depreciation)	1,796,936
Net Increase (Decrease) in Net Assets Resulting from Operations	3,775,268
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,832,000, $12,000, and ($7,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $1,413,897,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	625,792	655,158
Realized Net Gain (Loss)	1,352,540	587,717
Change in Unrealized Appreciation (Depreciation)	1,796,936	1,331,916
Net Increase (Decrease) in Net Assets Resulting from Operations	3,775,268	2,574,791
Distributions
Investor Shares	(750)	(921)
ETF Shares	(364,511)	(379,681)
Admiral Shares	(270,426)	(277,948)
Total Distributions	(635,687)	(658,550)
Capital Share Transactions
Investor Shares	(7,884)	(7,800)
ETF Shares	(735,067)	(785,146)
Admiral Shares	(624,173)	(570,787)
Net Increase (Decrease) from Capital Share Transactions	(1,367,124)	(1,363,733)
Total Increase (Decrease)	1,772,457	552,508
Net Assets
Beginning of Period	28,331,634	27,779,126
End of Period	30,104,091	28,331,634
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$57.07	$53.27	$59.16	$46.83	$46.96
Investment Operations
Net Investment Income[1]	1.226	1.202	1.129	1.006	1.048[2]
Net Realized and Unrealized Gain (Loss) on Investments	6.664	3.830	(5.876)	12.311	(.122)
Total from Investment Operations	7.890	5.032	(4.747)	13.317	.926
Distributions
Dividends from Net Investment Income	(1.270)	(1.232)	(1.143)	(.987)	(1.056)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.270)	(1.232)	(1.143)	(.987)	(1.056)
Net Asset Value, End of Period	$63.69	$57.07	$53.27	$59.16	$46.83
Total Return[3]	13.89%	9.62%	-8.00%	28.59%	2.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$36	$39	$45	$57	$43
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%[4]	0.19%[4]	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.99%	2.24%	2.05%	1.83%	2.58%[2]
Portfolio Turnover Rate[5]	19%	22%	18%	17%	39%
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.142 and 0.35%, respectively, resulting from a special dividend from NortonLifeLock Inc. in February 2020.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.19%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$144.93	$135.28	$150.26	$118.93	$119.27
Investment Operations
Net Investment Income[1]	3.339	3.249	3.091	2.744	2.781[2]
Net Realized and Unrealized Gain (Loss) on Investments	16.887	9.695	(14.996)	31.258	(.310)
Total from Investment Operations	20.226	12.944	(11.905)	34.002	2.471
Distributions
Dividends from Net Investment Income	(3.416)	(3.294)	(3.075)	(2.672)	(2.811)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.416)	(3.294)	(3.075)	(2.672)	(2.811)
Net Asset Value, End of Period	$161.74	$144.93	$135.28	$150.26	$118.93
Total Return	14.03%	9.77%	-7.88%	28.74%	2.50%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,374	$16,320	$15,995	$16,086	$11,061
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[3]	0.07%[3]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.13%	2.38%	2.22%	1.96%	2.69%[2]
Portfolio Turnover Rate[4]	19%	22%	18%	17%	39%
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.362 and 0.35%, respectively, resulting from a special dividend from
NortonLifeLock Inc. in February 2020.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$75.08	$70.08	$77.84	$61.61	$61.79
Investment Operations
Net Investment Income[1]	1.727	1.677	1.586	1.413	1.438[2]
Net Realized and Unrealized Gain (Loss) on Investments	8.753	5.030	(7.753)	16.201	(.162)
Total from Investment Operations	10.480	6.707	(6.167)	17.614	1.276
Distributions
Dividends from Net Investment Income	(1.770)	(1.707)	(1.593)	(1.384)	(1.456)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.770)	(1.707)	(1.593)	(1.384)	(1.456)
Net Asset Value, End of Period	$83.79	$75.08	$70.08	$77.84	$61.61
Total Return[3]	14.03%	9.76%	-7.90%	28.76%	2.54%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,694	$11,972	$11,740	$13,218	$10,092
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[4]	0.07%[4]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.13%	2.37%	2.19%	1.95%	2.69%[2]
Portfolio Turnover Rate[5]	19%	22%	18%	17%	39%
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.187 and 0.35%, respectively, resulting from a special dividend from NortonLifeLock Inc. in February 2020.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Notes to Financial Statements
Vanguard Mid-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Mid-Cap Value Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2024, the fund had contributed to Vanguard capital in the amount of $863,000, representing less than 0.01% of the fund’s net assets and 0.35% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Mid-Cap Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	30,035,559	—	—	30,035,559
Temporary Cash Investments	61,909	—	—	61,909
Total	30,097,468	—	—	30,097,468

Derivative Financial Instruments
Assets
Swap Contracts	—	80	—	80
Liabilities
Futures Contracts[1]	(94)	—	—	(94)
Swap Contracts	—	(3,636)	—	(3,636)
Total	(94)	(3,636)	—	(3,730)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, passive foreign investment companies, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	1,413,796
Total Distributable Earnings (Loss)	(1,413,796)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	3,776
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	8,442,099
Capital Loss Carryforwards	(5,161,043)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	3,284,832
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	635,687	658,550
Long-Term Capital Gains	—	—
Total	635,687	658,550
*	Includes short-term capital gains, if any.

Mid-Cap Value Index Fund
As of December 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	21,655,369
Gross Unrealized Appreciation	9,305,041
Gross Unrealized Depreciation	(862,942)
Net Unrealized Appreciation (Depreciation)	8,442,099
E.  During the year ended December 31, 2024, the fund purchased $5,584,159,000 of investment securities and sold $6,032,864,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $2,714,901,000 and $3,600,797,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2024, such purchases were $1,008,658,000 and sales were $1,579,727,000, resulting in net realized loss of $203,288,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	4,148	67	4,382	82
Issued in Lieu of Cash Distributions	750	12	921	17
Redeemed	(12,782)	(210)	(13,103)	(245)
Net Increase (Decrease)—Investor Shares	(7,884)	(131)	(7,800)	(146)
ETF Shares
Issued	2,878,760	18,535	3,747,400	27,552
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,613,827)	(23,725)	(4,532,546)	(33,175)
Net Increase (Decrease)—ETF Shares	(735,067)	(5,190)	(785,146)	(5,623)
Admiral Shares
Issued	1,652,569	20,386	1,601,367	22,657
Issued in Lieu of Cash Distributions	243,339	2,973	246,708	3,514
Redeemed	(2,520,081)	(31,315)	(2,418,862)	(34,228)
Net Increase (Decrease)—Admiral Shares	(624,173)	(7,956)	(570,787)	(8,057)
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its

Mid-Cap Value Index Fund
prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund and Vanguard Mid-Cap Value Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund and Vanguard Mid-Cap Value Index Fund (four of the funds constituting Vanguard Index Funds, hereafter collectively referred to as the "Funds") as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2025
 We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction for corporate shareholders.
Fund	Percentage
Extended Market Index Fund	70.8%
Mid-Cap Index Fund	80.8
Mid-Cap Growth Index Fund	80.1
Mid-Cap Value Index Fund	85.1
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for the fiscal year.
Fund	($000)
Extended Market Index Fund	923,528
Mid-Cap Index Fund	2,248,338
Mid-Cap Growth Index Fund	154,926
Mid-Cap Value Index Fund	575,840
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
Extended Market Index Fund	5,755
Mid-Cap Index Fund	13,152
Mid-Cap Growth Index Fund	1,311
Mid-Cap Value Index Fund	1,597
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified business income under section 199A for the fiscal year.
Fund	($000)
Extended Market Index Fund	228,305
Mid-Cap Index Fund	294,118
Mid-Cap Growth Index Fund	28,796
Mid-Cap Value Index Fund	54,439

Q980 022025

Financial Statements
For the year ended December 31, 2024
Vanguard Total Stock Market Index Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	70
Tax information	71

Total Stock Market Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (1.4%)
	Linde plc	14,934,091	6,252,456
	Air Products and Chemicals Inc.	6,971,695	2,022,070
	Ecolab Inc.	7,989,328	1,872,059
	Freeport-McMoRan Inc.	45,040,628	1,715,147
	Newmont Corp.	35,689,718	1,328,371
	Fastenal Co.	17,930,726	1,289,399
	Nucor Corp.	7,355,024	858,405
	International Flavors & Fragrances Inc.	8,007,923	677,070
	LyondellBasell Industries NV Class A	8,153,592	605,567
	International Paper Co.	10,921,125	587,775
	Steel Dynamics Inc.	4,542,056	518,112
	Avery Dennison Corp.	2,529,376	473,322
	CF Industries Holdings Inc.	5,456,674	465,563
	Reliance Inc.	1,696,692	456,851
	Eastman Chemical Co.	3,635,421	331,987
	Albemarle Corp.	3,694,146	317,992
	Alcoa Corp.	8,125,043	306,964
*	RBC Bearings Inc.	985,687	294,858
	Mueller Industries Inc.	3,544,725	281,309
	Royal Gold Inc.	2,070,410	272,984
	Carpenter Technology Corp.	1,480,466	251,250
	Mosaic Co.	9,966,702	244,982
	Celanese Corp. Class A	3,441,947	238,217
	United States Steel Corp.	6,364,697	216,336
	UFP Industries Inc.	1,784,854	201,064
	FMC Corp.	3,923,764	190,734
	Commercial Metals Co.	3,539,217	175,545
	Element Solutions Inc.	6,873,409	174,791
	Balchem Corp.	1,015,081	165,453
*	Arcadium Lithium plc	31,947,149	163,889
	Hexcel Corp.	2,514,912	157,685
	Cabot Corp.	1,689,125	154,234
*	Cleveland-Cliffs Inc.	15,569,523	146,354
	Timken Co.	1,982,239	141,472
	Westlake Corp.	1,215,438	139,350
	Olin Corp.	3,674,406	124,195
	NewMarket Corp.	225,724	119,261
	Avient Corp.	2,854,870	116,650
	Ashland Inc.	1,453,675	103,880
	Sensient Technologies Corp.	1,306,720	93,117
	Huntsman Corp.	5,140,696	92,687
	Hecla Mining Co.	18,805,425	92,335
	Scotts Miracle-Gro Co.	1,342,985	89,094
*	Uranium Energy Corp.	13,197,039	88,288
	Sylvamo Corp.	1,103,233	87,177
	Innospec Inc.	782,549	86,127
	Chemours Co.	4,679,896	79,090
	Minerals Technologies Inc.	1,016,372	77,458
	Hawkins Inc.	583,416	71,568
	Materion Corp.	645,120	63,789
*	Coeur Mining Inc.	11,123,844	63,628
	Quaker Chemical Corp.	422,942	59,533
*,1	MP Materials Corp.	3,651,150	56,958
*	Perimeter Solutions Inc.	4,441,400	56,761
*	Ingevity Corp.	1,126,834	45,918
	Stepan Co.	664,054	42,964
	Worthington Steel Inc.	1,189,632	37,854
	Tronox Holdings plc	3,676,403	37,021
	Kaiser Aluminum Corp.	479,849	33,719
*,1	Energy Fuels Inc.	5,975,181	30,653
1

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Century Aluminum Co.	1,591,875	29,004
*	Ecovyst Inc.	3,299,116	25,205
	AdvanSix Inc.	798,731	22,756
	Koppers Holdings Inc.	613,538	19,879
*	Magnera Corp.	1,069,451	19,432
*	Metallus Inc.	1,305,070	18,441
*,1	Ivanhoe Electric Inc.	2,370,692	17,899
	Mativ Holdings Inc.	1,624,405	17,706
*	Rayonier Advanced Materials Inc.	2,027,677	16,728
[1]	Ryerson Holding Corp.	868,247	16,071
*	Clearwater Paper Corp.	500,842	14,910
	Compass Minerals International Inc.	1,300,950	14,636
*	Northwest Pipe Co.	298,954	14,428
*,1	GrafTech International Ltd.	7,143,691	12,359
*	LSB Industries Inc.	1,593,849	12,097
	Radius Recycling Inc.	788,603	12,003
*,1	Ur-Energy Inc.	10,410,553	11,972
*	Universal Stainless & Alloy Products Inc.	256,344	11,287
	Olympic Steel Inc.	316,854	10,396
	Omega Flex Inc.	217,420	9,125
*	Intrepid Potash Inc.	352,625	7,730
*,1	ASP Isotopes Inc.	1,619,043	7,334
*	Tredegar Corp.	806,119	6,191
*,1	LanzaTech Global Inc.	4,315,514	5,912
*,1	Piedmont Lithium Inc.	548,730	4,796
*,1	American Battery Technology Co.	1,937,239	4,766
*	NN Inc.	1,417,702	4,636
*	Dakota Gold Corp.	2,051,704	4,514
*,1	United States Antimony Corp.	2,524,776	4,469
	FutureFuel Corp.	827,344	4,377
*	Origin Materials Inc.	3,376,460	4,322
[1]	Northern Technologies International Corp.	303,498	4,094
	American Vanguard Corp.	816,830	3,782
*	Alto Ingredients Inc.	2,286,976	3,568
*	Idaho Strategic Resources Inc.	321,800	3,279
*	Perma-Pipe International Holdings Inc.	215,853	3,227
	Friedman Industries Inc.	206,582	3,159
*	Ascent Industries Co.	270,803	3,028
*	Unifi Inc.	483,220	3,020
*,1	Contango ORE Inc.	234,189	2,347
*	Culp Inc.	342,414	2,010
*	Comstock Inc.	2,438,131	1,952
*,1	NioCorp Developments Ltd.	936,050	1,451
*	US Gold Corp.	228,628	1,401
*,1	Hycroft Mining Holding Corp. Class A	538,471	1,190
*	Westwater Resources Inc.	1,414,240	1,002
	Flexible Solutions International Inc.	277,169	1,001
*,1	Ampco-Pittsburgh Corp.	436,953	913
*,1	Gold Resource Corp.	3,723,545	857
	United-Guardian Inc.	79,196	764
*,1	CPS Technologies Corp.	412,694	664
	Chicago Rivet & Machine Co.	28,369	449
*,1	Paramount Gold Nevada Corp.	1,223,263	418
*	5E Advanced Materials Inc.	244,413	156
*	TechPrecision Corp.	38,935	144
			25,968,599
Consumer Discretionary (15.1%)
*	Amazon.com Inc.	296,667,928	65,085,977
*	Tesla Inc.	85,535,999	34,542,858
	Costco Wholesale Corp.	13,888,809	12,725,899
	Walmart Inc.	138,594,329	12,521,998
	Home Depot Inc.	31,142,048	12,113,945
*	Netflix Inc.	13,399,576	11,943,310
	McDonald's Corp.	22,470,615	6,514,007
	Walt Disney Co.	56,731,246	6,317,024
	Booking Holdings Inc.	1,037,392	5,154,199
	Lowe's Cos. Inc.	17,697,277	4,367,688
	TJX Cos. Inc.	35,350,704	4,270,719
*	Uber Technologies Inc.	62,700,435	3,782,090
2

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Starbucks Corp.	35,541,947	3,243,203
	NIKE Inc. Class B	37,297,144	2,822,275
*	Chipotle Mexican Grill Inc. Class A	42,699,717	2,574,793
*	O'Reilly Automotive Inc.	1,809,060	2,145,183
	Marriott International Inc. Class A	6,972,389	1,944,878
	Target Corp.	14,372,319	1,942,850
	Hilton Worldwide Holdings Inc.	7,636,385	1,887,409
	General Motors Co.	34,445,930	1,834,935
	Royal Caribbean Cruises Ltd.	7,582,901	1,749,299
*	AutoZone Inc.	529,813	1,696,461
*	Trade Desk Inc. Class A	14,092,391	1,656,279
*	Airbnb Inc. Class A	12,414,270	1,631,359
	Ross Stores Inc.	10,400,212	1,573,240
*	Copart Inc.	27,182,440	1,560,000
*	Lululemon Athletica Inc.	3,502,679	1,339,459
	Delta Air Lines Inc.	20,231,035	1,223,978
	Ford Motor Co.	122,376,556	1,211,528
	Electronic Arts Inc.	8,212,152	1,201,438
	DR Horton Inc.	8,555,005	1,196,161
	Yum! Brands Inc.	8,750,498	1,173,967
*	United Airlines Holdings Inc.	10,301,883	1,000,313
*	ROBLOX Corp. Class A	17,153,275	992,488
	Garmin Ltd.	4,811,278	992,374
*	Deckers Outdoor Corp.	4,758,219	966,347
*	Take-Two Interactive Software Inc.	5,224,342	961,697
	eBay Inc.	15,001,338	929,333
	Lennar Corp. Class A	6,737,853	918,841
	Tractor Supply Co.	16,750,988	888,807
*	Carvana Co. Class A	3,827,350	778,330
*	Carnival Corp.	30,764,358	766,648
*	NVR Inc.	90,766	742,366
*	Warner Bros Discovery Inc.	69,125,265	730,654
*	Expedia Group Inc.	3,857,096	718,693
	Williams-Sonoma Inc.	3,868,301	716,332
	PulteGroup Inc.	6,416,209	698,725
	Darden Restaurants Inc.	3,682,226	687,435
*	Live Nation Entertainment Inc.	5,094,474	659,734
*	Ulta Beauty Inc.	1,478,390	642,996
	Southwest Airlines Co.	18,810,308	632,403
*	Liberty Media Corp.-Liberty Formula One Class C	6,549,493	606,876
*	Burlington Stores Inc.	1,992,131	567,877
*	DraftKings Inc. Class A	14,532,081	540,593
	Las Vegas Sands Corp.	10,227,029	525,260
	Omnicom Group Inc.	6,099,642	524,813
	RB Global Inc.	5,795,808	522,840
	Estee Lauder Cos. Inc. Class A	6,963,215	522,102
	Dollar General Corp.	6,885,189	522,035
	Best Buy Co. Inc.	6,056,674	519,663
	Genuine Parts Co.	4,348,012	507,674
*	Dollar Tree Inc.	6,433,751	482,145
	Tapestry Inc.	7,318,827	478,139
*	Aptiv plc	7,377,919	446,217
	Domino's Pizza Inc.	1,026,982	431,086
	Rollins Inc.	9,132,881	423,309
	Toll Brothers Inc.	3,157,710	397,714
	Dick's Sporting Goods Inc.	1,731,094	396,144
*	GameStop Corp. Class A	12,600,504	394,900
*	CarMax Inc.	4,828,671	394,792
	News Corp. Class A	14,009,918	385,833
	Pool Corp.	1,129,012	384,925
	Texas Roadhouse Inc. Class A	2,095,321	378,059
*	BJ's Wholesale Club Holdings Inc.	4,116,573	367,816
*	Duolingo Inc. Class A	1,124,792	364,691
*	American Airlines Group Inc.	20,593,567	358,946
*	Norwegian Cruise Line Holdings Ltd.	13,852,594	356,427
	Service Corp. International	4,296,411	342,940
	Interpublic Group of Cos. Inc.	11,664,105	326,828
*,1	Rivian Automotive Inc. Class A	23,986,558	319,021
*	Floor & Decor Holdings Inc. Class A	3,191,992	318,242
	Aramark	8,250,289	307,818
3

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	TKO Group Holdings Inc. Class A	2,162,147	307,263
*	Cava Group Inc.	2,694,575	303,948
	Fox Corp. Class A	6,224,083	302,366
	Murphy USA Inc.	600,905	301,504
	LKQ Corp.	8,116,997	298,300
	Lithia Motors Inc. Class A	829,500	296,488
	Tempur Sealy International Inc.	5,198,616	294,710
*	Skechers USA Inc. Class A	4,154,321	279,337
	Churchill Downs Inc.	2,082,681	278,121
	Ralph Lauren Corp. Class A	1,194,972	276,015
	VF Corp.	12,262,330	263,150
	Bath & Body Works Inc.	6,768,030	262,397
	Wingstop Inc.	921,516	261,895
*	Planet Fitness Inc. Class A	2,631,500	260,176
*	Alaska Air Group Inc.	4,016,293	260,055
	New York Times Co. Class A	4,875,514	253,771
	Wyndham Hotels & Resorts Inc.	2,427,529	244,671
*	Light & Wonder Inc.	2,783,511	240,440
*	Abercrombie & Fitch Co. Class A	1,604,145	239,772
	Wynn Resorts Ltd.	2,762,193	237,991
	Hasbro Inc.	4,163,645	232,789
*	MGM Resorts International	6,583,840	228,130
	H&R Block Inc.	4,284,039	226,369
*	elf Beauty Inc.	1,772,805	222,576
	Vail Resorts Inc.	1,182,310	221,624
	BorgWarner Inc.	6,861,041	218,112
*	Ollie's Bargain Outlet Holdings Inc.	1,926,912	211,440
*	Caesars Entertainment Inc.	6,322,151	211,286
	Gentex Corp.	7,049,991	202,546
*	Bright Horizons Family Solutions Inc.	1,823,625	202,149
	Whirlpool Corp.	1,719,968	196,902
	U-Haul Holding Co. (XNYS)	3,069,439	196,598
	Hyatt Hotels Corp. Class A	1,249,772	196,189
*	Crocs Inc.	1,731,101	189,607
*	Mattel Inc.	10,606,567	188,054
*	Taylor Morrison Home Corp. Class A	3,061,340	187,385
*	SiteOne Landscape Supply Inc.	1,421,767	187,346
	PVH Corp.	1,728,156	182,752
*	RH	460,658	181,310
	Gap Inc.	7,643,894	180,625
[1]	Paramount Global Class B	17,150,397	179,393
*	Dutch Bros Inc. Class A	3,413,526	178,800
*	Etsy Inc.	3,349,427	177,151
	Meritage Homes Corp.	1,137,964	175,042
*	Brinker International Inc.	1,323,050	175,026
*	Five Below Inc.	1,648,453	173,022
*	AutoNation Inc.	995,226	169,029
	Group 1 Automotive Inc.	390,987	164,793
	Lear Corp.	1,712,272	162,152
*	Chewy Inc. Class A	4,774,573	159,900
*	Shake Shack Inc. Class A	1,181,773	153,394
*	Grand Canyon Education Inc.	926,418	151,747
	Fox Corp. Class B	3,308,772	151,343
*	Champion Homes Inc.	1,708,286	150,500
[1]	Endeavor Group Holdings Inc. Class A	4,739,250	148,291
*	Asbury Automotive Group Inc.	607,818	147,718
*	Valvoline Inc.	4,073,424	147,376
[1]	Sirius XM Holdings Inc.	6,427,711	146,552
	Nexstar Media Group Inc. Class A	926,823	146,410
	Kontoor Brands Inc.	1,703,246	145,474
	Thor Industries Inc.	1,517,656	145,255
*	Boot Barn Holdings Inc.	950,882	144,363
	Lennar Corp. Class B	1,090,413	144,098
*	Lyft Inc. Class A	10,935,374	141,066
	Macy's Inc.	8,273,599	140,072
	Boyd Gaming Corp.	1,924,888	139,631
	Six Flags Entertainment Corp.	2,827,053	136,236
*,1	Stride Inc.	1,292,384	134,317
*,1	Wayfair Inc. Class A	2,997,805	132,863
*	Frontdoor Inc.	2,410,977	131,808
4

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Madison Square Garden Sports Corp.	583,960	131,788
	Newell Brands Inc.	13,117,205	130,647
	KB Home	1,953,323	128,372
	Academy Sports & Outdoors Inc.	2,176,633	125,222
	Warner Music Group Corp. Class A	4,001,387	124,043
*	SkyWest Inc.	1,194,564	119,612
[1]	Choice Hotels International Inc.	821,514	116,639
*,1	Lucid Group Inc. Class A	37,629,607	113,641
*	Urban Outfitters Inc.	2,042,584	112,097
*	Cavco Industries Inc.	245,042	109,345
	Signet Jewelers Ltd.	1,331,518	107,467
	Harley-Davidson Inc.	3,550,734	106,984
*	Cinemark Holdings Inc.	3,439,951	106,570
*	Liberty Media Corp.-Liberty Live Class C	1,565,323	106,536
*	M/I Homes Inc.	791,734	105,261
*	Dorman Products Inc.	801,492	103,833
*	Adtalem Global Education Inc.	1,132,970	102,930
	Rush Enterprises Inc. Class A	1,869,302	102,419
*	Victoria's Secret & Co.	2,461,568	101,958
*	Tri Pointe Homes Inc.	2,810,901	101,923
	Travel + Leisure Co.	2,015,575	101,686
*	YETI Holdings Inc.	2,634,425	101,452
*	ACV Auctions Inc. Class A	4,544,653	98,165
	Penske Automotive Group Inc.	634,445	96,715
	Polaris Inc.	1,669,079	96,172
*	Sweetgreen Inc. Class A	2,981,779	95,596
*	Peloton Interactive Inc. Class A	10,983,654	95,558
*	Penn Entertainment Inc.	4,742,832	94,003
	American Eagle Outfitters Inc.	5,544,458	92,426
	TEGNA Inc.	4,959,734	90,714
	Marriott Vacations Worldwide Corp.	993,355	89,203
	Steven Madden Ltd.	2,094,749	89,069
	Advance Auto Parts Inc.	1,859,279	87,925
	Wendy's Co.	5,358,562	87,345
*	Hanesbrands Inc.	10,344,137	84,201
*	Hilton Grand Vacations Inc.	2,132,008	83,042
	Columbia Sportswear Co.	982,596	82,469
	Graham Holdings Co. Class B	94,088	82,037
	Nordstrom Inc.	3,365,319	81,272
	LCI Industries	761,866	78,769
*	Visteon Corp.	870,039	77,190
*	Coty Inc. Class A	10,940,229	76,144
*	Capri Holdings Ltd.	3,520,000	74,131
*	Goodyear Tire & Rubber Co.	8,181,264	73,631
	Red Rock Resorts Inc. Class A	1,577,333	72,936
	Interparfums Inc.	552,771	72,695
*	JetBlue Airways Corp.	9,214,632	72,427
	PriceSmart Inc.	772,826	71,231
	HNI Corp.	1,381,560	69,589
*	Laureate Education Inc.	3,767,344	68,905
	Strategic Education Inc.	736,932	68,844
*	OPENLANE Inc.	3,438,987	68,230
*	Liberty Media Corp.-Liberty Formula One Class A	807,324	67,848
	Cheesecake Factory Inc.	1,407,907	66,791
*	Foot Locker Inc.	2,967,054	64,563
[1]	Century Communities Inc.	860,374	63,117
	Acushnet Holdings Corp.	873,857	62,114
	Phinia Inc.	1,211,690	58,367
	Carter's Inc.	1,071,833	58,083
	La-Z-Boy Inc.	1,327,734	57,849
*	Sonos Inc.	3,814,696	57,373
	John Wiley & Sons Inc. Class A	1,290,418	56,404
*	LGI Homes Inc.	629,781	56,302
*,1	QuantumScape Corp. Class A	10,672,036	55,388
*	Green Brick Partners Inc.	966,217	54,582
	PROG Holdings Inc.	1,273,258	53,808
*	Knowles Corp.	2,665,956	53,133
*	Central Garden & Pet Co. Class A	1,603,267	52,988
	Wolverine World Wide Inc.	2,369,759	52,609
*	TripAdvisor Inc.	3,467,075	51,209
5

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Perdoceo Education Corp.	1,923,477	50,914
	Levi Strauss & Co. Class A	2,929,068	50,673
*	Life Time Group Holdings Inc.	2,277,881	50,387
[1]	Dillard's Inc. Class A	115,586	49,903
	MillerKnoll Inc.	2,188,843	49,446
*	Atlanta Braves Holdings Inc. Class C	1,289,578	49,339
	News Corp. Class B	1,590,467	48,398
	Buckle Inc.	936,181	47,567
*	United Parks & Resorts Inc.	840,132	47,207
	Dana Inc.	4,081,500	47,182
*	AMC Entertainment Holdings Inc. Class A	11,701,469	46,572
	Allegiant Travel Co.	489,496	46,071
[1]	Kohl's Corp.	3,279,671	46,047
	Upbound Group Inc.	1,568,331	45,748
*	Helen of Troy Ltd.	718,032	42,960
	Interface Inc. Class A	1,752,592	42,676
	Winnebago Industries Inc.	878,909	41,994
	Papa John's International Inc.	1,018,193	41,817
*	Sabre Corp.	11,335,221	41,374
*	Avis Budget Group Inc.	511,388	41,223
*	Under Armour Inc. Class C	5,508,420	41,093
*	Revolve Group Inc. Class A	1,183,174	39,624
*	G-III Apparel Group Ltd.	1,210,622	39,490
*	Fox Factory Holding Corp.	1,295,622	39,218
*	Liberty Media Corp.-Liberty Live Class A	588,910	39,198
*	Gentherm Inc.	976,775	38,998
	Leggett & Platt Inc.	4,003,535	38,434
*	QuinStreet Inc.	1,664,151	38,392
*	Under Armour Inc. Class A	4,601,972	38,104
*	Madison Square Garden Entertainment Corp. Class A	1,068,908	38,053
	Camping World Holdings Inc. Class A	1,792,536	37,787
	Worthington Enterprises Inc.	940,444	37,721
[1]	Cracker Barrel Old Country Store Inc.	698,800	36,939
	Oxford Industries Inc.	468,733	36,927
*	Universal Technical Institute Inc.	1,418,462	36,469
	Winmark Corp.	91,524	35,975
*	Sphere Entertainment Co.	873,283	35,211
*	Rush Street Interactive Inc.	2,521,644	34,597
*	Everi Holdings Inc.	2,532,760	34,218
*	Cars.com Inc.	1,974,034	34,210
*	Topgolf Callaway Brands Corp.	4,338,840	34,103
*	Sally Beauty Holdings Inc.	3,230,597	33,760
*	Arlo Technologies Inc.	2,954,239	33,058
	Steelcase Inc. Class A	2,745,852	32,456
	Monarch Casino & Resort Inc.	409,409	32,302
*	Revelyst Inc.	1,634,375	31,429
*	Integral Ad Science Holding Corp.	3,001,473	31,335
*	Coursera Inc.	3,462,761	29,433
*,1	Dave & Buster's Entertainment Inc.	996,101	29,076
*	Driven Brands Holdings Inc.	1,783,406	28,784
*	Global Business Travel Group I	3,070,801	28,497
	Bloomin' Brands Inc.	2,302,696	28,116
*,1	RealReal Inc.	2,549,404	27,865
*	XPEL Inc.	695,981	27,797
*	Lions Gate Entertainment Corp. Class B	3,537,485	26,708
	Krispy Kreme Inc.	2,624,815	26,064
	Sonic Automotive Inc. Class A	410,868	26,028
*	National Vision Holdings Inc.	2,474,993	25,789
*	Beazer Homes USA Inc.	935,418	25,687
*	Viad Corp.	598,320	25,435
*	Figs Inc. Class A	4,104,909	25,409
*	Udemy Inc.	3,076,151	25,317
	Matthews International Corp. Class A	910,212	25,195
[1]	Jack in the Box Inc.	601,976	25,066
	Caleres Inc.	1,070,432	24,791
*	Daily Journal Corp.	43,565	24,744
*	BJ's Restaurants Inc.	693,530	24,367
*	Sun Country Airlines Holdings Inc.	1,629,662	23,760
*	First Watch Restaurant Group Inc.	1,239,151	23,061
*	Malibu Boats Inc. Class A	611,155	22,973
6

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Gannett Co. Inc.	4,413,308	22,331
	Monro Inc.	894,649	22,187
*	ODP Corp.	953,589	21,685
	Golden Entertainment Inc.	679,520	21,473
*	Dream Finders Homes Inc. Class A	919,803	21,404
*	Mister Car Wash Inc.	2,918,905	21,279
*	Liquidity Services Inc.	658,871	21,275
*,1	Red Cat Holdings Inc.	1,638,136	21,050
*,1	Lions Gate Entertainment Corp. Class A	2,415,390	20,627
*	American Axle & Manufacturing Holdings Inc.	3,515,734	20,497
	Ethan Allen Interiors Inc.	724,708	20,372
*,1	Frontier Group Holdings Inc.	2,826,175	20,094
	Rush Enterprises Inc. Class B	355,787	19,369
*	Hovnanian Enterprises Inc. Class A	142,633	19,087
*	Thryv Holdings Inc.	1,261,441	18,669
	Shoe Carnival Inc.	559,480	18,508
	Sinclair Inc.	1,145,115	18,482
*	Accel Entertainment Inc. Class A	1,722,810	18,400
	Build-A-Bear Workshop Inc.	399,564	18,396
*	MarineMax Inc.	635,096	18,386
	Sturm Ruger & Co. Inc.	518,103	18,325
	Standard Motor Products Inc.	581,993	18,030
*,1	U-Haul Holding Co.	258,982	17,893
*	Stagwell Inc. Class A	2,651,522	17,447
*,1	Kura Sushi USA Inc. Class A	190,225	17,231
	Carriage Services Inc. Class A	425,057	16,939
*,1	Portillo's Inc. Class A	1,750,444	16,454
	A-Mark Precious Metals Inc.	598,737	16,405
	Marcus Corp.	735,658	15,817
	Arhaus Inc. Class A	1,598,500	15,026
*	Genesco Inc.	348,093	14,881
	RCI Hospitality Holdings Inc.	256,985	14,769
*	Central Garden & Pet Co.	374,540	14,532
*	National CineMedia Inc.	2,136,699	14,188
*	PlayAGS Inc.	1,218,411	14,048
*	Eastman Kodak Co.	2,128,139	13,982
*	Lindblad Expeditions Holdings Inc.	1,178,920	13,982
*,1	Bally's Corp.	767,317	13,727
*,1	Serve Robotics Inc.	1,000,000	13,500
	Scholastic Corp.	630,986	13,459
*	Clear Channel Outdoor Holdings Inc.	9,778,203	13,396
*	Clean Energy Fuels Corp.	5,274,154	13,238
*	Funko Inc. Class A	986,200	13,205
	Smith & Wesson Brands Inc.	1,296,498	13,101
[1]	Guess? Inc.	930,193	13,079
*,1	KinderCare Learning Cos. Inc.	724,877	12,903
	Dine Brands Global Inc.	427,348	12,863
*	Lincoln Educational Services Corp.	789,512	12,490
*	Stitch Fix Inc. Class A	2,819,632	12,153
	Arko Corp.	1,801,796	11,874
*,1	Hertz Global Holdings Inc.	3,226,538	11,809
*	America's Car-Mart Inc.	218,504	11,198
*	Boston Omaha Corp. Class A	742,394	10,527
*,1	Lovesac Co.	439,573	10,400
*	Sleep Number Corp.	666,153	10,152
*	MasterCraft Boat Holdings Inc.	521,750	9,950
*	Zumiez Inc.	510,789	9,792
*,1	SES AI Corp.	4,455,799	9,758
*	Outbrain Inc.	1,346,128	9,665
*,1	Xponential Fitness Inc. Class A	714,517	9,610
	Global Industrial Co.	379,420	9,406
	Haverty Furniture Cos. Inc.	420,411	9,358
	Movado Group Inc.	469,555	9,241
*	El Pollo Loco Holdings Inc.	792,945	9,151
*	AMC Networks Inc. Class A	900,255	8,913
*	Denny's Corp.	1,459,008	8,827
*	Corsair Gaming Inc.	1,313,417	8,682
*	Turtle Beach Corp.	489,919	8,481
*	Petco Health & Wellness Co. Inc. Class A	2,220,832	8,461
[1]	Cricut Inc. Class A	1,465,028	8,351
7

Total Stock Market Index Fund
		Shares	Market Value• ($000)
[1]	Gray Television Inc.	2,574,762	8,111
*	American Public Education Inc.	367,772	7,933
	Weyco Group Inc.	208,993	7,848
*	Potbelly Corp.	832,674	7,844
	Flexsteel Industries Inc.	141,934	7,713
*	Smith Douglas Homes Corp. Class A	297,310	7,623
*	Savers Value Village Inc.	741,537	7,601
*,1	Atlanta Braves Holdings Inc. Class A	183,309	7,479
*,1	Vuzix Corp.	1,888,919	7,442
*	Latham Group Inc.	1,061,196	7,386
*	Legacy Housing Corp.	297,474	7,342
*	American Outdoor Brands Inc.	477,385	7,275
*	Landsea Homes Corp.	855,429	7,263
*,1	Wheels Up Experience Inc.	4,391,687	7,246
	Superior Group of Cos. Inc.	436,143	7,209
*	1-800-Flowers.com Inc. Class A	880,497	7,194
[1]	Designer Brands Inc. Class A	1,339,813	7,155
*,1	Beyond Inc.	1,443,893	7,118
	Lakeland Industries Inc.	278,388	7,113
*	Leslie's Inc.	3,188,789	7,111
*	iRobot Corp.	903,929	7,005
*	Cooper-Standard Holdings Inc.	514,169	6,972
*	JAKKS Pacific Inc.	245,544	6,912
[1]	Lucky Strike Entertainment Corp.	665,920	6,666
*	BARK Inc.	3,615,241	6,652
*	iHeartMedia Inc. Class A	3,277,349	6,489
*,1	European Wax Center Inc. Class A	944,262	6,298
*,1	Torrid Holdings Inc.	1,184,800	6,197
	J. Jill Inc.	222,353	6,141
*	Strattec Security Corp.	145,120	5,979
*,1	OneWater Marine Inc. Class A	344,004	5,979
*	Kewaunee Scientific Corp.	96,393	5,964
	Hooker Furnishings Corp.	411,372	5,763
*,1	ContextLogic Inc. Class A	782,601	5,502
*	Tile Shop Holdings Inc.	771,927	5,349
	Rocky Brands Inc.	231,780	5,285
*	Holley Inc.	1,717,446	5,187
*	Stoneridge Inc.	824,834	5,172
*,1	Cardlytics Inc.	1,382,961	5,131
*	Playstudios Inc.	2,755,380	5,125
*	Chegg Inc.	3,118,650	5,021
*	Travelzoo	249,980	4,987
*	EW Scripps Co. Class A	2,202,640	4,868
	Nathan's Famous Inc.	60,316	4,741
*	Barnes & Noble Education Inc.	471,200	4,731
	Johnson Outdoors Inc. Class A	142,367	4,698
*	Biglari Holdings Inc. Class B	18,317	4,658
*	Citi Trends Inc.	175,845	4,616
*	Lands' End Inc.	345,972	4,546
*,1	Ondas Holdings Inc.	1,762,784	4,513
	Virco Manufacturing Corp.	437,246	4,482
*,1	Motorcar Parts of America Inc.	588,822	4,475
	Hamilton Beach Brands Holding Co. Class A	262,475	4,417
*	Destination XL Group Inc.	1,634,109	4,396
	Bassett Furniture Industries Inc.	317,683	4,394
	Escalade Inc.	306,815	4,381
	Entravision Communications Corp. Class A	1,854,105	4,357
*,1	Full House Resorts Inc.	1,033,257	4,216
*	Universal Electronics Inc.	378,720	4,166
*	GoPro Inc. Class A	3,817,000	4,161
	Clarus Corp.	899,792	4,058
*,1	Luminar Technologies Inc. Class A	749,093	4,030
*,1	Blink Charging Co.	2,865,298	3,983
*	Qurate Retail Inc. Class A	10,701,126	3,531
*	Century Casinos Inc.	1,077,016	3,490
*	Angi Inc. Class A	2,094,630	3,477
	Townsquare Media Inc. Class A	375,809	3,416
*	ThredUp Inc. Class A	2,412,003	3,353
*	LiveOne Inc.	2,197,979	3,231
*	Traeger Inc.	1,319,878	3,155
8

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Tilly's Inc. Class A	738,888	3,140
*	AMMO Inc.	2,806,875	3,088
*,1	WW International Inc.	2,400,773	3,049
*	Vera Bradley Inc.	762,128	2,995
*	Sportsman's Warehouse Holdings Inc.	1,116,772	2,982
*,1	Nerdy Inc.	1,772,138	2,871
	Marine Products Corp.	305,827	2,804
*,1	Fossil Group Inc.	1,471,211	2,457
*	Biglari Holdings Inc. Class A	1,924	2,453
*,1	Red Robin Gourmet Burgers Inc.	446,247	2,450
	Lifetime Brands Inc.	412,426	2,437
*,1	RumbleON Inc. Class B	441,827	2,399
*	ONE Group Hospitality Inc.	823,550	2,388
*	Lee Enterprises Inc.	158,706	2,346
*	Envela Corp.	323,754	2,325
*	Unusual Machines Inc.	128,700	2,165
	Canterbury Park Holding Corp.	102,453	2,153
	Cato Corp. Class A	548,521	2,139
*,1	Surf Air Mobility Inc.	395,637	2,132
*	Gaia Inc. Class A	441,899	1,984
*	CarParts.com Inc.	1,730,090	1,868
[1]	Paramount Global Class A	82,528	1,840
*	Superior Industries International Inc.	883,561	1,802
	CompX International Inc.	64,007	1,674
*,1	Children's Place Inc.	154,476	1,616
	CuriosityStream Inc.	986,623	1,510
*	Duluth Holdings Inc. Class B	488,310	1,509
[1]	Saga Communications Inc. Class A	134,076	1,479
	Crown Crafts Inc.	320,259	1,435
*	Mesa Air Group Inc.	1,175,804	1,364
	NL Industries Inc.	171,000	1,329
*	Purple Innovation Inc. Class A	1,645,889	1,284
*	Spruce Power Holding Corp.	429,600	1,276
	Big 5 Sporting Goods Corp.	687,266	1,230
*,1	Vacasa Inc. Class A	248,707	1,219
*	Cineverse Corp. Class A	328,177	1,198
*	Marchex Inc. Class B	668,193	1,169
*	IZEA Worldwide Inc.	416,877	1,146
*,1	Koss Corp.	150,699	1,112
*,1	Allbirds Inc. Class A	153,995	1,073
	DallasNews Corp.	143,687	1,068
*,1	Mega Matrix Inc.	767,057	1,066
*	Solo Brands Inc. Class A	893,926	1,019
*	Harte Hanks Inc.	194,041	999
*	GEN Restaurant Group Inc. Class A	130,100	973
*,1	Sonder Holdings Inc.	304,152	967
[1]	FAT Brands Inc. Class A	179,269	954
*	Grove Collaborative Holdings Class A	654,497	910
*	Good Times Restaurants Inc.	350,945	909
*,1	Noodles & Co. Class A	1,507,750	873
*	Brilliant Earth Group Inc. Class A	381,195	801
*	FlexShopper Inc.	425,184	727
*	Lulu's Fashion Lounge Holdings Inc.	632,289	714
*	VOXX International Corp. Class A	96,023	709
*,1	Kirkland's Inc.	436,447	707
*	Urban One Inc.	708,677	705
*	Reading International Inc. Class A	508,467	671
	Ark Restaurants Corp.	58,667	645
*	SPAR Group Inc.	329,700	640
*,1	Kartoon Studios Inc.	940,003	555
*,1	Rent the Runway Inc. Class A	64,661	550
*	Aterian Inc.	199,372	478
*	Fluent Inc.	185,048	466
*	Live Ventures Inc.	45,160	421
*,1	Focus Universal Inc.	1,187,039	415
*	Envirotech Vehicles Inc.	340,217	412
[1]	Jerash Holdings US Inc.	119,768	408
	Flanigan's Enterprises Inc.	14,768	373
*,2	Luby's Inc.	449,752	355
*,1	Vince Holding Corp.	85,410	311
9

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Cumulus Media Inc. Class A	422,698	276
*	United Homes Group Inc. Class A	63,810	270
*,1	Sadot Group Inc.	60,822	230
*	Owlet Inc. Class A	50,037	223
*,1	Inspirato Inc. Class A	61,860	205
*	Rave Restaurant Group Inc.	73,331	188
*,1	Lazydays Holdings Inc.	194,354	186
*,1	GameSquare Holdings Inc.	212,162	176
*,1	Xcel Brands Inc.	342,262	174
*,1	Canoo Inc.	114,984	162
*,1	Beasley Broadcast Group Inc. Class A	15,725	146
*	Allied Gaming & Entertainment Inc.	188,817	145
*	Dolphin Entertainment Inc.	126,145	135
*	Stran & Co. Inc.	105,745	95
*,1	Hall of Fame Resort & Entertainment Co.	71,864	93
[1]	FAT Brands Inc. Class B	17,809	78
*	Urban One Inc. Class A	41,162	63
*,1	Connexa Sports Technologies In	39,885	49
*,2	SRAX Inc.	590,641	41
*	Tandy Leather Factory Inc.	3,262	15
*	Yunhong Green CTI Ltd.	17,688	10
*	flyExclusive Inc.	1,928	6
*,1	Mullen Automotive Inc.	2,414	3
*,1,2	Empire Resorts Inc.	130,256	—
			267,920,001
Consumer Staples (3.9%)
	Procter & Gamble Co.	73,843,404	12,379,847
	Coca-Cola Co.	108,059,044	6,727,756
	PepsiCo Inc.	43,019,450	6,541,538
	Philip Morris International Inc.	48,742,902	5,866,208
	Altria Group Inc.	53,046,218	2,773,787
	Mondelez International Inc. Class A	41,921,930	2,503,997
	Colgate-Palmolive Co.	25,599,176	2,327,221
	McKesson Corp.	3,979,560	2,267,991
	CVS Health Corp.	39,444,734	1,770,674
	Kimberly-Clark Corp.	10,439,356	1,367,973
	Kenvue Inc.	60,105,047	1,283,243
	Kroger Co.	20,381,030	1,246,300
	Corteva Inc.	21,681,791	1,234,995
	Cencora Inc.	5,456,081	1,225,872
	Sysco Corp.	15,408,633	1,178,144
	Keurig Dr Pepper Inc.	36,134,003	1,160,624
*	Monster Beverage Corp.	21,369,778	1,123,196
	General Mills Inc.	17,391,426	1,109,051
	Constellation Brands Inc. Class A	4,848,087	1,071,427
	Kraft Heinz Co.	26,536,877	814,948
	Church & Dwight Co. Inc.	7,689,409	805,158
	Hershey Co.	4,625,719	783,366
	Archer-Daniels-Midland Co.	14,977,100	756,643
	Kellanova	8,654,018	700,716
	Clorox Co.	3,871,860	628,829
	McCormick & Co. Inc. (Non-Voting)	7,880,589	600,816
	Tyson Foods Inc. Class A	8,975,692	515,564
*	US Foods Holding Corp.	7,306,393	492,889
	Casey's General Stores Inc.	1,162,620	460,665
*	Performance Food Group Co.	4,894,266	413,810
	Conagra Brands Inc.	14,902,356	413,540
*	Sprouts Farmers Market Inc.	3,119,249	396,363
	J M Smucker Co.	3,184,571	350,685
[1]	Brown-Forman Corp. Class B	9,041,756	343,406
	Bunge Global SA	4,367,127	339,588
	Molson Coors Beverage Co. Class B	5,452,267	312,524
*	BellRing Brands Inc.	4,035,923	304,066
	Lamb Weston Holdings Inc.	4,459,181	298,007
	Hormel Foods Corp.	9,472,349	297,148
	Ingredion Inc.	2,044,889	281,295
	Campbell's Co.	6,029,870	252,531
*	Freshpet Inc.	1,517,923	224,820
	Albertsons Cos. Inc. Class A	10,881,225	213,707
10

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Walgreens Boots Alliance Inc.	21,678,165	202,257
	Coca-Cola Consolidated Inc.	158,350	199,519
*	Darling Ingredients Inc.	5,009,578	168,773
*	Post Holdings Inc.	1,473,732	168,683
	Primo Brands Corp.	4,947,707	152,241
*	Celsius Holdings Inc.	5,135,650	135,273
	Cal-Maine Foods Inc.	1,253,513	129,012
	Flowers Foods Inc.	5,968,192	123,303
*	Simply Good Foods Co.	2,793,168	108,878
	Lancaster Colony Corp.	608,658	105,383
	WD-40 Co.	424,234	102,953
	Energizer Holdings Inc.	2,220,445	77,471
*	Boston Beer Co. Inc. Class A	257,404	77,216
	Spectrum Brands Holdings Inc.	848,898	71,723
	J & J Snack Foods Corp.	363,021	56,315
*	Chefs' Warehouse Inc.	1,130,019	55,733
	Edgewell Personal Care Co.	1,551,974	52,146
*	TreeHouse Foods Inc.	1,473,241	51,755
*	Pilgrim's Pride Corp.	1,119,759	50,826
	Brown-Forman Corp. Class A	1,343,863	50,650
*	United Natural Foods Inc.	1,759,486	48,052
*	Vita Coco Co. Inc.	1,254,197	46,292
	Reynolds Consumer Products Inc.	1,653,538	44,629
*	Grocery Outlet Holding Corp.	2,775,753	43,330
	Andersons Inc.	1,004,716	40,711
	Fresh Del Monte Produce Inc.	1,214,584	40,336
	Universal Corp.	727,610	39,902
*	Vital Farms Inc.	1,016,929	38,328
	Weis Markets Inc.	507,965	34,399
[1]	WK Kellogg Co.	1,905,137	34,273
	Utz Brands Inc.	2,012,958	31,523
	National Beverage Corp.	732,628	31,261
	Turning Point Brands Inc.	504,379	30,313
	Ingles Markets Inc. Class A	457,790	29,500
	John B Sanfilippo & Son Inc.	241,081	21,001
	Tootsie Roll Industries Inc.	635,376	20,542
*	Honest Co. Inc.	2,885,410	19,996
*	Herbalife Ltd.	2,961,396	19,812
	SpartanNash Co.	1,062,102	19,458
*	Mission Produce Inc.	1,339,097	19,243
	Seaboard Corp.	7,611	18,492
[1]	MGP Ingredients Inc.	448,695	17,665
*	Hain Celestial Group Inc.	2,827,788	17,391
	Natural Grocers by Vitamin Cottage Inc.	424,908	16,877
[1]	B&G Foods Inc.	2,367,041	16,309
	ACCO Brands Corp.	2,844,367	14,933
	Limoneira Co.	587,466	14,369
	Oil-Dri Corp. of America	162,851	14,272
	Calavo Growers Inc.	532,751	13,585
*	Seneca Foods Corp. Class A	163,001	12,920
*	USANA Health Sciences Inc.	358,868	12,880
	Nu Skin Enterprises Inc. Class A	1,486,105	10,239
*,1	Westrock Coffee Co.	1,474,555	9,467
*	Mama's Creations Inc.	1,057,577	8,418
	Village Super Market Inc. Class A	251,495	8,020
*,1	Beyond Meat Inc.	1,944,681	7,312
*,1	Guardian Pharmacy Services Inc. Class A	358,400	7,261
*	Nature's Sunshine Products Inc.	396,518	5,813
*	Medifast Inc.	327,034	5,762
*	Olaplex Holdings Inc.	3,125,319	5,407
	Lifevantage Corp.	289,613	5,077
*,1	BRC Inc. Class A	1,594,854	5,056
*	Lifeway Foods Inc.	172,782	4,285
*,1	Beauty Health Co.	2,545,830	4,048
*	HF Foods Group Inc.	1,170,244	3,757
*	PetMed Express Inc.	615,970	2,969
*	GrowGeneration Corp.	1,729,460	2,923
*	Zevia PBC Class A	627,442	2,629
*,1	Veru Inc.	3,889,604	2,530
*,1	PLBY Group Inc.	1,582,683	2,311
11

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Alico Inc.	72,152	1,871
*,1	Cibus Inc. Class A	465,386	1,294
[1]	AMCON Distributing Co.	7,756	994
*	Farmer Bros Co.	511,916	921
*	Natural Alternatives International Inc.	162,521	697
*,1	Barfresh Food Group Inc.	233,784	645
*,1	Bridgford Foods Corp.	48,702	512
*	Willamette Valley Vineyards Inc.	152,433	511
*	Mannatech Inc.	30,953	427
*	Rocky Mountain Chocolate Factory Inc.	128,662	310
*,1	Local Bounti Corp.	130,217	270
*,1	S&W Seed Co.	29,414	234
*	Benson Hill Inc.	117,845	232
*	FitLife Brands Inc.	6,668	217
*,1	Urban-Gro Inc.	227,616	215
*	Splash Beverage Group Inc.	950,644	153
*,1	Maison Solutions Inc. Class A	77,000	94
			69,236,513
Energy (3.4%)
	Exxon Mobil Corp.	137,812,181	14,824,456
	Chevron Corp.	53,469,750	7,744,559
	ConocoPhillips	40,563,330	4,022,665
	EOG Resources Inc.	17,631,083	2,161,218
	Williams Cos. Inc.	38,206,876	2,067,756
	ONEOK Inc.	18,308,217	1,838,145
	Schlumberger NV	44,210,209	1,695,019
	Kinder Morgan Inc.	59,190,062	1,621,808
	Phillips 66	12,941,313	1,474,404
	Cheniere Energy Inc.	6,682,066	1,435,775
	Marathon Petroleum Corp.	10,072,709	1,405,143
	Baker Hughes Co. Class A	30,965,717	1,270,214
	Targa Resources Corp.	6,826,357	1,218,505
	Valero Energy Corp.	9,920,205	1,216,118
	Hess Corp.	8,690,268	1,155,893
	Occidental Petroleum Corp.	20,589,073	1,017,306
	Diamondback Energy Inc.	5,955,521	975,693
	EQT Corp.	18,715,960	862,993
	Expand Energy Corp.	6,884,066	685,309
	Devon Energy Corp.	20,564,680	673,082
	Halliburton Co.	24,707,356	671,793
	Texas Pacific Land Corp.	577,583	638,784
*	First Solar Inc.	3,199,240	563,834
	Coterra Energy Inc.	21,879,047	558,791
	TechnipFMC plc	13,293,204	384,705
	Ovintiv Inc.	8,114,236	328,627
*	Antero Resources Corp.	9,308,879	326,276
	DT Midstream Inc.	3,144,221	312,630
	Permian Resources Corp. Class A	19,903,398	286,211
*	Enphase Energy Inc.	4,037,664	277,307
	APA Corp.	11,602,986	267,913
	Range Resources Corp.	7,214,205	259,567
	Chord Energy Corp.	1,904,534	222,678
	Matador Resources Co.	3,536,772	198,979
	NOV Inc.	12,260,111	178,998
	HF Sinclair Corp.	4,975,283	174,384
	Weatherford International plc	2,292,013	164,177
	ChampionX Corp.	6,003,736	163,242
*	CNX Resources Corp.	4,443,702	162,951
	Antero Midstream Corp.	10,581,816	159,680
	Viper Energy Inc. Class A	3,202,820	157,162
*	NEXTracker Inc. Class A	4,263,378	155,741
	SM Energy Co.	3,592,630	139,250
	Civitas Resources Inc.	2,988,772	137,095
	California Resources Corp.	2,556,563	132,660
	Magnolia Oil & Gas Corp. Class A	5,640,379	131,872
	Murphy Oil Corp.	4,321,658	130,773
	Archrock Inc.	5,206,932	129,601
	Noble Corp. plc	4,029,018	126,511
	Cactus Inc. Class A	2,118,310	123,625
12

Total Stock Market Index Fund
		Shares	Market Value• ($000)
[1]	Northern Oil & Gas Inc.	2,978,623	110,686
	Patterson-UTI Energy Inc.	11,739,264	96,966
*	Transocean Ltd.	24,838,085	93,143
	Liberty Energy Inc. Class A	4,618,483	91,862
	Helmerich & Payne Inc.	2,782,710	89,102
	Warrior Met Coal Inc.	1,636,040	88,739
*	Valaris Ltd.	1,937,450	85,713
*	Oceaneering International Inc.	3,146,450	82,059
*	Gulfport Energy Corp.	442,319	81,475
*	Tidewater Inc.	1,479,633	80,951
	Crescent Energy Co. Class A	5,495,033	80,282
	Peabody Energy Corp.	3,719,055	77,877
	Arch Resources Inc.	544,098	76,837
	CONSOL Energy Inc.	694,700	74,111
	PBF Energy Inc. Class A	2,731,832	72,530
	Kinetik Holdings Inc. Class A	1,235,608	70,071
*	Alpha Metallurgical Resources Inc.	326,532	65,346
*,1	Plug Power Inc.	29,545,731	62,932
	Kodiak Gas Services Inc.	1,512,818	61,768
*,1	Calumet Inc.	2,579,295	56,796
[1]	New Fortress Energy Inc. Class A	3,568,759	53,960
	World Kinect Corp.	1,766,938	48,608
	Sitio Royalties Corp. Class A	2,413,604	46,293
*	NextDecade Corp.	5,747,682	44,315
*	DNOW Inc.	3,353,230	43,626
[1]	Atlas Energy Solutions Inc. Class A	1,930,655	42,822
*	Helix Energy Solutions Group Inc.	4,504,209	41,979
*	Talos Energy Inc.	4,266,586	41,429
*,1	Comstock Resources Inc.	2,245,744	40,917
*	Expro Group Holdings NV	3,142,584	39,188
	Delek US Holdings Inc.	1,929,738	35,700
	Select Water Solutions Inc. Class A	2,590,926	34,304
*	MRC Global Inc.	2,589,953	33,100
*,1	Fluence Energy Inc.	2,004,603	31,833
	Solaris Energy Infrastructure Inc. Class A	1,102,536	31,731
*,1	Centrus Energy Corp. Class A	461,897	30,767
*	Vital Energy Inc.	966,700	29,890
*	Shoals Technologies Group Inc. Class A	5,363,848	29,662
	SunCoke Energy Inc.	2,663,866	28,503
*	American Superconductor Corp.	1,152,271	28,380
*	Array Technologies Inc.	4,554,998	27,512
*	Par Pacific Holdings Inc.	1,632,222	26,752
*	Bristow Group Inc. Class A	764,658	26,228
	Core Laboratories Inc.	1,476,550	25,559
*	ProPetro Holding Corp.	2,724,361	25,418
*	Ameresco Inc. Class A	1,028,653	24,153
[1]	CVR Energy Inc.	1,106,020	20,727
*	REX American Resources Corp.	490,657	20,455
*	NPK International Inc.	2,456,459	18,841
[1]	Vitesse Energy Inc.	733,373	18,334
*	Green Plains Inc.	1,933,221	18,327
	RPC Inc.	3,035,114	18,029
*	Nabors Industries Ltd.	286,860	16,400
*,1	EVgo Inc. Class A	3,887,337	15,744
	VAALCO Energy Inc.	3,353,157	14,653
*	Innovex International Inc.	1,042,651	14,566
	Riley Exploration Permian Inc.	451,945	14,426
*,1	Gevo Inc.	6,806,100	14,225
	Granite Ridge Resources Inc.	2,147,631	13,874
*,1	ChargePoint Holdings Inc.	12,624,445	13,508
*	TETRA Technologies Inc.	3,720,195	13,318
*,1	BKV Corp.	535,989	12,746
*,1	Sunnova Energy International Inc.	3,638,314	12,479
*	Summit Midstream Corp.	306,400	11,576
[1]	SandRidge Energy Inc.	982,399	11,504
*	Hallador Energy Co.	943,136	10,799
*	Natural Gas Services Group Inc.	372,764	9,990
*	Matrix Service Co.	817,496	9,785
*	Oil States International Inc.	1,921,953	9,725
[1]	Ramaco Resources Inc. Class A	825,797	8,473
13

Total Stock Market Index Fund
		Shares	Market Value• ($000)
[1]	HighPeak Energy Inc.	559,143	8,219
[1]	Berry Corp.	1,920,512	7,932
*	Flotek Industries Inc.	832,146	7,930
*,1	Solid Power Inc.	3,931,093	7,430
	Ranger Energy Services Inc. Class A	457,348	7,080
*	Montauk Renewables Inc.	1,766,814	7,032
*	Amplify Energy Corp.	1,168,987	7,014
*,1	ProFrac Holding Corp. Class A	734,887	5,703
*	Forum Energy Technologies Inc.	367,639	5,695
*	Ring Energy Inc.	4,055,153	5,515
[1]	W&T Offshore Inc.	3,005,663	4,989
*	SEACOR Marine Holdings Inc.	755,999	4,959
	Evolution Petroleum Corp.	896,436	4,688
*,1	Geospace Technologies Corp.	461,249	4,622
*,1	FuelCell Energy Inc.	494,591	4,471
*	DMC Global Inc.	592,287	4,353
*	PrimeEnergy Resources Corp.	19,756	4,338
	Energy Services of America Corp.	340,555	4,298
	PHX Minerals Inc.	1,009,748	4,039
	Epsilon Energy Ltd.	638,076	3,962
	NACCO Industries Inc. Class A	121,254	3,616
*,1	Aemetis Inc.	1,258,686	3,386
*,1	Stem Inc.	4,862,609	2,932
*	Gulf Island Fabrication Inc.	409,380	2,788
*	Profire Energy Inc.	1,092,248	2,774
*,1	Empire Petroleum Corp.	356,115	2,706
*,1	Complete Solaria Inc.	1,510,125	2,703
*,1	TPI Composites Inc.	1,410,006	2,665
*,1	Ocean Power Technologies Inc.	2,472,233	2,522
*,1	OPAL Fuels Inc. Class A	627,434	2,127
*,1	American Resources Corp.	2,090,623	2,112
*	KLX Energy Services Holdings Inc.	413,144	2,057
	Smart Sand Inc.	854,190	1,922
	Adams Resources & Energy Inc.	47,852	1,806
*	Ideal Power Inc.	231,309	1,746
[1]	Ramaco Resources Inc. Class B	149,760	1,480
*	Mammoth Energy Services Inc.	453,591	1,361
*,1	Beam Global	424,844	1,347
*,1	Drilling Tools International Corp.	296,724	970
*,1	Stabilis Solutions Inc.	169,932	909
*,1	FTC Solar Inc.	161,346	889
*,1	ESS Tech Inc.	123,669	727
*,1	Nine Energy Service Inc.	609,231	682
*	PEDEVCO Corp.	768,132	598
	Mexco Energy Corp.	44,605	503
*	Barnwell Industries Inc.	267,900	405
*,1	Battalion Oil Corp.	223,426	384
*,1	Verde Clean Fuels Inc.	88,500	360
*	Houston American Energy Corp.	204,133	263
*,1	US Energy Corp.	133,545	218
*	Tigo Energy Inc.	107,459	106
*	NCS Multistage Holdings Inc.	881	23
*,1,2	American Carbon Corp.	522,655	3
*,1,2	Novusterra Inc.	174,215	—
			60,049,616
Financials (11.3%)
*	Berkshire Hathaway Inc. Class B	55,531,154	25,171,161
	JPMorgan Chase & Co.	88,266,063	21,158,258
	Bank of America Corp.	216,522,353	9,516,157
	Wells Fargo & Co.	104,373,329	7,331,183
	Goldman Sachs Group Inc.	9,538,241	5,461,788
	S&P Global Inc.	9,956,289	4,958,531
	Morgan Stanley	37,879,373	4,762,195
	Progressive Corp.	18,365,613	4,400,585
	Blackrock Inc.	4,179,746	4,284,699
	Blackstone Inc.	22,630,504	3,901,952
	Citigroup Inc.	54,915,827	3,865,525
	Charles Schwab Corp.	47,423,518	3,509,815
	Chubb Ltd.	12,009,544	3,318,237
14

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Marsh & McLennan Cos. Inc.	15,411,189	3,273,491
	KKR & Co. Inc.	20,877,077	3,087,928
	Intercontinental Exchange Inc.	18,005,618	2,683,017
	CME Group Inc.	11,302,654	2,624,815
	PNC Financial Services Group Inc.	12,433,764	2,397,851
	US Bancorp	48,893,629	2,338,582
	Aon plc Class A	6,443,688	2,314,315
	Moody's Corp.	4,827,649	2,285,264
	Arthur J Gallagher & Co.	7,837,033	2,224,542
	Apollo Global Management Inc.	12,403,541	2,048,569
	Truist Financial Corp.	41,676,839	1,807,941
	Aflac Inc.	17,413,755	1,801,279
	Bank of New York Mellon Corp.	22,794,450	1,751,298
	Travelers Cos. Inc.	7,117,820	1,714,612
	Ameriprise Financial Inc.	3,038,394	1,617,732
	Allstate Corp.	8,304,672	1,601,058
*	Coinbase Global Inc. Class A	6,101,028	1,514,885
	MetLife Inc.	18,431,195	1,509,146
	American International Group Inc.	19,555,980	1,423,675
	MSCI Inc. Class A	2,333,808	1,400,308
	Discover Financial Services	7,866,550	1,362,722
	Prudential Financial Inc.	11,141,753	1,320,632
	Nasdaq Inc.	14,403,863	1,113,563
	Ares Management Corp. Class A	5,921,739	1,048,325
	Arch Capital Group Ltd.	11,194,836	1,033,843
	Hartford Financial Services Group Inc.	9,068,680	992,114
	Willis Towers Watson plc	3,167,002	992,032
	M&T Bank Corp.	5,193,656	976,459
	Raymond James Financial Inc.	5,747,576	892,771
	Fifth Third Bancorp	20,972,686	886,725
	State Street Corp.	8,710,801	854,965
*	Robinhood Markets Inc. Class A	22,713,473	846,304
	Broadridge Financial Solutions Inc.	3,657,495	826,923
*	Berkshire Hathaway Inc. Class A	1,187	808,252
	T. Rowe Price Group Inc.	6,953,884	786,415
	Brown & Brown Inc.	7,639,807	779,413
	LPL Financial Holdings Inc.	2,352,218	768,023
	Huntington Bancshares Inc.	45,373,954	738,234
	Cincinnati Financial Corp.	4,885,421	702,035
	First Citizens BancShares Inc. Class A	326,321	689,523
	Regions Financial Corp.	28,431,071	668,699
*	Markel Group Inc.	381,938	659,313
	Cboe Global Markets Inc.	3,288,280	642,530
	Northern Trust Corp.	5,887,856	603,505
	Interactive Brokers Group Inc. Class A	3,252,074	574,544
	Citizens Financial Group Inc.	13,088,746	572,764
	FactSet Research Systems Inc.	1,188,938	571,023
	Principal Financial Group Inc.	7,204,175	557,675
	KeyCorp	31,132,609	533,613
	W R Berkley Corp.	8,951,966	523,869
*	SoFi Technologies Inc.	32,381,075	498,669
	Loews Corp.	5,756,701	487,535
	Everest Group Ltd.	1,343,954	487,130
	Tradeweb Markets Inc. Class A	3,651,711	478,082
	Equitable Holdings Inc.	9,759,726	460,366
	Fidelity National Financial Inc.	8,157,197	457,945
	Reinsurance Group of America Inc.	2,066,920	441,556
	Blue Owl Capital Inc. Class A	17,835,537	414,855
	East West Bancorp Inc.	4,321,567	413,833
	RenaissanceRe Holdings Ltd.	1,622,102	403,595
	Unum Group	5,410,203	395,107
	Carlyle Group Inc.	7,279,689	367,552
	Jefferies Financial Group Inc.	4,486,052	351,706
	Assurant Inc.	1,608,067	342,872
	First Horizon Corp.	16,586,180	334,046
	Erie Indemnity Co. Class A	800,300	329,908
	American Financial Group Inc.	2,366,905	324,100
	Kinsale Capital Group Inc.	695,887	323,678
	Annaly Capital Management Inc.	17,651,632	323,025
	Stifel Financial Corp.	3,026,711	321,074
15

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Evercore Inc. Class A	1,129,121	312,981
	Ally Financial Inc.	8,612,242	310,127
	SEI Investments Co.	3,613,792	298,066
	Webster Financial Corp.	5,338,788	294,808
	Morningstar Inc.	872,215	293,727
	Houlihan Lokey Inc. Class A	1,666,268	289,364
	Primerica Inc.	1,043,794	283,307
	Globe Life Inc.	2,499,553	278,750
	Western Alliance Bancorp	3,251,117	271,598
	Pinnacle Financial Partners Inc.	2,302,777	263,415
	Wintrust Financial Corp.	2,091,491	260,830
[1]	AGNC Investment Corp.	27,871,818	256,699
	Old Republic International Corp.	7,084,748	256,397
	MarketAxess Holdings Inc.	1,128,125	255,001
	Comerica Inc.	4,096,531	253,370
	Zions Bancorp NA	4,622,424	250,767
	Cullen/Frost Bankers Inc.	1,819,422	244,257
	Corebridge Financial Inc.	8,062,904	241,323
	Invesco Ltd.	13,470,848	235,470
	Commerce Bancshares Inc.	3,773,080	235,101
	SouthState Corp.	2,358,224	234,596
	RLI Corp.	1,360,895	224,316
	Old National Bancorp	10,008,648	217,238
	Prosperity Bancshares Inc.	2,861,659	215,626
	Synovus Financial Corp.	4,198,382	215,083
	Popular Inc.	2,221,249	208,931
	Axis Capital Holdings Ltd.	2,345,183	207,830
	Voya Financial Inc.	3,000,946	206,555
	Ryan Specialty Holdings Inc. Class A	3,155,760	202,474
	Franklin Resources Inc.	9,869,606	200,254
	Cadence Bank	5,768,440	198,723
	OneMain Holdings Inc.	3,775,260	196,804
	First American Financial Corp.	3,081,932	192,436
	Jackson Financial Inc. Class A	2,208,446	192,311
	Starwood Property Trust Inc.	9,996,388	189,432
	MGIC Investment Corp.	7,807,584	185,118
	SLM Corp.	6,662,179	183,743
*	Mr Cooper Group Inc.	1,908,860	183,270
	Selective Insurance Group Inc.	1,909,353	178,563
	Columbia Banking System Inc.	6,599,766	178,260
	Rithm Capital Corp.	16,287,586	176,395
	Glacier Bancorp Inc.	3,507,393	176,141
	Hamilton Lane Inc. Class A	1,183,833	175,266
	Lazard Inc. Class A	3,360,691	173,008
	Essent Group Ltd.	3,150,781	171,529
	Janus Henderson Group plc	3,997,833	170,028
	Lincoln National Corp.	5,326,395	168,900
	FNB Corp.	11,243,820	166,184
	Affiliated Managers Group Inc.	891,692	164,892
	Moelis & Co. Class A	2,228,921	164,673
	TPG Inc. Class A	2,566,783	161,297
*,1	MARA Holdings Inc.	9,600,942	161,008
	Home BancShares Inc.	5,661,565	160,222
	Piper Sandler Cos.	533,036	159,884
	United Bankshares Inc.	4,239,710	159,201
	Hanover Insurance Group Inc.	1,009,660	156,154
*	Clearwater Analytics Holdings Inc. Class A	5,567,411	153,215
*	Upstart Holdings Inc.	2,443,848	150,468
	Bank OZK	3,373,628	150,228
	White Mountains Insurance Group Ltd.	76,698	149,182
	Hancock Whitney Corp.	2,717,686	148,712
	UMB Financial Corp.	1,292,959	145,923
	Radian Group Inc.	4,564,639	144,790
	First Financial Bankshares Inc.	3,866,213	139,377
	Assured Guaranty Ltd.	1,494,948	134,560
	Valley National Bancorp	14,774,995	133,861
	ServisFirst Bancshares Inc.	1,532,058	129,827
	Kemper Corp.	1,937,172	128,706
	Ameris Bancorp	2,025,150	126,714
	FirstCash Holdings Inc.	1,199,244	124,242
16

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	United Community Banks Inc.	3,759,587	121,472
*	Axos Financial Inc.	1,696,096	118,472
	Associated Banc-Corp	4,878,326	116,592
*	Enstar Group Ltd.	357,351	115,085
	CNO Financial Group Inc.	3,083,905	114,752
*	Texas Capital Bancshares Inc.	1,434,555	112,182
	StepStone Group Inc. Class A	1,938,118	112,178
	PJT Partners Inc. Class A	705,329	111,308
	International Bancshares Corp.	1,758,208	111,048
	Fulton Financial Corp.	5,603,060	108,027
	Atlantic Union Bankshares Corp.	2,808,431	106,383
	First Hawaiian Inc.	4,020,949	104,344
	Eastern Bankshares Inc.	6,042,795	104,238
	Community Financial System Inc.	1,662,459	102,540
	BGC Group Inc. Class A	11,148,299	101,004
	Federated Hermes Inc. Class B	2,448,493	100,658
	Victory Capital Holdings Inc. Class A	1,535,230	100,496
	Cathay General Bancorp	2,075,097	98,795
	Flagstar Financial Inc.	10,519,208	98,144
	First Bancorp	5,226,902	97,168
	Walker & Dunlop Inc.	993,283	96,557
	WSFS Financial Corp.	1,815,522	96,459
*,1	Riot Platforms Inc.	9,413,206	96,109
	First Interstate BancSystem Inc. Class A	2,883,535	93,628
	Artisan Partners Asset Management Inc. Class A	2,173,709	93,578
	Bread Financial Holdings Inc.	1,526,609	93,215
*	Genworth Financial Inc. Class A	13,282,088	92,842
	BankUnited Inc.	2,384,570	91,019
	Virtu Financial Inc. Class A	2,537,954	90,554
[1]	Blackstone Mortgage Trust Inc. Class A	5,201,003	90,549
*	NMI Holdings Inc. Class A	2,454,136	90,214
*	Brighthouse Financial Inc.	1,861,589	89,431
	PennyMac Financial Services Inc.	874,826	89,355
	Bank of Hawaii Corp.	1,249,796	89,035
	Simmons First National Corp. Class A	3,995,504	88,620
	CVB Financial Corp.	4,127,024	88,360
	WaFd Inc.	2,588,773	83,462
*	Oscar Health Inc. Class A	6,138,451	82,501
*	Palomar Holdings Inc.	780,622	82,426
*	StoneX Group Inc.	833,547	81,663
	Cohen & Steers Inc.	881,635	81,410
*	Baldwin Insurance Group Inc. Class A	2,079,794	80,613
	Independent Bank Corp.	1,227,458	78,791
	Park National Corp.	455,876	78,151
	BOK Financial Corp.	720,219	76,667
	First Financial Bancorp	2,838,559	76,300
*	Enova International Inc.	788,244	75,577
*	Bancorp Inc.	1,421,986	74,839
	Pacific Premier Bancorp Inc.	2,975,845	74,158
*	Goosehead Insurance Inc. Class A	691,354	74,127
	Provident Financial Services Inc.	3,858,672	72,813
	Seacoast Banking Corp. of Florida	2,640,039	72,680
	Banner Corp.	1,075,800	71,831
*	Credit Acceptance Corp.	152,653	71,664
[1]	Arbor Realty Trust Inc.	5,173,979	71,660
	Towne Bank	2,099,874	71,522
	First Merchants Corp.	1,787,412	71,300
	Heartland Financial USA Inc.	1,099,247	67,389
	BancFirst Corp.	574,488	67,319
	Renasant Corp.	1,865,701	66,699
	NBT Bancorp Inc.	1,393,640	66,560
	WesBanco Inc.	2,028,860	66,019
	Independent Bank Group Inc.	1,087,545	65,981
	Banc of California Inc.	4,241,838	65,579
[1]	Stock Yards Bancorp Inc.	903,746	64,717
*	Triumph Financial Inc.	699,912	63,608
*	Lemonade Inc.	1,690,332	62,001
	Enterprise Financial Services Corp.	1,095,772	61,802
	Trustmark Corp.	1,705,443	60,322
	OFG Bancorp	1,383,470	58,548
17

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Lakeland Financial Corp.	842,787	57,950
	Mercury General Corp.	870,948	57,901
	Stewart Information Services Corp.	848,708	57,279
	FB Financial Corp.	1,110,163	57,185
*	Skyward Specialty Insurance Group Inc.	1,074,259	54,293
*	LendingClub Corp.	3,345,587	54,165
	First Bancorp (XNGS)	1,229,856	54,077
	Pathward Financial Inc.	731,889	53,852
	Federal Agricultural Mortgage Corp. Class C	270,136	53,203
	First Commonwealth Financial Corp.	3,142,163	53,165
	Northwest Bancshares Inc.	3,991,733	52,651
	City Holding Co.	434,225	51,447
	Horace Mann Educators Corp.	1,296,675	50,869
	National Bank Holdings Corp. Class A	1,177,914	50,721
*	SiriusPoint Ltd.	2,959,526	48,507
*,1	Trupanion Inc.	995,304	47,974
	S&T Bancorp Inc.	1,244,867	47,579
*	Rocket Cos. Inc. Class A	4,209,704	47,401
	Virtus Investment Partners Inc.	214,509	47,316
	Compass Diversified Holdings	2,029,984	46,852
	Sandy Spring Bancorp Inc.	1,339,958	45,170
	Hope Bancorp Inc.	3,609,938	44,366
	Veritex Holdings Inc.	1,626,094	44,165
*	Customers Bancorp Inc.	902,686	43,943
*,1	Sable Offshore Corp.	1,913,868	43,828
	Westamerica Bancorp	803,110	42,131
	WisdomTree Inc.	3,956,503	41,543
	Nelnet Inc. Class A	388,697	41,517
	Hilltop Holdings Inc.	1,444,661	41,361
	QCR Holdings Inc.	510,246	41,146
	Nicolet Bankshares Inc.	389,546	40,867
	Live Oak Bancshares Inc.	1,030,309	40,749
	Stellar Bancorp Inc.	1,413,798	40,081
	First Busey Corp.	1,683,454	39,679
	Ladder Capital Corp. Class A	3,539,983	39,612
	Berkshire Hills Bancorp Inc.	1,347,836	38,319
[1]	Apollo Commercial Real Estate Finance Inc.	4,371,728	37,859
	Dime Community Bancshares Inc.	1,219,639	37,486
	Two Harbors Investment Corp.	3,158,910	37,370
	Employers Holdings Inc.	727,202	37,255
	Safety Insurance Group Inc.	443,648	36,557
	Cannae Holdings Inc.	1,774,111	35,234
	Chimera Investment Corp.	2,498,789	34,983
	TriCo Bancshares	791,662	34,596
[1]	ARMOUR Residential REIT Inc.	1,818,983	34,306
[1]	Ready Capital Corp.	5,029,711	34,303
*	Encore Capital Group Inc.	708,372	33,839
	Preferred Bank	390,920	33,768
	Peoples Bancorp Inc.	1,059,560	33,577
	PennyMac Mortgage Investment Trust	2,661,182	33,504
	German American Bancorp Inc.	831,310	33,435
	Navient Corp.	2,472,964	32,866
[1]	Ellington Financial Inc.	2,676,114	32,435
	Franklin BSP Realty Trust Inc.	2,575,504	32,297
*	Coastal Financial Corp.	379,748	32,244
	MFA Financial Inc.	3,117,973	31,772
	OceanFirst Financial Corp.	1,748,714	31,652
	HCI Group Inc.	269,508	31,406
	Brookline Bancorp Inc.	2,658,504	31,370
	Enact Holdings Inc.	961,254	31,125
	AMERISAFE Inc.	602,762	31,066
	Safehold Inc.	1,669,253	30,848
	First Bancshares Inc.	878,424	30,745
	Origin Bancorp Inc.	894,421	29,775
[1]	Dynex Capital Inc.	2,351,370	29,745
	Premier Financial Corp.	1,135,054	29,023
	Southside Bancshares Inc.	904,977	28,742
	Bank First Corp.	284,518	28,193
*,1	Dave Inc.	318,631	27,695
	ConnectOne Bancorp Inc.	1,196,787	27,418
18

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Redwood Trust Inc.	4,161,389	27,174
	Community Trust Bancorp Inc.	500,404	26,536
	Amerant Bancorp Inc. Class A	1,182,608	26,502
	Heritage Financial Corp.	1,077,539	26,400
[1]	UWM Holdings Corp. Class A	4,412,178	25,899
*	ProAssurance Corp.	1,607,147	25,570
	Burke & Herbert Financial Services Corp.	399,403	24,907
	Univest Financial Corp.	843,757	24,899
	First Mid Bancshares Inc.	667,401	24,574
*	PRA Group Inc.	1,175,816	24,563
	Old Second Bancorp Inc.	1,372,869	24,410
	Business First Bancshares Inc.	941,084	24,186
	Tompkins Financial Corp.	351,964	23,874
	Eagle Bancorp Inc.	900,495	23,440
	Central Pacific Financial Corp.	805,201	23,391
	BrightSpire Capital Inc. Class A	4,111,437	23,189
	Brightsphere Investment Group Inc.	879,869	23,176
	F&G Annuities & Life Inc.	555,008	23,000
	Byline Bancorp Inc.	781,327	22,658
	Hanmi Financial Corp.	957,192	22,609
	Independent Bank Corp. (Michigan)	643,177	22,402
	TFS Financial Corp.	1,738,733	21,839
*	Root Inc. Class A	295,892	21,479
	Merchants Bancorp	578,661	21,104
	Orrstown Financial Services Inc.	576,338	21,100
	Capitol Federal Financial Inc.	3,551,119	20,987
	Equity Bancshares Inc. Class A	487,277	20,670
*	NB Bancorp Inc.	1,108,776	20,025
	Mercantile Bank Corp.	437,057	19,445
*	Metropolitan Bank Holding Corp.	331,979	19,388
*	EZCORP Inc. Class A	1,581,570	19,327
*	Open Lending Corp.	3,205,851	19,139
	Northeast Bank	206,775	18,967
*	CrossFirst Bankshares Inc.	1,249,678	18,933
	Horizon Bancorp Inc.	1,165,162	18,771
	Washington Trust Bancorp Inc.	598,585	18,766
	Camden National Corp.	433,585	18,531
	P10 Inc. Class A	1,468,705	18,520
	TrustCo Bank Corp.	550,118	18,324
	First Community Bankshares Inc.	439,413	18,297
	KKR Real Estate Finance Trust Inc.	1,811,378	18,295
[1]	Orchid Island Capital Inc.	2,310,427	17,975
	Amalgamated Financial Corp.	533,421	17,854
	Republic Bancorp Inc. Class A	254,140	17,757
	Esquire Financial Holdings Inc.	222,154	17,661
	Oppenheimer Holdings Inc. Class A	275,535	17,659
	GCM Grosvenor Inc. Class A	1,439,205	17,659
	Southern Missouri Bancorp Inc.	307,056	17,616
*	Ambac Financial Group Inc.	1,388,584	17,566
	Universal Insurance Holdings Inc.	829,265	17,464
	Great Southern Bancorp Inc.	292,300	17,450
	Metrocity Bankshares Inc.	538,732	17,213
	Heritage Commerce Corp.	1,832,733	17,191
	New York Mortgage Trust Inc.	2,834,499	17,177
	TPG RE Finance Trust Inc.	1,971,714	16,760
*	Porch Group Inc.	3,339,422	16,430
	Claros Mortgage Trust Inc.	3,586,994	16,213
	Peapack-Gladstone Financial Corp.	503,609	16,141
	1st Source Corp.	272,412	15,903
	Financial Institutions Inc.	579,980	15,828
	United Fire Group Inc.	555,709	15,810
	Mid Penn Bancorp Inc.	541,926	15,629
	Midland States Bancorp Inc.	639,670	15,608
	Farmers National Banc Corp.	1,072,526	15,251
*	Selectquote Inc.	4,071,903	15,147
	Northfield Bancorp Inc.	1,281,890	14,896
	HarborOne Bancorp Inc.	1,256,821	14,868
	Shore Bancshares Inc.	937,014	14,852
*	Hippo Holdings Inc.	552,353	14,787
	CNB Financial Corp.	593,294	14,749
19

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Capital City Bank Group Inc.	397,796	14,579
	First Financial Corp.	313,199	14,467
	Tiptree Inc. Class A	689,523	14,383
	Flushing Financial Corp.	1,004,939	14,351
	SmartFinancial Inc.	456,579	14,145
	Peoples Financial Services Corp.	275,843	14,118
*	Bowhead Specialty Holdings Inc.	395,753	14,057
*,1	Firstsun Capital Bancorp	349,400	13,993
*	Columbia Financial Inc.	881,001	13,929
[1]	Invesco Mortgage Capital Inc.	1,725,407	13,890
	Northrim Bancorp Inc.	177,170	13,809
	Five Star Bancorp	457,809	13,775
	Diamond Hill Investment Group Inc.	87,653	13,595
*	LendingTree Inc.	348,649	13,510
	HomeTrust Bancshares Inc.	390,058	13,137
[1]	MidWestOne Financial Group Inc.	446,427	13,000
	Arrow Financial Corp.	450,065	12,921
[1]	Hingham Institution For Savings	50,825	12,917
	South Plains Financial Inc.	365,644	12,706
	Bar Harbor Bankshares	414,254	12,668
*	Carter Bankshares Inc.	713,080	12,543
*	California Bancorp	757,690	12,532
*	Third Coast Bancshares Inc.	367,701	12,483
*	American Coastal Insurance Corp.	913,319	12,293
*	TWFG Inc. Class A	394,940	12,164
	Sierra Bancorp	419,887	12,143
	First Foundation Inc.	1,932,444	12,000
	Kearny Financial Corp.	1,650,974	11,689
	Farmers & Merchants Bancorp Inc.	372,286	10,964
	Enterprise Bancorp Inc.	276,025	10,914
	Bank of Marin Bancorp	456,571	10,853
	First Business Financial Services Inc.	234,306	10,846
[1]	NewtekOne Inc.	849,108	10,843
	First Bank	766,407	10,783
	Civista Bancshares Inc.	498,664	10,492
*	Greenlight Capital Re Ltd. Class A	749,439	10,492
*	World Acceptance Corp.	92,134	10,360
	Alerus Financial Corp.	530,812	10,213
	RBB Bancorp	493,157	10,105
	ACNB Corp.	250,664	9,984
	Home Bancorp Inc.	215,630	9,964
	Community West Bancshares	504,564	9,773
	West Bancorp Inc.	449,929	9,741
	FS Bancorp Inc.	235,928	9,687
	Investors Title Co.	40,891	9,681
	Unity Bancorp Inc.	221,055	9,640
*	Southern First Bancshares Inc.	241,081	9,583
*	Hagerty Inc. Class A	989,357	9,547
[1]	Ares Commercial Real Estate Corp.	1,620,581	9,545
	Northeast Community Bancorp Inc.	372,480	9,111
	Citizens Financial Services Inc.	142,125	8,998
*	MBIA Inc.	1,384,207	8,942
	First Internet Bancorp	248,309	8,937
	Colony Bankcorp Inc.	552,479	8,917
	ChoiceOne Financial Services Inc.	248,249	8,848
*	Heritage Insurance Holdings Inc.	725,152	8,774
	HBT Financial Inc.	398,857	8,735
	Crawford & Co. Class B	747,804	8,697
[1]	Guaranty Bancshares Inc.	250,824	8,679
	Donegal Group Inc. Class A	545,757	8,443
	Capital Bancorp Inc.	293,092	8,353
	Regional Management Corp.	245,340	8,337
	Citizens & Northern Corp.	446,132	8,298
	Primis Financial Corp.	710,701	8,287
	PCB Bancorp	402,063	8,138
*	Bridgewater Bancshares Inc.	598,659	8,088
*	Ponce Financial Group Inc.	621,347	8,078
	Plumas Bancorp	169,162	7,995
	First of Long Island Corp.	677,874	7,918
	Chicago Atlantic Real Estate Finance Inc.	511,214	7,883
20

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	First Bancorp Inc.	285,065	7,797
*	eHealth Inc.	817,604	7,685
	MVB Financial Corp.	364,893	7,553
	Timberland Bancorp Inc.	245,865	7,501
	Virginia National Bankshares Corp.	193,511	7,392
	John Marshall Bancorp Inc.	367,541	7,380
	Southern States Bancshares Inc.	219,757	7,320
*,1	FB Bancorp Inc.	614,000	7,319
	Investar Holding Corp.	332,011	7,291
	Waterstone Financial Inc.	539,506	7,251
	Evans Bancorp Inc.	164,399	7,118
	C&F Financial Corp.	99,381	7,081
	Oak Valley Bancorp	240,221	7,026
	BayCom Corp.	258,605	6,941
	Red River Bancshares Inc.	128,295	6,925
	Bank7 Corp.	146,279	6,825
	Citizens Community Bancorp Inc.	417,582	6,802
[1]	Fidelity D&D Bancorp Inc.	139,000	6,783
	NexPoint Diversified Real Estate Trust	1,109,452	6,768
	OP Bancorp	427,662	6,761
	First United Corp.	199,956	6,741
[1]	Middlefield Banc Corp.	238,900	6,701
	Princeton Bancorp Inc.	191,916	6,608
	Medallion Financial Corp.	699,890	6,572
	Parke Bancorp Inc.	320,016	6,564
*	FVCBankcorp Inc.	515,672	6,482
*	HomeStreet Inc.	562,428	6,423
	Western New England Bancorp Inc.	693,837	6,383
	Penns Woods Bancorp Inc.	209,659	6,372
	Norwood Financial Corp.	233,548	6,354
	Orange County Bancorp Inc.	114,152	6,343
	Seven Hills Realty Trust	483,913	6,330
	Bankwell Financial Group Inc.	201,810	6,286
*	Abacus Life Inc.	791,107	6,194
	First Community Corp.	255,221	6,125
*	Blue Foundry Bancorp	623,645	6,118
	Richmond Mutual Bancorp Inc.	424,197	6,002
	Silvercrest Asset Management Group Inc. Class A	325,066	5,978
*	Onity Group Inc.	193,496	5,942
[1]	Greene County Bancorp Inc.	210,697	5,841
	AG Mortgage Investment Trust Inc.	875,202	5,820
	Chemung Financial Corp.	119,162	5,816
*	Pioneer Bancorp Inc.	497,901	5,736
	LINKBANCORP Inc.	753,487	5,636
*,1	Citizens Inc. Class A	1,404,593	5,632
	National Bankshares Inc.	192,646	5,531
*	Security National Financial Corp. Class A	450,167	5,416
	Peoples Bancorp of North Carolina Inc.	172,508	5,391
*	Provident Bancorp Inc.	471,499	5,375
	LCNB Corp.	353,276	5,345
	BCB Bancorp Inc.	450,678	5,336
*	BV Financial Inc.	304,245	5,239
	Hawthorn Bancshares Inc.	183,676	5,207
	James River Group Holdings Ltd.	1,068,650	5,204
*	Velocity Financial Inc.	260,900	5,103
	Meridian Corp.	367,884	5,044
	ESSA Bancorp Inc.	258,071	5,032
	First Financial Northwest Inc.	230,464	5,001
*	Sterling Bancorp Inc.	1,048,885	4,993
	Ames National Corp.	302,690	4,973
*	Blue Ridge Bankshares Inc.	1,511,645	4,868
	SB Financial Group Inc.	230,900	4,828
*	First Western Financial Inc.	241,636	4,724
*	ECB Bancorp Inc.	306,402	4,547
	Hanover Bancorp Inc.	197,200	4,546
	BankFinancial Corp.	350,754	4,453
	United Security Bancshares	437,554	4,419
	Granite Point Mortgage Trust Inc.	1,575,875	4,397
	Angel Oak Mortgage REIT Inc.	472,824	4,388
*,1	Finance of America Cos. Inc. Class A	155,662	4,377
21

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	AlTi Global Inc.	986,824	4,352
	MainStreet Bancshares Inc.	235,574	4,264
	First Savings Financial Group Inc.	159,427	4,234
*	Affinity Bancshares Inc.	241,500	4,226
	Guild Holdings Co. Class A	299,002	4,219
*	loanDepot Inc. Class A	2,068,120	4,219
*	Finwise Bancorp	261,228	4,174
	OppFi Inc.	543,794	4,165
	Advanced Flower Capital Inc.	484,371	4,035
	Ellington Credit Co.	602,682	3,990
*	ACRES Commercial Realty Corp.	245,355	3,962
	Eagle Bancorp Montana Inc.	257,546	3,948
	Franklin Financial Services Corp.	131,233	3,924
	William Penn Bancorp	318,150	3,818
	First National Corp.	165,138	3,800
	Nexpoint Real Estate Finance Inc.	241,453	3,788
	USCB Financial Holdings Inc.	213,020	3,781
*	Kingstone Cos. Inc.	246,586	3,746
*,1	Bakkt Holdings Inc. Class A	146,476	3,628
	Westwood Holdings Group Inc.	248,444	3,605
	Rithm Property Trust Inc.	1,165,325	3,461
*,1	Consumer Portfolio Services Inc.	316,832	3,441
*	SR Bancorp Inc.	281,443	3,352
*	Oportun Financial Corp.	861,131	3,341
	Riverview Bancorp Inc.	578,163	3,319
*	Kingsway Financial Services Inc.	396,099	3,315
*,3	1895 Bancorp of Wisconsin Inc.	331,179	3,298
	Finward Bancorp	114,714	3,225
*	Forge Global Holdings Inc.	3,122,847	2,907
	Provident Financial Holdings Inc.	178,916	2,847
	Union Bankshares Inc.	95,950	2,774
*	Heritage Global Inc.	1,389,895	2,571
	Lument Finance Trust Inc.	988,070	2,549
	First Northwest Bancorp	247,244	2,522
*	Maiden Holdings Ltd.	1,475,921	2,494
[1]	B. Riley Financial Inc.	524,437	2,407
[1]	Cherry Hill Mortgage Investment Corp.	905,180	2,390
*,1	Better Home & Finance Holding Co.	263,242	2,348
[1]	Hennessy Advisors Inc.	185,534	2,343
	Sunrise Realty Trust Inc.	160,845	2,265
*	Fifth District Bancorp Inc.	176,000	2,228
	First Guaranty Bancshares Inc.	195,977	2,226
*	SWK Holdings Corp.	138,755	2,201
	Territorial Bancorp Inc.	226,146	2,200
*,1	NSTS Bancorp Inc.	186,636	2,158
	Sachem Capital Corp.	1,568,142	2,117
*	Broadway Financial Corp.	264,229	1,810
*	Catalyst Bancorp Inc.	151,175	1,779
	Bank of the James Financial Group Inc.	114,189	1,748
	Associated Capital Group Inc. Class A	48,920	1,676
	CF Bankshares Inc.	63,249	1,615
*	GoHealth Inc. Class A	111,517	1,493
[1]	Manhattan Bridge Capital Inc.	262,659	1,474
*	First Seacoast Bancorp	143,594	1,433
	Summit State Bank	181,477	1,386
*	Rhinebeck Bancorp Inc.	139,200	1,342
*,1	BM Technologies Inc.	261,126	1,277
	AmeriServ Financial Inc.	458,124	1,200
	Village Bank & Trust Financial Corp.	15,210	1,187
*	OptimumBank Holdings Inc.	242,269	1,153
*	NI Holdings Inc.	71,812	1,127
*	Great Elm Group Inc.	620,623	1,123
*	Bogota Financial Corp.	141,305	1,041
*	Old Market Capital Corp.	148,305	952
	US Global Investors Inc. Class A	376,672	919
*,1	Prairie Operating Co.	132,701	918
*,1	CXApp Inc.	494,624	900
*	PB Bankshares Inc.	52,235	794
*,1	Siebert Financial Corp.	202,272	639
	Crawford & Co. Class A	51,305	593
22

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	NeuroOne Medical Technologies Corp.	712,451	588
*	Bitcoin Depot Inc.	355,818	576
	Lake Shore Bancorp Inc.	41,545	569
	MarketWise Inc.	816,134	463
*	Katapult Holdings Inc.	65,728	445
*	GCT Semiconductor Holding Inc.	176,082	410
*	Daxor Corp.	48,828	374
*	Fundamental Global Inc.	14,672	341
[1]	Texas Community Bancshares Inc.	19,723	298
*,1	SHF Holdings Inc.	512,546	231
	First US Bancshares Inc.	12,321	154
	Ohio Valley Banc Corp.	5,194	126
	Bayfirst Financial Corp.	8,817	116
	Glen Burnie Bancorp	14,103	82
	Auburn National Bancorp Inc.	2,113	50
*	Kentucky First Federal Bancorp	16,599	50
*,1	Central Plains Bancshares Inc.	3,163	47
	Cohen & Co. Inc.	1,701	18
*,1	CaliberCos Inc. Class A	14,419	10
	Federal Agricultural Mortgage Corp. Class A	59	9
*,1	Mill City Ventures III Ltd.	1,305	3
			201,005,421
Health Care (10.0%)
	Eli Lilly & Co.	26,769,783	20,666,273
	UnitedHealth Group Inc.	28,834,810	14,586,377
	Johnson & Johnson	75,496,204	10,918,261
	AbbVie Inc.	55,401,617	9,844,867
	Merck & Co. Inc.	79,259,337	7,884,719
	Thermo Fisher Scientific Inc.	11,990,374	6,237,752
	Abbott Laboratories	54,384,907	6,151,477
*	Intuitive Surgical Inc.	11,164,301	5,827,319
	Pfizer Inc.	177,630,583	4,712,539
	Danaher Corp.	20,375,735	4,677,250
	Amgen Inc.	16,852,362	4,392,400
*	Boston Scientific Corp.	46,200,589	4,126,637
	Stryker Corp.	10,756,061	3,872,720
	Gilead Sciences Inc.	39,068,799	3,608,785
	Bristol-Myers Squibb Co.	63,588,943	3,596,591
*	Vertex Pharmaceuticals Inc.	8,072,720	3,250,884
	Medtronic plc	40,211,186	3,212,070
	Elevance Health Inc.	7,271,496	2,682,455
*	Regeneron Pharmaceuticals Inc.	3,387,095	2,412,729
	Cigna Group	8,720,220	2,408,002
	Zoetis Inc. Class A	12,727,179	2,073,639
	Becton Dickinson & Co.	9,065,081	2,056,595
	HCA Healthcare Inc.	5,559,618	1,668,719
*	Edwards Lifesciences Corp.	18,493,193	1,369,051
	Agilent Technologies Inc.	8,999,748	1,209,026
	GE HealthCare Technologies Inc.	14,315,949	1,119,221
*	IQVIA Holdings Inc.	5,404,822	1,062,102
*	IDEXX Laboratories Inc.	2,566,078	1,060,919
	ResMed Inc.	4,603,227	1,052,712
*	Veeva Systems Inc. Class A	4,575,035	961,901
*	Centene Corp.	15,825,301	958,697
	Humana Inc.	3,773,667	957,417
*	Dexcom Inc.	12,259,893	953,452
*	Alnylam Pharmaceuticals Inc.	4,042,238	951,179
	Cardinal Health Inc.	7,583,845	896,941
	West Pharmaceutical Services Inc.	2,275,176	745,257
*	Biogen Inc.	4,559,536	697,244
*	Waters Corp.	1,865,955	692,232
*	Illumina Inc.	4,978,246	665,243
	Zimmer Biomet Holdings Inc.	6,237,910	658,910
	STERIS plc	3,101,359	637,515
*	Natera Inc.	3,935,881	623,050
	Labcorp Holdings Inc.	2,623,420	601,603
*	Insulet Corp.	2,203,570	575,286
*	Cooper Cos. Inc.	6,256,690	575,178
	Quest Diagnostics Inc.	3,497,692	527,662
23

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Molina Healthcare Inc.	1,795,517	522,585
*	Hologic Inc.	7,102,408	512,013
*	United Therapeutics Corp.	1,400,359	494,103
	Baxter International Inc.	16,073,796	468,712
	Viatris Inc.	37,381,517	465,400
*	Align Technology Inc.	2,217,113	462,290
*	Moderna Inc.	10,869,249	451,943
*	Neurocrine Biosciences Inc.	3,181,367	434,257
*	Avantor Inc.	20,339,802	428,560
	Revvity Inc.	3,816,874	426,001
*	BioMarin Pharmaceutical Inc.	5,998,183	394,261
*	Insmed Inc.	5,627,741	388,539
*	Tenet Healthcare Corp.	2,978,616	375,991
	Bio-Techne Corp.	4,973,088	358,212
*	Sarepta Therapeutics Inc.	2,841,018	345,439
*	Incyte Corp.	4,851,144	335,069
	Universal Health Services Inc. Class B	1,750,301	314,039
*	Exact Sciences Corp.	5,528,629	310,654
*	Vaxcyte Inc.	3,740,673	306,211
	Royalty Pharma plc Class A	11,802,747	301,088
*	Charles River Laboratories International Inc.	1,598,548	295,092
*	Globus Medical Inc. Class A	3,549,409	293,572
	Encompass Health Corp.	3,156,826	291,533
*	Solventum Corp.	4,341,247	286,783
*	Exelixis Inc.	8,537,723	284,306
*	Penumbra Inc.	1,140,189	270,772
*	Henry Schein Inc.	3,900,392	269,907
*	Intra-Cellular Therapies Inc.	3,168,294	264,616
*	HealthEquity Inc.	2,744,485	263,333
*	Medpace Holdings Inc.	781,572	259,662
	Teleflex Inc.	1,453,591	258,710
*	Masimo Corp.	1,517,627	250,864
	Chemed Corp.	472,563	250,364
*	Glaukos Corp.	1,647,453	247,019
*	Repligen Corp.	1,669,074	240,247
*	REVOLUTION Medicines Inc.	5,449,512	238,362
	Ensign Group Inc.	1,788,501	237,620
*	Jazz Pharmaceuticals plc	1,789,465	220,373
*	Bio-Rad Laboratories Inc. Class A	609,636	200,272
	Bruker Corp.	3,326,721	195,012
*	Lantheus Holdings Inc.	2,173,718	194,461
*	DaVita Inc.	1,287,303	192,516
*	Halozyme Therapeutics Inc.	3,997,939	191,141
*	Elanco Animal Health Inc.	15,490,560	187,591
*	Doximity Inc. Class A	3,433,108	183,294
*	Cytokinetics Inc.	3,724,061	175,180
*	Roivant Sciences Ltd.	14,708,349	174,000
*	Inspire Medical Systems Inc.	936,849	173,673
*	Blueprint Medicines Corp.	1,983,976	173,042
*	Merit Medical Systems Inc.	1,738,399	168,138
*	Ionis Pharmaceuticals Inc.	4,789,271	167,433
*	Madrigal Pharmaceuticals Inc.	515,684	159,125
*	Alkermes plc	5,118,847	147,218
*	RadNet Inc.	2,076,547	145,026
*	Crinetics Pharmaceuticals Inc.	2,812,517	143,804
*	Corcept Therapeutics Inc.	2,804,631	141,325
*	Integer Holdings Corp.	1,045,354	138,530
*,1	Viking Therapeutics Inc.	3,302,787	132,904
*	Bridgebio Pharma Inc.	4,824,785	132,392
*	TG Therapeutics Inc.	4,373,988	131,657
*	PROCEPT BioRobotics Corp.	1,633,159	131,502
*	Krystal Biotech Inc.	819,020	128,308
*	Hims & Hers Health Inc.	5,272,014	127,477
*	Option Care Health Inc.	5,363,253	124,427
*	Haemonetics Corp.	1,593,314	124,406
*	Prestige Consumer Healthcare Inc.	1,561,602	121,946
	DENTSPLY SIRONA Inc.	6,350,694	120,536
	Organon & Co.	8,066,365	120,350
*	ADMA Biologics Inc.	7,002,045	120,085
*	Ultragenyx Pharmaceutical Inc.	2,759,909	116,109
24

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Scholar Rock Holding Corp.	2,664,977	115,180
*	Nuvalent Inc. Class A	1,460,695	114,343
*	Guardant Health Inc.	3,665,066	111,968
*	ICU Medical Inc.	720,488	111,798
*	Acadia Healthcare Co. Inc.	2,764,370	109,607
	Perrigo Co. plc	4,244,249	109,120
*	PTC Therapeutics Inc.	2,405,586	108,588
*	Rhythm Pharmaceuticals Inc.	1,911,581	107,010
*	Axsome Therapeutics Inc.	1,243,728	105,232
*	Apellis Pharmaceuticals Inc.	3,295,133	105,148
*	Arcellx Inc.	1,358,967	104,219
*	Envista Holdings Corp.	5,337,048	102,952
*	Avidity Biosciences Inc.	3,530,181	102,658
*	Novocure Ltd.	3,389,411	101,004
*	CorVel Corp.	891,800	99,222
*	Veracyte Inc.	2,420,742	95,861
*	Biohaven Ltd.	2,510,716	93,775
*	Amedisys Inc.	1,024,985	93,058
*	iRhythm Technologies Inc.	975,383	87,950
*	Amicus Therapeutics Inc.	9,298,151	87,589
*	QuidelOrtho Corp.	1,905,318	84,882
*	Neogen Corp.	6,897,012	83,730
*	Vericel Corp.	1,514,247	83,147
*	SpringWorks Therapeutics Inc.	2,277,609	82,290
*	Twist Bioscience Corp.	1,744,393	81,062
*	Inari Medical Inc.	1,545,721	78,909
*,1	Recursion Pharmaceuticals Inc. Class A	11,586,941	78,328
	Patterson Cos. Inc.	2,499,613	77,138
*	Enovis Corp.	1,754,525	76,989
*	Denali Therapeutics Inc.	3,721,573	75,846
*	Tandem Diabetes Care Inc.	2,063,058	74,311
*	Catalyst Pharmaceuticals Inc.	3,522,993	73,525
*	Protagonist Therapeutics Inc.	1,857,777	71,710
*	ACADIA Pharmaceuticals Inc.	3,848,927	70,628
*	Addus HomeCare Corp.	558,775	70,042
*	Ideaya Biosciences Inc.	2,705,788	69,539
*	Arrowhead Pharmaceuticals Inc.	3,663,147	68,867
[1]	Concentra Group Holdings Parent Inc.	3,419,098	67,630
*	Edgewise Therapeutics Inc.	2,518,807	67,252
*	Sotera Health Co.	4,893,457	66,942
	CONMED Corp.	972,936	66,588
	Premier Inc. Class A	3,092,589	65,563
*	NeoGenomics Inc.	3,951,570	65,122
*	Warby Parker Inc. Class A	2,667,981	64,592
*	Omnicell Inc.	1,444,146	64,293
*	Iovance Biotherapeutics Inc.	8,609,396	63,710
*	Janux Therapeutics Inc.	1,181,944	63,281
*	Geron Corp.	17,845,624	63,174
*	Tarsus Pharmaceuticals Inc.	1,137,675	62,993
*	Azenta Inc.	1,255,328	62,766
*	Vera Therapeutics Inc. Class A	1,475,166	62,385
*	Dyne Therapeutics Inc.	2,631,683	62,002
*	TransMedics Group Inc.	991,213	61,802
*,1	Summit Therapeutics Inc.	3,453,437	61,627
*	Ligand Pharmaceuticals Inc.	574,980	61,609
*	Kymera Therapeutics Inc.	1,529,624	61,537
*	Privia Health Group Inc.	3,131,112	61,213
	Select Medical Holdings Corp.	3,245,407	61,176
*	Waystar Holding Corp.	1,640,999	60,225
*	Supernus Pharmaceuticals Inc.	1,657,813	59,947
*	Agios Pharmaceuticals Inc.	1,769,043	58,131
*	Beam Therapeutics Inc.	2,309,934	57,286
	LeMaitre Vascular Inc.	618,669	57,004
*	UFP Technologies Inc.	227,626	55,657
*	CG oncology Inc.	1,886,520	54,105
*	Apogee Therapeutics Inc.	1,192,122	54,003
*	Akero Therapeutics Inc.	1,937,121	53,891
*	Mirum Pharmaceuticals Inc.	1,301,551	53,819
*	Dynavax Technologies Corp.	4,138,529	52,849
*	MannKind Corp.	8,205,020	52,758
25

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Celldex Therapeutics Inc.	2,081,251	52,593
*	Fortrea Holdings Inc.	2,782,631	51,896
*	Immunovant Inc.	2,076,943	51,446
*	Surgery Partners Inc.	2,403,773	50,888
*	Soleno Therapeutics Inc.	1,128,391	50,721
*	Xencor Inc.	2,155,693	49,538
*	BioCryst Pharmaceuticals Inc.	6,495,784	48,848
*	Harmony Biosciences Holdings Inc.	1,417,222	48,767
*	Teladoc Health Inc.	5,309,509	48,263
*	Travere Therapeutics Inc.	2,711,197	47,229
	National HealthCare Corp.	427,723	46,006
*	Integra LifeSciences Holdings Corp.	2,026,859	45,969
*	10X Genomics Inc. Class A	3,182,449	45,700
*	Arcutis Biotherapeutics Inc.	3,269,949	45,550
*	AtriCure Inc.	1,442,381	44,079
*	Praxis Precision Medicines Inc.	562,188	43,266
*	Phreesia Inc.	1,715,557	43,163
*	Nurix Therapeutics Inc.	2,286,814	43,084
*	Viridian Therapeutics Inc.	2,219,440	42,547
*	Amphastar Pharmaceuticals Inc.	1,131,500	42,013
*	Astrana Health Inc.	1,328,789	41,897
*	Progyny Inc.	2,415,168	41,662
	US Physical Therapy Inc.	469,219	41,624
*	Certara Inc.	3,797,887	40,448
*	GeneDx Holdings Corp. Class A	521,116	40,053
*	Ocular Therapeutix Inc.	4,643,156	39,653
	Embecta Corp.	1,878,178	38,784
*	Evolent Health Inc. Class A	3,440,072	38,701
*	Spyre Therapeutics Inc.	1,660,257	38,651
*,1	Novavax Inc.	4,786,883	38,487
*	RxSight Inc.	1,115,524	38,352
*	STAAR Surgical Co.	1,548,161	37,605
*	Myriad Genetics Inc.	2,671,073	36,620
*	Arvinas Inc.	1,906,825	36,554
*	BioLife Solutions Inc.	1,379,556	35,813
*	Artivion Inc.	1,252,636	35,813
*	Ardelyx Inc.	7,046,229	35,724
*	Pediatrix Medical Group Inc.	2,717,601	35,655
*	Intellia Therapeutics Inc.	3,042,143	35,471
*	Clover Health Investments Corp. Class A	11,130,229	35,060
*	Disc Medicine Inc.	552,722	35,043
*	Amneal Pharmaceuticals Inc.	4,364,427	34,566
*	CareDx Inc.	1,576,954	33,763
*	Syndax Pharmaceuticals Inc.	2,552,448	33,743
*	MiMedx Group Inc.	3,465,525	33,338
*	Alignment Healthcare Inc.	2,957,691	33,274
*	Rocket Pharmaceuticals Inc.	2,621,765	32,956
*	Harrow Inc.	978,489	32,828
*	ANI Pharmaceuticals Inc.	579,994	32,062
*	Owens & Minor Inc.	2,288,933	29,916
*	Avadel Pharmaceuticals plc ADR	2,813,739	29,572
*	Brookdale Senior Living Inc.	5,810,586	29,227
*	Innoviva Inc.	1,669,209	28,961
*	Day One Biopharmaceuticals Inc.	2,263,367	28,677
*	Collegium Pharmaceutical Inc.	979,172	28,053
*	Alphatec Holdings Inc.	3,042,267	27,928
*	AdaptHealth Corp. Class A	2,915,834	27,759
*	Zymeworks Inc.	1,889,307	27,659
*,1	Anavex Life Sciences Corp.	2,534,500	27,221
*	BrightSpring Health Services Inc.	1,576,302	26,844
*	Healthcare Services Group Inc.	2,309,679	26,827
*	Pacira BioSciences Inc.	1,376,593	25,935
*	Cogent Biosciences Inc.	3,291,179	25,671
*	Pennant Group Inc.	963,186	25,544
*	Adaptive Biotechnologies Corp.	4,228,118	25,348
*	Vir Biotechnology Inc.	3,440,500	25,253
*,1	Enliven Therapeutics Inc.	1,120,693	25,216
*	Avid Bioservices Inc.	2,001,165	24,714
*	Neumora Therapeutics Inc.	2,321,231	24,605
	HealthStream Inc.	770,118	24,490
26

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	89bio Inc.	3,079,371	24,081
*	Replimune Group Inc.	1,988,148	24,076
*	Kura Oncology Inc.	2,753,080	23,979
*	Nuvation Bio Inc.	8,958,293	23,829
*	Pliant Therapeutics Inc.	1,790,694	23,583
*	Arcus Biosciences Inc.	1,582,686	23,566
[1]	LENZ Therapeutics Inc.	811,477	23,427
*	Liquidia Corp.	1,991,799	23,424
*	Avanos Medical Inc.	1,446,209	23,024
*	Kiniksa Pharmaceuticals International plc Class A	1,156,154	22,869
*	LifeStance Health Group Inc.	3,019,867	22,256
*	Castle Biosciences Inc.	830,645	22,137
*	Cytek Biosciences Inc.	3,366,975	21,852
*	Axogen Inc.	1,309,835	21,586
[1]	Oruka Therapeutics Inc.	1,086,113	21,060
*,1	ARS Pharmaceuticals Inc.	1,991,026	21,005
*	Poseida Therapeutics Inc. Class A	2,186,471	20,990
*,1	ArriVent Biopharma Inc.	785,309	20,921
*	Maravai LifeSciences Holdings Inc. Class A	3,695,190	20,139
*	Relay Therapeutics Inc.	4,857,680	20,014
*	Orthofix Medical Inc.	1,124,943	19,642
*	Varex Imaging Corp.	1,292,736	18,861
*	Evolus Inc.	1,686,692	18,621
*	Ironwood Pharmaceuticals Inc. Class A	4,191,309	18,568
*	agilon health Inc.	9,705,994	18,441
*	Cullinan Therapeutics Inc.	1,474,744	17,962
*	Erasca Inc.	7,113,285	17,854
*	Stoke Therapeutics Inc.	1,574,196	17,363
*,1	Paragon 28 Inc.	1,672,043	17,272
*,1	Cargo Therapeutics Inc.	1,193,141	17,205
*	SI-BONE Inc.	1,222,195	17,135
*,1	Dianthus Therapeutics Inc.	785,319	17,120
*,1	Omeros Corp.	1,732,641	17,118
*	Surmodics Inc.	422,044	16,713
*,1	Capricor Therapeutics Inc.	1,190,276	16,426
*,1	Altimmune Inc.	2,236,903	16,128
*	PACS Group Inc.	1,228,628	16,107
*,1	Standard BioTools Inc.	9,171,532	16,050
*	Arbutus Biopharma Corp.	4,871,015	15,928
*,1	Immunome Inc.	1,489,444	15,818
*	Keros Therapeutics Inc.	980,145	15,516
*	Annexon Inc.	3,009,244	15,437
*	ORIC Pharmaceuticals Inc.	1,883,313	15,198
*	Savara Inc.	4,941,520	15,170
*	Entrada Therapeutics Inc.	870,971	15,059
*	Emergent BioSolutions Inc.	1,572,846	15,036
*,1	GRAIL Inc.	830,661	14,827
*,1	EyePoint Pharmaceuticals Inc.	1,988,745	14,816
*,1	ImmunityBio Inc.	5,732,605	14,675
*,1	Humacyte Inc.	2,901,715	14,654
*,1	Pacific Biosciences of California Inc.	8,007,247	14,653
	iRadimed Corp.	260,303	14,317
*	Xeris Biopharma Holdings Inc.	4,220,661	14,308
*,1	CorMedix Inc.	1,762,399	14,275
*	Astria Therapeutics Inc.	1,562,933	13,973
*,1	Butterfly Network Inc.	4,381,447	13,670
*,1	Esperion Therapeutics Inc.	6,179,587	13,595
	Phibro Animal Health Corp. Class A	642,414	13,491
*	Monte Rosa Therapeutics Inc.	1,921,301	13,334
*,1	Septerna Inc.	579,607	13,273
*	Tourmaline Bio Inc.	647,381	13,129
*,1	Zevra Therapeutics Inc.	1,573,299	13,121
*,1	OPKO Health Inc.	8,779,750	12,906
*,1	Phathom Pharmaceuticals Inc.	1,588,583	12,899
*	Celcuity Inc.	984,559	12,888
*	Health Catalyst Inc.	1,808,092	12,783
*	ClearPoint Neuro Inc.	804,249	12,369
*	Arcturus Therapeutics Holdings Inc.	724,722	12,299
*	Tactile Systems Technology Inc.	716,618	12,276
*	Quanterix Corp.	1,148,775	12,211
27

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Enhabit Inc.	1,549,354	12,100
*	Zimvie Inc.	862,529	12,032
*,1	Verve Therapeutics Inc.	2,130,793	12,018
*,1	Ginkgo Bioworks Holdings Inc. Class A	1,214,456	11,926
*	KalVista Pharmaceuticals Inc.	1,398,334	11,844
*	Community Health Systems Inc.	3,939,419	11,779
*	MaxCyte Inc.	2,811,462	11,696
*	OrthoPediatrics Corp.	498,064	11,545
*	Terns Pharmaceuticals Inc.	2,072,036	11,479
*	Akebia Therapeutics Inc.	5,945,188	11,296
*	ChromaDex Corp.	2,123,415	11,265
*	Fulgent Genetics Inc.	604,635	11,168
*,1	Bicara Therapeutics Inc.	636,555	11,089
*	Tectonic Therapeutic Inc.	238,646	11,018
*	GoodRx Holdings Inc. Class A	2,366,372	11,004
*	AngioDynamics Inc.	1,198,947	10,982
*	Talkspace Inc.	3,524,694	10,891
*,1	DocGo Inc.	2,560,873	10,858
*	Treace Medical Concepts Inc.	1,458,503	10,851
*	Bioventus Inc. Class A	1,031,474	10,830
*	REGENXBIO Inc.	1,400,445	10,825
*,1	Ceribell Inc.	412,779	10,683
	National Research Corp.	589,022	10,390
*,1	Avita Medical Inc.	800,719	10,249
*	Theravance Biopharma Inc.	1,075,511	10,121
*	Chimerix Inc.	2,890,948	10,061
*,1	Pulse Biosciences Inc.	571,482	9,950
*	Codexis Inc.	2,075,798	9,902
*	Kodiak Sciences Inc.	982,015	9,771
*	Voyager Therapeutics Inc.	1,713,895	9,718
*,1	Contineum Therapeutics Inc. Class A	661,883	9,697
*	Tyra Biosciences Inc.	695,718	9,670
*	Mineralys Therapeutics Inc.	784,649	9,659
*,1	Olema Pharmaceuticals Inc.	1,630,966	9,509
*	Sage Therapeutics Inc.	1,711,679	9,294
*,1	Trevi Therapeutics Inc.	2,244,649	9,248
*	Rigel Pharmaceuticals Inc.	548,780	9,230
*,1	OmniAb Inc.	2,594,464	9,184
*,1	Allogene Therapeutics Inc.	4,278,056	9,112
*,1	Eton Pharmaceuticals Inc.	681,717	9,080
*	Revance Therapeutics Inc.	2,969,310	9,027
*,1	Korro Bio Inc.	235,299	8,958
*	Delcath Systems Inc.	743,773	8,955
*,1	Semler Scientific Inc.	164,958	8,908
*,1	AnaptysBio Inc.	668,946	8,857
*	TruBridge Inc.	448,694	8,848
*	Aldeyra Therapeutics Inc.	1,758,714	8,776
*	Fulcrum Therapeutics Inc.	1,852,255	8,706
*,1	Upstream Bio Inc.	528,582	8,690
*,1	Jasper Therapeutics Inc.	401,219	8,578
*	4D Molecular Therapeutics Inc.	1,537,368	8,563
*	Aquestive Therapeutics Inc.	2,404,170	8,559
*	Cerus Corp.	5,535,900	8,525
*,1	Corvus Pharmaceuticals Inc.	1,581,761	8,462
*,1	Taysha Gene Therapies Inc.	4,847,719	8,387
*	Aura Biosciences Inc.	1,019,999	8,384
*	Vanda Pharmaceuticals Inc.	1,742,646	8,347
*,1	Quantum-Si Inc.	3,017,586	8,147
*	Y-mAbs Therapeutics Inc.	1,040,061	8,144
*	OraSure Technologies Inc.	2,201,925	7,949
*	Atea Pharmaceuticals Inc.	2,363,327	7,917
*	Pulmonx Corp.	1,161,671	7,888
*	NeuroPace Inc.	700,523	7,839
*,1	Neurogene Inc.	336,471	7,692
*	Accolade Inc.	2,213,022	7,569
*	Eledon Pharmaceuticals Inc.	1,833,198	7,553
*	Candel Therapeutics Inc.	866,650	7,523
*	Electromed Inc.	253,800	7,500
*	aTyr Pharma Inc.	2,065,835	7,478
*,1	C4 Therapeutics Inc.	2,073,235	7,464
28

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	SIGA Technologies Inc.	1,236,605	7,432
*,1	Inhibikase Therapeutics Inc.	2,277,400	7,402
*,1	MBX Biosciences Inc.	400,645	7,384
*,1	Ocugen Inc.	9,074,589	7,305
*	Rezolute Inc.	1,488,601	7,294
*	Viemed Healthcare Inc.	908,456	7,286
*	Anika Therapeutics Inc.	439,412	7,233
*	ACELYRIN Inc.	2,295,657	7,208
*,1	Heron Therapeutics Inc.	4,683,800	7,166
*,1	Senseonics Holdings Inc.	13,463,877	7,047
*,1	Absci Corp.	2,680,574	7,023
*,1	Aveanna Healthcare Holdings Inc.	1,520,296	6,948
*	CVRx Inc.	544,348	6,897
*	Abeona Therapeutics Inc.	1,232,465	6,865
*,1	Sana Biotechnology Inc.	4,194,546	6,837
*	Tango Therapeutics Inc.	2,203,951	6,810
*	Inogen Inc.	733,584	6,727
*	XOMA Royalty Corp.	252,910	6,646
*	iTeos Therapeutics Inc.	855,645	6,571
*	MacroGenics Inc.	1,974,134	6,416
	Utah Medical Products Inc.	103,968	6,391
*,1	Verastem Inc.	1,218,648	6,300
*,1	Gossamer Bio Inc.	6,764,312	6,119
*,1	Prime Medicine Inc.	2,095,110	6,118
*,1	Precigen Inc.	5,453,567	6,108
*	Sangamo Therapeutics Inc.	5,985,161	6,105
*	Personalis Inc.	1,035,587	5,986
*	Accuray Inc.	2,983,435	5,907
*,1	Cardiff Oncology Inc.	1,350,088	5,859
*,1	Zynex Inc.	711,988	5,703
*,1	Lifecore Biomedical Inc.	759,293	5,642
*	Amylyx Pharmaceuticals Inc.	1,482,532	5,604
*	Myomo Inc.	866,170	5,578
*,1	Sera Prognostics Inc. Class A	684,412	5,571
*,1	Rapport Therapeutics Inc.	310,893	5,515
*,1	Artiva Biotherapeutics Inc.	540,173	5,445
*,1	Protara Therapeutics Inc.	1,023,901	5,406
*	Perspective Therapeutics Inc.	1,694,586	5,406
*	Nektar Therapeutics Class A	5,724,732	5,324
*	Third Harmonic Bio Inc.	517,116	5,321
*	InfuSystem Holdings Inc.	627,608	5,303
*	Biote Corp. Class A	850,427	5,256
*	Aclaris Therapeutics Inc.	2,115,428	5,246
*	Inhibrx Biosciences Inc.	337,352	5,195
*,1	Zenas Biopharma Inc.	630,605	5,165
*	Larimar Therapeutics Inc.	1,305,372	5,052
*,1	Fate Therapeutics Inc.	3,049,285	5,031
*,1	ProKidney Corp. Class A	2,969,235	5,018
*,1	Fennec Pharmaceuticals Inc.	793,418	5,014
*	Joint Corp.	469,145	4,987
*	Mersana Therapeutics Inc.	3,470,892	4,963
*	Design Therapeutics Inc.	800,901	4,942
*	Zentalis Pharmaceuticals Inc.	1,579,228	4,785
*	Coherus Biosciences Inc.	3,434,698	4,740
*,1	Vaxart Inc.	7,158,987	4,740
*	Organogenesis Holdings Inc. Class A	1,460,444	4,673
*	LifeMD Inc.	932,528	4,616
*	Pro-Dex Inc.	98,013	4,582
*,1	Foghorn Therapeutics Inc.	962,180	4,541
*,1	2seventy bio Inc.	1,526,000	4,486
*,1	OnKure Therapeutics Inc. Class A	521,311	4,483
*	Alector Inc.	2,365,571	4,471
*	Sutro Biopharma Inc.	2,415,594	4,445
*,1	Multiplan Corp.	299,782	4,431
*	Inozyme Pharma Inc.	1,557,862	4,315
*,1	Caribou Biosciences Inc.	2,701,894	4,296
*,1	KORU Medical Systems Inc.	1,115,375	4,294
*	FONAR Corp.	283,133	4,287
*,1	Corbus Pharmaceuticals Holdings Inc.	362,220	4,274
*	TScan Therapeutics Inc.	1,370,394	4,166
29

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Nevro Corp.	1,114,786	4,147
*,1	Alumis Inc.	516,680	4,061
*	DiaMedica Therapeutics Inc.	747,198	4,057
*,1	scPharmaceuticals Inc.	1,138,835	4,031
*	ModivCare Inc.	336,149	3,980
*,1	Regulus Therapeutics Inc.	2,501,083	3,952
*,1	Zomedica Corp.	32,910,416	3,949
*	Ventyx Biosciences Inc.	1,777,604	3,893
*	Puma Biotechnology Inc.	1,271,564	3,878
*,1	Lexicon Pharmaceuticals Inc.	5,147,609	3,802
*	Compass Therapeutics Inc.	2,612,365	3,788
*,1	Stereotaxis Inc.	1,652,361	3,767
*	Atossa Therapeutics Inc.	3,939,441	3,719
*	Seer Inc. Class A	1,582,055	3,655
*,1	Cartesian Therapeutics Inc.	202,634	3,629
*	Enanta Pharmaceuticals Inc.	629,597	3,620
*,1	Achieve Life Sciences Inc.	1,027,821	3,618
*,1	Nkarta Inc.	1,451,558	3,614
*	Lyell Immunopharma Inc.	5,640,251	3,610
	Acme United Corp.	95,934	3,581
*	RCM Technologies Inc.	159,719	3,539
*	Biodesix Inc.	2,297,112	3,515
*	Vistagen Therapeutics Inc.	1,188,817	3,507
*,1	X4 Pharmaceuticals Inc.	4,773,053	3,502
*,1	Checkpoint Therapeutics Inc.	1,092,798	3,497
*,1	Sensus Healthcare Inc.	504,931	3,494
*,1	Sagimet Biosciences Inc. Class A	763,985	3,438
*,1	Telomir Pharmaceuticals Inc.	833,230	3,433
*,1	Solid Biosciences Inc.	854,682	3,419
*,1	Sonida Senior Living Inc.	146,334	3,377
*,1	Lexeo Therapeutics Inc.	507,158	3,337
*	Tela Bio Inc.	1,103,690	3,333
*	Editas Medicine Inc.	2,591,876	3,292
*,1	Cidara Therapeutics Inc.	121,550	3,267
*,1	Seres Therapeutics Inc.	3,856,440	3,205
*	Coya Therapeutics Inc.	556,780	3,190
*	Cabaletta Bio Inc.	1,401,191	3,181
*,1	Sanara Medtech Inc.	95,714	3,178
*	Sight Sciences Inc.	870,861	3,170
*,1	Inotiv Inc.	760,738	3,149
*,1	Alto Neuroscience Inc.	721,236	3,051
*,1	Cassava Sciences Inc.	1,283,511	3,029
*,1	Kyverna Therapeutics Inc.	806,417	3,016
*,1	Tenaya Therapeutics Inc.	2,064,246	2,952
*	Nautilus Biotechnology Inc.	1,745,090	2,932
*	Black Diamond Therapeutics Inc.	1,329,831	2,846
*	Allakos Inc.	2,340,161	2,832
*	Orchestra BioMed Holdings Inc.	698,140	2,793
*,1	Renovaro Inc.	3,341,900	2,792
*,1	Biomea Fusion Inc.	711,773	2,762
*,1	IGM Biosciences Inc.	448,609	2,741
*	Adverum Biotechnologies Inc.	586,245	2,738
*	Context Therapeutics Inc.	2,605,700	2,736
*	Harvard Bioscience Inc.	1,261,693	2,662
*,1	Applied Therapeutics Inc.	3,104,435	2,658
*,1	Aligos Therapeutics Inc.	66,079	2,633
*	Immunic Inc.	2,629,603	2,630
*	American Well Corp. Class A	358,382	2,598
*,1	Assertio Holdings Inc.	2,927,352	2,550
*,1	Alpha Teknova Inc.	303,047	2,530
*,1	CytomX Therapeutics Inc.	2,455,462	2,529
*	LENSAR Inc.	282,930	2,529
*	Innovage Holding Corp.	630,750	2,479
*	OptimizeRx Corp.	506,691	2,463
*,1	XBiotech Inc.	623,356	2,462
*	Acrivon Therapeutics Inc.	407,485	2,453
*,1	Bluebird Bio Inc.	293,122	2,445
*	Karyopharm Therapeutics Inc.	3,421,515	2,314
*	PMV Pharmaceuticals Inc.	1,524,487	2,302
*	Lineage Cell Therapeutics Inc.	4,416,552	2,219
30

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Nutex Health Inc.	68,568	2,173
*	Leap Therapeutics Inc.	754,737	2,170
*	Anixa Biosciences Inc.	927,841	2,153
*,1	Hyperfine Inc. Class A	2,390,349	2,104
*	Elutia Inc. Class A	555,046	2,076
*,1	Genelux Corp.	873,800	2,062
*,1	Inmune Bio Inc.	434,271	2,028
*,1	Fractyl Health Inc.	981,758	2,022
*,1	Akoya Biosciences Inc.	882,321	2,021
*,1	Champions Oncology Inc.	235,738	2,020
*,1	Pyxis Oncology Inc.	1,294,689	2,020
*,1	Metagenomi Inc.	559,115	2,018
*	Adicet Bio Inc.	2,072,101	1,993
*	Acumen Pharmaceuticals Inc.	1,146,316	1,972
*,1	Reviva Pharmaceuticals Holdings Inc.	1,059,785	1,918
*,1	Clearside Biomedical Inc.	1,970,683	1,872
*	Outset Medical Inc.	1,647,932	1,829
*,1	PepGen Inc.	482,711	1,829
*	Assembly Biosciences Inc.	114,782	1,811
*,1	Agenus Inc.	654,905	1,794
*,1	AirSculpt Technologies Inc.	341,234	1,771
*,1	SELLAS Life Sciences Group Inc.	1,691,158	1,759
*	908 Devices Inc.	792,157	1,743
*	Ikena Oncology Inc.	1,051,228	1,724
*,1	Greenwich Lifesciences Inc.	153,459	1,723
*	Ovid therapeutics Inc.	1,792,791	1,674
*	ElectroCore Inc.	102,775	1,666
*,1	Annovis Bio Inc.	330,507	1,662
*,1	PDS Biotechnology Corp.	1,017,177	1,658
*,1	RAPT Therapeutics Inc.	1,048,758	1,657
*,1	Rockwell Medical Inc.	811,895	1,656
*	Generation Bio Co.	1,557,423	1,651
*,1	ALX Oncology Holdings Inc.	984,586	1,644
*	Instil Bio Inc.	85,903	1,640
*,1	Galectin Therapeutics Inc.	1,247,562	1,609
*,1	Atara Biotherapeutics Inc.	120,258	1,601
*	Apyx Medical Corp.	1,010,818	1,597
*	Shattuck Labs Inc.	1,314,560	1,591
*,1	Immuneering Corp. Class A	722,788	1,590
*,1	Quince Therapeutics Inc.	847,959	1,586
*,1	Scilex Holding Co.	3,712,119	1,583
*	Aadi Bioscience Inc.	499,926	1,577
*,1	Climb Bio Inc.	876,321	1,577
*	Mural Oncology plc	482,632	1,554
*	FibroGen Inc.	2,916,871	1,544
*	Vor BioPharma Inc.	1,385,613	1,538
*	HilleVax Inc.	736,127	1,524
*,1	23andMe Holding Co. Class A	467,301	1,519
*,1	Inovio Pharmaceuticals Inc.	818,817	1,498
*	Cue Biopharma Inc.	1,347,078	1,468
*	Milestone Scientific Inc.	1,482,454	1,423
*	SCYNEXIS Inc.	1,169,372	1,415
*	iCAD Inc.	771,983	1,413
*	Neuronetics Inc.	849,497	1,368
*,1	Skye Bioscience Inc.	477,100	1,350
*	Exagen Inc.	326,266	1,338
*,1	Century Therapeutics Inc.	1,314,621	1,328
*	Invivyd Inc.	2,946,450	1,306
*	enVVeno Medical Corp.	418,536	1,264
*	Kezar Life Sciences Inc.	187,756	1,262
*	Kronos Bio Inc.	1,318,872	1,253
*	VYNE Therapeutics Inc.	373,319	1,251
*	Vicarious Surgical Inc. Class A	95,077	1,251
*,1	Nuvectis Pharma Inc.	231,040	1,250
*,1	TriSalus Life Sciences Inc.	248,877	1,247
*	HeartBeam Inc.	537,089	1,235
*,1	Vigil Neuroscience Inc.	710,140	1,207
*	Aerovate Therapeutics Inc.	454,295	1,204
*	Spero Therapeutics Inc.	1,166,116	1,201
*	Modular Medical Inc.	876,658	1,201
31

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	CytoSorbents Corp.	1,302,216	1,185
*	Werewolf Therapeutics Inc.	800,282	1,184
*	Actinium Pharmaceuticals Inc.	938,633	1,183
*	Optinose Inc.	176,434	1,179
*,1	Tempus AI Inc. Class A	34,513	1,165
*	Immix Biopharma Inc.	499,290	1,098
*	Forian Inc.	507,760	1,046
*	Dyadic International Inc.	596,383	1,044
*	AN2 Therapeutics Inc.	749,421	1,034
*,1	Elicio Therapeutics Inc.	203,476	997
*,1	CareCloud Inc.	266,292	975
*,1	CalciMedica Inc.	273,016	966
*	Co-Diagnostics Inc.	1,276,024	957
*,1	Fortress Biotech Inc.	470,544	953
*,1	Marinus Pharmaceuticals Inc.	1,730,190	926
*,1	Elevation Oncology Inc.	1,635,650	920
*,1	Prelude Therapeutics Inc.	720,427	919
*,1	Verrica Pharmaceuticals Inc.	1,297,961	909
*,1	SAB Biotherapeutics Inc.	232,567	888
*	Grace Therapeutics Inc.	225,000	857
	Enzo Biochem Inc.	1,187,908	849
*	Passage Bio Inc.	1,496,581	849
*,1	NeueHealth Inc.	114,269	848
*,4	Scilex Holding Co. (Acquired 1/23/23, Cost $19,536)	2,203,228	846
*,1	Outlook Therapeutics Inc.	442,511	836
*	Journey Medical Corp.	211,446	827
*	ImmuCell Corp.	158,957	819
*	Lantern Pharma Inc.	256,113	817
*,1	MAIA Biotechnology Inc.	406,359	805
*,1	Opus Genetics Inc.	675,815	804
*,1	Singular Genomics Systems Inc.	39,337	765
*	Allovir Inc.	1,771,721	744
*,1	Vivani Medical Inc.	636,702	739
*,1	BioAtla Inc.	1,217,064	720
*,1	Ardent Health Partners Inc.	41,970	717
*,1	Rani Therapeutics Holdings Inc. Class A	518,702	711
*,1	Cognition Therapeutics Inc.	1,009,905	708
	Cryo-Cell International Inc.	95,611	708
*	Xilio Therapeutics Inc.	739,563	706
*,1	Celularity Inc. Class A	337,262	702
*	Femasys Inc.	633,000	696
*	Cara Therapeutics Inc.	112,859	691
*	Lipocine Inc.	141,076	688
*,1	Surrozen Inc.	46,578	668
*	Cumberland Pharmaceuticals Inc.	280,820	666
*	Precision BioSciences Inc.	174,932	666
*,1	Citius Pharmaceuticals Inc.	165,584	662
*,1	Q32 Bio Inc.	190,796	656
*,1	CEL - SCI Corp.	1,613,825	645
*,1	Dare Bioscience Inc.	205,801	642
*	Xtant Medical Holdings Inc.	1,431,435	634
*	IRIDEX Corp.	376,944	633
*,1	Athira Pharma Inc.	1,072,638	629
*	Rallybio Corp.	636,278	611
*,1	Unicycive Therapeutics Inc.	765,000	608
*,1	CervoMed Inc.	255,642	598
*,1	Omega Therapeutics Inc.	779,100	581
*,1	Fibrobiologics Inc.	288,371	577
*	Curis Inc.	185,441	567
*	Boundless Bio Inc.	194,911	565
*	Durect Corp.	751,161	563
*	Rapid Micro Biosystems Inc. Class A	594,568	535
*,1	Clene Inc.	95,555	507
*,1	NanoViricides Inc.	352,189	504
*	MEI Pharma Inc.	201,106	495
*	Monogram Technologies Inc.	202,482	480
*,1	GlycoMimetics Inc.	1,925,297	479
*	Marker Therapeutics Inc.	153,473	477
*	Aprea Therapeutics Inc.	145,280	477
*,1	Palatin Technologies Inc.	426,848	474
32

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	NextCure Inc.	613,827	473
*	Bolt Biotherapeutics Inc.	861,868	461
*	Movano Inc.	82,253	460
*,1	vTv Therapeutics Inc. Class A	33,666	459
*	Accelerate Diagnostics Inc.	381,456	458
*	Relmada Therapeutics Inc.	851,916	443
*,1	Forte Biosciences Inc.	19,497	443
*,1	Carisma Therapeutics Inc.	1,045,284	438
*	Equillium Inc.	570,835	427
*,1	NRX Pharmaceuticals Inc.	193,423	426
*,1	Envoy Medical Inc.	279,033	410
*,1	Bionano Genomics Inc.	1,364,438	394
*,1	Oncology Institute Inc.	1,273,384	393
*,1	Microbot Medical Inc.	348,549	390
*	Minerva Neurosciences Inc.	175,805	390
*	UNITY Biotechnology Inc.	395,985	387
*	Cocrystal Pharma Inc.	191,359	387
*	Lisata Therapeutics Inc.	127,737	381
*,1	BioAge Labs Inc.	64,746	375
*,1	Oncocyte Corp.	154,885	369
*,1	Nutriband Inc.	78,102	368
*,1	Spectral AI Inc.	123,210	349
*	ProPhase Labs Inc.	454,645	344
*,1	Bioxcel Therapeutics Inc.	886,245	331
*,1	P3 Health Partners Inc.	1,448,893	326
*,1	Cellectar Biosciences Inc.	1,072,704	321
*	American Shared Hospital Services	100,218	320
*,1	Beyond Air Inc.	879,430	315
*,1	Acurx Pharmaceuticals Inc.	383,812	312
*,1	Lucid Diagnostics Inc.	366,924	300
*	Intensity Therapeutics Inc.	168,299	298
*	Retractable Technologies Inc.	421,212	290
*,1	Allurion Technologies Inc.	667,294	287
*	Hookipa Pharma Inc.	140,788	283
*	Spruce Biosciences Inc.	638,558	268
*	AIM ImmunoTech Inc.	1,311,599	260
*,1	Cyclo Therapeutics Inc.	437,611	258
*,1	Serina Therapeutics Inc. (XASE)	49,354	247
*,1	Ekso Bionics Holdings Inc.	400,887	245
*,1	IN8bio Inc.	952,487	245
*,1	Turnstone Biologics Corp.	495,069	245
*,1	Sensei Biotherapeutics Inc.	485,960	238
*	Armata Pharmaceuticals Inc.	124,134	230
*	AEON Biopharma Inc. Class A	414,900	224
*	TherapeuticsMD Inc.	249,657	215
*,1	bioAffinity Technologies Inc.	220,227	206
*,1	Senti Biosciences Inc. Class A	58,778	206
*	Lyra Therapeutics Inc.	992,543	205
*,1	Anebulo Pharmaceuticals Inc.	121,000	203
*,1	Precision Optics Corp. Inc.	40,990	198
*	Indaptus Therapeutics Inc.	229,197	193
*,1	Bullfrog AI Holdings Inc.	95,347	191
*,1	Synlogic Inc.	139,449	191
*	Nephros Inc.	129,656	189
*	KALA BIO Inc.	26,442	184
*	PharmaCyte Biotech Inc.	117,468	182
*	Strata Skin Sciences Inc.	59,324	171
*,1	CAMP4 Therapeutics Corp.	30,119	157
*,1	Aspira Women's Health Inc.	194,906	137
*	Impact BioMedical Inc.	94,019	136
*,1	Ocean Biomedical Inc.	243,673	135
*,1	BrainStorm Cell Therapeutics Inc.	50,717	115
*,1	NKGen Biotech Inc.	174,000	114
*,1	Dominari Holdings Inc.	111,013	111
*,1	Nexgel Inc.	24,449	109
*,1	MiNK Therapeutics Inc.	148,229	103
*,1	SeaStar Medical Holding Corp.	48,502	94
*	Talphera Inc.	159,612	84
*,1	BioVie Inc.	41,509	83
*	MetaVia Inc.	32,432	66
33

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	T2 Biosystems Inc.	154,814	65
*	Know Labs Inc.	231,486	40
*	Star Equity Holdings Inc.	17,171	39
*,1	Cutera Inc.	96,720	34
*,1	Neuraxis Inc.	10,236	24
*,1	Matinas BioPharma Holdings Inc.	46,769	24
*,1	Estrella Immunopharma Inc.	17,968	20
*,2	Aravive Inc.	368,501	—
*,2	OmniAb Inc. 12.5 Earnout	186,267	—
*,2	OmniAb Inc. 15 Earnout	186,267	—
			178,757,167
Industrials (12.5%)
	Visa Inc. Class A	53,746,806	16,986,141
	Mastercard Inc. Class A	25,693,435	13,529,392
	Accenture plc Class A	19,636,810	6,908,033
	Caterpillar Inc.	15,133,779	5,489,930
	General Electric Co.	32,221,906	5,374,292
	RTX Corp.	41,723,173	4,828,206
	Honeywell International Inc.	20,378,699	4,603,344
	American Express Co.	15,448,793	4,585,047
	Union Pacific Corp.	19,002,038	4,333,225
*	Boeing Co.	23,427,965	4,146,750
	Eaton Corp. plc	12,385,093	4,110,241
	Automatic Data Processing Inc.	12,777,708	3,740,418
*	Fiserv Inc.	17,813,144	3,659,176
	Lockheed Martin Corp.	7,430,655	3,610,852
	Deere & Co.	8,148,157	3,452,374
	United Parcel Service Inc. Class B	22,914,581	2,889,529
	GE Vernova Inc.	8,637,706	2,841,201
*	PayPal Holdings Inc.	31,417,595	2,681,492
	Trane Technologies plc	7,052,740	2,604,930
	Parker-Hannifin Corp.	4,032,167	2,564,579
	Sherwin-Williams Co.	7,104,754	2,415,119
	Illinois Tool Works Inc.	8,795,697	2,230,237
	Emerson Electric Co.	17,872,425	2,214,930
	3M Co.	17,060,892	2,202,391
	Northrop Grumman Corp.	4,566,336	2,142,936
	TransDigm Group Inc.	1,674,229	2,121,717
	Capital One Financial Corp.	11,344,923	2,023,027
	Cintas Corp.	10,737,045	1,961,658
	CSX Corp.	60,376,355	1,948,345
	FedEx Corp.	6,890,043	1,938,376
	General Dynamics Corp.	7,320,034	1,928,756
	Carrier Global Corp.	26,710,985	1,823,292
	PACCAR Inc.	16,425,999	1,708,632
	Norfolk Southern Corp.	7,085,467	1,662,959
	Johnson Controls International plc	20,749,202	1,637,735
	Cummins Inc.	4,297,740	1,498,192
*	Block Inc. Class A	17,548,533	1,491,450
	Quanta Services Inc.	4,624,893	1,461,697
	United Rentals Inc.	2,055,235	1,447,790
	WW Grainger Inc.	1,371,884	1,446,034
*	Fair Isaac Corp.	725,797	1,445,011
	Paychex Inc.	10,147,913	1,422,940
	Howmet Aerospace Inc.	12,731,593	1,392,454
	Fidelity National Information Services Inc.	16,861,694	1,361,919
*	Axon Enterprise Inc.	2,270,564	1,349,442
	AMETEK Inc.	7,250,161	1,306,914
	L3Harris Technologies Inc.	5,944,932	1,250,100
	Verisk Analytics Inc. Class A	4,426,061	1,219,070
	Otis Worldwide Corp.	12,517,809	1,159,274
	Ingersoll Rand Inc.	12,635,074	1,142,969
	Ferguson Enterprises Inc.	6,290,833	1,091,900
	Vulcan Materials Co.	4,133,723	1,063,318
	Old Dominion Freight Line Inc.	6,018,564	1,061,675
	Westinghouse Air Brake Technologies Corp.	5,392,364	1,022,338
	Rockwell Automation Inc.	3,544,526	1,012,990
	Equifax Inc.	3,880,018	988,823
	Martin Marietta Materials Inc.	1,912,497	987,805
34

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	DuPont de Nemours Inc.	11,767,929	897,305
	Dow Inc.	22,013,052	883,384
	Xylem Inc.	7,604,982	882,330
	Smurfit WestRock plc	16,326,522	879,346
*	Keysight Technologies Inc.	5,447,816	875,083
	PPG Industries Inc.	7,270,084	868,412
	Fortive Corp.	10,871,685	815,376
*	Mettler-Toledo International Inc.	660,898	808,728
	Dover Corp.	4,294,752	805,695
	Synchrony Financial	12,190,516	792,384
	Veralto Corp.	7,380,786	751,733
	Global Payments Inc.	6,391,018	716,177
	Hubbell Inc. Class B	1,679,340	703,459
*	Corpay Inc.	2,074,877	702,180
*	Teledyne Technologies Inc.	1,459,087	677,206
	EMCOR Group Inc.	1,443,173	655,056
	Packaging Corp. of America	2,803,985	631,261
*	Zebra Technologies Corp. Class A	1,617,986	624,899
	Lennox International Inc.	1,002,335	610,723
	HEICO Corp. Class A	3,149,231	586,009
	TransUnion	6,112,753	566,713
	Snap-on Inc.	1,640,127	556,790
*	Trimble Inc.	7,618,373	538,314
	Carlisle Cos. Inc.	1,419,428	523,542
	Jacobs Solutions Inc.	3,901,120	521,268
	Pentair plc	5,165,877	519,894
	Watsco Inc.	1,093,891	518,384
	Booz Allen Hamilton Holding Corp. Class A	4,011,792	516,318
*	Builders FirstSource Inc.	3,611,805	516,235
	Ball Corp.	9,353,322	515,649
	RPM International Inc.	4,050,425	498,445
	IDEX Corp.	2,362,636	494,476
	Masco Corp.	6,751,734	489,973
	Expeditors International of Washington Inc.	4,373,975	484,505
	Comfort Systems USA Inc.	1,112,720	471,860
	FTAI Aviation Ltd.	3,219,544	463,743
	Owens Corning	2,688,550	457,914
*	XPO Inc.	3,469,220	454,988
	Graco Inc.	5,311,282	447,688
	Textron Inc.	5,803,438	443,905
	AECOM	4,149,936	443,296
*	Affirm Holdings Inc. Class A	7,254,651	441,808
	JB Hunt Transport Services Inc.	2,519,992	430,062
	Curtiss-Wright Corp.	1,188,270	421,681
	Jack Henry & Associates Inc.	2,289,438	401,338
	Stanley Black & Decker Inc.	4,842,765	388,826
*	Saia Inc.	835,327	380,684
	ITT Inc.	2,545,246	363,665
	CH Robinson Worldwide Inc.	3,510,235	362,677
	Allegion plc	2,726,384	356,284
	nVent Electric plc	5,184,204	353,355
	Nordson Corp.	1,619,291	338,820
	Tetra Tech Inc.	8,397,286	334,548
	Lincoln Electric Holdings Inc.	1,762,022	330,326
	AptarGroup Inc.	2,089,772	328,303
	Regal Rexnord Corp.	2,063,944	320,180
	BWX Technologies Inc.	2,873,625	320,093
	Crown Holdings Inc.	3,728,767	308,332
	Woodward Inc.	1,847,309	307,429
*	Core & Main Inc. Class A	6,037,946	307,392
*	Rocket Lab USA Inc.	11,756,257	299,432
	Allison Transmission Holdings Inc.	2,700,219	291,786
	Applied Industrial Technologies Inc.	1,209,395	289,614
*	TopBuild Corp.	927,502	288,768
*	Generac Holdings Inc.	1,860,180	288,421
	Acuity Brands Inc.	970,297	283,453
	Advanced Drainage Systems Inc.	2,437,150	281,735
*	API Group Corp.	7,793,829	280,344
	WESCO International Inc.	1,544,501	279,493
	Fortune Brands Innovations Inc.	3,916,470	267,612
35

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Fluor Corp.	5,386,104	265,643
*	BILL Holdings Inc.	3,087,174	261,515
*	Paylocity Holding Corp.	1,303,710	260,051
	Graphic Packaging Holding Co.	9,481,727	257,524
	Eagle Materials Inc.	1,042,907	257,348
*	Chart Industries Inc.	1,347,039	257,069
	Toro Co.	3,200,481	256,359
	A O Smith Corp.	3,745,629	255,489
*	MasTec Inc.	1,874,654	255,215
	Donaldson Co. Inc.	3,781,492	254,683
*	ATI Inc.	4,473,576	246,226
	Knight-Swift Transportation Holdings Inc. Class A	4,572,216	242,510
	AAON Inc.	2,041,572	240,252
	Flowserve Corp.	4,114,630	236,674
	Genpact Ltd.	5,502,115	236,316
*	Axalta Coating Systems Ltd.	6,796,039	232,560
	Huntington Ingalls Industries Inc.	1,230,282	232,486
*	Trex Co. Inc.	3,348,472	231,145
	Crane Co.	1,519,462	230,578
*	Middleby Corp.	1,689,147	228,795
*	Shift4 Payments Inc. Class A	2,158,182	223,976
	Berry Global Group Inc.	3,443,829	222,712
	Simpson Manufacturing Co. Inc.	1,330,201	220,587
	MKS Instruments Inc.	2,111,429	220,412
*	WEX Inc.	1,248,746	218,930
	Robert Half Inc.	3,052,923	215,109
	Esab Corp.	1,792,645	215,010
*	FTI Consulting Inc.	1,122,336	214,512
*	ExlService Holdings Inc.	4,822,658	214,030
*	AZEK Co. Inc. Class A	4,496,659	213,456
	Louisiana-Pacific Corp.	1,989,188	205,980
*	SPX Technologies Inc.	1,390,300	202,316
*	Mohawk Industries Inc.	1,680,624	200,213
*	Beacon Roofing Supply Inc.	1,936,159	196,675
	Ryder System Inc.	1,253,137	196,567
	Badger Meter Inc.	923,082	195,804
*	Summit Materials Inc. Class A	3,862,065	195,420
	Oshkosh Corp.	2,053,272	195,205
	MSA Safety Inc.	1,175,366	194,840
	Armstrong World Industries Inc.	1,374,419	194,247
	Cognex Corp.	5,386,536	193,161
	Landstar System Inc.	1,114,904	191,607
	Valmont Industries Inc.	622,976	191,048
*	Kirby Corp.	1,789,469	189,326
*	Aurora Innovation Inc. Class A	29,913,516	188,455
	AGCO Corp.	1,993,522	186,354
	CSW Industrials Inc.	524,091	184,899
*	WillScot Holdings Corp.	5,518,795	184,604
	Littelfuse Inc.	773,825	182,352
*	Knife River Corp.	1,772,213	180,128
*	Modine Manufacturing Co.	1,550,618	179,763
	Federal Signal Corp.	1,932,282	178,524
	Moog Inc. Class A	902,529	177,654
	Watts Water Technologies Inc. Class A	860,905	175,022
	GATX Corp.	1,115,166	172,806
	Vontier Corp.	4,685,778	170,890
*	ACI Worldwide Inc.	3,288,062	170,683
	Herc Holdings Inc.	888,256	168,174
*	GXO Logistics Inc.	3,764,240	163,744
	HEICO Corp.	682,712	162,308
	Zurn Elkay Water Solutions Corp.	4,195,933	156,508
	Sealed Air Corp.	4,599,934	155,616
*	Itron Inc.	1,423,020	154,512
*	Sterling Infrastructure Inc.	914,639	154,071
*	Dycom Industries Inc.	874,292	152,179
	Sonoco Products Co.	3,095,031	151,192
	Air Lease Corp. Class A	3,115,140	150,181
*	Gates Industrial Corp. plc	7,229,989	148,721
	Arcosa Inc.	1,526,072	147,632
	Matson Inc.	1,056,290	142,430
36

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Maximus Inc.	1,902,105	141,992
	Boise Cascade Co.	1,192,794	141,775
	Exponent Inc.	1,581,416	140,904
	Belden Inc.	1,243,840	140,069
	Silgan Holdings Inc.	2,659,732	138,439
*	AeroVironment Inc.	888,661	136,756
*,1	Bloom Energy Corp. Class A	6,072,852	134,878
*	Euronet Worldwide Inc.	1,296,694	133,352
	Installed Building Products Inc.	756,122	132,510
	Brunswick Corp.	2,033,732	131,542
	Sensata Technologies Holding plc	4,748,993	130,122
	Kadant Inc.	367,032	126,622
*	Kratos Defense & Security Solutions Inc.	4,787,557	126,296
	John Bean Technologies Corp.	989,550	125,772
*	Spirit AeroSystems Holdings Inc. Class A	3,652,574	124,480
*	Construction Partners Inc. Class A	1,405,841	124,361
*	CBIZ Inc.	1,489,576	121,892
	Granite Construction Inc.	1,378,020	120,866
	Primoris Services Corp.	1,580,441	120,746
*	RXO Inc.	5,056,612	120,550
	Franklin Electric Co. Inc.	1,224,873	119,364
*	Verra Mobility Corp. Class A	4,932,034	119,257
	Brink's Co.	1,283,310	119,053
	EnerSys	1,272,599	117,626
*,1	Joby Aviation Inc.	14,358,577	116,735
	HB Fuller Co.	1,694,508	114,345
	Enpro Inc.	654,286	112,832
	Western Union Co.	10,583,628	112,186
*	ASGN Inc.	1,328,518	110,719
	Mueller Water Products Inc. Class A	4,906,339	110,393
*	Mirion Technologies Inc. Class A	6,286,623	109,702
	Korn Ferry	1,620,516	109,304
	ESCO Technologies Inc.	812,616	108,249
	MSC Industrial Direct Co. Inc. Class A	1,421,778	106,193
*	GMS Inc.	1,247,323	105,810
*	Amentum Holdings Inc.	4,980,061	104,731
*	Remitly Global Inc.	4,625,815	104,405
	Griffon Corp.	1,444,000	102,914
	Atmus Filtration Technologies Inc.	2,608,739	102,210
	ABM Industries Inc.	1,968,905	100,769
	ADT Inc.	14,529,330	100,398
*	Resideo Technologies Inc.	4,351,298	100,297
*	Everus Construction Group Inc.	1,520,730	99,988
	UL Solutions Inc. Class A	1,950,510	97,291
	Otter Tail Corp.	1,309,374	96,684
	Brady Corp. Class A	1,282,404	94,706
*	Hayward Holdings Inc.	6,126,212	93,670
	Terex Corp.	2,002,741	92,567
	Atkore Inc.	1,107,375	92,410
	Trinity Industries Inc.	2,597,266	91,164
*,1	Archer Aviation Inc. Class A	9,302,449	90,699
	Crane NXT Co.	1,509,315	87,872
	Insperity Inc.	1,126,373	87,305
	McGrath RentCorp	771,059	86,220
	Alight Inc. Class A	12,431,545	86,026
	ManpowerGroup Inc.	1,465,642	84,597
	TriNet Group Inc.	925,089	83,970
	Patrick Industries Inc.	997,721	82,891
	Hub Group Inc. Class A	1,845,245	82,224
*	OSI Systems Inc.	489,004	81,874
	UniFirst Corp.	473,582	81,025
*	Leonardo DRS Inc.	2,451,084	79,195
*	Payoneer Global Inc.	7,860,119	78,916
	Albany International Corp. Class A	980,032	78,373
*,1	Loar Holdings Inc.	1,030,285	76,148
*	NCR Atleos Corp.	2,236,562	75,864
*	Flywire Corp.	3,598,583	74,203
*	CoreCivic Inc.	3,315,326	72,075
	AZZ Inc.	878,421	71,960
	Standex International Corp.	375,490	70,213
37

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Huron Consulting Group Inc.	564,931	70,198
	ICF International Inc.	588,573	70,164
*	MYR Group Inc.	471,382	70,128
	ArcBest Corp.	749,101	69,906
	EVERTEC Inc.	2,022,578	69,840
	Enerpac Tool Group Corp. Class A	1,670,729	68,650
	Barnes Group Inc.	1,449,720	68,514
	Hillenbrand Inc.	2,214,505	68,162
	Powell Industries Inc.	303,118	67,186
*	Mercury Systems Inc.	1,587,414	66,671
	Werner Enterprises Inc.	1,846,841	66,339
*	AAR Corp.	1,051,755	64,452
*	Upwork Inc.	3,928,721	64,235
	Alamo Group Inc.	320,284	59,544
	VSE Corp.	620,360	58,996
	Kennametal Inc.	2,455,607	58,984
*	Masterbrand Inc.	4,015,743	58,670
*	Hillman Solutions Corp.	6,013,752	58,574
*	AvidXchange Holdings Inc.	5,606,241	57,969
	Greenbrier Cos. Inc.	940,367	57,353
*	IES Holdings Inc.	283,455	56,963
*	Gibraltar Industries Inc.	965,989	56,897
	Argan Inc.	401,638	55,040
	Vestis Corp.	3,574,827	54,480
*,1	Enovix Corp.	5,009,830	54,457
*,1	Standardaero Inc.	2,119,870	52,488
	International Seaways Inc.	1,456,059	52,331
*	O-I Glass Inc.	4,822,155	52,272
*	Donnelley Financial Solutions Inc.	832,547	52,226
*	Marqeta Inc. Class A	13,631,468	51,663
	Greif Inc. Class A	828,782	50,655
	REV Group Inc.	1,559,094	49,688
	Apogee Enterprises Inc.	695,673	49,678
	Tennant Co.	607,418	49,523
	H&E Equipment Services Inc.	984,952	48,223
*	First Advantage Corp.	2,529,130	47,371
*,1	Intuitive Machines Inc. Class A	2,567,298	46,622
	Helios Technologies Inc.	1,039,591	46,407
*,1	PureCycle Technologies Inc.	4,475,723	45,876
*	Triumph Group Inc.	2,435,285	45,442
*	Air Transport Services Group Inc.	1,966,273	43,219
	United States Lime & Minerals Inc.	309,552	41,090
	Lindsay Corp.	343,258	40,611
*,1	Blue Bird Corp.	1,020,793	39,433
	Perella Weinberg Partners Class A	1,651,177	39,364
	Napco Security Technologies Inc.	1,097,879	39,041
	Pitney Bowes Inc.	5,385,577	38,992
*	Legalzoom.com Inc.	4,983,437	37,426
*	American Woodmark Corp.	465,672	37,035
	CRA International Inc.	193,506	36,224
	Quanex Building Products Corp.	1,483,497	35,960
*	Cimpress plc	496,756	35,627
*,1	Symbotic Inc. Class A	1,492,046	35,376
*	Vicor Corp.	714,639	34,531
	Barrett Business Services Inc.	788,367	34,247
*	NV5 Global Inc.	1,816,446	34,222
	Schneider National Inc. Class B	1,165,269	34,119
	Kforce Inc.	589,397	33,419
*	DXP Enterprises Inc.	399,828	33,034
*	Tutor Perini Corp.	1,325,256	32,071
	Columbus McKinnon Corp.	859,295	32,000
	Deluxe Corp.	1,394,820	31,509
*	Janus International Group Inc.	4,265,510	31,352
*,1	Eos Energy Enterprises Inc.	6,442,893	31,312
	Bel Fuse Inc. Class B	377,402	31,124
*	Proto Labs Inc.	791,502	30,940
*	Thermon Group Holdings Inc.	1,063,904	30,609
*	Aspen Aerogels Inc.	2,573,966	30,579
	TriMas Corp.	1,215,374	29,886
*	Transcat Inc.	274,960	29,074
38

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	AMN Healthcare Services Inc.	1,196,080	28,610
*	BrightView Holdings Inc.	1,783,319	28,515
	Marten Transport Ltd.	1,793,909	28,003
	Heidrick & Struggles International Inc.	609,090	26,989
*	CECO Environmental Corp.	885,763	26,777
	FTAI Infrastructure Inc.	3,682,249	26,733
*	Ducommun Inc.	416,775	26,532
*	BlueLinx Holdings Inc.	259,211	26,481
*	V2X Inc.	546,300	26,130
*	Planet Labs PBC	6,389,764	25,815
*	Limbach Holdings Inc.	300,427	25,699
*	Energy Recovery Inc.	1,715,060	25,211
	Gorman-Rupp Co.	662,207	25,111
*,1	Sezzle Inc.	97,000	24,813
	Astec Industries Inc.	725,274	24,369
*	Forward Air Corp.	736,479	23,751
	Miller Industries Inc.	362,896	23,719
	Cadre Holdings Inc.	707,842	22,863
*	Great Lakes Dredge & Dock Corp.	2,014,497	22,744
	Wabash National Corp.	1,315,600	22,536
	Mesa Laboratories Inc.	159,813	21,075
*	JELD-WEN Holding Inc.	2,527,869	20,703
*	Paymentus Holdings Inc. Class A	625,682	20,441
*	Conduent Inc.	4,855,792	19,617
*	International Money Express Inc.	928,961	19,350
*	Repay Holdings Corp. Class A	2,474,624	18,881
	Pactiv Evergreen Inc.	1,070,116	18,695
*	Cantaloupe Inc.	1,947,885	18,524
*	Cross Country Healthcare Inc.	1,010,895	18,358
*	Montrose Environmental Group Inc.	963,183	17,867
*	Moneylion Inc.	202,788	17,442
	National Presto Industries Inc.	175,838	17,306
*	I3 Verticals Inc. Class A	740,229	17,055
	LSI Industries Inc.	870,765	16,910
*	Graham Corp.	378,043	16,812
	Ennis Inc.	792,162	16,707
	Cass Information Systems Inc.	402,288	16,458
	Douglas Dynamics Inc.	690,524	16,317
	Heartland Express Inc.	1,432,680	16,075
	Hyster-Yale Inc.	310,321	15,805
*	Willdan Group Inc.	413,847	15,763
	Insteel Industries Inc.	581,412	15,704
*	Green Dot Corp. Class A	1,454,228	15,473
*	ZipRecruiter Inc. Class A	2,058,665	14,905
*	Byrna Technologies Inc.	503,354	14,502
*	FARO Technologies Inc.	567,800	14,399
	Willis Lease Finance Corp.	69,352	14,394
*	Astronics Corp.	877,159	13,999
*,1	Evolv Technologies Holdings Inc.	3,486,836	13,773
	Kelly Services Inc. Class A	967,674	13,489
*	Franklin Covey Co.	356,635	13,402
*	3D Systems Corp.	3,993,964	13,100
	Covenant Logistics Group Inc. Class A	227,786	12,417
*,1	Redwire Corp.	737,344	12,137
	Myers Industries Inc.	1,099,196	12,135
*,1	Microvast Holdings Inc.	5,814,973	12,037
*,1	Custom Truck One Source Inc.	2,452,211	11,795
	Allient Inc.	476,922	11,580
*	CryoPort Inc.	1,474,275	11,470
	Luxfer Holdings plc	869,092	11,376
	Shyft Group Inc.	966,234	11,344
*	Bowman Consulting Group Ltd.	446,267	11,134
*	Distribution Solutions Group Inc.	319,525	10,992
*	Hyliion Holdings Corp.	4,137,884	10,800
*	Radiant Logistics Inc.	1,604,349	10,749
	Universal Logistics Holdings Inc.	231,011	10,613
*,1	Centuri Holdings Inc.	544,713	10,518
*	Titan International Inc.	1,529,329	10,384
*,1	Eve Holding Inc.	1,834,800	9,981
*,1	Amprius Technologies Inc.	3,431,820	9,609
39

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Manitowoc Co. Inc.	1,050,012	9,587
[1]	CompoSecure Inc. Class A	616,739	9,455
*	Target Hospitality Corp.	948,300	9,165
*	Ranpak Holdings Corp. Class A	1,318,835	9,074
*,1	Titan Machinery Inc.	641,694	9,067
*,1	TaskUS Inc. Class A	529,224	8,965
*	Atlanticus Holdings Corp.	160,278	8,940
	Park Aerospace Corp.	606,167	8,880
	Resources Connection Inc.	1,003,466	8,560
*	Orion Group Holdings Inc.	1,135,867	8,326
*	Vishay Precision Group Inc.	348,522	8,180
*	BlackSky Technology Inc. Class A	709,318	7,654
*,1	Spire Global Inc.	536,246	7,545
*	TrueBlue Inc.	897,923	7,543
*	Blade Air Mobility Inc.	1,717,041	7,297
	Quad/Graphics Inc.	1,037,059	7,228
	Park-Ohio Holdings Corp.	268,028	7,041
*	Mistras Group Inc.	772,949	7,003
*	Hudson Technologies Inc.	1,219,485	6,805
*	Performant Healthcare Inc.	2,207,671	6,667
	Karat Packaging Inc.	217,229	6,573
	Kronos Worldwide Inc.	673,373	6,565
*,1	Priority Technology Holdings Inc.	523,370	6,150
*	Acacia Research Corp.	1,366,267	5,930
*,1	Smith-Midland Corp.	132,408	5,887
*	Gencor Industries Inc.	332,994	5,877
*	L B Foster Co. Class A	217,220	5,843
*	Forrester Research Inc.	360,304	5,646
	Alta Equipment Group Inc.	816,010	5,337
*	Concrete Pumping Holdings Inc.	790,269	5,263
*	CPI Card Group Inc.	175,451	5,244
*	AerSale Corp.	829,567	5,226
*	Mayville Engineering Co. Inc.	318,534	5,007
*,1	Palladyne AI Corp.	406,368	4,986
*,1	AirJoule Technologies Corp.	612,400	4,878
	Information Services Group Inc.	1,422,145	4,750
	Twin Disc Inc.	395,659	4,649
*,1	Virgin Galactic Holdings Inc.	778,433	4,577
	Eastern Co.	163,461	4,338
*	LightPath Technologies Inc. Class A	1,199,048	4,233
	Frequency Electronics Inc.	228,179	4,226
*	Core Molding Technologies Inc.	241,857	4,000
*	SoundThinking Inc.	299,290	3,909
*	CS Disco Inc.	770,155	3,843
*,1	Proficient Auto Logistics Inc.	475,277	3,835
*,1	Skillsoft Corp.	157,227	3,767
	Hurco Cos. Inc.	194,691	3,756
*	Taylor Devices Inc.	90,186	3,754
*	Research Solutions Inc.	846,894	3,515
*	FreightCar America Inc.	383,200	3,433
*,1	Richtech Robotics Inc. Class B	1,151,908	3,110
*	Innovative Solutions & Support Inc.	362,582	3,096
*	PAMT Corp.	188,141	3,082
*	Babcock & Wilcox Enterprises Inc.	1,843,405	3,023
*	Paysign Inc.	994,857	3,004
	TTEC Holdings Inc.	600,829	2,998
*,1	M-Tron Industries Inc.	61,430	2,975
	EVI Industries Inc.	163,732	2,677
*	Ultralife Corp.	348,051	2,593
*	Commercial Vehicle Group Inc.	1,007,798	2,499
*	Alpha Pro Tech Ltd.	460,916	2,438
*	Manitex International Inc.	417,294	2,420
	HireQuest Inc.	168,702	2,389
*,1	Luna Innovations Inc.	1,091,763	2,358
*	DHI Group Inc.	1,294,953	2,292
*	VirTra Inc.	332,423	2,244
	BGSF Inc.	359,610	1,884
*,1	SKYX Platforms Corp.	1,592,981	1,848
*,1	Lightbridge Corp.	383,955	1,816
*,1	Nikola Corp.	1,517,860	1,806
40

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Where Food Comes From Inc.	132,623	1,757
*,1	Coda Octopus Group Inc.	220,722	1,728
*,1	Wrap Technologies Inc.	780,731	1,655
[1]	Espey Manufacturing & Electronics Corp.	53,150	1,602
*,1	Desktop Metal Inc. Class A	680,453	1,592
*	374Water Inc.	2,084,515	1,423
*	Hudson Global Inc.	107,683	1,405
*,1	Knightscope Inc. Class A	106,036	1,338
*	Broadwind Inc.	674,959	1,269
*	CPI Aerostructures Inc.	308,430	1,249
*	Team Inc.	88,315	1,120
*	Usio Inc.	757,304	1,106
*	RF Industries Ltd.	249,088	974
*	Markforged Holding Corp.	306,337	962
*,1	Bridger Aerospace Group Holdings Inc.	421,000	897
*	ClearSign Technologies Corp.	603,165	869
*,1	INNOVATE Corp.	161,864	800
*	GEE Group Inc.	3,830,957	793
*,1	Hydrofarm Holdings Group Inc.	1,239,122	719
*,1	Sypris Solutions Inc.	365,527	651
*	Sono-Tek Corp.	161,691	648
*,1	Air T Inc.	31,530	629
*	Orion Energy Systems Inc.	781,379	625
*	Flux Power Holdings Inc.	359,465	568
*	Cepton Inc.	170,313	555
*,1	TOMI Environmental Solutions Inc.	484,669	509
*,1	Fuel Tech Inc.	459,067	482
	Pioneer Power Solutions Inc.	107,157	443
*,1	Workhorse Group Inc.	561,587	392
	Bel Fuse Inc. Class A	3,626	327
	Taitron Components Inc. Class A	125,572	323
*	LGL Group Inc.	44,779	267
*	Optex Systems Holdings Inc.	38,390	263
*	Astrotech Corp.	38,881	261
*	AppTech Payments Corp.	483,438	251
*	Servotronics Inc.	20,233	221
*,1	Xos Inc.	61,419	199
*,1	Dragonfly Energy Holdings Corp.	67,801	188
*	Jewett-Cameron Trading Co. Ltd.	35,599	165
*	SIFCO Industries Inc.	24,401	87
*	Interlink Electronics Inc.	9,414	59
*,1	Hyzon Motors Inc. Class A	52,830	56
*	MultiSensor AI Holdings Inc.	16,895	31
*	Electro-Sensors Inc.	4,306	22
*	DSS Inc.	21,594	19
*	Phoenix Motor Inc.	10,021	3
*,2	Patriot National Inc.	129,819	—
	Ardagh Group SA Class A	37	—
			222,363,072
Real Estate (2.6%)
	Prologis Inc.	29,023,004	3,067,731
	Equinix Inc.	3,024,083	2,851,378
	American Tower Corp.	14,655,968	2,688,051
	Welltower Inc.	19,512,405	2,459,148
	Digital Realty Trust Inc.	10,392,364	1,842,878
	Simon Property Group Inc.	9,713,051	1,672,684
	Public Storage	4,958,546	1,484,787
	Realty Income Corp.	27,457,431	1,466,501
*	CBRE Group Inc. Class A	9,596,326	1,259,902
	Crown Castle Inc.	13,628,753	1,236,946
	Extra Space Storage Inc.	6,634,236	992,482
	AvalonBay Communities Inc.	4,445,208	977,812
	Iron Mountain Inc.	9,191,360	966,104
*	CoStar Group Inc.	12,831,679	918,620
	VICI Properties Inc. Class A	30,001,469	876,343
	Equity Residential	11,317,348	812,133
	Ventas Inc.	13,145,247	774,124
	SBA Communications Corp. Class A	3,368,231	686,445
	Weyerhaeuser Co.	22,681,733	638,491
41

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Invitation Homes Inc.	18,189,976	581,534
	Essex Property Trust Inc.	2,006,891	572,847
	Mid-America Apartment Communities Inc.	3,653,430	564,711
	Alexandria Real Estate Equities Inc.	5,455,201	532,155
	Kimco Realty Corp.	21,026,989	492,662
	Sun Communities Inc.	3,991,022	490,776
	UDR Inc.	10,290,109	446,694
	Healthpeak Properties Inc.	21,935,633	444,635
	Regency Centers Corp.	5,713,085	422,368
	Gaming & Leisure Properties Inc.	8,188,117	394,340
	Camden Property Trust	3,355,062	389,321
	Host Hotels & Resorts Inc.	21,833,362	382,520
*	Jones Lang LaSalle Inc.	1,491,061	377,447
	WP Carey Inc.	6,864,744	373,991
	American Homes 4 Rent Class A	9,786,389	366,207
	Equity LifeStyle Properties Inc.	5,399,977	359,638
*	Zillow Group Inc. Class C	4,780,926	354,028
	Lamar Advertising Co. Class A	2,766,096	336,745
	BXP Inc.	4,473,025	332,614
	Omega Healthcare Investors Inc.	8,431,774	319,143
	CubeSmart	7,094,205	303,987
	Federal Realty Investment Trust	2,669,458	298,846
	Brixmor Property Group Inc.	9,478,851	263,891
	Rexford Industrial Realty Inc.	6,614,361	255,711
	EastGroup Properties Inc.	1,561,622	250,625
	NNN REIT Inc.	5,887,133	240,489
	Vornado Realty Trust	5,690,464	239,227
	Agree Realty Corp.	3,244,253	228,558
	First Industrial Realty Trust Inc.	4,168,637	208,974
	STAG Industrial Inc.	5,736,838	194,020
	Americold Realty Trust Inc.	8,918,270	190,851
	Healthcare Realty Trust Inc. Class A	11,148,883	188,974
	Ryman Hospitality Properties Inc.	1,789,882	186,756
	Terreno Realty Corp.	3,133,372	185,308
	Kite Realty Group Trust	6,919,102	174,638
	Essential Properties Realty Trust Inc.	5,551,505	173,651
	CareTrust REIT Inc.	5,836,476	157,877
	Cousins Properties Inc.	5,086,033	155,836
	Macerich Co.	7,724,422	153,870
[1]	SL Green Realty Corp.	2,223,758	151,038
	Kilroy Realty Corp.	3,642,788	147,351
	Phillips Edison & Co. Inc.	3,865,165	144,789
[1]	Independence Realty Trust Inc.	7,051,185	139,895
	American Healthcare REIT Inc.	4,722,366	134,210
	Sabra Health Care REIT Inc.	7,413,527	128,402
	Lineage Inc.	2,159,523	126,483
	Rayonier Inc.	4,674,136	121,995
	Tanger Inc.	3,461,123	118,128
*	GEO Group Inc.	4,138,276	115,789
	COPT Defense Properties	3,525,404	109,111
	Apple Hospitality REIT Inc.	6,826,235	104,783
	EPR Properties	2,364,878	104,717
	Highwoods Properties Inc.	3,279,845	100,298
[1]	HA Sustainable Infrastructure Capital Inc.	3,679,341	98,717
	PotlatchDeltic Corp.	2,487,525	97,635
	Douglas Emmett Inc.	5,248,070	97,404
	National Health Investors Inc.	1,367,216	94,748
*	Cushman & Wakefield plc	7,098,393	92,847
	Broadstone Net Lease Inc.	5,845,493	92,709
*	Compass Inc. Class A	15,828,236	92,595
	Acadia Realty Trust	3,789,892	91,564
*	Zillow Group Inc. Class A	1,248,574	88,461
	Park Hotels & Resorts Inc.	6,239,748	87,793
	Urban Edge Properties	3,866,721	83,134
	Four Corners Property Trust Inc.	3,020,782	81,984
	National Storage Affiliates Trust	2,147,682	81,419
	Outfront Media Inc.	4,534,870	80,449
	Sunstone Hotel Investors Inc.	6,408,174	75,873
*	Howard Hughes Holdings Inc.	938,396	72,181
	LXP Industrial Trust	8,808,225	71,523
42

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Curbline Properties Corp.	2,962,754	68,795
	InvenTrust Properties Corp.	2,260,728	68,116
[1]	Medical Properties Trust Inc.	16,333,503	64,517
	Retail Opportunity Investments Corp.	3,703,260	64,289
	DigitalBridge Group Inc.	5,455,307	61,536
	Innovative Industrial Properties Inc.	882,760	58,827
	St. Joe Co.	1,276,122	57,336
	DiamondRock Hospitality Co.	6,184,015	55,842
	Pebblebrook Hotel Trust	3,771,346	51,102
	Newmark Group Inc. Class A	3,981,491	51,003
	Xenia Hotels & Resorts Inc.	3,214,926	47,774
	LTC Properties Inc.	1,371,093	47,371
	RLJ Lodging Trust	4,635,303	47,326
	Global Net Lease Inc.	6,320,299	46,138
	Getty Realty Corp.	1,524,157	45,923
	Empire State Realty Trust Inc. Class A	4,352,257	44,915
	UMH Properties Inc.	2,269,001	42,839
	Elme Communities	2,754,293	42,058
	Sila Realty Trust Inc.	1,671,087	40,641
	Veris Residential Inc.	2,440,920	40,592
	Alexander & Baldwin Inc.	2,268,352	40,241
	JBG SMITH Properties	2,616,449	40,215
	Uniti Group Inc.	7,215,940	39,688
*	Apartment Investment & Management Co. Class A	4,177,280	37,971
	American Assets Trust Inc.	1,418,158	37,241
	Centerspace	544,476	36,017
	Piedmont Office Realty Trust Inc. Class A	3,859,566	35,315
	Easterly Government Properties Inc. Class A	3,053,108	34,683
	NETSTREIT Corp.	2,435,403	34,461
	Kennedy-Wilson Holdings Inc.	3,285,275	32,820
	Brandywine Realty Trust	5,860,105	32,817
*	Opendoor Technologies Inc.	18,525,048	29,640
	Marcus & Millichap Inc.	758,522	29,021
	Paramount Group Inc.	5,825,297	28,777
*	Redfin Corp.	3,649,573	28,722
	NexPoint Residential Trust Inc.	681,027	28,433
[1]	eXp World Holdings Inc.	2,389,738	27,506
	Armada Hoffler Properties Inc.	2,389,134	24,441
	Plymouth Industrial REIT Inc.	1,356,611	24,148
	Whitestone REIT	1,570,811	22,258
	Summit Hotel Properties Inc.	3,223,409	22,080
	SITE Centers Corp.	1,431,468	21,887
	Gladstone Commercial Corp.	1,267,336	20,582
	CBL & Associates Properties Inc.	642,179	18,886
	CTO Realty Growth Inc.	931,673	18,363
[1]	Farmland Partners Inc.	1,469,233	17,278
	Community Healthcare Trust Inc.	831,535	15,974
*,1	NET Lease Office Properties	503,093	15,702
	Diversified Healthcare Trust	6,823,412	15,694
	Saul Centers Inc.	395,653	15,351
	Global Medical REIT Inc.	1,961,030	15,139
	Universal Health Realty Income Trust	392,224	14,595
*	Forestar Group Inc.	560,618	14,531
	Alexander's Inc.	71,682	14,341
	One Liberty Properties Inc.	522,004	14,219
	Chatham Lodging Trust	1,541,231	13,794
	Hudson Pacific Properties Inc.	4,445,180	13,469
	Service Properties Trust	5,221,240	13,262
	Peakstone Realty Trust	1,132,041	12,532
	Gladstone Land Corp.	1,070,672	11,617
*	FRP Holdings Inc.	353,227	10,819
*	Tejon Ranch Co.	666,963	10,605
	Bridge Investment Group Holdings Inc. Class A	1,188,832	9,986
*	Anywhere Real Estate Inc.	2,971,872	9,807
	RMR Group Inc. Class A	462,834	9,553
	Postal Realty Trust Inc. Class A	678,124	8,849
[1]	FrontView REIT Inc.	471,319	8,545
	Alpine Income Property Trust Inc.	456,146	7,659
	Industrial Logistics Properties Trust	1,863,505	6,802
	Orion Office REIT Inc.	1,830,112	6,790
43

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	City Office REIT Inc.	1,199,497	6,621
*	RE/MAX Holdings Inc. Class A	607,163	6,478
	Braemar Hotels & Resorts Inc.	2,073,053	6,219
*,1	Seaport Entertainment Group Inc.	216,764	6,059
	BRT Apartments Corp.	318,299	5,739
*	Stratus Properties Inc.	274,801	5,705
[1]	Equity Commonwealth	3,161,587	5,596
	Franklin Street Properties Corp.	2,761,816	5,054
*	Maui Land & Pineapple Co. Inc.	216,674	4,762
*,1	Seritage Growth Properties Class A	1,096,483	4,517
*	Douglas Elliman Inc.	2,474,908	4,133
*	Star Holdings	397,823	3,871
*	AMREP Corp.	115,952	3,641
	Modiv Industrial Inc. Class C	244,404	3,637
[1]	Clipper Realty Inc.	398,844	1,827
	Global Self Storage Inc.	319,661	1,704
	Office Properties Income Trust	1,641,000	1,641
*,1	Offerpad Solutions Inc.	564,664	1,609
*	Bluerock Homes Trust Inc.	109,281	1,450
*	Comstock Holding Cos. Inc. Class A	164,051	1,311
*,1	Mobile Infrastructure Corp. Class A	233,413	1,050
*	Rafael Holdings Inc. Class B	511,989	845
*,1	reAlpha Tech Corp.	279,055	806
*	Ashford Hospitality Trust Inc.	109,402	787
	Strawberry Fields REIT Inc.	53,624	565
*	Fathom Holdings Inc.	347,914	532
*	Altisource Portfolio Solutions SA	582,728	383
*	Sotherly Hotels Inc.	352,278	328
*,2	Spirit MTA REIT	2,854,330	257
*,2	New York REIT Liquidating LLC	19,100	133
	Creative Media & Community Trust Corp.	487,255	110
*	Transcontinental Realty Investors Inc.	2,534	76
*,1	American Strategic Investment Co.	1,777	15
*	La Rosa Holdings Corp.	8,674	7
			45,674,584
Technology (35.0%)
	Apple Inc.	473,862,940	118,664,758
	Microsoft Corp.	233,078,889	98,242,752
	NVIDIA Corp.	729,343,795	97,943,578
	Meta Platforms Inc. Class A	68,338,814	40,013,059
	Alphabet Inc. Class A	183,169,232	34,673,936
	Broadcom Inc.	146,416,311	33,945,158
	Alphabet Inc. Class C	147,460,929	28,082,459
	Salesforce Inc.	28,468,657	9,517,926
	Oracle Corp.	52,118,542	8,685,034
*	ServiceNow Inc.	6,456,758	6,844,938
	International Business Machines Corp.	28,987,587	6,372,341
*	Advanced Micro Devices Inc.	50,870,932	6,144,700
*	Adobe Inc.	13,790,596	6,132,402
	Texas Instruments Inc.	28,598,549	5,362,514
	QUALCOMM Inc.	34,825,316	5,349,865
	Intuit Inc.	8,334,875	5,238,469
*	Palantir Technologies Inc. Class A	64,933,382	4,910,912
	Applied Materials Inc.	25,837,211	4,201,906
*	Palo Alto Networks Inc.	20,565,855	3,742,163
	Analog Devices Inc.	15,555,475	3,304,916
	Marvell Technology Inc.	27,149,294	2,998,640
	Micron Technology Inc.	34,805,867	2,929,262
	Lam Research Corp.	40,318,884	2,912,233
	KLA Corp.	4,191,228	2,640,977
	Amphenol Corp. Class A	37,778,982	2,623,750
*	Cadence Design Systems Inc.	8,593,199	2,581,913
*	Crowdstrike Holdings Inc. Class A	7,329,203	2,507,760
	Intel Corp.	121,664,866	2,439,381
*	Synopsys Inc.	4,812,826	2,335,953
*	AppLovin Corp. Class A	7,025,465	2,275,056
*	Autodesk Inc.	6,733,535	1,990,231
*	Fortinet Inc.	19,211,939	1,815,144
	Roper Technologies Inc.	3,358,202	1,745,761
44

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	MicroStrategy Inc. Class A	5,947,994	1,722,658
*	Workday Inc. Class A	6,674,360	1,722,185
*	DoorDash Inc. Class A	10,247,261	1,718,978
*	Snowflake Inc. Class A	9,321,250	1,439,294
	TE Connectivity plc	9,370,645	1,339,721
	Vertiv Holdings Co. Class A	11,769,321	1,337,113
*	Datadog Inc. Class A	9,320,911	1,331,865
*	Atlassian Corp. Class A	5,064,545	1,232,609
	Cognizant Technology Solutions Corp. Class A	15,531,816	1,194,397
	Corning Inc.	24,137,737	1,147,025
	Dell Technologies Inc. Class C	9,945,060	1,146,069
*	Gartner Inc.	2,293,678	1,111,218
*	HubSpot Inc.	1,535,991	1,070,232
	HP Inc.	30,241,901	986,793
*	Cloudflare Inc. Class A	9,096,797	979,543
	Microchip Technology Inc.	16,823,039	964,801
*	ANSYS Inc.	2,735,849	922,884
	Hewlett Packard Enterprise Co.	40,682,821	868,578
*	GoDaddy Inc. Class A	4,399,780	868,385
	Monolithic Power Systems Inc.	1,456,026	861,531
*	ON Semiconductor Corp.	13,354,788	842,019
*	Tyler Technologies Inc.	1,342,876	774,356
	NetApp Inc.	6,379,242	740,502
	CDW Corp.	4,172,230	726,135
*	PTC Inc.	3,586,779	659,501
*	Western Digital Corp.	10,803,075	644,187
	Teradyne Inc.	5,095,193	641,587
*	Zoom Communications Inc. Class A	7,398,208	603,768
	Leidos Holdings Inc.	4,184,121	602,764
*	Pure Storage Inc. Class A	9,723,298	597,302
	Seagate Technology Holdings plc	6,654,622	574,360
*	DocuSign Inc. Class A	6,357,748	571,816
*	VeriSign Inc.	2,557,992	529,402
*	Reddit Inc. Class A	3,192,786	521,829
*	Zscaler Inc.	2,888,921	521,190
*	Manhattan Associates Inc.	1,909,406	515,998
*	Pinterest Inc. Class A	17,694,013	513,126
*	MongoDB Inc. Class A	2,197,315	511,557
*	Toast Inc. Class A	14,028,005	511,321
	SS&C Technologies Holdings Inc.	6,574,460	498,213
*	Astera Labs Inc.	3,732,551	494,376
*	Nutanix Inc. Class A	7,972,304	487,746
	Jabil Inc.	3,356,558	483,009
*	Dynatrace Inc.	8,886,848	483,000
*,1	Super Micro Computer Inc.	15,594,318	475,315
*	Twilio Inc. Class A	4,339,878	469,054
	Entegris Inc.	4,718,649	467,429
*	F5 Inc.	1,838,132	462,235
*	Coherent Corp.	4,832,252	457,759
	Gen Digital Inc.	16,442,692	450,201
*	Akamai Technologies Inc.	4,702,627	449,806
	Skyworks Solutions Inc.	5,009,442	444,237
*	Guidewire Software Inc.	2,607,996	439,656
*	Okta Inc. Class A	5,073,976	399,829
*	EPAM Systems Inc.	1,685,408	394,082
*	Snap Inc. Class A	33,601,763	361,891
*	Dayforce Inc.	4,698,910	341,329
	Paycom Software Inc.	1,566,330	321,051
*	Credo Technology Group Holding Ltd.	4,443,823	298,669
*	CACI International Inc. Class A	700,119	282,890
*	Samsara Inc. Class A	6,332,171	276,653
*	Elastic NV	2,751,704	272,639
*	Procore Technologies Inc.	3,504,637	262,602
*	Match Group Inc.	7,892,978	258,179
*	Onto Innovation Inc.	1,548,341	258,062
*	Kyndryl Holdings Inc.	7,245,100	250,680
*	Fabrinet	1,138,508	250,335
*	MACOM Technology Solutions Holdings Inc.	1,924,977	250,074
*	Lattice Semiconductor Corp.	4,331,388	245,373
	KBR Inc.	4,174,003	241,800
45

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Smartsheet Inc. Class A	4,186,763	234,584
	TD SYNNEX Corp.	1,996,209	234,115
	Bentley Systems Inc. Class B	5,000,132	233,506
*,1	IonQ Inc.	5,497,572	229,634
*	SPS Commerce Inc.	1,184,280	217,896
*	Gitlab Inc. Class A	3,862,200	217,635
	Universal Display Corp.	1,417,546	207,245
*	Qorvo Inc.	2,962,893	207,195
*	Commvault Systems Inc.	1,370,650	206,845
*	Dropbox Inc. Class A	6,826,235	205,060
*	Altair Engineering Inc. Class A	1,873,338	204,400
*	Maplebear Inc.	4,852,360	200,985
*	Unity Software Inc.	8,900,345	199,991
*,1	SoundHound AI Inc. Class A	10,052,956	199,451
*	Aspen Technology Inc.	797,755	199,144
*	Confluent Inc. Class A	6,898,911	192,894
*	SentinelOne Inc. Class A	8,626,133	191,500
*	Arrow Electronics Inc.	1,624,749	183,792
*	Q2 Holdings Inc.	1,813,927	182,572
*	Rambus Inc.	3,319,303	175,458
	Science Applications International Corp.	1,560,401	174,422
*	CCC Intelligent Solutions Holdings Inc.	14,766,589	173,212
*	Novanta Inc.	1,131,352	172,837
*	Cirrus Logic Inc.	1,682,639	167,557
*	Workiva Inc. Class A	1,519,308	166,364
*	UiPath Inc. Class A	13,082,900	166,284
*	Semtech Corp.	2,667,804	165,004
*	Appfolio Inc. Class A	653,729	161,288
*	HashiCorp Inc. Class A	4,709,160	161,100
*	Qualys Inc.	1,146,782	160,802
*	Insight Enterprises Inc.	993,021	151,039
*	Varonis Systems Inc. Class B	3,377,173	150,048
*	Tenable Holdings Inc.	3,777,798	148,770
	Dolby Laboratories Inc. Class A	1,875,781	146,499
	Avnet Inc.	2,742,519	143,489
*	Rubrik Inc. Class A	2,180,847	142,540
*	Parsons Corp.	1,490,745	137,521
	Pegasystems Inc.	1,470,291	137,031
*	Box Inc. Class A	4,328,336	136,775
	Advanced Energy Industries Inc.	1,182,830	136,771
*	Plexus Corp.	861,514	134,810
	Dun & Bradstreet Holdings Inc.	10,374,839	129,271
*	Silicon Laboratories Inc.	1,016,807	126,308
*	SiTime Corp.	583,667	125,214
*,1	Rigetti Computing Inc.	7,958,368	121,445
*,1	C3.ai Inc. Class A	3,479,444	119,797
*	Sanmina Corp.	1,580,261	119,578
*	Blackbaud Inc.	1,615,928	119,449
*	Impinj Inc.	800,287	116,250
*	Freshworks Inc. Class A	7,011,457	113,375
*	DXC Technology Co.	5,619,662	112,281
*	Core Scientific Inc.	7,924,416	111,338
	Power Integrations Inc.	1,776,163	109,589
*	Intapp Inc.	1,701,887	109,074
*	FormFactor Inc.	2,431,414	106,982
*,1	BlackLine Inc.	1,743,355	105,926
*	Agilysys Inc.	804,069	105,904
*,1	Trump Media & Technology Group Corp.	3,070,409	104,701
*	nCino Inc.	3,094,917	103,927
*	Zeta Global Holdings Corp. Class A	5,710,995	102,741
*	Vertex Inc. Class A	1,863,220	99,403
	Amkor Technology Inc.	3,851,049	98,933
*	IAC Inc.	2,226,741	96,062
*	Cargurus Inc. Class A	2,628,078	96,030
*	ZoomInfo Technologies Inc. Class A	9,109,608	95,742
*	Five9 Inc.	2,334,753	94,884
*	Teradata Corp.	3,011,053	93,794
*	Synaptics Inc.	1,228,206	93,737
*	Braze Inc. Class A	2,233,310	93,531
*	Klaviyo Inc. Class A	2,233,580	92,113
46

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Alarm.com Holdings Inc.	1,474,616	89,657
*	Ambarella Inc.	1,228,390	89,353
	Progress Software Corp.	1,357,504	88,441
*	RingCentral Inc. Class A	2,451,656	85,832
*	Informatica Inc. Class A	3,278,430	85,010
*	JFrog Ltd.	2,869,360	84,388
*	Diodes Inc.	1,361,998	83,994
*	PAR Technology Corp.	1,153,167	83,801
*	DoubleVerify Holdings Inc.	4,286,907	82,351
*	Allegro MicroSystems Inc.	3,744,825	81,862
*	Rapid7 Inc.	1,977,179	79,542
	Clear Secure Inc. Class A	2,921,343	77,825
*	Yelp Inc. Class A	1,977,639	76,535
*	TTM Technologies Inc.	3,078,477	76,192
	Concentrix Corp.	1,749,888	75,718
*	AvePoint Inc.	4,420,700	72,986
*	Axcelis Technologies Inc.	1,021,986	71,406
*,1	Cleanspark Inc.	7,722,800	71,127
*	Ziff Davis Inc.	1,296,069	70,428
[1]	Vishay Intertechnology Inc.	3,929,497	66,566
*	Magnite Inc.	4,116,953	65,542
*	Alkami Technology Inc.	1,759,451	64,537
*	NCR Voyix Corp.	4,582,632	63,424
*	ePlus Inc.	842,305	62,230
*	LiveRamp Holdings Inc.	1,956,512	59,419
*	Xometry Inc. Class A	1,388,449	59,231
*	DigitalOcean Holdings Inc.	1,730,321	58,952
*	Rogers Corp.	578,168	58,748
*	IPG Photonics Corp.	770,464	56,028
*,1	Terawulf Inc.	9,578,796	54,216
*	Hut 8 Corp.	2,619,701	53,678
*	Asana Inc. Class A	2,635,706	53,426
*	Verint Systems Inc.	1,920,236	52,710
*,1	Quantum Computing Inc.	3,003,061	49,701
*	Ultra Clean Holdings Inc.	1,348,452	48,477
	Benchmark Electronics Inc.	1,061,210	48,179
*	PagerDuty Inc.	2,637,623	48,163
	CTS Corp.	904,136	47,675
*	Veeco Instruments Inc.	1,775,091	47,572
*	MaxLinear Inc. Class A	2,361,391	46,708
*	NetScout Systems Inc.	2,113,919	45,787
*	Sprout Social Inc. Class A	1,489,278	45,736
	Adeia Inc.	3,256,245	45,522
	CSG Systems International Inc.	884,114	45,187
*	Photronics Inc.	1,867,106	43,989
*	Zuora Inc. Class A	4,420,881	43,855
*	Grid Dynamics Holdings Inc.	1,948,933	43,344
*	Paycor HCM Inc.	2,313,959	42,970
	A10 Networks Inc.	2,241,618	41,246
	QXO Inc.	2,576,500	40,966
*	Appian Corp. Class A	1,234,159	40,703
*	Matterport Inc.	8,472,028	40,157
*	Onestream Inc. Class A	1,359,315	38,768
*,1	Applied Digital Corp.	5,019,720	38,351
*	Cohu Inc.	1,406,307	37,548
*,1	Ibotta Inc. Class A	571,789	37,212
*	Fastly Inc. Class A	3,926,095	37,062
*,1	Rumble Inc.	2,760,637	35,916
*	Cipher Mining Inc.	7,691,807	35,690
*	Schrodinger Inc.	1,848,840	35,664
*	Innodata Inc.	862,549	34,088
*	ScanSource Inc.	708,792	33,632
*	Jamf Holding Corp.	2,360,717	33,168
*	Diebold Nixdorf Inc.	758,569	32,649
*	Ichor Holdings Ltd.	1,007,705	32,468
*	Weave Communications Inc.	1,912,264	30,443
*	Penguin Solutions Inc.	1,573,858	30,202
*	PDF Solutions Inc.	1,110,763	30,079
*	Vimeo Inc.	4,603,305	29,461
*	PROS Holdings Inc.	1,340,858	29,445
47

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Xerox Holdings Corp.	3,481,535	29,349
*,1	D-Wave Quantum Inc.	3,478,640	29,221
*	Alpha & Omega Semiconductor Ltd.	727,415	26,936
*,1	Blend Labs Inc. Class A	6,378,893	26,855
*,1	Wolfspeed Inc.	3,952,373	26,323
*	Sprinklr Inc. Class A	2,969,639	25,093
	PC Connection Inc.	358,243	24,815
*	Olo Inc. Class A	3,222,566	24,749
*,1	ServiceTitan Inc. Class A	236,700	24,349
	Hackett Group Inc.	786,110	24,149
*	Amplitude Inc. Class A	2,240,219	23,634
	Shutterstock Inc.	764,435	23,201
*	ACM Research Inc. Class A	1,534,456	23,170
	SolarWinds Corp.	1,566,953	22,329
*	CEVA Inc.	706,197	22,281
*	Daktronics Inc.	1,293,118	21,802
*	OneSpan Inc.	1,161,274	21,530
*	E2open Parent Holdings Inc.	7,951,441	21,151
*,1	Digimarc Corp.	563,356	21,098
*	Yext Inc.	3,136,310	19,947
*	Bumble Inc. Class A	2,391,668	19,468
*,1	NextNav Inc.	1,250,886	19,464
*,1	indie Semiconductor Inc. Class A	4,781,703	19,366
*	PubMatic Inc. Class A	1,296,921	19,052
*,1	KULR Technology Group Inc.	5,352,425	19,001
*	N-able Inc.	1,996,084	18,643
*	Couchbase Inc.	1,192,560	18,592
*	SEMrush Holdings Inc. Class A	1,564,101	18,582
*	NerdWallet Inc. Class A	1,331,971	17,715
*	Meridianlink Inc.	851,777	17,589
	Climb Global Solutions Inc.	129,613	16,428
*	Ouster Inc.	1,336,697	16,334
*	TechTarget Inc.	805,495	15,965
*	EverQuote Inc. Class A	796,810	15,928
*,1	BigBear.ai Holdings Inc.	3,487,620	15,520
*	Mitek Systems Inc.	1,381,518	15,376
*	nLight Inc.	1,427,724	14,977
*,1	Aehr Test Systems	860,409	14,309
*,1	Navitas Semiconductor Corp. Class A	3,999,100	14,277
*	Kimball Electronics Inc.	739,540	13,852
	Simulations Plus Inc.	494,699	13,797
*	Unisys Corp.	2,072,926	13,122
*	Consensus Cloud Solutions Inc.	544,925	13,002
	Methode Electronics Inc.	1,092,831	12,884
*	Bandwidth Inc. Class A	752,356	12,805
*	BigCommerce Holdings Inc.	2,057,633	12,593
	NVE Corp.	151,011	12,297
*	Red Violet Inc.	335,014	12,128
*	Nextdoor Holdings Inc.	5,055,104	11,981
*	MediaAlpha Inc. Class A	1,039,560	11,737
*,1	Vivid Seats Inc. Class A	2,490,081	11,529
*	SkyWater Technology Inc.	815,617	11,256
*	Innovid Corp.	3,641,555	11,252
	Logility Supply Chain Solutions Inc.	956,468	10,598
*,1	Cerence Inc.	1,272,905	9,992
[1]	ReposiTrak Inc.	446,617	9,884
*	TrueCar Inc.	2,574,147	9,602
*	SmartRent Inc. Class A	5,430,046	9,503
*,1	Atomera Inc.	816,142	9,467
*	Grindr Inc.	525,495	9,375
*	Viant Technology Inc. Class A	480,660	9,128
*,1	Groupon Inc. Class A	750,508	9,119
*,1	Quantum Corp.	166,091	8,956
*,1	MicroVision Inc.	6,513,213	8,532
*	Arteris Inc.	807,905	8,233
*	Eventbrite Inc. Class A	2,405,578	8,083
	Immersion Corp.	906,047	7,910
*,1	Getty Images Holdings Inc.	3,654,903	7,895
*	ON24 Inc.	1,112,442	7,186
*	Backblaze Inc. Class A	1,193,703	7,186
48

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Asure Software Inc.	731,908	6,887
*	Domo Inc. Class B	972,638	6,886
*	CoreCard Corp.	271,654	6,167
*	eGain Corp.	978,618	6,097
*	Definitive Healthcare Corp. Class A	1,474,544	6,060
*	Rimini Street Inc.	2,186,399	5,838
*	Brightcove Inc.	1,296,666	5,641
*	Kaltura Inc.	2,537,683	5,583
*	Telos Corp.	1,593,387	5,449
*	Expensify Inc. Class A	1,582,920	5,303
*	Digital Turbine Inc.	3,073,055	5,193
	Richardson Electronics Ltd.	365,090	5,122
*	Enfusion Inc. Class A	472,842	4,870
*	Kopin Corp.	3,418,996	4,650
*,1	Tucows Inc. Class A	269,748	4,623
*,1	QuickLogic Corp.	408,792	4,619
[1]	CSP Inc.	278,890	4,482
*	WM Technology Inc.	3,198,013	4,413
*	Upland Software Inc.	939,698	4,078
*	inTEST Corp.	472,095	4,055
*	AudioEye Inc.	248,817	3,785
*,1	LivePerson Inc.	2,488,033	3,782
*	Rackspace Technology Inc.	1,693,613	3,743
*,1	Rekor Systems Inc.	2,338,714	3,648
*	Aeva Technologies Inc.	759,242	3,606
*	AXT Inc.	1,598,732	3,469
*	Everspin Technologies Inc.	527,987	3,374
*	1stdibs.com Inc.	930,788	3,295
*,1	Veritone Inc.	999,603	3,279
*	AstroNova Inc.	250,308	3,006
*	Identiv Inc.	819,515	2,999
*,1	Airship AI Holdings Inc.	450,700	2,821
*,1	FiscalNote Holdings Inc.	2,610,676	2,793
*	Intevac Inc.	787,352	2,677
*	Synchronoss Technologies Inc.	274,273	2,633
*	Amtech Systems Inc.	473,710	2,582
*	DLH Holdings Corp.	312,420	2,509
*	Inuvo Inc.	3,857,320	2,493
*	SecureWorks Corp. Class A	263,152	2,226
*,1	PSQ Holdings Inc. Class A	464,165	2,107
*,1	Phunware Inc.	399,192	2,076
*	Intellicheck Inc.	685,145	1,918
*,1	Silvaco Group Inc.	232,158	1,876
*	Pixelworks Inc.	2,464,577	1,798
*,1	GSI Technology Inc.	574,548	1,741
*	One Stop Systems Inc.	498,283	1,669
*	BuzzFeed Inc. Class A	555,182	1,482
*	Steel Connect Inc.	118,037	1,472
*	Mastech Digital Inc.	91,726	1,367
*	WidePoint Corp.	265,533	1,285
*	Stronghold Digital Mining Inc. Class A	366,829	1,284
*	Aware Inc.	645,056	1,258
*	Key Tronic Corp.	295,513	1,232
*	Zedge Inc. Class B	455,536	1,225
*	NetSol Technologies Inc.	448,836	1,176
*	Skillz Inc. Class A	226,530	1,139
*	TransAct Technologies Inc.	269,345	1,102
*,1	Glimpse Group Inc.	437,150	1,080
*	Issuer Direct Corp.	110,039	984
*,1	authID Inc.	161,265	971
*,1	Duos Technologies Group Inc.	158,934	950
*,1	VirnetX Holding Corp.	116,102	911
*	CVD Equipment Corp.	186,573	821
*,1	Ingram Micro Holding Corp.	38,975	756
*	comScore Inc.	118,989	695
*,1	BTCS Inc.	280,193	692
*	KORE Group Holdings Inc.	210,367	677
*	Trio-Tech International	108,490	630
*	Data I/O Corp.	213,344	591
*	Beachbody Co. Inc.	88,367	543
49

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Data Storage Corp.	118,119	500
*,1	Sphere 3D Corp.	450,035	425
*	Creative Realities Inc.	170,462	418
*,1	iPower Inc.	386,294	322
*,1	Paltalk Inc.	142,656	284
*,1	SigmaTron International Inc.	153,224	273
*	Streamline Health Solutions Inc.	68,501	258
*,1	Greenidge Generation Holdings Inc. Class A	156,788	243
*,1	Intellinetics Inc.	15,469	213
*,1	Wag! Group Co.	832,224	198
*	Arena Group Holdings Inc.	140,920	189
*	System1 Inc.	174,422	157
*,1	Direct Digital Holdings Inc. Class A	90,848	144
*	Research Frontiers Inc.	66,176	113
*	Nortech Systems Inc.	9,278	101
*,1	Urgent.ly Inc.	111,196	57
			621,904,593
Telecommunications (1.9%)
	Cisco Systems Inc.	112,379,436	6,652,863
	AT&T Inc.	224,878,497	5,120,483
	Verizon Communications Inc.	118,768,801	4,749,564
	Comcast Corp. Class A	119,652,374	4,490,554
*	Arista Networks Inc.	31,582,145	3,490,774
	T-Mobile US Inc.	14,546,656	3,210,883
	Motorola Solutions Inc.	5,238,217	2,421,261
*	Charter Communications Inc. Class A	2,896,582	992,861
	Juniper Networks Inc.	10,373,648	388,493
*	Ciena Corp.	4,536,671	384,755
*	Roku Inc. Class A	3,998,033	297,214
*	Liberty Broadband Corp. Class C	3,656,054	273,327
*	Frontier Communications Parent Inc.	7,791,709	270,372
*	Lumentum Holdings Inc.	2,072,785	174,010
[1]	InterDigital Inc.	793,720	153,759
*	Lumen Technologies Inc.	28,718,409	152,495
	Cogent Communications Holdings Inc.	1,375,000	105,971
*,1	AST SpaceMobile Inc. Class A	4,729,334	99,789
	Telephone & Data Systems Inc.	2,835,278	96,711
	Iridium Communications Inc.	3,265,846	94,775
*,1	EchoStar Corp. Class A	3,762,483	86,161
*	Viavi Solutions Inc.	6,881,982	69,508
*	Calix Inc.	1,916,849	66,841
*	Extreme Networks Inc.	3,857,962	64,582
[1]	Cable One Inc.	139,552	50,535
*,1	Applied Optoelectronics Inc.	1,361,426	50,182
*	Globalstar Inc.	23,790,132	49,246
*	Harmonic Inc.	3,710,716	49,093
*,1	Infinera Corp.	6,678,704	43,879
*	Liberty Broadband Corp. Class A	516,573	38,412
*	CommScope Holding Co. Inc.	6,454,032	33,625
*	United States Cellular Corp.	524,160	32,875
*	Digi International Inc.	1,083,280	32,748
	IDT Corp. Class B	648,080	30,797
*,1	Viasat Inc.	3,565,238	30,340
*	Powerfleet Inc.	3,853,302	25,663
*	NETGEAR Inc.	780,077	21,741
	Shenandoah Telecommunications Co.	1,600,998	20,189
*	ADTRAN Holdings Inc.	2,119,703	17,657
*,1	Altice USA Inc. Class A	6,831,366	16,464
*	Gogo Inc.	1,764,713	14,277
*	Xperi Inc.	1,351,112	13,876
*	Anterix Inc.	409,604	12,563
*	fuboTV Inc.	9,797,371	12,345
*	Clearfield Inc.	380,909	11,808
*	Ribbon Communications Inc.	2,700,143	11,233
*	Ooma Inc.	734,221	10,323
*	8x8 Inc.	3,753,543	10,022
	Spok Holdings Inc.	539,239	8,655
*,1	Lightwave Logic Inc.	3,785,391	7,949
*	WideOpenWest Inc.	1,598,960	7,931
50

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Aviat Networks Inc.	354,894	6,427
	ATN International Inc.	309,210	5,198
*	Lantronix Inc.	942,727	3,884
*	KVH Industries Inc.	623,125	3,552
*	Comtech Telecommunications Corp.	863,562	3,463
*	Genasys Inc.	1,282,730	3,335
*	Inseego Corp.	304,111	3,120
*	BK Technologies Corp.	83,734	2,871
*	Airgain Inc.	352,815	2,491
*	Crexendo Inc.	345,906	1,809
*,1	SurgePays Inc.	427,576	761
	Network-1 Technologies Inc.	400,609	533
*	Optical Cable Corp.	122,058	441
	ClearOne Inc.	369,718	289
*,1	Cambium Networks Corp.	375,529	242
*,1	Sonim Technologies Inc.	44,517	140
*	NextPlat Corp.	45,484	49
*,1,2	FTE Networks Inc.	84,180	—
*,2	GCI Liberty Inc.	2,704,635	—
			34,611,039
Utilities (2.6%)
	NextEra Energy Inc.	64,463,719	4,621,404
	Southern Co.	34,330,434	2,826,081
	Duke Energy Corp.	24,176,133	2,604,737
	Waste Management Inc.	12,583,304	2,539,185
	Constellation Energy Corp.	9,876,902	2,209,562
	Sempra	19,846,424	1,740,928
	American Electric Power Co. Inc.	16,684,174	1,538,781
	Vistra Corp.	10,658,538	1,469,493
	Dominion Energy Inc.	26,334,973	1,418,402
	Waste Connections Inc.	8,085,725	1,387,349
	PG&E Corp.	66,722,889	1,346,468
	Public Service Enterprise Group Inc.	15,625,173	1,320,171
	Republic Services Inc. Class A	6,377,752	1,283,076
	Xcel Energy Inc.	17,990,876	1,214,744
	Exelon Corp.	31,459,489	1,184,135
	Entergy Corp.	13,444,036	1,019,327
	Consolidated Edison Inc.	10,876,670	970,525
	Edison International	12,146,943	969,812
	WEC Energy Group Inc.	9,916,205	932,520
	American Water Works Co. Inc.	6,099,130	759,281
	Ameren Corp.	8,336,072	743,077
	PPL Corp.	22,045,029	715,582
	DTE Energy Co.	5,843,899	705,651
	FirstEnergy Corp.	17,212,667	684,720
	Atmos Energy Corp.	4,876,390	679,135
	Eversource Energy	11,522,047	661,711
	CenterPoint Energy Inc.	20,471,382	649,557
	CMS Energy Corp.	9,358,878	623,769
	NRG Energy Inc.	6,366,447	574,381
	NiSource Inc.	14,582,341	536,047
	Alliant Energy Corp.	8,010,726	473,754
	Evergy Inc.	6,877,374	423,302
*	Clean Harbors Inc.	1,510,192	347,556
*	Talen Energy Corp.	1,589,019	320,140
	Essential Utilities Inc.	8,608,835	312,673
	Pinnacle West Capital Corp.	3,585,155	303,914
	AES Corp.	22,292,886	286,909
	OGE Energy Corp.	6,292,504	259,566
*	Casella Waste Systems Inc. Class A	1,940,440	205,318
	UGI Corp.	6,732,154	190,049
	IDACORP Inc.	1,675,690	183,119
	National Fuel Gas Co.	2,877,923	174,632
	Portland General Electric Co.	3,343,592	145,847
	New Jersey Resources Corp.	3,095,896	144,423
	TXNM Energy Inc.	2,860,105	140,631
	Southwest Gas Holdings Inc.	1,916,647	135,526
	Black Hills Corp.	2,197,746	128,612
	Ormat Technologies Inc.	1,874,896	126,968
51

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	ONE Gas Inc.	1,770,332	122,595
	ALLETE Inc.	1,793,672	116,230
	Spire Inc.	1,688,298	114,517
	MDU Resources Group Inc.	6,083,844	109,631
	MGE Energy Inc.	1,143,642	107,457
	Northwestern Energy Group Inc.	1,922,768	102,791
	American States Water Co.	1,166,009	90,622
	Avista Corp.	2,429,096	88,978
	Chesapeake Utilities Corp.	726,581	88,171
	California Water Service Group	1,850,554	83,886
	Clearway Energy Inc. Class C	2,361,867	61,408
*	Sunrun Inc.	6,637,403	61,396
*,1	Oklo Inc. Class A	2,891,549	61,388
*	Hawaiian Electric Industries Inc.	5,638,605	54,864
	SJW Group	992,179	48,835
*,1	NuScale Power Corp.	2,621,579	47,005
	Northwest Natural Holding Co.	1,187,569	46,980
	Clearway Energy Inc. Class A	1,286,666	31,459
	Middlesex Water Co.	553,029	29,106
	Unitil Corp.	495,739	26,864
	Aris Water Solutions Inc. Class A	916,765	21,956
*	Enviri Corp.	2,517,247	19,383
	Excelerate Energy Inc. Class A	553,736	16,750
*,1	NANO Nuclear Energy Inc.	635,400	15,818
	York Water Co.	354,736	11,607
	Genie Energy Ltd. Class B	743,537	11,592
*	Net Power Inc.	926,852	9,815
	Artesian Resources Corp. Class A	281,487	8,901
*	Pure Cycle Corp.	607,231	7,700
*	Altus Power Inc. Class A	1,749,901	7,122
*,1	Cadiz Inc.	1,333,682	6,935
*	Arq Inc.	817,294	6,187
*	Perma-Fix Environmental Services Inc.	537,923	5,955
	RGC Resources Inc.	256,026	5,136
	Global Water Resources Inc.	430,272	4,948
*	Quest Resource Holding Corp.	559,393	3,636
*,1	ALT5 Sigma Corp.	373,128	1,735
*,1	Aqua Metals Inc.	147,617	372
*	Vivakor Inc.	197,865	237
*	Zeo Energy Corp.	63,010	216
*	Clean Energy Technologies Inc.	55,035	34
			45,892,768
Total Common Stocks (Cost $736,684,155)			1,773,383,373
Preferred Stocks (0.0%)
*,1,2	Next Bridge Hydrocarbons Inc. Preference Shares	1,763,201	—
*,2	BTCS Inc. Preference Shares	280,193	—
Total Preferred Stocks (Cost $5,104)			—
Rights (0.0%)
*,1,2	Frequency Therapeutics Inc. CVR	1,246,700	2,445
*,1,2	Tobira Therapeutics Inc. CVR Exp. 12/31/28	201,001	911
*,2	Inhibrx Inc. CVR	1,216,278	788
*,2	Spectrum Pharmaceuticals Inc. CVR	5,990,797	488
*,2	Imara Inc. CVR	370,003	334
*,1,2	Palisade Bio Inc. CVR	204,224	196
*,2	Ocera Therapeutics Inc. CVR	653,477	176
*,2	Surface Oncology Inc. CVR	1,709,153	161
*,2	Adamas Pharmaceuticals Inc. CVR	2,522,158	152
*,1,2	CinCor Pharma Inc. CVR	28,710	88
*,2	Gyre Therapeutics Inc. CVR	826,502	83
*	Children's Place Inc. Exp. 2/10/25	154,476	79
*,2	Chinook Therapeutics Inc. CVR	415,255	76
*,2	Xeris Biopharma Holdings Inc. CVR	1,399,363	48
*,1,2	Miragen Therapeutics Inc. CVR	1,753,041	35
*,1,2	Q32 Bio Inc. CVR	1,354,738	12
*,2	Alexza Pharmaceuticals Inc. CVR	327,391	11
*,1,2	Oncternal Therapeutics Inc. CVR	8,933	9
*	FlexShopper Inc.	850,368	9
52

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,2	F-star Therapeutics Inc. CVR	122,042	8
*,2	Dianthus Therapeutics Inc. CVR	1,432,921	7
*,2	Ambit Biosciences Corp. CVR	201,330	—
*,2	Pineapple Energy Inc. CVR	69,639	—
*,2	ABIOMED Inc. CVR	264	—
*,1,2	Carisma Therapeutics Inc. CVR	6,822,627	—
*,2	Neurogene Inc. CVR	98,708	—
*,1,2	Traws Pharma Inc. CVR	365,661	—
*,2	Tectonic Therapeutic Inc. CVR	110,889	—
*,1	CytoSorbents Corp. Exp. 1/10/25	1,302,216	—
Total Rights (Cost $5,514)			6,116
Warrants (0.0%)
*	Presidio Property Trust Inc. Exp. 1/24/27	110,319	3
*	Hycroft Mining Holding Corp. Exp. 10/6/25	155,000	2
*	LGL Group Inc. Exp. 12/16/25	2,391	1
*	SELLAS Life Sciences Group Inc. Exp. 4/5/27	40,000	—
*,2	Athenex Inc. Exp. 8/15/27	535,168	—
*	Serina Therapeutics Inc. Exp. 7/31/25	7,270	—
Total Warrants (Cost $7)			6
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[5,6]	Vanguard Market Liquidity Fund, 4.466% (Cost $6,846,559)	68,480,806	6,848,081
Total Investments (100.1%) (Cost $743,541,339)			1,780,237,576
Other Assets and Liabilities—Net (-0.1%)			(2,274,571)
Net Assets (100%)			1,777,963,005
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,073,089,000.
2	Security value determined using significant unobservable inputs.
3	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
4	Restricted securities totaling $846,000, representing 0.0% of net assets.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $3,447,236,000 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.
53

Total Stock Market Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2025	4,453	500,918	(28,430)
E-mini S&P 500 Index	March 2025	11,180	3,318,084	(90,089)
E-mini S&P Mid-Cap 400 Index	March 2025	240	75,521	(4,087)
				(122,606)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Arbor Realty Trust Inc.	1/31/25	GSI	7,205	(4.354)	—	(292)
Citigroup Inc.	8/31/26	BANA	70,870	(5.233)	—	(779)
Citigroup Inc.	8/31/26	BANA	28,348	(5.333)	—	(314)
Global Payments Inc.	8/29/25	BANA	186,767	(5.233)	—	(11,230)
Goldman Sachs Group Inc.	8/29/25	BANA	107,717	(5.183)	—	(6,283)
Goldman Sachs Group Inc.	8/29/25	BANA	76,071	(5.183)	—	(4,437)
Paycom Software Inc.	8/29/25	BANA	12,546	(5.181)	—	(255)
Paycor HCM Inc.	1/31/25	CITNA	3,612	(4.483)	89	—
VICI Properties Inc. Class A	8/29/25	BANA	89,678	(5.233)	—	(8,539)
Visa Inc. Class A	8/29/25	BANA	133,909	(4.483)	174	—
					263	(32,129)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
At December 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $169,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
54

Total Stock Market Index Fund
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $736,691,162)	1,773,386,197
Affiliated Issuers (Cost $6,850,177)	6,851,379
Total Investments in Securities	1,780,237,576
Investment in Vanguard	48,328
Cash	39,458
Cash Collateral Pledged—Futures Contracts	206,470
Cash Collateral Pledged—Over-the-Counter Swap Contracts	34,110
Receivables for Investment Securities Sold	5,827
Receivables for Accrued Income	1,152,157
Receivables for Capital Shares Issued	1,113,366
Unrealized Appreciation—Over-the-Counter Swap Contracts	263
Total Assets	1,782,837,555
Liabilities
Payables for Investment Securities Purchased	992,347
Collateral for Securities on Loan	3,447,236
Payables for Capital Shares Redeemed	368,047
Payables to Vanguard	22,688
Variation Margin Payable—Futures Contracts	12,103
Unrealized Depreciation—Over-the-Counter Swap Contracts	32,129
Total Liabilities	4,874,550
Net Assets	1,777,963,005
1 Includes $3,073,089,000 of securities on loan.
55

Total Stock Market Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2024, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	774,841,108
Total Distributable Earnings (Loss)	1,003,121,897
Net Assets	1,777,963,005

Investor Shares—Net Assets
Applicable to 156,979,031 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	22,134,423
Net Asset Value Per Share—Investor Shares	$141.00

ETF Shares—Net Assets
Applicable to 1,575,749,087 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	456,499,362
Net Asset Value Per Share—ETF Shares	$289.70

Admiral™ Shares—Net Assets
Applicable to 2,884,702,340 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	406,815,306
Net Asset Value Per Share—Admiral Shares	$141.03

Institutional Shares—Net Assets
Applicable to 671,491,558 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	94,711,819
Net Asset Value Per Share—Institutional Shares	$141.05

Institutional Plus Shares—Net Assets
Applicable to 2,700,130,705 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	714,399,856
Net Asset Value Per Share—Institutional Plus Shares	$264.58

Institutional Select Shares—Net Assets
Applicable to 300,336,869 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	83,402,239
Net Asset Value Per Share—Institutional Select Shares	$277.70
See accompanying Notes, which are an integral part of the Financial Statements.
56

Total Stock Market Index Fund
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	22,065,547
Interest—Unaffiliated Issuers	7,732
Interest—Affiliated Issuers	120,150
Securities Lending—Net	177,519
Total Income	22,370,948
Expenses
The Vanguard Group—Note B
Investment Advisory Services	33,526
Management and Administrative—Investor Shares	28,247
Management and Administrative—ETF Shares	92,008
Management and Administrative—Admiral Shares	128,639
Management and Administrative—Institutional Shares	23,518
Management and Administrative—Institutional Plus Shares	98,538
Management and Administrative—Institutional Select Shares	5,789
Marketing and Distribution—Investor Shares	913
Marketing and Distribution—ETF Shares	14,876
Marketing and Distribution—Admiral Shares	13,931
Marketing and Distribution—Institutional Shares	1,758
Marketing and Distribution—Institutional Plus Shares	15,307
Marketing and Distribution—Institutional Select Shares	131
Custodian Fees	2,054
Auditing Fees	254
Shareholders’ Reports and Proxy Fees—Investor Shares	228
Shareholders’ Reports and Proxy Fees—ETF Shares	7,413
Shareholders’ Reports and Proxy Fees—Admiral Shares	2,743
Shareholders’ Reports and Proxy Fees—Institutional Shares	110
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	3,311
Shareholders’ Reports and Proxy Fees—Institutional Select Shares	1
Trustees’ Fees and Expenses	946
Other Expenses	131
Total Expenses	474,372
Net Investment Income	21,896,576
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers[2]	43,930,136
Investment Securities Sold—Affiliated Issuers	51
Futures Contracts	781,560
Swap Contracts	194,357
Realized Net Gain (Loss)	44,906,104
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	279,627,715
Investment Securities—Affiliated Issuers	1,737
Futures Contracts	(166,922)
Swap Contracts	(112,007)
Change in Unrealized Appreciation (Depreciation)	279,350,523
Net Increase (Decrease) in Net Assets Resulting from Operations	346,153,203
1	Dividends are net of foreign withholding taxes of $4,292,000.
2	Includes $50,591,899,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
57

Total Stock Market Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	21,896,576	20,819,881
Realized Net Gain (Loss)	44,906,104	24,990,732
Change in Unrealized Appreciation (Depreciation)	279,350,523	256,780,740
Net Increase (Decrease) in Net Assets Resulting from Operations	346,153,203	302,591,353
Distributions
Investor Shares	(268,758)	(289,384)
ETF Shares	(5,647,867)	(4,851,485)
Admiral Shares	(5,171,932)	(4,859,268)
Institutional Shares	(1,230,338)	(1,178,824)
Institutional Plus Shares	(9,184,246)	(8,827,594)
Institutional Select Shares	(1,004,871)	(811,797)
Total Distributions	(22,508,012)	(20,818,352)
Capital Share Transactions
Investor Shares	(2,617,137)	(2,239,443)
ETF Shares	29,058,165	21,896,112
Admiral Shares	(8,386,513)	(108,385)
Institutional Shares	(4,459,276)	(1,318,438)
Institutional Plus Shares	(25,961,444)	(188,430)
Institutional Select Shares	8,142,555	5,800,564
Net Increase (Decrease) from Capital Share Transactions	(4,223,650)	23,841,980
Total Increase (Decrease)	319,421,541	305,614,981
Net Assets
Beginning of Period	1,458,541,464	1,152,926,483
End of Period	1,777,963,005	1,458,541,464
See accompanying Notes, which are an integral part of the Financial Statements.
58

Total Stock Market Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$115.48	$93.09	$117.53	$94.71	$79.66
Investment Operations
Net Investment Income[1]	1.583	1.536	1.335	1.284	1.284
Capital Gain Distributions Received	—	.000[1,2]	.000[1,2]	.000[1,2]	—
Net Realized and Unrealized Gain (Loss) on Investments	25.582	22.401	(24.344)	22.837	15.026
Total from Investment Operations	27.165	23.937	(23.009)	24.121	16.310
Distributions
Dividends from Net Investment Income	(1.645)	(1.547)	(1.431)	(1.301)	(1.260)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.645)	(1.547)	(1.431)	(1.301)	(1.260)
Net Asset Value, End of Period	$141.00	$115.48	$93.09	$117.53	$94.71
Total Return[3]	23.61%	25.89%	-19.60%	25.59%	20.87%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,134	$20,443	$18,409	$133,977	$153,845
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%[4]	0.14%[4]	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.22%	1.48%	1.28%	1.20%	1.62%
Portfolio Turnover Rate[5]	2%	2%	3%	4%	8%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
59

Total Stock Market Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$237.25	$191.25	$241.49	$194.61	$163.70
Investment Operations
Net Investment Income[1]	3.561	3.411	3.191	2.912	2.831
Capital Gain Distributions Received	—	.000[1,2]	.000[1,2]	.000[1,2]	—
Net Realized and Unrealized Gain (Loss) on Investments	52.563	46.002	(50.248)	46.898	30.848
Total from Investment Operations	56.124	49.413	(47.057)	49.810	33.679
Distributions
Dividends from Net Investment Income	(3.674)	(3.413)	(3.183)	(2.930)	(2.769)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.674)	(3.413)	(3.183)	(2.930)	(2.769)
Net Asset Value, End of Period	$289.70	$237.25	$191.25	$241.49	$194.61
Total Return	23.75%	26.03%	-19.50%	25.72%	20.95%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$456,499	$347,955	$261,084	$299,088	$202,075
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%[3]	0.03%[3]	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	1.33%	1.60%	1.55%	1.31%	1.73%
Portfolio Turnover Rate[4]	2%	2%	3%	4%	8%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
60

Total Stock Market Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$115.49	$93.10	$117.56	$94.74	$79.69
Investment Operations
Net Investment Income[1]	1.717	1.645	1.540	1.402	1.364
Capital Gain Distributions Received	—	.000[1,2]	.000[1,2]	.000[1,2]	—
Net Realized and Unrealized Gain (Loss) on Investments	25.599	22.396	(24.460)	22.833	15.025
Total from Investment Operations	27.316	24.041	(22.920)	24.235	16.389
Distributions
Dividends from Net Investment Income	(1.776)	(1.651)	(1.540)	(1.415)	(1.339)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.776)	(1.651)	(1.540)	(1.415)	(1.339)
Net Asset Value, End of Period	$141.03	$115.49	$93.10	$117.56	$94.74
Total Return[3]	23.74%	26.01%	-19.53%	25.71%	20.99%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$406,815	$340,379	$274,489	$341,733	$273,622
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[4]	0.04%[4]	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.32%	1.59%	1.54%	1.30%	1.72%
Portfolio Turnover Rate[5]	2%	2%	3%	4%	8%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
61

Total Stock Market Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$115.51	$93.12	$117.58	$94.75	$79.70
Investment Operations
Net Investment Income[1]	1.729	1.655	1.497	1.416	1.374
Capital Gain Distributions Received	—	.000[1,2]	.000[1,2]	.000[1,2]	—
Net Realized and Unrealized Gain (Loss) on Investments	25.600	22.397	(24.407)	22.841	15.024
Total from Investment Operations	27.329	24.052	(22.910)	24.257	16.398
Distributions
Dividends from Net Investment Income	(1.789)	(1.662)	(1.550)	(1.427)	(1.348)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.789)	(1.662)	(1.550)	(1.427)	(1.348)
Net Asset Value, End of Period	$141.05	$115.51	$93.12	$117.58	$94.75
Total Return	23.75%	26.02%	-19.51%	25.73%	21.00%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$94,712	$81,389	$66,751	$249,282	$180,586
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%[3]	0.03%[3]	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	1.33%	1.60%	1.46%	1.31%	1.73%
Portfolio Turnover Rate[4]	2%	2%	3%	4%	8%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
62

Total Stock Market Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$216.65	$174.63	$220.49	$177.69	$149.47
Investment Operations
Net Investment Income[1]	3.268	3.123	2.960	2.672	2.591
Capital Gain Distributions Received	—	.000[1,2]	.000[1,2]	.000[1,2]	—
Net Realized and Unrealized Gain (Loss) on Investments	48.018	42.014	(45.906)	42.823	28.172
Total from Investment Operations	51.286	45.137	(42.946)	45.495	30.763
Distributions
Dividends from Net Investment Income	(3.356)	(3.117)	(2.914)	(2.695)	(2.543)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.356)	(3.117)	(2.914)	(2.695)	(2.543)
Net Asset Value, End of Period	$264.58	$216.65	$174.63	$220.49	$177.69
Total Return	23.76%	26.03%	-19.51%	25.74%	21.02%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$714,400	$607,188	$488,093	$296,554	$226,288
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%[3]	0.02%[3]	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.34%	1.61%	1.59%	1.32%	1.74%
Portfolio Turnover Rate[4]	2%	2%	3%	4%	8%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
63

Total Stock Market Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$227.37	$183.25	$231.36	$186.45	$156.83
Investment Operations
Net Investment Income[1]	3.464	3.312	3.093	2.821	2.772
Capital Gain Distributions Received	—	.000[1,2]	.000[1,2]	.000[1,2]	—
Net Realized and Unrealized Gain (Loss) on Investments	50.388	44.079	(48.139)	44.937	29.532
Total from Investment Operations	53.852	47.391	(45.046)	47.758	32.304
Distributions
Dividends from Net Investment Income	(3.522)	(3.271)	(3.064)	(2.848)	(2.684)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.522)	(3.271)	(3.064)	(2.848)	(2.684)
Net Asset Value, End of Period	$277.70	$227.37	$183.25	$231.36	$186.45
Total Return	23.78%	26.05%	-19.50%	25.75%	21.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$83,402	$61,187	$44,101	$52,780	$44,296
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%[3]	0.01%[3]	0.01%	0.01%
Ratio of Net Investment Income to Average Net Assets	1.35%	1.62%	1.57%	1.33%	1.76%
Portfolio Turnover Rate[4]	2%	2%	3%	4%	8%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.01%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
64

Total Stock Market Index Fund
Notes to Financial Statements
Vanguard Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
In March 2023, the board of trustees approved a plan of reorganization whereby the fund will reorganize from Vanguard Index Funds (such fund the "Predecessor Fund”) to a newly created shell series under Vanguard Montgomery Funds. The purpose of the reorganization is to improve administrative efficiencies for all funds within the Vanguard complex by spreading the filing and reporting requirements across different legal entities. After the reorganization the surviving fund will be identical in its management to the Predecessor Fund and its investment objective, strategies, and policies will remain unchanged. The reorganization is anticipated to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
65

Total Stock Market Index Fund
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2024, the fund had contributed to Vanguard capital in the amount of $48,328,000, representing less than 0.01% of the fund’s net assets and 19.33% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
66

Total Stock Market Index Fund
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,773,381,738	846	789	1,773,383,373
Preferred Stocks	—	—	—	—
Rights	—	88	6,028	6,116
Warrants	6	—	—	6
Temporary Cash Investments	6,848,081	—	—	6,848,081
Total	1,780,229,825	934	6,817	1,780,237,576

Derivative Financial Instruments
Assets
Swap Contracts	—	263	—	263
Liabilities
Futures Contracts[1]	(122,606)	—	—	(122,606)
Swap Contracts	—	(32,129)	—	(32,129)
Total	(122,606)	(32,129)	—	(154,735)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, passive foreign investment companies, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	50,593,381
Total Distributable Earnings (Loss)	(50,593,381)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	207,175
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	1,034,906,134
Capital Loss Carryforwards	(32,040,409)
Qualified Late-Year Losses	—
Other Temporary Differences	48,997
Total	1,003,121,897
67

Total Stock Market Index Fund
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	22,508,012	20,818,352
Long-Term Capital Gains	—	—
Total	22,508,012	20,818,352
*	Includes short-term capital gains, if any.
As of December 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	745,331,442
Gross Unrealized Appreciation	1,084,007,763
Gross Unrealized Depreciation	(49,101,629)
Net Unrealized Appreciation (Depreciation)	1,034,906,134
E.  During the year ended December 31, 2024, the fund purchased $46,046,559,000 of investment securities and sold $34,976,022,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $46,377,450,000 and $61,273,554,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2024, such purchases were $3,900,429,000 and sales were $2,959,901,000, resulting in net realized loss of $569,375,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	255,042	2,026	317,778	3,167
Issued in Lieu of Cash Distributions	268,758	2,012	289,384	2,758
Redeemed	(3,140,937)	(24,090)	(2,846,605)	(26,651)
Net Increase (Decrease)—Investor Shares	(2,617,137)	(20,052)	(2,239,443)	(20,726)
ETF Shares
Issued	90,631,705	332,822	52,502,894	241,918
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(61,573,540)	(223,700)	(30,606,782)	(140,400)
Net Increase (Decrease)—ETF Shares	29,058,165	109,122	21,896,112	101,518
Admiral Shares
Issued	32,704,599	253,051	26,313,081	254,268
Issued in Lieu of Cash Distributions	4,308,022	32,211	4,050,962	38,521
Redeemed	(45,399,134)	(347,790)	(30,472,428)	(293,822)
Net Increase (Decrease)—Admiral Shares	(8,386,513)	(62,528)	(108,385)	(1,033)
Institutional Shares
Issued	12,065,162	92,206	7,372,614	71,232
Issued in Lieu of Cash Distributions	978,170	7,318	949,403	9,031
Redeemed	(17,502,608)	(132,646)	(9,640,455)	(92,509)
Net Increase (Decrease)—Institutional Shares	(4,459,276)	(33,122)	(1,318,438)	(12,246)
Institutional Plus Shares
Issued	31,442,646	129,725	35,342,057	188,265
Issued in Lieu of Cash Distributions	9,108,790	36,301	8,750,147	44,372
Redeemed	(66,512,880)	(268,482)	(44,280,634)	(224,992)
Net Increase (Decrease)—Institutional Plus Shares	(25,961,444)	(102,456)	(188,430)	7,645
68

Total Stock Market Index Fund
	Year Ended December 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Select Shares
Issued	23,144,854	91,362	15,363,880	73,855
Issued in Lieu of Cash Distributions	1,004,871	3,810	811,797	3,913
Redeemed	(16,007,170)	(63,944)	(10,375,113)	(49,312)
Net Increase (Decrease)—Institutional Select Shares	8,142,555	31,228	5,800,564	28,456
G.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Dec. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2024 Market Value ($000)
1895 Bancorp of Wisconsin Inc.	2,291	—	—	—	1,007	—	—	3,298
Vanguard Market Liquidity Fund	5,979,482	NA1	NA1	51	730	120,150	—	6,848,081
Total	5,981,773	—	—	51	1,737	120,150	—	6,851,379
1	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
69

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Total Stock Market Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Total Stock Market Index Fund (one of the funds constituting Vanguard Index Funds, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
70

Tax information (unaudited)
For corporate shareholders, 87.3%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $20,464,969,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for the fiscal year.
The fund hereby designates for the fiscal year $68,440,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates $1,397,192,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for the fiscal year.
Q850 022025
71

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: February 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: February 21, 2025

VANGUARD INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: February 21, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney  filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.